AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2002


                                                     REGISTRATION NOS. 333-90737
                                                                   AND 811-09693

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
--------------------------------------------------------------------------------
                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO.   |_|

                       POST-EFFECTIVE AMENDMENT NO. 4  |X|

                                       AND

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 5         |X|

                       CONSECO VARIABLE ANNUITY ACCOUNT H
                           (EXACT NAME OF REGISTRANT)

                       CONSECO VARIABLE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                         11815 NORTH PENNSYLVANIA STREET
                              CARMEL, INDIANA 46032
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                  DEPOSITOR'S TELEPHONE NUMBER: (317) 817-6100

                                 DAVID K. HERZOG
             EXECUTIVE VICE PRESIDENT, GENERAL COUNSEL AND SECRETARY
                       CONSECO VARIABLE INSURANCE COMPANY
                         11815 NORTH PENNSYLVANIA STREET
                              CARMEL, INDIANA 46032
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                          MARY JANE WILSON-BILIK, ESQ.
                         SUTHERLAND ASBILL & BRENNAN LLP
                         1275 PENNSYLVANIA AVENUE, N.W.
                           WASHINGTON, D.C. 20004-2415

It is proposed that this filing will become effective:
|_| immediately upon filing pursuant to paragraph (b) of Rule 485
|X| on May 1, 2002 pursuant to paragraph (b) of Rule 485
|_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485
|_| on _____ pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:
|_| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

 Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

                                                                    CONSECO LOGO

-------------------------------------------------------------------------------


                             CONSECO ADVANTAGE PLUS

                         THE FIXED AND VARIABLE ANNUITY


                                    ISSUED BY

                       CONSECO VARIABLE ANNUITY ACCOUNT H

                                       AND

                       CONSECO VARIABLE INSURANCE COMPANY

   This prospectus describes the Advantage Plus individual flexible premium deferred annuity contract, fixed and variable accounts (CONTRACT) offered by Conseco Variable Insurance Company (we, us, our). This contract provides for the accumulation of contract values and subsequent annuity payments on a fixed basis, a variable basis or a combination of both.


   The annuity contract has 59 investment options which include a fixed account and 58 subaccounts that invest in the investment portfolios listed below. You can put your money in the fixed account and/or the subaccounts. Money you put in a subaccount is invested exclusively in a single portfolio. Your investments in the portfolios are not guaranteed. You could lose your money. Currently, you can invest in up to 15 investment options at one time. In certain states, your contract may not contain a fixed account option. Money you direct into the fixed account earns interest at a rate guaranteed by us.

THE ALGER AMERICAN FUND

MANAGED BY FRED ALGER MANAGEMENT, INC.

o  Alger American Growth Portfolio
o  Alger American Leveraged AllCap Portfolio
o  Alger American MidCap Growth Portfolio
o  Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.

o  VP Income & Growth Fund
o  VP International Fund
o  VP Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST
MANAGED BY BERGER FINANCIAL GROUP LLC

o  Berger IPT--Growth Fund
o  Berger IPT--International Fund
o  Berger IPT--Large Cap Growth Fund
o  Berger IPT--Small Company Growth Fund


CONSECO SERIES TRUST
MANAGED BY CONSECO CAPITAL MANAGEMENT, INC.


o  Balanced Portfolio
o  Conseco 20 Focus Portfolio
o  Equity Portfolio
o  Fixed Income Portfolio
o  Government Securities Portfolio

o  High Yield Portfolio

o  Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(INITIAL SHARES)

MANAGED BY THE DREYFUS CORPORATION--SUB-ADVISED BY NCM CAPITAL MANAGEMENT GROUP, INC.


DREYFUS STOCK INDEX FUND (INITIAL SHARES)

MANAGED BY THE DREYFUS CORPORATION AND MELLON EQUITY ASSOCIATES

DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF")
(INITIAL SHARES)
MANAGED BY THE DREYFUS CORPORATION

o  Dreyfus VIF--Disciplined Stock Portfolio
o  Dreyfus VIF--International Value Portfolio


FEDERATED INSURANCE SERIES
MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY


o  Federated High Income Bond Fund II
    (Primary Shares)
o  Federated Utility Fund II


MANAGED BY FEDERATED GLOBAL INVESTMENT MANAGEMENT CORP.


o  Federated International Equity Fund II
o  Federated International Small Company Fund II


-------------------------------------------------------------------------------


   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
MANAGED BY U.S. BANCORP ASSET MANAGEMENT, INC.

o  First American Large Cap Growth Portfolio
o  First American Mid Cap Growth Portfolio


INVESCO VARIABLE INVESTMENT FUNDS, INC.
MANAGED BY INVESCO FUNDS GROUP, INC.


o  INVESCO VIF--Core Equity Fund (formerly Equity Income Fund)
o  INVESCO VIF--Financial Services Fund
o  INVESCO VIF--Health Sciences Fund

o  INVESCO VIF--High Yield Fund

o  INVESCO VIF--Real Estate Opportunity Fund
o  INVESCO VIF--Technology Fund
o  INVESCO VIF--Telecommunications Fund


JANUS ASPEN SERIES

MANAGED BY JANUS CAPITAL MANAGEMENT LLC

o  Aggressive Growth Portfolio (Institutional Shares)
o  Growth Portfolio (Institutional Shares)
o  Worldwide Growth Portfolio (Institutional Shares)


LAZARD RETIREMENT SERIES, INC.
MANAGED BY LAZARD ASSET MANAGEMENT


o  Lazard Retirement Equity Portfolio
o  Lazard Retirement Small Cap Portfolio


LORD ABBETT SERIES FUND, INC.
MANAGED BY LORD, ABBETT & CO.


o  Growth and Income Portfolio


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
MANAGED BY NEUBERGER BERMAN MANAGEMENT, INC.


o  Limited Maturity Bond Portfolio
o  Midcap Growth Portfolio
o  Partners Portfolio

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.

o  Pioneer Equity Income VCT Portfolio
o  Pioneer Europe VCT Portfolio
o  Pioneer Fund VCT Portfolio

RYDEX VARIABLE TRUST
MANAGED BY RYDEX GLOBAL ADVISORS


o  Nova Fund
o  OTC Fund
o  U.S. Government Money Market Fund


SELIGMAN PORTFOLIOS, INC.
MANAGED BY J. & W. SELIGMAN & CO. INCORPORATED


o  Seligman Communications and Information Portfolio (Class 2)
o  Seligman Global Technology Portfolio (Class 2)

STRONG OPPORTUNITY FUND II, INC.
ADVISED BY STRONG CAPITAL MANAGEMENT, INC.

o  Strong Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.
ADVISED BY STRONG CAPITAL MANAGEMENT, INC.

o  Strong Mid Cap Growth Fund II


VAN ECK WORLDWIDE INSURANCE TRUST
MANAGED BY VAN ECK ASSOCIATES CORPORATION


o  Worldwide Bond Fund
o  Worldwide Emerging Markets Fund
o  Worldwide Hard Assets Fund
o  Worldwide Real Estate Fund


   The expenses for a contract with a purchase payment credit are higher than a contract without the purchase payment credit (also referred to as a bonus) and the amount of the purchase payment credit may be more than offset by the additional expenses attributable to the credit.

   Please read this prospectus before investing. You should keep it for future reference. It contains important information about the contract.


   To learn more about the contract, you can obtain a copy of our Statement of Additional Information (SAI) dated May 1, 2002. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is at the end of this prospectus. For a free copy of the SAI, call us at (866) 590-2255 or write us at our administrative office: 11815 N. Pennsylvania Street, Carmel, Indiana 46032-4555.


THE CONTRACTS:


o  ARE NOT BANK DEPOSITS
o  ARE NOT FEDERALLY INSURED
o  ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
o  ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL

May 1, 2002

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                                  2002 ACCOUNT H
                                                              INDIVIDUAL ANNUITY


================================================================================

TABLE OF CONTENTS

                                                                           PAGE


INDEX OF SPECIAL TERMS.......................................................  5
HIGHLIGHTS...................................................................  6
FEE TABLE....................................................................  7
THE COMPANY.................................................................. 21
THE CONSECO ADVANTAGE PLUS ANNUITY CONTRACT.................................. 21
PURCHASE..................................................................... 21
   Purchase Payments......................................................... 21
   Purchase Payment Credit Feature........................................... 21
   Allocation of Purchase Payments........................................... 22
   Free Look................................................................. 22
INVESTMENT OPTIONS........................................................... 22
   Investment Portfolios..................................................... 22
   The Fixed Account......................................................... 24
   The General Account....................................................... 24
   Voting Rights............................................................. 24
   Substitution.............................................................. 24
   Transfers................................................................. 25
   Excessive Trading Limits.................................................. 25
   Dollar Cost Averaging Program............................................. 26
   Rebalancing Program....................................................... 26
   Asset Allocation Program.................................................. 26
   Sweep Program............................................................. 27
EXPENSES..................................................................... 27
   Insurance Charges......................................................... 27
   Contract Maintenance Charge............................................... 27
   Contingent Deferred Sales Charge.......................................... 27
   Reduction or Elimination of the Contingent Deferred Sales Charge.......... 28
   Transfer Fee.............................................................. 28
   Premium Taxes............................................................. 28
   Income Taxes.............................................................. 28
   Investment Portfolio Expenses............................................. 28
CONTRACT VALUE............................................................... 29
   Accumulation Units........................................................ 29
ACCESS TO YOUR MONEY......................................................... 29
   Systematic Withdrawal Program............................................. 29
   Suspension Of Payments Or Transfers....................................... 30
DEATH BENEFIT................................................................ 30
   Upon Your Death During the Accumulation Period............................ 30
   Death Benefit Amount During The Accumulation Period....................... 30
   Payment of the Death Benefit During The Accumulation Period............... 31
   Death of Contract Owner During the Annuity Period......................... 31
   Death of Annuitant........................................................ 31
ANNUITY PAYMENTS (THE ANNUITY PERIOD)........................................ 31
   Annuity Payment Amount.................................................... 32
   Annuity Options........................................................... 33
TAXES........................................................................ 33
   Annuity Contracts in General.............................................. 33
   Tax Status of the Contracts............................................... 33
   Taxation of Non-Qualified Contracts....................................... 34
   Taxation of Qualified Contracts........................................... 35

================================================================================


   Possible Tax Law Changes.................................................. 37
PERFORMANCE.................................................................. 37
INTERNAL APPEALS PROCEDURES.................................................. 37
OTHER INFORMATION............................................................ 38
   Legal Proceedings......................................................... 38
   The Separate Account...................................................... 38
   Distributor............................................................... 38
   Ownership................................................................. 38
   Beneficiary............................................................... 38
   Assignment................................................................ 38
   Financial Statements...................................................... 38
APPENDIX A--CONDENSED FINANCIAL INFORMATION.................................. 39
APPENDIX B--PARTICIPATING INVESTMENT PORTFOLIOS.............................. 56
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION................. 63

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                                  2002 ACCOUNT H
                                                              INDIVIDUAL ANNUITY


================================================================================

INDEX OF SPECIAL TERMS

   Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                                                           Page


Accumulation Period........................................................  21
Accumulation Unit..........................................................  29
Annuitant..................................................................  32
Annuity Date...............................................................  31
Annuity Options............................................................  32
Annuity Payments...........................................................  21
Annuity Period.............................................................  21
Annuity Unit...............................................................  29
Beneficiary................................................................  38
Contract...................................................................   1
Investment Portfolios......................................................  22
Joint Owners...............................................................  38
Non-Qualified..............................................................  33
Owner......................................................................  38
Purchase Payment...........................................................  21
Qualified..................................................................  33
Tax Deferral...............................................................  21

================================================================================

HIGHLIGHTS


   The variable annuity contract that we are offering is a contract between you (the owner) and us (the insurance company). The contract provides a way for you to invest on a tax-deferred basis in the subaccounts of Conseco Variable Annuity Account H (Separate Account) and the fixed account. The contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes.


   The contract has a purchase payment credit feature under which we will credit an additional 4% to each purchase payment (purchase payment credit or bonus) you make. We call this the bonus feature. The contract also offers a guaranteed minimum death benefit option and a guaranteed minimum income benefit option. These options guarantee minimum death benefit and annuity payment amounts. There is an additional charge for these options.

   All deferred annuity contracts, like the contract, have two periods: the accumulation period and the annuity period. During the accumulation period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the accumulation period, we may assess a charge of up to 8% of each purchase payment withdrawn. The annuity period occurs when you begin receiving regular annuity payments from your contract.

   You can choose to receive annuity payments on a variable basis, on a fixed basis or a combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolios you select for the annuity period. If you choose fixed payments, the amount of the fixed annuity payments are constant for the entire annuity period.

   FREE LOOK. If you cancel the contract within 10 days after receiving it (or whatever longer time period is required in your state), we will cancel the contract without assessing a contingent deferred sales charge. You will receive whatever your contract is worth on the day we receive your request for cancellation (less the purchase payment credit). This may be more or less than your original payment. We will return your original payment if required by law.


   TAX PENALTY. In general, the earnings in your contract are not taxed until you take money out of your contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. Payments during the annuity period are considered partly a return of your original investment. The part of each payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your annuity payment will be taxable income to you.


   INQUIRIES. If you need more information, please contact us at:

   Conseco Variable Insurance Company
   11815 N. Pennsylvania Street
   Carmel, Indiana 46032

   (866) 590-2255

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                                  2002 ACCOUNT H
                                                              INDIVIDUAL ANNUITY


================================================================================

FEE TABLE


   The purpose of the Fee Table is to show you the various contract expenses you will pay directly or indirectly. The Fee Table reflects expenses of the Separate Account as well as the investment portfolios for the fiscal year ended December 31, 2001, except as stated in the footnotes. Expenses for the portfolios are not fixed or specified under the terms of the Contract. Actual portfolio expenses in future years may be higher or lower than the figures stated below.


OWNER TRANSACTION EXPENSES:


CONTINGENT DEFERRED SALES CHARGE: (as a percentage of Purchase Payments) (See Note 1 below)

 NO. OF CONTRACT YEARS FROM                                  CONTINGENT DEFERRED
 RECEIPT OF PURCHASE PAYMENT                                SALES CHARGE PERCENT
 -------------------------------------------------------------------------------
 0-1..............................................................  8%
 2................................................................  8%
 3................................................................  8%
 4................................................................  8%
 5................................................................  7%
 6................................................................  6%
 7................................................................  5%
 8................................................................  3%
 9................................................................  1%
 10 or more.......................................................  0%
-------------------------------------------------------------------------


TRANSFER FEE: (See Note 2 below)


No charge for one transfer in each 30 day period during the accumulation period. Thereafter, we will charge a fee of $25 per transfer. We will not charge for the two transfers allowed each contract year during the annuity period.


CONTRACT MAINTENANCE CHARGE:
(See Note 3 below)


$30 per contract per year (this charge can be increased to $60 per contract per year).


SEPARATE ACCOUNT ANNUAL EXPENSES: (See Note 4 below)
(as a percentage of average account value)

                                                                            INSURANCE CHARGES
                                                                            (COMPRISED OF THE
                                                                          MORTALITY AND EXPENSE                TOTAL
                                                                            RISK CHARGE AND              SEPARATE ACCOUNT
                                                                         ADMINISTRATIVE CHARGE)           ANNUAL EXPENSES
                                                                         ----------------------          ----------------
Standard contract (current charge).....................................           1.40%                        1.40%
Standard contract (maximum charge).....................................           1.65%                        1.65%

Contract with guaranteed minimum death benefit (current charge)........           1.70%                        1.70%
Contract with guaranteed minimum death benefit (maximum charge)........           1.90%                        1.90%

Contract with guaranteed minimum death benefit and
guaranteed minimum income benefit (current charge).....................           2.15%                        2.15%
Contract with guaranteed minimum death benefit and guaranteed
minimum income benefit (maximum charge)................................           2.65%                        2.65%

================================================================================

ANNUAL FUND EXPENSES
(as a percentage of the average daily net assets of a portfolio)


                                                                                                              TOTAL ANNUAL
                                                                                         OTHER EXPENSES         PORTFOLIO
                                                                                         (AFTER EXPENSE         EXPENSES
                                                                                         REIMBURSEMENT,      (AFTER EXPENSE
                                                                                             IF ANY,         REIMBURSEMENT,
                                                                MANAGEMENT      12B-1      FOR CERTAIN         IF ANY, FOR
                                                                   FEES         FEES       PORTFOLIOS)     CERTAIN PORTFOLIOS)
------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
Alger American Growth Portfolio..............................     0.75%         0.00%         0.06%               0.81%
Alger American Leveraged AllCap Portfolio....................     0.85%         0.00%         0.07%               0.92%
Alger American MidCap Growth Portfolio.......................     0.80%         0.00%         0.08%               0.88%
Alger American Small Capitalization Portfolio................     0.85%         0.00%         0.07%               0.92%

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
(FORMERLY MITCHELL SERIES TRUST)
(NOT AVAILABLE TO NEW MONEY AFTER MAY 1, 2001)
Growth and Income Portfolio (Class A Shares).................     0.63%         0.00%         0.04%               0.67%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (1)
VP Income & Growth Fund......................................     0.70%         0.00%         0.00%               0.70%
VP International Fund........................................     1.26%         0.00%         0.00%               1.26%
VP Value Fund................................................     0.97%         0.00%         0.00%               0.97%

BERGER INSTITUTIONAL PRODUCTS TRUST (2)
Berger IPT--Growth Fund.......................................    0.67%         0.00%         0.33%               1.00%
Berger IPT--International Fund................................    0.45%         0.00%         0.75%               1.20%
Berger IPT--Large Cap Growth Fund.............................    0.75%         0.00%         0.14%               0.89%
Berger IPT--Small Company Growth Fund.........................    0.85%         0.00%         0.13%               0.98%

CONSECO SERIES TRUST (3)
Balanced Portfolio...........................................     0.77%         0.25%         0.02%               1.04%
Conseco 20 Focus Portfolio...................................     0.81%         0.25%         0.03%               1.09%
Equity Portfolio.............................................     0.77%         0.25%         0.00%               1.02%
Fixed Income Portfolio.......................................     0.62%         0.25%         0.04%               0.91%
Government Securities Portfolio..............................     0.62%         0.25%         0.04%               0.91%
High Yield Portfolio.........................................     0.82%         0.25%         0.04%               1.11%
Money Market Portfolio.......................................     0.33%         0.00%         0.10%               0.43%

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
     (INITIAL SHARES)........................................     0.75%         0.00%         0.03%               0.78%

DREYFUS STOCK INDEX FUND (INITIAL SHARES)....................     0.25%         0.00%         0.01%               0.26%

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES) (4)
Dreyfus VIF--Disciplined Stock Portfolio......................    0.75%         0.00%         0.06%               0.81%
Dreyfus VIF--International Value Portfolio....................    0.80%         0.00%         0.60%               1.40%

FEDERATED INSURANCE SERIES (5)
Federated High Income Bond Fund II (Primary Shares)..........     0.60%         0.00%         0.16%               0.76%
Federated International Equity Fund II.......................     0.90%         0.00%         0.51%               1.41%
Federated International Small Company Fund II................     0.00%         0.00%         1.65%               1.65%
Federated Utility Fund II....................................     0.75%         0.00%         0.17%               0.92%

FIRST AMERICAN INSURANCE PORTFOLIOS, INC (6)
First American Large Cap Growth Portfolio....................     0.00%         0.25%         0.90%               1.15%
First American Mid Cap Growth Portfolio......................     0.00%         0.25%         0.95%               1.20%

INVESCO VARIABLE INVESTMENT FUNDS, INC. (7)
INVESCO VIF--Core Equity Fund (formerly Equity Income Fund)...    0.75%         0.00%         0.34%               1.09%
INVESCO VIF--Financial Services Fund..........................    0.75%         0.00%         0.32%               1.07%
INVESCO VIF--Health Sciences Fund.............................    0.75%         0.00%         0.31%               1.06%
INVESCO VIF--High Yield Fund..................................    0.60%         0.00%         0.42%               1.02%
INVESCO VIF--Real Estate Opportunity Fund.....................    0.90%         0.00%         0.48%               1.38%
INVESCO VIF--Technology Fund..................................    0.75%         0.00%         0.32%               1.07%
INVESCO VIF--Telecommunications Fund..........................    0.75%         0.00%         0.34%               1.09%

JANUS ASPEN SERIES
Aggressive Growth Portfolio (Institutional Shares)...........     0.65%         0.00%         0.02%               0.67%
Growth Portfolio (Institutional Shares)......................     0.65%         0.00%         0.01%               0.66%
Worldwide Growth Portfolio (Institutional Shares)............     0.65%         0.00%         0.04%               0.69%

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                                  2002 ACCOUNT H
                                                              INDIVIDUAL ANNUITY


================================================================================


ANNUAL FUND EXPENSES - CONTINUED
(as a percentage of the average daily net assets of a portfolio)

                                                                                                              TOTAL ANNUAL
                                                                                         OTHER EXPENSES         PORTFOLIO
                                                                                         (AFTER EXPENSE         EXPENSES
                                                                                         REIMBURSEMENT,      (AFTER EXPENSE
                                                                                             IF ANY,         REIMBURSEMENT,
                                                                MANAGEMENT      12B-1      FOR CERTAIN         IF ANY, FOR
                                                                   FEES         FEES       PORTFOLIOS)     CERTAIN PORTFOLIOS)
------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC. (8)
Lazard Retirement Equity Portfolio...........................     0.75%         0.25%         0.25%                1.25%
Lazard Retirement Small Cap Portfolio........................     0.75%         0.25%         0.25%                1.25%

LORD ABBETT SERIES FUND, INC. (9)
Growth and Income Portfolio..................................     0.50%         0.00%         0.47%                0.97%

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (10)
Limited Maturity Bond Portfolio..............................     0.65%         0.00%         0.08%                0.73%
Midcap Growth Portfolio......................................     0.84%         0.00%         0.07%                0.91%
Partners Portfolio...........................................     0.82%         0.00%         0.05%                0.87%

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
Pioneer Equity Income VCT Portfolio..........................     0.65%         0.25%         0.12%                1.02%
Pioneer Europe VCT Portfolio (11)............................     0.51%         0.25%         2.46%                3.22%
Pioneer Fund VCT Portfolio...................................     0.65%         0.25%         0.14%                1.04%

RYDEX VARIABLE TRUST
Nova Fund....................................................     0.75%         0.00%         0.70%                1.45%
OTC Fund.....................................................     0.75%         0.00%         0.70%                1.45%
U.S. Government Money Market Fund............................     0.50%         0.00%         0.69%                1.19%

SELIGMAN PORTFOLIOS, INC. (12)
Seligman Communications and Information Portfolio (Class 2)..     0.75%         0.25%         0.18%                1.18%
Seligman Global Technology Portfolio (Class 2)...............     1.00%         0.14%         0.40%                1.54%

STRONG OPPORTUNITY FUND II, INC. (13) (14)
Strong Opportunity Fund II ..................................     0.75%         0.00%         0.35%                1.10%

STRONG VARIABLE INSURANCE FUNDS, INC. (13) (14)
Strong Mid Cap Growth Fund II ...............................     0.75%         0.00%         0.45%                1.20%

VAN ECK WORLDWIDE INSURANCE TRUST (15)
Worldwide Bond Fund..........................................     1.00%         0.00%         0.19%                1.19%
Worldwide Emerging Markets Fund..............................     1.00%         0.00%         0.28%                1.28%
Worldwide Hard Assets Fund...................................     1.00%         0.00%         0.15%                1.15%
Worldwide Real Estate Fund...................................     1.00%         0.00%         0.50%                1.50%

EXPLANATION OF FEE TABLE:

   The purpose of the Fee Table is to show you the various Contract expenses you will pay directly or indirectly. The Fee Table reflects expenses of the Variable Account as well as the Funds.


   (1) Out of the Management Fees, the advisor for American Century Variable Portfolios, Inc., paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses.

   (2) The Funds' investment adviser has agreed, by written contract, to waive its advisory fee and reimburse the Funds for additional expenses to the extent that annual operating expenses during 2002 exceed 1.00% for the Berger IPT-Growth Fund and the Berger IPT-Large Cap Growth Fund, 1.15% for the Berger IPT-Small Company Growth Fund, and 1.20% for the Berger IPT-International Fund. Absent the waiver and reimbursement, Management Fees and Total Annual Portfolio Expenses for the Berger IPT-Growth Fund during 2001 would have been 0.75% and 1.08%, respectively; and for the Berger IPT-International Fund Management Fees and Total Annual Portfolio Expenses would have been 0.85% and 1.60%, respectively. These contracts may not be terminated or amended except by a vote of the Fund's Board of Trustees.

   (3) The Adviser, Conseco Capital Management, Inc., and the Administrator, Conseco Services, LLC, have contractually agreed to waive a portion of their fees and/or pay a portion of the Portfolio's expenses through April 30, 2003, to ensure that total annual operating expenses do not exceed: 1.15% for the Conseco 20 Focus and High Yield Portfolios; 1.10% for the Equity and Balanced Portfolios; 0.95% for the Fixed Income and Government Securities Portfolios; and 0.45% for the Money Market Portfolio. Conseco Capital Management, Inc., in order to meet the expense limitations above, has waived its management fees in excess of the annual rate set forth above. Absent such waivers, the Management Fees during 2001 would have been 0.82% for the Conseco 20 Focus Portfolio and 0.62% for the Money Market Portfolio.

   (4) The expenses for the Dreyfus VIF - International Value Portfolio reflect the portfolio adviser's waiver of fees or reimbursement of expenses for the fiscal year ended December 31, 2001. Without such waivers or reimbursements, the management fee, other expenses and total portfolio annual expenses would have been, as a percentage of assets: 1.00%, 0.60% and 1.60%, respectively.

   (5) Although not contractually obligated to do so, the adviser provided a voluntary reimbursement of certain operating expenses by Federated Global Investment Management Corp. Absent this waiver, Management Fees for the International Equity Fund II and the International Small Company Fund II would have been 1.00% and 1.25%, respectively. Total Annual Portfolio Expenses for the High Income Bond Fund II, the International Equity Fund II, the International Small Company Fund II, and the Utility Fund II would have been 1.01%, 1.76%, 5.54% and 1.17%, respectively. Absent this waiver, there also would have been a Shareholder Services Fee of 0.25% for the High Income Bond Fund II, the International Equity Fund II, the International Small Company Fund II, and the Utility Fund II.

   (6) Certain service providers have contractually agreed to waive management fees or otherwise pay other expenses until December 31, 2002, so that the Other Expenses for the First American Large Cap Growth Portfolio and the Mid Cap Growth Portfolio do not exceed 0.90% and 0.95%, respectively. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2002. Absent these waivers, during 2001, Management Fees for the Large Cap Growth Portfolio and the Mid Cap Growth Portfolio would have been 0.65% and 0.70%, respectively; and Total Annual Portfolio Expenses for the Large Cap Growth Portfolio and the Mid Cap Growth Portfolio would have been 2.79% and 5.90%, respectively.

   (7) The Fund's actual Other Expenses and Total Operating Expenses were reduced under an expense offset arrangement. Certain expenses of the Fund were voluntarily absorbed by INVESCO pursuant to a commitment between the Fund and INVESCO. Absent reductions and absorptions, Other Expenses and Total Annual Portfolio Expenses for the Real Estate Opportunity Fund would have been 1.80% and 2.70%, respectively. This commitment may be changed at any time following the consultation of the Board of Directors.

   (8) Lazard Asset Management, the Fund's investment adviser voluntarily agreed to reimburse all expenses through December 31, 2002 to the extent total annual portfolio expenses exceed in any fiscal year 1.25% of the Portfolio's average daily net assets. Absent such an agreement with the adviser, the total annual portfolio expenses for the year ended December 31, 2001 would have been 3.25% for the Lazard Retirement Equity Portfolio and 1.67% for the Lazard Retirement Small Cap Portfolio.

   (9) The Lord Abbett Growth and Income Portfolio has established non-12b-1 service fee arrangements which are reflected under "Other Expenses".

   (10) Neuberger Berman Management, Inc. ("NBMI") has undertaken through April 30, 2005 to reimburse certain operating expenses, including the compensation of NBMI (except with respect to Limited Maturity Bond, Midcap

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                                  2002 ACCOUNT H
                                                              INDIVIDUAL ANNUITY


================================================================================

Growth and Partners Portfolios) and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of the Limited Maturity Bond, MidCap Growth and Partner Portfolio's average daily net asset value. The expense reimbursement arrangements for Limited Maturity Bond, MidCap Growth and Partners Portfolios are contractual for three years and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

   (11) Pioneer Investment Management, Inc. has agreed to waive all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses for the Europe VCT Portfolio. Absent this arrangement, the Management Fee for the Europe VCT Portfolio during 2001 would have been 1.00%, and the total annual operating expenses of the Portfolio's Class II shares would have been 4.57%.

   (12) The Manager of the Global Technology Portfolio has agreed to reimburse expenses, other than management and 12b-1 fees, which exceed 0.40% per annum of the average daily net assets of the Portfolio. Absent this reimbursement, Total Annual Portfolio Expenses would have been 1.75%.

   (13) Each Fund has signed a new administration agreement, under which Strong Capital Management, Inc., each Fund's advisor, will provide or make provision for administrative services to each Fund, which were previously performed under the advisory agreement. Under the old investment advisory agreement, the management fee contained a portion that covered administrative services. Effective July 31, 2001, these services were unbundled and covered under a separate administration agreement. As a result, the management fee has been reduced by 0.25% and a new administrative fee has been added in the amount of 0.30%.

   (14) Strong Capital Management, Inc. has voluntarily agreed to waive the management fee and/or absorb the fund's other expenses of the Strong Opportunity Fund II so that the total annual fund operating expenses are capped at 1.10%. Without these waivers and/or absorptions, the Total Annual Portfolio Expenses would have been 1.40% for the year ended December 31, 2001. Strong has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders. In addition, Strong Capital Management, Inc., the advisor of the Strong Mid Cap Growth Fund II has voluntarily agreed to waive the management fee and/or absorb the fund's other expenses so that the total annual fund operating expenses are capped at 1.20%. Without these waivers and/or absorptions, the Total Annual Portfolio Expenses would have been 1.40% for the year ended December 31, 2001. Strong has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.

   (15) The Advisor for the Van Eck Worldwide Insurance Trust agreed to reimburse expenses except interest, taxes, brokerage commissions and extraordinary expenses for the year ended December 31, 2001, on the Worldwide Bond Fund, the Worldwide Emerging Markets Fund, the Worldwide Hard Assets Fund and the Worldwide Real Estate Fund. Without such reimbursements, Other Expenses were 0.24% for the Worldwide Bond Fund, 0.30% for the Worldwide Emerging Markets Fund, 0.18% for the Worldwide Hard Assets Fund, and 0.62% for the Worldwide Real Estate Fund for the year ended December 31, 2001 and Total Expenses were 1.24%, 1.30%, 1.18% and 1.62%, respectively.


NOTES TO THE FEE TABLES AND EXAMPLES:

   Note 1. Once each contract year, you can take money out of your contract, without the contingent deferred sales charge, of an amount equal to the greater of:

     (i)  10% of the value of your contract (on a non-cumulative basis);


     (ii) the IRS minimum distribution requirement for your contract if issued in connection with certain Individual Retirement Annuities; or


     (iii) the total of your purchase payments that have been in the contract for more than 9 complete years.

     Note 2. We will not charge you the transfer fee even if there is more than one transfer in a 30-day period during the accumulation period if the transfer is for the dollar cost averaging or rebalancing programs. We will also not charge you a transfer fee on transfers made at the end of the free look period. All reallocations made on the same day count as one transfer.

     Note 3. We will not charge the contract maintenance charge if the value of your contract is $50,000 or more. However, if you make a complete withdrawal, we will charge the full contract maintenance charge for the year.

     Note 4. The Fee Table and contract refer to Insurance Charges. The Insurance Charge is equivalent to the aggregate charges that until recently were referred to as a Mortality and Expense Risk Charge and an Administrative Charge by many companies issuing variable annuity contracts. Throughout this prospectus we will refer to this charge as an Insurance Charge.

================================================================================

   The Fee Table reflects the current Insurance Charges for your contract. We reserve the right to increase the Insurance Charge in the future. The maximum charges are also reflected in the Fee Table.


   Note 5. The examples are based on the actual charges and expenses for the subaccounts and for each portfolio for the fiscal year ended December 31, 2001, as stated in the Fee Table. These examples assume that the fee waivers/reimbursements will continue for the length of the time shown in the examples. We cannot guarantee that they will continue. The examples do not reflect premium taxes. Premium taxes may apply depending on the state where you live.


   Note 6. The examples reflect the Contract Maintenance Charge of $30 as an annual charge of 0.10% which we calculated by dividing the total Contract Maintenance Charges expected to be collected during a year by an average investment of $30,000 in the Contract.

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                                  2002 ACCOUNT H
                                                              INDIVIDUAL ANNUITY


================================================================================

EXAMPLES:

   The Examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. For purposes of these examples, the assumed average contract size is $30,000.


   Example 1 assumes that you do NOT elect the guaranteed minimum death benefit or the guaranteed minimum income benefit and that the current insurance charges of 1.40% apply. Example 2 assumes that you elect BOTH the guaranteed minimum death benefit and the guaranteed minimum income benefit and that the maximum insurance charges (as opposed to the current charges for your Contract) apply.


   Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.


CURRENT CHARGES (no GMDB or GMIB) (1.40% Insurance Charges)


     You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

Example (a)--Assuming surrender at the end of the periods shown:


Example (b)--Assuming annuitization at the end of the periods shown (except under certain circumstances):

Example (c)--Assuming the contract stays in force through the periods shown:

EXAMPLE 1


SUBACCOUNT                                                                1 YEAR       3 YEARS       5 YEARS     10 YEARS
-------------------------------------------------------------------------------------------------------------------------

THE ALGER AMERICAN FUND
Alger American Growth Portfolio...................................   (a)   $98.68       $148.22      $191.25      $271.51
                                                                     (b)   $98.68       $148.22      $126.76      $271.51
                                                                     (c)   $24.02        $74.03      $126.76      $271.51
Alger American Leveraged AllCap Portfolio.........................   (a)   $99.83       $151.69      $197.03      $283.00
                                                                     (b)   $99.83       $151.69      $132.50      $283.00
                                                                     (c)   $25.17        $77.47      $132.50      $283.00
Alger American MidCap Growth Portfolio............................   (a)   $99.41       $150.43      $194.93      $278.84
                                                                     (b)   $99.41       $150.43      $130.42      $278.84
                                                                     (c)   $24.75        $76.22      $130.42      $278.84
Alger American Small Capitalization Portfolio.....................   (a)   $99.83       $151.69      $197.03      $283.00
                                                                     (b)   $99.83       $151.69      $132.50      $283.00
                                                                     (c)   $25.17        $77.47      $132.50      $283.00

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
   (FORMERLY MITCHELL HUTCHINS SERIES TRUST)
Growth and Income Portfolio (Class A Shares)......................   (a)   $97.21       $143.79      $183.84      $256.70
                                                                     (b)   $97.21       $143.79      $119.41      $256.70
                                                                     (c)   $22.57        $69.64      $119.41      $256.70

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund...........................................   (a)   $97.53       $144.74      $185.43      $259.89
                                                                     (b)   $97.53       $144.74      $120.99      $259.89
                                                                     (c)   $22.88        $70.58      $120.99      $259.89
VP International Fund.............................................   (a)  $103.40       $162.36      $214.76      $317.77
                                                                     (b)  $103.40       $162.36      $150.10      $317.77
                                                                     (c)   $28.70        $88.06      $150.10      $317.77
VP Value Fund.....................................................   (a)  $100.36       $153.26      $199.66      $288.19
                                                                     (b)  $100.36       $153.26      $135.11      $288.19
                                                                     (c)   $25.69        $79.03      $135.11      $288.19

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth Fund............................................  (a)  $100.67       $154.21      $201.23      $291.29
                                                                     (b)  $100.67       $154.21      $136.66      $291.29
                                                                     (c)   $26.00        $79.97      $136.66      $291.29
Berger IPT--International Fund.....................................  (a)  $102.77       $160.48      $211.65      $311.72
                                                                     (b)  $102.77       $160.48      $147.01      $311.72
                                                                     (c)   $28.08        $86.19      $147.01      $311.72

================================================================================

SUBACCOUNT                                                                1 YEAR       3 YEARS       5 YEARS     10 YEARS
-------------------------------------------------------------------------------------------------------------------------
Berger IPT--Large Cap Growth Fund..................................  (a)   $99.52       $150.74      $195.46      $279.88
                                                                     (b)   $99.52       $150.74      $130.94      $279.88
                                                                     (c)   $24.86        $76.53      $130.94      $279.88
Berger IPT--Small Company Growth Fund..............................  (a)  $100.46       $153.58      $200.18      $289.22
                                                                     (b)  $100.46       $153.58      $135.63      $289.22
                                                                     (c)   $25.79        $79.34      $135.63      $289.22

CONSECO SERIES TRUST
Balanced Portfolio................................................   (a)  $101.09       $155.46      $203.32      $295.41
                                                                     (b)  $101.09       $155.46      $138.74      $295.41
                                                                     (c)   $26.42        $81.21      $138.74      $295.41
Conseco 20 Focus Portfolio........................................   (a)  $101.62       $157.03      $205.93      $300.53
                                                                     (b)  $101.62       $157.03      $141.33      $300.53
                                                                     (c)   $26.94        $82.77      $141.33      $300.53
Equity Portfolio..................................................   (a)  $100.88       $154.84      $202.27      $293.35
                                                                     (b)  $100.88       $154.84      $137.70      $293.35
                                                                     (c)   $26.21        $80.59      $137.70      $293.35
Fixed Income Portfolio............................................   (a)   $99.73       $151.37      $196.51      $281.96
                                                                     (b)   $99.73       $151.37      $131.98      $281.96
                                                                     (c)   $25.06        $77.16      $131.98      $281.96
Government Securities Portfolio...................................   (a)   $99.73       $151.37      $196.51      $281.96
                                                                     (b)   $99.73       $151.37      $131.98      $281.96
                                                                     (c)   $25.06        $77.16      $131.98      $281.96
High Yield Portfolio..............................................   (a)  $101.83       $157.66      $206.97      $302.57
                                                                     (b)  $101.83       $157.66      $142.36      $302.57
                                                                     (c)   $27.14        $83.39      $142.36      $302.57
Money Market Portfolio............................................   (a)   $94.70       $136.17      $171.05      $230.85
                                                                     (b)   $94.70       $136.17      $106.71      $230.85
                                                                     (c)   $20.07        $62.08      $106.71      $230.85

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)...   (a)   $98.37       $147.27      $189.66      $268.35
                                                                     (b)   $98.37       $147.27      $125.19      $268.35
                                                                     (c)   $23.71        $73.09      $125.19      $268.35

DREYFUS STOCK INDEX FUND (INITIAL SHARES).........................   (a)   $92.91       $130.76      $161.91      $212.17
                                                                     (b)   $92.91       $130.76       $97.65      $212.17
                                                                     (c)   $18.30        $56.71       $97.65      $212.17

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)

Dreyfus VIF Disciplined Stock Portfolio...........................   (a)   $98.68       $148.22      $191.25      $271.51
                                                                     (b)   $98.68       $148.22      $126.76      $271.51
                                                                     (c)   $24.02        $74.03      $126.76      $271.51
Dreyfus VIF International Value Portfolio.........................   (a)  $104.87       $166.74      $221.99      $331.76
                                                                     (b)  $104.87       $166.74      $157.27      $331.76
                                                                     (c)   $30.16        $92.39      $157.27      $331.76

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II (Primary Shares)...............   (a)   $98.16       $146.64      $188.61      $266.24
                                                                     (b)   $98.16       $146.64      $124.14      $266.24
                                                                     (c)   $23.50        $72.46      $124.14      $266.24
Federated International Equity Fund II............................   (a)  $104.97       $167.05      $222.51      $332.75
                                                                     (b)  $104.97       $167.05      $157.78      $332.75
                                                                     (c)   $30.26        $92.70      $157.78      $332.75
Federated International Small Company Fund II.....................   (a)  $107.49       $174.52      $234.79      $356.26
                                                                     (b)  $107.49       $174.52      $169.97      $356.26
                                                                     (c)   $32.76       $100.11      $169.97      $356.26
Federated Utility Fund II.........................................   (a)   $99.83       $151.69      $197.03      $283.00
                                                                     (b)   $99.83       $151.69      $132.50      $283.00
                                                                     (c)   $25.17        $77.47      $132.50      $283.00

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                                  2002 ACCOUNT H
                                                              INDIVIDUAL ANNUITY


================================================================================

SUBACCOUNT                                                                1 YEAR       3 YEARS       5 YEARS     10 YEARS
-------------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
First American Large Cap Growth Portfolio.........................   (a)  $102.24       $158.92      $209.05      $306.65
                                                                     (b)  $102.24       $158.92      $144.43      $306.65
                                                                     (c)   $27.56        $84.64      $144.43      $306.65
First American Mid Cap Growth Portfolio...........................   (a)  $102.77       $160.48      $211.65      $311.72
                                                                     (b)  $102.77       $160.48      $147.01      $311.72
                                                                     (c)   $28.08        $86.19      $147.01      $311.72

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF--Core Equity Fund (formerly Equity Income Fund)........  (a)  $101.62       $157.03      $205.93      $300.53
                                                                     (b)  $101.62       $157.03      $141.33      $300.53
                                                                     (c)   $26.94        $82.77      $141.33      $300.53
INVESCO VIF--Financial Services Fund...............................  (a)  $101.41       $156.41      $204.89      $298.48
                                                                     (b)  $101.41       $156.41      $140.29      $298.48
                                                                     (c)   $26.73        $82.15      $140.29      $298.48
INVESCO VIF--Health Sciences Fund..................................  (a)  $101.30       $156.09      $204.36      $297.46
                                                                     (b)  $101.30       $156.09      $139.78      $297.46
                                                                     (c)   $26.62        $81.84      $139.78      $297.46
INVESCO VIF--High Yield Fund.......................................  (a)  $100.88       $154.84      $202.27      $293.35
                                                                     (b)  $100.88       $154.84      $137.70      $293.35
                                                                     (c)   $26.21        $80.59      $137.70      $293.35
INVESCO VIF--Real Estate Opportunity Fund..........................  (a)  $104.66       $166.11      $220.96      $329.77
                                                                     (b)  $104.66       $166.11      $156.25      $329.77
                                                                     (c)   $29.95        $91.77      $156.25      $329.77
INVESCO VIF--Technology Fund.......................................  (a)  $101.41       $156.41      $204.89      $298.48
                                                                     (b)  $101.41       $156.41      $140.29      $298.48
                                                                     (c)   $26.73        $82.15      $140.29      $298.48
INVESCO VIF--Telecommunications Fund...............................  (a)  $101.62       $157.03      $205.93      $300.53
                                                                     (b)  $101.62       $157.03      $141.33      $300.53
                                                                     (c)   $26.94        $82.77      $141.33      $300.53

JANUS ASPEN SERIES
Aggressive Growth Portfolio (Institutional Shares)................   (a)   $97.21       $143.79      $183.84      $256.70
                                                                     (b)   $97.21       $143.79      $119.41      $256.70
                                                                     (c)   $22.57        $69.64      $119.41      $256.70
Growth Portfolio (Institutional Shares)...........................   (a)   $97.11       $143.47      $183.31      $255.64
                                                                     (b)   $97.11       $143.47      $118.88      $255.64
                                                                     (c)   $22.46        $69.32      $118.88      $255.64
Worldwide Growth Portfolio (Institutional Shares).................   (a)   $97.42       $144.42      $184.90      $258.83
                                                                     (b)   $97.42       $144.42      $120.46      $258.83
                                                                     (c)   $22.78        $70.27      $120.46      $258.83

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio................................   (a)  $103.29       $162.05      $214.24      $316.77
                                                                     (b)  $103.29       $162.05      $149.58      $316.77
                                                                     (c)   $28.60        $87.74      $149.58      $316.77
Lazard Retirement Small Cap Portfolio.............................   (a)  $103.29       $162.05      $214.24      $316.77
                                                                     (b)  $103.29       $162.05      $149.58      $316.77
                                                                     (c)   $28.60        $87.74      $149.58      $316.77

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio.......................................   (a)  $100.36       $153.26      $199.66      $288.19
                                                                     (b)  $100.36       $153.26      $135.11      $288.19
                                                                     (c)   $25.69        $79.03      $135.11      $288.19

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio...................................   (a)   $97.84       $145.69      $187.02      $263.07
                                                                     (b)   $97.84       $145.69      $122.56      $263.07
                                                                     (c)   $23.19        $71.52      $122.56      $263.07
Midcap Growth Portfolio...........................................   (a)   $99.73       $151.37      $196.51      $281.96
                                                                     (b)   $99.73       $151.37      $131.98      $281.96
                                                                     (c)   $25.06        $77.16      $131.98      $281.96

================================================================================


SUBACCOUNT                                                                1 YEAR       3 YEARS       5 YEARS     10 YEARS
-------------------------------------------------------------------------------------------------------------------------
Partners Portfolio................................................   (a)   $99.31       $150.11      $194.41      $277.79
                                                                     (b)   $99.31       $150.11      $129.90      $277.79
                                                                     (c)   $24.65        $75.91      $129.90      $277.79

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
Pioneer Equity Income VCT Portfolio...............................   (a)  $100.88       $154.84      $202.27      $293.35
                                                                     (b)  $100.88       $154.84      $137.70      $293.35
                                                                     (c)   $26.21        $80.59      $137.70      $293.35
Pioneer Europe VCT Portfolio......................................   (a)  $123.94       $222.49      $312.24      $497.11
                                                                     (b)  $123.94       $222.49      $246.82      $497.11
                                                                     (c)   $49.09       $147.68      $246.82      $497.11
Pioneer Fund VCT Portfolio .......................................   (a)  $101.09       $155.46      $203.32      $295.41
                                                                     (b)  $101.09       $155.46      $138.74      $295.41
                                                                     (c)   $26.42        $81.21      $138.74      $295.41

RYDEX VARIABLE TRUST
Nova Fund.........................................................   (a)  $105.39       $168.30      $224.56      $336.71
                                                                     (b)  $105.39       $168.30      $159.82      $336.71
                                                                     (c)   $30.68        $93.94      $159.82      $336.71
OTC Fund..........................................................   (a)  $105.39       $168.30      $224.56      $336.71
                                                                     (b)  $105.39       $168.30      $159.82      $336.71
                                                                     (c)   $30.68        $93.94      $159.82      $336.71
U.S. Government Money Market Fund.................................   (a)  $102.66       $160.17      $211.13      $310.71
                                                                     (b)  $102.66       $160.17      $146.49      $310.71
                                                                     (c)   $27.98        $85.88      $146.49      $310.71

SELIGMAN PORTFOLIOS, INC.
Seligman Communications and Information Portfolio (Class 2).......   (a)  $102.56       $159.86      $210.61      $309.69
                                                                     (b)  $102.56       $159.86      $145.98      $309.69
                                                                     (c)   $27.87        $85.57      $145.98      $309.69
Seligman Global Technology Portfolio (Class 2)....................   (a)  $106.33       $171.10      $229.18      $345.55
                                                                     (b)  $106.33       $171.10      $164.40      $345.55
                                                                     (c)   $31.62        $96.72      $164.40      $345.55

STRONG OPPORTUNITY FUND II, INC.
Strong Opportunity Fund II........................................   (a)  $101.72       $157.35      $206.45      $301.55
                                                                     (b)  $101.72       $157.35      $141.85      $301.55
                                                                     (c)   $27.04        $83.08      $141.85      $301.55

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II.....................................   (a)  $102.77       $160.48      $211.65      $311.72
                                                                     (b)  $102.77       $160.48      $147.01      $311.72
                                                                     (c)   $28.08        $86.19      $147.01      $311.72

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund...............................................   (a)  $102.66       $160.17      $211.13      $310.71
                                                                     (b)  $102.66       $160.17      $146.49      $310.71
                                                                     (c)   $27.98        $85.88      $146.49      $310.71
Worldwide Emerging Markets Fund...................................   (a)  $103.61       $162.99      $215.80      $319.78
                                                                     (b)  $103.61       $162.99      $151.12      $319.78
                                                                     (c)   $28.91        $88.68      $151.12      $319.78
Worldwide Hard Assets Fund........................................   (a)  $102.24       $158.92      $209.05      $306.65
                                                                     (b)  $102.24       $158.92      $144.43      $306.65
                                                                     (c)   $27.56        $84.64      $144.43      $306.65
Worldwide Real Estate Fund........................................   (a)  $105.91       $169.86      $227.13      $341.63
                                                                     (b)  $105.91       $169.86      $162.37      $341.63
                                                                     (c)   $31.20        $95.48      $162.37      $341.63

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                                  2002 ACCOUNT H
                                                              INDIVIDUAL ANNUITY


================================================================================


MAXIMUM CHARGES (both GMIB and GMDB are selected) (2.65% Insurance Charges) You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

Example (a)--Assuming surrender at the end of the periods shown:

Example (b)--Assuming annuitization at the end of the periods shown (except under certain circumstances):

Example (c)--Assuming the contract stays in force through the periods shown:

EXAMPLE 2

SUBACCOUNT                                                                1 YEAR       3 YEARS       5 YEARS     10 YEARS
-------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
Alger American Growth Portfolio...................................   (a)  $111.78       $187.19      $255.51      $395.18
                                                                     (b)  $111.78       $187.19      $190.53      $395.18
                                                                     (c)   $37.02       $112.68      $190.53      $395.18
Alger American Leveraged AllCap Portfolio.........................   (a)  $112.94       $190.58      $261.01      $405.35
                                                                     (b)  $112.94       $190.58      $195.98      $405.35
                                                                     (c)   $38.17       $116.03      $195.98      $405.35
Alger American MidCap Growth Portfolio............................   (a)  $112.52       $189.35      $259.01      $401.67
                                                                     (b)  $112.52       $189.35      $194.00      $401.67
                                                                     (c)   $37.75       $114.81      $194.00      $401.67
Alger American Small Capitalization Portfolio.....................   (a)  $112.94       $190.58      $261.01      $405.35
                                                                     (b)  $112.94       $190.58      $195.98      $405.35
                                                                     (c)   $38.17       $116.03      $195.98      $405.35

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
   (FORMERLY MITCHELL HUTCHINS SERIES TRUST)
Growth and Income Portfolio (Class A Shares)......................   (a)  $110.32       $182.88      $248.48      $382.06
                                                                     (b)  $110.32       $182.88      $183.55      $382.06
                                                                     (c)   $35.57       $108.40      $183.55      $382.06

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund...........................................   (a)  $110.63       $183.80      $249.99      $384.89
                                                                     (b)  $110.63       $183.80      $185.05      $384.89
                                                                     (c)   $35.88       $109.32      $185.05      $384.89
VP International Fund.............................................   (a)  $116.50       $200.99      $277.84      $436.12
                                                                     (b)  $116.50       $200.99      $212.69      $436.12
                                                                     (c)   $41.70       $126.35      $212.69      $436.12
VP Value Fund.....................................................   (a)  $113.46       $192.11      $263.50      $409.94
                                                                     (b)  $113.46       $192.11      $198.46      $409.94
                                                                     (c)   $38.69       $117.56      $198.46      $409.94

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth Fund............................................  (a)  $113.78       $193.03      $264.99      $412.68
                                                                     (b)  $113.78       $193.03      $199.94      $412.68
                                                                     (c)   $39.00       $118.47      $199.94      $412.68
Berger IPT--International Fund.....................................  (a)  $115.87       $199.15      $274.89      $430.76
                                                                     (b)  $115.87       $199.15      $209.76      $430.76
                                                                     (c)   $41.08       $124.54      $209.76      $430.76
Berger IPT--Large Cap Growth Fund..................................  (a)  $112.62       $189.66      $259.51      $402.59
                                                                     (b)  $112.62       $189.66      $194.50      $402.59
                                                                     (c)   $37.86       $115.12      $194.50      $402.59
Berger IPT--Small Company Growth Fund..............................  (a)  $113.57       $192.42      $264.00      $410.86
                                                                     (b)  $113.57       $192.42      $198.95      $410.86
                                                                     (c)   $38.79       $117.86      $198.95      $410.86

CONSECO SERIES TRUST
Balanced Portfolio................................................   (a)  $114.20       $194.26      $266.98      $416.33
                                                                     (b)  $114.20       $194.26      $201.91      $416.33
                                                                     (c)   $39.42       $119.68      $201.91      $416.33
Conseco 20 Focus Portfolio........................................   (a)  $114.72       $195.79      $269.45      $420.86
                                                                     (b)  $114.72       $195.79      $204.37      $420.86
                                                                     (c)   $39.94       $121.20      $204.37      $420.86

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                                  2002 ACCOUNT H
                                                              INDIVIDUAL ANNUITY

================================================================================


SUBACCOUNT                                                                1 YEAR       3 YEARS       5 YEARS     10 YEARS
-------------------------------------------------------------------------------------------------------------------------
Equity Portfolio..................................................   (a)  $113.99       $193.65      $265.98      $414.51
                                                                     (b)  $113.99       $193.65      $200.92      $414.51
                                                                     (c)   $39.21       $119.08      $200.92      $414.51
Fixed Income Portfolio............................................   (a)  $112.83       $190.27      $260.51      $404.43
                                                                     (b)  $112.83       $190.27      $195.49      $404.43
                                                                     (c)   $38.06       $115.73      $195.49      $404.43
Government Securities Portfolio...................................   (a)  $112.83       $190.27      $260.51      $404.43
                                                                     (b)  $112.83       $190.27      $195.49      $404.43
                                                                     (c)   $38.06       $115.73      $195.49      $404.43
High Yield Portfolio..............................................   (a)  $114.93       $196.40      $270.44      $422.67
                                                                     (b)  $114.93       $196.40      $205.35      $422.67
                                                                     (c)   $40.14       $121.81      $205.35      $422.67
Money Market Portfolio............................................   (a)  $107.80       $175.45      $236.32      $359.16
                                                                     (b)  $107.80       $175.45      $171.49      $359.16
                                                                     (c)   $33.07       $101.03      $171.49      $359.16

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)...   (a)  $111.47       $186.27      $254.01      $392.38
                                                                     (b)  $111.47       $186.27      $189.04      $392.38
                                                                     (c)   $36.71       $111.76      $189.04      $392.38

DREYFUS STOCK INDEX FUND (INITIAL SHARES).........................   (a)  $106.02       $170.17      $227.64      $342.61
                                                                     (b)  $106.02       $170.17      $162.87      $342.61
                                                                     (c)   $31.30        $95.79      $162.87      $342.61

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
Dreyfus VIF Disciplined Stock Portfolio...........................   (a)  $111.78       $187.19      $255.51      $395.18
                                                                     (b)  $111.78       $187.19      $190.53      $395.18
                                                                     (c)   $37.02       $112.68      $190.53      $395.18
Dreyfus VIF International Value Portfolio.........................   (a)  $117.97       $205.25      $284.71      $448.49
                                                                     (b)  $117.97       $205.25      $219.50      $448.49
                                                                     (c)   $43.16       $130.58      $219.50      $448.49

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II (Primary Shares)...............   (a)  $111.26       $185.65      $253.00      $390.51
                                                                     (b)  $111.26       $185.65      $188.04      $390.51
                                                                     (c)   $36.50       $111.15      $188.04      $390.51
Federated International Equity Fund II............................   (a)  $118.07       $205.55      $285.19      $449.37
                                                                     (b)  $118.07       $205.55      $219.98      $449.37
                                                                     (c)   $43.26       $130.89      $219.98      $449.37
Federated International Small Company Fund II.....................   (a)  $120.59       $212.83      $296.86      $470.15
                                                                     (b)  $120.59       $212.83      $231.56      $470.15
                                                                     (c)   $45.76       $138.11      $231.56      $470.15
Federated Utility Fund II.........................................   (a)  $112.94       $190.58      $261.01      $405.35
                                                                     (b)  $112.94       $190.58      $195.98      $405.35
                                                                     (c)   $38.17       $116.03      $195.98      $405.35

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
First American Large Cap Growth Portfolio.........................   (a)  $115.35       $197.63      $272.42      $426.28
                                                                     (b)  $115.35       $197.63      $207.31      $426.28
                                                                     (c)   $40.56       $123.02      $207.31      $426.28
First American Mid Cap Growth Portfolio...........................   (a)  $115.87       $199.15      $274.89      $430.76
                                                                     (b)  $115.87       $199.15      $209.76      $430.76
                                                                     (c)   $41.08       $124.54      $209.76      $430.76

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF--Core Equity Fund (formerly Equity Income Fund)........  (a)  $114.72       $195.79      $269.45      $420.86
                                                                     (b)  $114.72       $195.79      $204.37      $420.86
                                                                     (c)   $39.94       $121.20      $204.37      $420.86
INVESCO VIF--Financial Services Fund...............................  (a)  $114.51       $195.18      $268.48      $419.05
                                                                     (b)  $114.51       $195.18      $203.38      $419.05
                                                                     (c)   $39.73       $120.60      $203.38      $419.05

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                                  2002 ACCOUNT H
                                                              INDIVIDUAL ANNUITY

================================================================================

SUBACCOUNT                                                                1 YEAR       3 YEARS       5 YEARS     10 YEARS
-------------------------------------------------------------------------------------------------------------------------
INVESCO VIF--Health Sciences Fund..................................  (a)  $114.40       $194.87      $267.97      $418.15
                                                                     (b)  $114.40       $194.87      $202.89      $418.15
                                                                     (c)   $39.62       $120.29      $202.89      $418.15
INVESCO VIF--High Yield Fund.......................................  (a)  $113.99       $193.65      $265.98      $414.51
                                                                     (b)  $113.99       $193.65      $200.92      $414.51
                                                                     (c)   $39.21       $119.08      $200.92      $414.51
INVESCO VIF--Real Estate Opportunity Fund..........................  (a)  $117.76       $204.64      $283.73      $446.73
                                                                     (b)  $117.76       $204.64      $218.53      $446.73
                                                                     (c)   $42.95       $129.98      $218.53      $446.73
INVESCO VIF--Technology Fund.......................................  (a)  $114.51       $195.18      $268.46      $419.05
                                                                     (b)  $114.51       $195.18      $203.38      $419.05
                                                                     (c)   $39.73       $120.60      $203.38      $419.05
INVESCO VIF--Telecommunications Fund...............................  (a)  $114.72       $195.79      $269.45      $420.86
                                                                     (b)  $114.72       $195.79      $204.37      $420.86
                                                                     (c)   $39.94       $121.20      $204.37      $420.86

JANUS ASPEN SERIES
Aggressive Growth Portfolio (Institutional Shares)................   (a)  $110.32       $182.88      $248.48      $382.06
                                                                     (b)  $110.32       $182.88      $183.55      $382.06
                                                                     (c)   $35.57       $108.40      $183.55      $382.06
Growth Portfolio (Institutional Shares)...........................   (a)  $110.21       $182.57      $247.97      $381.12
                                                                     (b)  $110.21       $182.57      $183.05      $381.12
                                                                     (c)   $35.46       $108.09      $183.05      $381.12
Worldwide Growth Portfolio (Institutional Shares).................   (a)  $110.53       $183.50      $249.48      $383.95
                                                                     (b)  $110.53       $183.50      $184.55      $383.95
                                                                     (c)   $35.78       $109.01      $184.55      $383.95

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio................................   (a)  $116.40       $200.68      $277.35      $435.23
                                                                     (b)  $116.40       $200.68      $212.20      $435.23
                                                                     (c)   $41.60       $126.05      $212.20      $435.23
Lazard Retirement Small Cap Portfolio.............................   (a)  $116.40       $200.68      $277.35      $435.23
                                                                     (b)  $116.40       $200.68      $212.20      $435.23
                                                                     (c)   $41.60       $126.05      $212.20      $435.23

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio.......................................   (a)  $113.46       $192.11      $263.50      $409.94
                                                                     (b)  $113.46       $192.11      $198.46      $409.94
                                                                     (c)   $38.69       $117.56      $198.46      $409.94

NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
Limited Maturity Bond Portfolio...................................   (a)  $110.95       $184.73      $251.50      $387.71
                                                                     (b)  $110.95       $184.73      $186.55      $387.71
                                                                     (c)   $36.19       $110.23      $186.55      $387.71
Midcap Growth Portfolio...........................................   (a)  $112.83       $190.27      $260.51      $404.43
                                                                     (b)  $112.83       $190.27      $195.49      $404.43
                                                                     (c)   $38.06       $115.73      $195.49      $404.43
Partners Portfolio................................................   (a)  $112.41       $189.04      $258.51      $400.74
                                                                     (b)  $112.41       $189.04      $193.51      $400.74
                                                                     (c)   $37.65       $114.51      $193.51      $400.74

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
Pioneer Equity Income VCT Portfolio...............................   (a)  $113.99       $193.65      $265.98      $414.51
                                                                     (b)  $113.99       $193.65      $200.92      $414.51
                                                                     (c)   $39.21       $119.08      $200.92      $414.51
Pioneer Europe VCT Portfolio......................................   (a)  $137.05       $259.58      $370.34      $594.47
                                                                     (b)  $137.05       $259.58      $304.48      $594.47
                                                                     (c)   $62.09       $184.46      $304.48      $594.47
Pioneer Fund VCT Portfolio .......................................   (a)  $114.20       $194.26      $266.98      $416.33
                                                                     (b)  $114.20       $194.26      $201.91      $416.33
                                                                     (c)   $39.42       $119.68      $201.91      $416.33

SUBACCOUNT                                                                1 YEAR       3 YEARS       5 YEARS     10 YEARS
-------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
Nova Fund.........................................................   (a)  $118.49       $206.77      $298.15      $452.87
                                                                     (b)  $118.49       $206.77      $221.92      $452.87
                                                                     (c)   $43.68       $132.09      $221.92      $452.87
OTC Fund..........................................................   (a)  $118.49       $206.77      $287.15      $452.87
                                                                     (b)  $118.49       $206.77      $221.92      $452.87
                                                                     (c)   $43.68       $132.09      $221.92      $452.87
U.S. Government Money Market Fund.................................   (a)  $115.77       $198.85      $274.40      $429.87
                                                                     (b)  $115.77       $198.85      $209.27      $429.87
                                                                     (c)   $40.98       $124.24      $209.27      $429.87

SELIGMAN PORTFOLIOS, INC.
Seligman Communications and Information Portfolio (Class 2).......   (a)  $115.66       $198.54      $273.90      $428.97
                                                                     (b)  $115.66       $198.54      $208.78      $428.97
                                                                     (c)   $40.87       $123.93      $208.78      $428.97
Seligman Global Technology Portfolio (Class 2)....................   (a)  $119.44       $209.50      $291.53      $460.69
                                                                     (b)  $119.44       $209.50      $226.27      $460.69
                                                                     (c)   $44.62       $134.80      $226.27      $460.69

STRONG OPPORTUNITY FUND II, INC.
Strong Opportunity Fund II........................................   (a)  $114.82       $196.10      $269.95      $421.77
                                                                     (b)  $114.82       $196.10      $204.86      $421.77
                                                                     (c)   $40.04       $121.51      $204.86      $421.77

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II.....................................   (a)  $115.87       $119.15      $274.89      $430.76
                                                                     (b)  $115.87       $119.15      $209.86      $430.76
                                                                     (c)   $41.08       $124.54      $209.76      $430.76

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund...............................................   (a)  $115.77       $198.85      $274.40      $429.87
                                                                     (b)  $115.77       $198.85      $209.27      $429.87
                                                                     (c)   $40.98       $124.24      $209.27      $429.87
Worldwide Emerging Markets Fund...................................   (a)  $116.71       $201.60      $278.83      $437.90
                                                                     (b)  $116.71       $201.60      $213.67      $437.90
                                                                     (c)   $41.91       $126.96      $213.67      $437.90
Worldwide Hard Assets Fund........................................   (a)  $115.35       $197.63      $272.42      $426.28
                                                                     (b)  $115.35       $197.63      $207.31      $426.28
                                                                     (c)   $40.56       $123.02      $207.31      $426.28
Worldwide Real Estate Fund........................................   (a)  $119.02       $208.29      $289.58      $457.22
                                                                     (b)  $119.02       $208.29      $224.34      $457.22
                                                                     (c)   $44.20       $133.60      $224.34      $457.22

THE COMPANY

   Conseco Variable Insurance Company (Conseco Variable) was originally organized in 1937. Prior to October 7, 1998, Conseco Variable Insurance Company was known as Great American Reserve Insurance Company.


   We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are an indirect wholly-owned subsidiary of Conseco, Inc. Headquartered in Carmel, Indiana, Conseco, Inc. is a financial services holding company that provides investment, insurance and lending products through its subsidiaries and a nationwide network of insurance agents and financial advisors.

THE CONSECO ADVANTAGE PLUS ANNUITY CONTRACT


   This prospectus describes the variable annuity contract we are offering. An annuity is a contract between you (the owner) and our insurance company, where you make purchase payments and we promise to pay you an income in the form of periodic annuity payments. Until you decide to begin receiving annuity payments, your contract is in the ACCUMULATION PERIOD. Once you begin receiving ANNUITY PAYMENTS, your contract is in the ANNUITY PERIOD.

   The contract benefits from tax deferral. TAX DEFERRAL means that you are not taxed on any earnings or appreciation on the assets in your contract until you take money out of your contract.

   The contract is called a variable annuity because you can choose among the investment portfolios, and depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation period depends upon the investment performance of the investment portfolio(s) you select.

   You can choose to receive annuity payments on a variable basis, fixed basis or a combination of both. If you choose variable payments, the amount of the annuity payments you receive will depend upon the investment performance of the investment portfolio(s) you select for the annuity period. If you select to receive payments on a fixed basis, the payments you receive will remain level.

PURCHASE

PURCHASE PAYMENTS

   A PURCHASE PAYMENT is the money you give us to buy the contract. The minimum we will accept is $5,000 when the contract is bought as a non-qualified contract. If you are buying the contract as a qualified contract, the minimum we will accept is $2,000. We will accept up to $2,000,000 in purchase payments without our prior approval.

   You can make additional purchase payments of $500 or more to a non-qualified contract and $50 each month to a qualified contract. If you select the automatic payment check option, you can make additional payments of $200 each month for non-qualified contracts and $50 each month for qualified contracts.

PURCHASE PAYMENT CREDIT FEATURE

   Each time you make a purchase payment, we will credit an additional 4% to that purchase payment. We refer to these amounts as purchase payment credits or the bonus. Purchase payment credits will be allocated in the same way as your purchase payment. An amount equal to the credits will be deducted if you make a withdrawal during the Free Look Period. After the Free Look Period ends, you will have a vested interest in the purchase payment credit amount. We will not deduct any earnings that result from the purchase payment credit at any time.

   Contract charges are deducted from contract value. Therefore, when we credit your contract with a purchase payment credit, your contract incurs expenses on the total contract value, which includes the purchase payment credit amount. When you cancel your contract during the Free Look Period, you will forfeit your purchase payment credit. Since charges will have been assessed during the Free Look Period against the higher amount (that is, the purchase payment plus the credit amount), it is possible that upon surrender, particularly in a declining market, you will receive less money back than you would have if you had not received the purchase payment credit. We expect to profit from certain charges assessed under the contract, including certain charges (i.e., the contingent deferred sales charge and the insurance charge) associated with the purchase payment credit. The purchase payment credit feature may not be available in your state.

ALLOCATION OF PURCHASE PAYMENTS


   When you purchase a contract, we will allocate your purchase payment as you direct to the fixed account (if available), and/or one or more of the investment portfolios you select. Currently, you can allocate money to as many as 15 investment options at any one time including the fixed account. When you make additional purchase payments, we will allocate them in the same way as your first purchase payment, unless you tell us otherwise. Allocation percentages must be in whole numbers.

   Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business

================================================================================


days. If you do not provide us all of the information needed, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract as of the business day they are received. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.


FREE LOOK

   If you change your mind about owning the contract, you can cancel it within 10 days after receiving it (or whatever longer time period is required in your state). When you cancel the contract within this time period, we will not assess a contingent deferred sales charge. On the day we receive your request at our administrative office, we will return the value of your contract, less the purchase payment credits. In some states, we may be required to refund your purchase payment. If you have purchased the contract as an IRA, we are required to return your purchase payment if you decide to cancel your contract within 10 days after receiving it (or whatever period is required in your state).

INVESTMENT OPTIONS

INVESTMENT PORTFOLIOS


   The contract offers 58 subaccounts, each of which invests exclusively in an INVESTMENT PORTFOLIO listed below. Money you invest in the subaccounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the portfolios in which those subaccounts invest. You bear the investment risk that those portfolios might not meet their investment objectives. Additional investment portfolios may be available in the future.

   You should read the prospectuses for these funds carefully. Copies of these prospectuses will be sent to you with your contract. If you would like a copy of the fund prospectuses, call us at: (866) 590-2255. See Appendix A which contains a summary of investment objectives and strategies for each portfolio.

   The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the portfolios have the same investment advisers.


   A portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. A portfolio may not experience similar performance as its assets grow.

THE ALGER AMERICAN FUND
   Managed by Fred Alger Management, Inc.
     Alger American Growth Portfolio
     Alger American Leveraged AllCap Portfolio
     Alger American MidCap Growth Portfolio
     Alger American Small Capitalization Portfolio

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. (FORMERLY MITCHELL HUTCHINS SERIES TRUST) (NOT AVAILABLE FOR NEW MONEY AFTER MAY 1, 2001)
     Growth and Income Portfolio (Class A Shares)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Managed by American Century Investment Management, Inc.
     VP Income & Growth Fund
     VP International Fund
     VP Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST
   Managed by Berger Financial Group LLC
     Berger IPT--Growth Fund
     Berger IPT--International Fund
     Berger IPT--Large Cap Growth Fund
     Berger IPT--Small Company Growth Fund

CONSECO SERIES TRUST
   Managed by Conseco Capital Management, Inc.
   (Conseco Capital Management, Inc. is an affiliate of Conseco Variable)
     Balanced Portfolio
     Conseco 20 Focus Portfolio
     Equity Portfolio
     Fixed Income Portfolio
     Government Securities Portfolio
     High Yield Portfolio
     Money Market Portfolio


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)


   Managed by The Dreyfus Corporation (NCM Capital Management Group, Inc.-- sub-investment adviser)

DREYFUS STOCK INDEX FUND (INITIAL SHARES)
   Managed by The Dreyfus Corporation (Mellon Equity Associates--index fund manager)

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)

   Managed by The Dreyfus Corporation

   Dreyfus VIF--Disciplined Stock Portfolio
   Dreyfus VIF--International Value Portfolio

FEDERATED INSURANCE SERIES
   Managed by Federated Investment Management Company
     Federated High Income Bond Fund II (Primary Shares)
     Federated Utility Fund II

   Managed by Federated Global Investment Management Corp.
     Federated International Equity Fund II

     Federated International Small Company Fund II

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
   Managed by U.S. Bancorp Asset Management, Inc.

     First American Large Cap Growth Portfolio
     First American Mid Cap Growth Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC.

   Managed by INVESCO Funds Group, Inc.
     INVESCO VIF--Core Equity Fund (formerly Equity Income Fund)
     INVESCO VIF--Financial Services Fund
     INVESCO VIF--Health Sciences Fund
     INVESCO VIF--High Yield Fund
     INVESCO VIF--Real Estate Opportunity Fund
     INVESCO VIF--Technology Fund
     INVESCO VIF--Telecommunications Fund

JANUS ASPEN SERIES
   Managed by Janus Capital Management LLC
     Aggressive Growth Portfolio (Institutional Shares)
     Growth Portfolio (Institutional Shares)
     Worldwide Growth Portfolio (Institutional Shares)

LAZARD RETIREMENT SERIES, INC.
   Managed by Lazard Asset Management, a division of Lazard FrEres & Co. LLC, a
    New York limited liability company

     Lazard Retirement Equity Portfolio
     Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
   Managed by Lord, Abbett & Co.
     Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

     Managed by Neuberger Berman Management, Inc.
     Limited Maturity Bond Portfolio
     Midcap Growth Portfolio
     Partners Portfolio

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
   Managed by Pioneer Investment Management, Inc.
     Pioneer Equity Income VCT Portfolio
     Pioneer Europe VCT Portfolio
     Pioneer Fund VCT Portfolio

RYDEX VARIABLE TRUST
   Managed by Rydex Global Advisors
     Nova Fund
     OTC Fund
     U.S. Government Money Market Fund

SELIGMAN PORTFOLIOS, INC.
  Managed by J. & W. Seligman & Co. Incorporated
     Seligman Communications and Information  Portfolio (Class 2)
     Seligman Global Technology Portfolio (Class 2)


STRONG OPPORTUNITY FUND II, INC.
   Advised by Strong Capital Management, Inc.
     Strong Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.
   Advised by Strong Capital Management, Inc.
     Strong Mid Cap Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST
   Managed by Van Eck Associates Corporation
     Worldwide Bond Fund
     Worldwide Emerging Markets Fund
     Worldwide Hard Assets Fund
     Worldwide Real Estate Fund

   Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

   We may enter into certain arrangements under which we are reimbursed by the investment portfolios' advisers, distributors and/or affiliates for the administrative services which we provide to the portfolios.

THE FIXED ACCOUNT

   You can invest in the fixed account. The fixed account offers an interest rate that is guaranteed to be no less than 3% annually. If you select the fixed account, your money will be placed with our other general account assets. The fixed account option may not be available in your state.

THE GENERAL ACCOUNT

   During the annuity period, if you elect a fixed annuity your annuity payments will be paid out of our general account. We guarantee a specified interest rate used in determining the payments.

If you elect a fixed annuity, the payments you receive will remain level. Fixed annuity payments from our general account are only available during the annuity period.

VOTING RIGHTS

   We are the legal owner of the investment portfolio shares. However, when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. Should we determine that we are no longer required to follow this voting procedure, we will vote the shares ourselves.

SUBSTITUTION


   We may, in the interest of shareholders, deem it necessary to discontinue one or more of the investment portfolios or substitute one of the investment portfolios you have selected with another investment portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of our intent to do this. We will obtain prior approval from the Securities and Exchange Commission before any such change is made.


TRANSFERS

   You can transfer money among the fixed account and the investment portfolios. Currently, you can allocate money up to 15 investment options at any one time.

   TRANSFERS DURING THE ACCUMULATION PERIOD. You can make a transfer to or from the fixed account, and to or from any investment portfolio by providing us with a written request. The following apply to any transfer during the accumulation period:

   1. Currently, there are no limits on the number of transfers that can be made. However, if you make more than one transfer in a 30-day period, a transfer fee of $25 may be deducted.

   2. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio, whichever is less. This requirement is waived if the transfer is pursuant to the dollar cost averaging or rebalancing programs, or made at the end of the Free Look Period.

   3. You must leave at least $500 in each investment portfolio after you make a transfer unless the entire amount is being transferred.

   4. Transfers out of the Fixed Account are limited to 20% of the value of your contract in the fixed account every 6 months. This requirement is waived if the transfer is pursuant to the dollar cost averaging program.


   5. Your right to make transfers is subject to modification if we determine, in our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by us to be to the disadvantage of other owners. A modification could be applied to transfers to, or from, one or more of the investment portfolios and could include, but is not limited to:


    a.   the requirement of a minimum time period between each transfer;

    b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or


    c. limiting the dollar amount that may be transferred between investment portfolios by an owner at any one time.


    6. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the accumulation period.

    TRANSFERS DURING THE ANNUITY PERIOD. You can only make 2 transfers every contract year during the annuity period. The 2 transfers are free. The following also apply to any transfer during the annuity period:

    1. You can make transfers at least 30 days before the due date of the next annuity payment for which the transfer will apply.

    2. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio.

    3. You must leave at least $500 in each investment portfolio after a transfer unless the entire amount is being transferred.

    4. No transfers can be made between the general account and the investment portfolios. You may only make transfers between the investment portfolios.

    5. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the annuity period.

   TELEPHONE/INTERNET TRANSFERS. You can elect to make transfers by telephone. You may also elect to make transfers over the internet. Internet transfers may not be available (check with your registered representative). Internet transfers are subject to our administrative rules and procedures. If you do not want the ability to make transfers by telephone or through the internet, you should notify us in writing. You can also authorize someone else to make transfers for you. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                                  2002 ACCOUNT H
                                                              INDIVIDUAL ANNUITY


================================================================================

personalized data about the owner before we will make the telephone transfer. Personalized data will also be required for internet transfers. We will send you a written confirmation of the transfer. If we fail to use such procedures we may be liable for any losses due to unauthorized or fraudulent instructions.

   This product is not designed for professional market timing organizations. We reserve the right to modify the transfer privileges described above.


EXCESSIVE TRADING LIMITS

   We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for a Contract owner, or a third party advisor acting under a Limited Power of Attorney, if:

     o we believe, in our sole discretion, that excessive trading by the Contract owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the accumulation unit values of any subaccount or the share prices of any portfolio or would be detrimental to other Contract owners; or

     o we are informed by one or more portfolios that they intend to restrict the purchase of portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of portfolio shares.

   We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.


DOLLAR COST AVERAGING PROGRAM

   The dollar cost averaging program allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually from the Money Market Portfolio or the fixed account to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

   You must have at least $2,000 in the Money Market Portfolio or the fixed account in order to participate in the dollar cost averaging program.

   All dollar cost averaging transfers will be made on the first business day of the month. Dollar cost averaging must be for between 6-60 months. Dollar cost averaging will end when the value in the Money Market Portfolio or the fixed account is zero. We will notify you when that happens. You cannot cancel the dollar cost averaging program once it starts. A transfer request will not automatically terminate the program.

   If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee. There is no additional charge for this program. However, we reserve the right to charge for this program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program. This program may vary by state.

   Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected investment portfolio(s) regardless of fluctuating price levels of the investment portfolio(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

REBALANCING PROGRAM

   Once your money has been allocated among the investment portfolios, the performance of each portfolio may cause your allocation to shift. If the value of your contract is at least $5,000, you can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our rebalancing program. The rebalancing program may also be available through the internet (check with your registered representative regarding availability). Rebalancing over the internet is subject to our administrative rules and procedures. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the date you selected. You must use whole percentages in 1% increments for rebalancing. There will be no rebalancing within the fixed account. You can discontinue rebalancing at any time. You can change your rebalancing requests at any time in writing or through internet access which we must receive before the next rebalancing date. If you participate in the rebalancing program, the transfers made under the program are not taken into account in determining any transfer fee. Currently, there is no charge for participating in the rebalancing program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

EXAMPLE:


   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Fixed Income Portfolio and 60% to be in the Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fixed Income Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced

================================================================================

quarterly, on the first day of the next quarter, we would sell some of your units in the Fixed Income Portfolio to bring its value back to 40% and use the money to buy more units in the Growth Portfolio to increase those holdings to 60%.

ASSET ALLOCATION PROGRAM

   We understand the importance to you of having advice from a financial adviser regarding your investments in the contract (asset allocation program). Certain investment advisers have made arrangements with us to make their services available to you. Conseco Variable has not made any independent investigation of these advisers and is not endorsing such programs. You may be required to enter into an advisory agreement with your investment adviser to have the fees paid out of your contract during the accumulation phase.


   Conseco Variable will, pursuant to an agreement with you, make a partial withdrawal from the value of your contract to pay for the services of the investment adviser. If the contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2, it may be subject to a tax penalty. If the contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a contingent deferred sales charge. You should consult a tax adviser regarding the tax treatment of the payment of investment adviser fees from your contract.


SWEEP PROGRAM

   You can elect to transfer (sweep) your earnings from the fixed account to the investment portfolios on a periodic and systematic basis.

EXPENSES

   There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

INSURANCE CHARGES

   Each day, we make a deduction for our insurance charges. The insurance charges do not apply to amounts allocated to the fixed account. The insurance charges, on an annual basis, are equal to 1.40% of the average daily value of the contract invested in the investment portfolios if you do not select either the guaranteed minimum death benefit or the guaranteed minimum income benefit. We may increase the insurance charges for your contract up to 1.65%.


   If, at the time of application, you select the guaranteed minimum death benefit, the insurance charges for your contract are equal to 1.70% on an annual basis. We may increase the insurance charges for your contract up to 2.15%.


   If, at the time of application, you select the guaranteed minimum death benefit and the guaranteed minimum income benefit, the insurance charges for your contract are equal to 2.00% on an annual basis. We may increase the insurance charges for your contract up to 2.65%.

   The insurance charges are for all the insurance benefits, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. These charges are included in part of our calculation of the value of the accumulation units and the annuity units. If the charges are insufficient, then we will bear the loss. We do, however, expect to profit from these charges.

CONTRACT MAINTENANCE CHARGE

   During the accumulation period, every year on the anniversary of the date when your contract was issued, we deduct $30 from your contract as a contract maintenance charge. This charge is for certain administrative expenses associated with the contract and can be increased up to a maximum of $60 per contract per year.

   We do not deduct the contract maintenance charge if the value of your contract is $50,000 or more on the contract anniversary. If you make a full withdrawal on other than a contract anniversary, and the value of your contract is less than $50,000, we will deduct the full contract maintenance charge at the time of the full withdrawal. If, when you begin to receive annuity payments, the annuity date is a different date than your contract anniversary and the value of your contract is less than $50,000, we will deduct the full contract maintenance charge on the annuity date.

   The contract maintenance charge will be deducted first from the fixed account. If there is insufficient value in the fixed account, the fee will then be deducted from the investment portfolio with the largest balance.

   No contract maintenance charge is deducted during the annuity period.

CONTINGENT DEFERRED SALES CHARGE

   During the accumulation period, you can make withdrawals from your contract. A contingent deferred sales charge may be assessed against purchase payments withdrawn. We keep track of each purchase payment you make. Subject to the waivers discussed below, if you make a withdrawal and it has been less than the stated number of years since you made your purchase payment, we will assess a contingent deferred sales charge. The contingent deferred sales charge compensates us for expenses associated with selling the contract. The charge is as follows:

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                                  2002 ACCOUNT H
                                                              INDIVIDUAL ANNUITY

================================================================================

NO. OF YEARS                             CONTINGENT
FROM RECEIPT OF                        DEFERRED SALES
PURCHASE PAYMENT                           CHARGE
-----------------------------------------------------

0-1.................................         8%
2...................................         8%
3...................................         8%
4...................................         8%
5...................................         7%
6...................................         6%
7...................................         5%
8...................................         3%
9...................................         1%
10 or more..........................         0%

   Each purchase payment has its own contingent deferred sales charge period. When you make a withdrawal, the charge is deducted first from purchase payments (oldest to newest), and then from earnings.

   For tax purposes, withdrawals are generally considered to have come from earnings first.

    FREE WITHDRAWALS. Once each contract year you can take money out of your contract, without the contingent deferred sales charge, of an amount equal to the greater of:


     o    10% of the value of your contract (on a non-cumulative basis);

     o the IRS minimum distribution requirement for this contract if it was issued as an individual retirement annuity; or

     o the total of your purchase payments that have been in the contract for more than 9 complete years.


     UNEMPLOYMENT BENEFIT. We will allow a one time free partial withdrawal of up to 50% of your contract value if:


     o    your contract has been in force for at least 1 year;

     o you provide us with a letter of determination from your state's Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;

     o you were employed on a full time basis and working at least 30 hours per week on the date your contract was issued;

     o    your employment was involuntarily terminated by your employer; and

     o you certify to us that you are still unemployed when you make the withdrawal request.


   This benefit may not be available in your state.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

   We may reduce or eliminate the amount of the contingent deferred sales charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with us. We will not deduct a contingent deferred sales charge when a contract is issued to an officer, director or employee of our company or any of our affiliates. Any circumstances resulting in the reduction or elimination of the contingent deferred sales charge requires our prior approval. In no event will reduction or elimination of the contingent deferred sales charge be permitted where it would be unfairly discriminatory to any person.

TRANSFER FEE


   You can make one free transfer every 30 days during the accumulation period. If you make more than one transfer in a 30-day period, you may be charged a transfer fee of $25 per transfer. The two transfers permitted each year during the annuity period are free. We reserve the right to change the transfer fee.


   The transfer fee is deducted from the investment option that you transfer your funds from. If you transfer your entire interest from an investment option, the transfer fee is deducted from the amount transferred. If there are multiple investment options from which you transfer funds, the transfer fee will be deducted first from the fixed account, and then from the investment portfolio with the largest balance that is involved in the transfer.

   If the transfer is part of the dollar cost averaging or rebalancing program it will not count in determining the transfer fee. All reallocations made on the same date count as one transfer.

PREMIUM TAXES

   Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the value of the contract for them. These taxes are due either when the contract is issued or when annuity payments begin. It is our current practice to deduct these taxes when either annuity payments begin, a death benefit is paid or upon partial or full surrender of the contract. We may in the future discontinue this practice and assess the charge when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.

INCOME TAXES

   We will deduct from the contract any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

================================================================================

INVESTMENT PORTFOLIO EXPENSES

   There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fund prospectuses.

CONTRACT VALUE


   Your contract value is the sum of your interest in the various investment portfolios and the fixed account. Your interest in the investment portfolio(s) will vary depending upon the investment performance of the portfolio(s) you choose. In order to keep track of your contract value in an investment portfolio, we use a unit of measure called an ACCUMULATION UNIT. During the annuity period of your contract we call the unit an ANNUITY UNIT. The value of your contract is affected by the investment performance of the portfolios, the expenses of the portfolios and the deduction of charges under the contract.


ACCUMULATION UNITS

   Every business day, we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the previous period by a factor for the current period. The factor is determined by:

     1. dividing the value of an investment portfolio share at the end of the current period (and any charges for taxes) by the value of an investment portfolio share for the previous period; and

     2. subtracting the daily amount of the insurance charges.


   The value of an accumulation unit may go up or down from business day to business day.


   When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated, including any purchase payment credit, to an investment portfolio by the value of the accumulation unit for that investment portfolio. When you make a withdrawal, we deduct accumulation units from your contract representing the withdrawal. We also deduct accumulation units when we deduct certain charges under the contract.

   We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.
EXAMPLE:

   On Wednesday, we receive an additional purchase payment of $4,000 from you and we credit your contract with the 4% purchase payment credit. You have told us you want this to go to the Equity Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an accumulation unit for the Equity Portfolio is $12.25. We then divide $4,160 ($4,000 purchase payment plus $160 credit) by $12.25 and credit your contract on Wednesday night with 339.59 accumulation units for the Equity Portfolio.

ACCESS TO YOUR MONEY

   You can have access to the money in your contract:


     o    by making a withdrawal (either a partial or a complete withdrawal);

     o    by electing to receive annuity payments; or

     o    when a death benefit is paid to your beneficiary.


   In general, withdrawals can only be made during the accumulation period.

   When you make a complete withdrawal, you will receive the value of the contract on the day you made the withdrawal, (i) less any applicable contingent deferred sales charge; (ii) less any contract maintenance charge; and (iii) less any applicable premium tax. This amount is the contract withdrawal value.

   You must tell us which account (investment portfolio(s), and/or the fixed account) you want the partial withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any investment portfolio, or the fixed account must be at least $500. We require that after a partial withdrawal is made, that at least $500 is left in at least one investment portfolio. If you do not have at least $500 in one investment portfolio, we reserve the right to terminate the contract and pay you the contract withdrawal value.

   Once we receive your written request for a withdrawal from an investment portfolio we will pay the amount of any withdrawal within 7 days.


   INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM

   The systematic withdrawal program allows you to choose to receive your automatic payments either monthly, quarterly, semi-annually or annually. You must have at least $5,000 in your contract to start the program. You can instruct us to withdraw a specific amount which can be a percentage of the value of your contract or a dollar amount. You can instruct us to withdraw a level dollar amount or percentage from specified investment options (largest account balance or on a pro-rata basis). If you do a reallocation and do not specify investment options, all systematic withdrawals will then default to a pro-rata basis. The systematic withdrawal program will end any time you designate or when the contract value is exhausted, whichever occurs first. If you make a partial withdrawal outside the program and the value of your contract is less than $5,000 the program will automatically terminate. We

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do not have any charge for this program, however, the withdrawal may be subject to a contingent deferred sales charge.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS

     We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

     1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     2. trading on the New York Stock Exchange is restricted;

     3. an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios;

     4. during any other period when the SEC, by order, so permits for the protection of owners.

     We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.


     If mandated under applicable law, we may be required to reject a purchase payment and/or otherwise block access to a Contract owner's contract and thereby refuse to pay any request for transfers, partial or full withdrawals, annuity benefits, or death benefits. Once blocked, monies would be held in that contract until instructions are received from the appropriate regulator.


DEATH BENEFIT

UPON YOUR DEATH DURING THE ACCUMULATION PERIOD

   If you, or your joint owner, die before annuity payments begin, we will pay a death benefit to your beneficiary. If you have a joint owner, the surviving joint owner will be treated as the primary beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary.

DEATH BENEFIT AMOUNT DURING THE ACCUMULATION PERIOD

     If death occurs prior to age 80, the amount of the death benefit will be the greater of:

     (1) the value of your contract as of the business day we receive proof of death and a payment election; or

     (2) the total purchase payments you have made, less any adjusted partial withdrawals and contingent deferred sales charges.

     If you are age 80 or over, the death benefit will be equal to the value of your contract as of the business day we receive proof of death and a payment election.

   OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT. For an extra charge, at the time you purchase the contract, you can choose the optional guaranteed minimum death benefit. Under this option, if you die before age 80, the death benefit will be the greater of:

   (1) the total purchase payments you have made, less all partial withdrawals, contingent deferred sales charges and any applicable premium taxes;

   (2) the value of your contract as of the business day we receive proof of death and a payment election; or

   (3) the largest contract value on any
   contract anniversary before the owner or joint owner's death, less any adjusted partial withdrawals, and limited to no more than twice the amount of purchase payments paid less any adjusted partial withdrawals.

     Adjusted partial withdrawal means:


     o the amount of the partial withdrawal (including the applicable contingent deferred sales charges and premium taxes); multiplied by

     o the amount of the death benefit just before the partial withdrawal; divided by

     o    the value of your contract just before the partial withdrawal.


     If death occurs at age 80 or later, the death benefit will be the greater of: (1) the contract value as of the business day we receive proof of death and a payment election; or (2) the death benefit as of the last contract anniversary before your 80th birthday, less any adjusted partial withdrawal.

     If joint owners are named, the death benefit is determined based on the age of the oldest owner and is payable on the first death. If the owner is a non-natural person, the death of an annuitant will be treated as the death of the owner.


     It is possible that the IRS may take the position that charges for the Optional Guaranteed Minimum Death and Income Benefits are deemed to be taxable distributions to you. Although we do not believe that such charges should be treated as taxable distributions, you should consult your tax adviser prior to selecting these riders.


     THIS BENEFIT MAY NOT BE AVAILABLE IN YOUR STATE.

     The value of your contract for purposes of calculating any death benefit amount will be determined as of the business day we receive due proof of death and an election for the payment method (see below). After the death benefit amount is calculated, it will remain in the investment portfolios and/or the fixed account until distribution begins. Until we distribute the death benefit amount, the death benefit amount in the investment


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

portfolios will be subject to investment risk, which is borne by the beneficiary.

PAYMENT OF THE DEATH BENEFIT DURING THE ACCUMULATION PERIOD

   Unless already selected by you, a beneficiary must elect the death benefit to be paid under one of the options described below in the event of your death during the accumulation period.


   OPTION 1--lump sum payment of the death benefit; or

   OPTION 2--the payment of the entire death benefit within 5 years of the date of death of the owner or joint owner; or


   OPTION 3--payment of the death benefit under an annuity option over the lifetime of the beneficiary, or over a period not extending beyond the life expectancy of the beneficiary, with distribution beginning within 1 year of the date of your death or of any joint owner.

   Any portion of the death benefit not applied under Option 3 within 1 year of the date of your death, or that of a joint owner, must be distributed within 5 years of the date of death.

   Unless you have previously designated one of the payment options above, a beneficiary who is a spouse of the deceased owner may elect to:


     o continue the contract in his or her own name at the then current contract value;

     o    elect a lump sum payment of the death benefit; or

     o    apply the death benefit to an annuity option.


   If a lump sum payment is requested, the amount will be paid within 7 days, unless the suspension of payments provision is in effect. Payment to the beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by us of proof of death.


DEATH OF CONTRACT OWNER DURING THE ANNUITY PERIOD

   If you or a joint owner, who is not the annuitant, dies during the annuity period, any remaining payments under the annuity option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of the owner's or joint owner's death. Upon the owner's death during the annuity period, the beneficiary becomes the owner. Upon the death of any joint owner during the annuity period, the surviving owner, if any, will be treated as the primary beneficiary.


DEATH OF ANNUITANT

   If the annuitant, who is not an owner or joint owner, dies during the accumulation period, you will automatically become the annuitant. A change of annuitant by the owner may result in a taxable event. You may designate a new annuitant subject to our approval. If the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

   Upon the death of the annuitant during the annuity period, the death benefit, if any, will be as provided for in the annuity option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

ANNUITY PAYMENTS
(THE ANNUITY PERIOD)

   Under the contract you can receive regular income payments. We call these payments ANNUITY PAYMENTS. You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and cannot be any earlier than 90 days after we issue the contract. Annuity payments must begin by the earlier of the annuitant's 90th birthday or the maximum date allowed by law. To receive the guaranteed minimum income benefit, there are certain annuity date requirements (see below). The ANNUITANT is the person whose life we look to when we determine annuity payments. You can change the annuity date at any time prior to 30 days of the existing annuity date by providing us with a written request.

   You can also choose among income plans. We call those ANNUITY OPTIONS. You can elect an annuity option by providing us with a written request. You can change the annuity option any time before 30 days of the existing annuity date. If you do not choose an annuity option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

   During the annuity period, you can choose to have payments come from the investment portfolios, the fixed account or both. If you do not tell us otherwise, your annuity payments will be based on the investment allocations in the investment portfolios and fixed account that were in place on the annuity date.

ANNUITY PAYMENT AMOUNT

   If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

     1) the value of your contract in the investment portfolio(s) on the annuity date;

     2) the 3% or 5% (as you selected) assumed investment rate used in the annuity table for the contract; and

     3) the performance of the investment portfolio(s) you selected.


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                                                              INDIVIDUAL ANNUITY


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     You can choose either a 3% or a 5% assumed investment rate. If the actual performance exceeds the 3% or 5% (as selected) assumed investment rate, your annuity payments will increase. Similarly, if the actual rate is less than 3% or 5% (as you selected) your annuity payments will decrease.

     On the annuity date, the value of your contract, less any premium tax, less any contingent deferred sales charge, and less any contract maintenance charge will be applied under the annuity option you selected. If you select an annuity date that is on or after the 5th contract anniversary, and you choose an annuity option that has a life contingency for a minimum of 5 years, we will apply the value of your contract, less any premium tax and less any contract maintenance charge to the annuity option you elect.

     Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment. In that case, we may make a single lump sum payment to you instead of annuity payments. Likewise, if your annuity payments would be less than $50 a month, we have the right to change the frequency of payments so that your annuity payments are at least $50.

     OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT. For an extra charge, you can elect the guaranteed minimum income benefit. You may not select this benefit unless you also select the optional guaranteed minimum death benefit.

     Under the guaranteed minimum income benefit, a guaranteed minimum income benefit base will be applied to your annuity option to provide annuity payments. Prior to your 80th birthday, this amount is equal to:

     1) the largest contract value on any contract anniversary; less

     2) any adjusted partial withdrawals.

     This amount is limited to no more than twice the amount of purchase payments made less any adjusted partial withdrawals.

     Adjusted partial withdrawal is equal to the partial withdrawal amount, including the contingent deferred sales charge and any applicable premium taxes; multiplied by the amount of the guaranteed minimum income benefit base just before the partial withdrawal; divided by the value of your contract just before the partial withdrawal.

     The guaranteed minimum income benefit base after your 80th birthday is equal to the greater of (1) the value of your contract, less any premium tax, less any contingent deferred sales charge, and less any contract maintenance charge; or (2) the guaranteed minimum income benefit base as of the last contract anniversary before your 80th birthday less any adjusted partial withdrawals.

     If you elect this benefit, the following limitations will apply:


     o You must choose either annuity option 2 or 4, unless otherwise agreed to by us. If you do not choose an annuity option, Annuity Option 2, Life Income With Period Certain, will be applied.

     o If you are age 50 or over on the date we issue the contract, the annuity date must be on or after the later of your 65th birthday, or the 7th contract anniversary.

     o If you are under age 50 on the date we issue your contract, the annuity date must be on or after the 15th contract anniversary.

     o The annuity date selected must occur within 30 days following a contract anniversary.

     o If there are joint owners, the age of the oldest owner will be used to determine the guaranteed minimum income benefit. If the contract is owned by a non-natural person, then owner will mean the annuitant for purposes of this benefit.


     On the annuity date, the initial income benefit will not be less than the guaranteed minimum income benefit base applied to the guaranteed annuity payment factors under the annuity option elected.


     It is possible that the IRS may take the position that charges for the Optional Guaranteed Minimum Death and Income Benefits are deemed to be taxable distributions to you. Although we do not believe that such charges should be treated as taxable distributions, you should consult your tax adviser prior to selecting these riders.


     THIS BENEFIT MAY NOT BE AVAILABLE IN YOUR STATE.

ANNUITY OPTIONS

     You can choose one of the following annuity options or any other annuity option which is acceptable to us. After annuity payments begin, you cannot change the annuity option.

     OPTION 1. INCOME FOR A SPECIFIED PERIOD. We will pay income for a specific number of years in equal installments. However, you may elect to receive a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

     OPTION 2. LIFE INCOME WITH PERIOD CERTAIN. We will make monthly annuity payments so long as the annuitant is alive and then for a specified period certain. If an annuitant, who is not the owner, dies before we have made all of the payments, we will continue to make the payments for the remainder of the guaranteed period to you. If you do not want to receive payments, you can request a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

   OPTION 3. INCOME OF SPECIFIED AMOUNT. We will pay income of a specified amount until the principal and interest are exhausted. However, you may elect to receive a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

   OPTION 4. JOINT AND SURVIVOR ANNUITY. We will make monthly annuity payments so long as the annuitant and a joint annuitant are both alive. The annuitant must be at least 50 years old, and the joint annuitant must be at least 45 years old at the time of the first payment.

TAXES


   NOTE: CONSECO VARIABLE HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. NO ATTEMPT IS MADE TO CONSIDER ANY APPLICABLE STATE TAX OR OTHER TAX LAWS, OR TO ADDRESS ANY FEDERAL ESTATE, OR STATE AND LOCAL ESTATE, INHERITANCE AND OTHER TAX CONSEQUENCES OF OWNERSHIP OR RECEIPT OF DISTRIBUTIONS UNDER A CONTRACT. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES.


ANNUITY CONTRACTS IN GENERAL


   When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a QUALIFIED Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACTS

   Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

   DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

   OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give owners investment control over separate account assets, we reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the separate account assets supporting the Contract.

   REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an owner of the Contract. Specifically, section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of a owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

   The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

   Other rules may apply to Qualified Contracts.

TAXATION OF NON-QUALIFIED CONTRACTS

   NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the


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Contract (generally, the premiums or other consideration paid for the contract)
during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

   The following discussion generally applies to Contracts owned by natural persons.

   WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the Contract.

   PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of an owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

     TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

     WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

     ADDITIONAL CHARGES. It is possible that the IRS may take the position that the charges for the Optional Guaranteed Minimum Death and Income Benefit riders under the Contract are deemed to be taxable distributions to you. Although we do not believe that a rider charge under the Contract should be treated as a taxable withdrawal, you should consult your tax adviser prior to selecting any rider or endorsement under the Contract.

TAXATION OF QUALIFIED CONTRACTS

     The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

     INDIVIDUAL RETIREMENT ACCOUNTS (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of a specified annual amount or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than

================================================================================


nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Contract offers death benefits which may exceed the greater of purchase payments or account value. The IRS has not reviewed the Contract for qualification as an IRA. The IRS has not addressed, and is unlikely to address, in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements. However, these death benefit provisions have been addressed in recently proposed and temporary regulations related to distribution requirements. You should consult your tax adviser regarding these features and benefits if you have any questions prior to purchasing a Contract.

   ROTH IRAS, as described in Code Section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

   CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract includes an Enhanced Death Benefit that in some cases may exceed the greater of the premium payments or the account value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the Death Benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

   TAX SHELTERED ANNUITIES under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax.

   Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The Death Benefit could be characterized as an incidental death benefit, the amount of which is limited in any Code Section 403(b) annuity contract. Because the Death Benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

   SECTION 457 PLANS, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

   OTHER TAX ISSUES. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

   Distributions from Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not have tax withheld from distributions.

   "Eligible rollover distributions" from section 401(a) and 403(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee from such a plan, except certain distributions such as distributions required by the Code, certain distributions of after-tax contributions, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply,

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                                  2002 ACCOUNT H
                                                              INDIVIDUAL ANNUITY


================================================================================


however, if the employee chooses a "direct rollover" from the plan to another tax-qualified plan, 403(b) plan, governmental section 457 plan, or IRA.

POSSIBLE TAX LAW CHANGES

   Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

   We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.


PERFORMANCE

   We may periodically advertise performance of the annuity investment in the various investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the fees and expenses of the investment portfolio. It does not reflect the deduction of any applicable contract maintenance charge and contingent deferred sales charge. The deduction of any applicable contract maintenance charge and contingent deferred sales charge would reduce the percentage increase or make greater any percentage decrease.

   Any advertisement will also include standardized average annual total return figures which reflect the deduction of the insurance charges, contract maintenance charge, contingent deferred sales charge and the fees and expenses of the investment portfolio. Any performance advertised will reflect the bonus credits applied to a contract.

   For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding portfolios, modified to reflect the charges and expenses of the contract as if the contract had been in existence during the period stated in the advertisement. These figures should not be interpreted to reflect actual historical performance.

   We may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

INTERNAL APPEALS PROCEDURES

   The following internal appeals procedures apply to any controversy relating to the Contract. These procedures are available to the owner, participant, beneficiary or assignee of a contract.

APPEALS OF FINAL DECISION


    o If you wish to appeal from a final decision regarding the contract, you must send us a written request within sixty (60) days of the date of our written notice of final decision;

    o Your request should contain the reason for the appeal and any supporting evidence or documentation;

    o Within 45 days of receipt of your appeal request, we will inform you of the outcome of your appeal or whether additional information is requested;

    o If additional information is requested, we will inform you of the outcome of your appeal within 30 days after we receive the requested information;

    o If the requested information is provided, we will decide your appeal within 60 days of the request based on the information provided.

DISPUTE RESOLUTION PROCEDURES


    o You may attempt to resolve a dispute over a final decision through mediation and/or arbitration;

    o Proceedings will be conducted in accordance with the Insurance Dispute Resolution Program as administered by the American Arbitration Association;

    o If the dispute is submitted to arbitration, the arbitration award may be entered in a court of law.


These procedures may not be available in your state.

OTHER INFORMATION


LEGAL PROCEEDINGS

   Like other life insurance companies, there is a possibility that we may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Neither Conseco Variable nor Conseco Equity Sales, Inc. is involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.


THE SEPARATE ACCOUNT

   We established a separate account, Conseco Variable Annuity Account H (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Texas

================================================================================

Insurance law on November 1, 1999. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940.

   The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

   The obligations under the contracts are obligations of Conseco Variable Insurance Company.

DISTRIBUTOR

   Conseco Equity Sales, Inc. (CES), 11815 N. Pennsylvania Street, Carmel, Indiana 46032, acts as the distributor of the contracts. CES, our affiliate, is registered as a broker-dealer under the Securities Exchange Act of 1934. CES is a member of the National Association of Securities Dealers, Inc. Commissions will be paid to broker-dealers who sell the contracts. Broker-dealer commissions may cost up to 8.50% of purchase payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

OWNERSHIP

   OWNER. You, as the OWNER of the contract, have all the rights under the contract. The owner is as designated at the time the contract is issued, unless changed. You can change the owner at any time. A change will automatically revoke any prior owner designation. The change request must be in writing.

   JOINT OWNER. The contract can be owned by JOINT OWNERS. Any joint owner must be the spouse of the other owner (except where not permitted under state law). Upon the death of either joint owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated in a written notice.

BENEFICIARY

   The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

ASSIGNMENT

   You can assign the contract at any time during your lifetime. We will not be bound by the assignment until we receive the written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


   If the contract is a qualified contract, there are limitations on your ability to assign the contract.


FINANCIAL STATEMENTS


   The financial statements of the Company have been included in the Statement of Additional Information and should be considered only as bearing upon the ability of the Company to meet its obligation under the Contract. The financial statements of the Separate Account are also included in the Statement of Additional Information.

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                                  2002 ACCOUNT H
                                                              INDIVIDUAL ANNUITY


================================================================================


APPENDIX A -- CONDENSED FINANCIAL INFORMATION

   The following schedule includes Accumulation Unit values for the periods indicated. This data has been taken from the Conseco Variable Annuity Account H's financial statements. This information should be read in conjunction with Conseco Variable Annuity Account H's financial statements and related notes which are included in the Statement of Additional Information.

   Each Subaccount has 3 sets of accumulation unit values that reflect the 3 levels of insurance charges under the Contract. The accumulation unit value does not reflect the deduction of other charges, such as the Contract Maintenance Charge and Rider charges.

   The tables below provide per unit information about the financial history of each subaccount.

                                STANDARD CONTRACT

                                                                                                     2/8/00 to
SUBACCOUNT                                                                          2001              12/31/00
--------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:

GROWTH PORTFOLIO
  Accumulation unit value at beginning of period................................   $15.421             $18.274
  Accumulation unit value at end of period......................................   $13.409             $15.421
  Number of accumulation units outstanding at end of period.....................   137,467             104,891

LEVERAGED ALLCAP PORTFOLIO
  Accumulation unit value at beginning of period................................   $19.351             $27.188
  Accumulation unit value at end of period......................................   $16.041             $19.351
  Number of accumulation units outstanding at end of period.....................   113,703             105,310

MIDCAP GROWTH PORTFOLIO
  Accumulation unit value at beginning of period................................   $17.345             $16.997
  Accumulation unit value at end of period......................................   $15.987             $17.345
  Number of accumulation units outstanding at end of period.....................   205,025             148,341

SMALL CAPITALIZATION PORTFOLIO
  Accumulation unit value at beginning of period................................   $11.368             $17.030
  Accumulation unit value at end of period......................................    $7.901             $11.368
  Number of accumulation units outstanding at end of period.....................   172,547              69,562

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP INCOME AND GROWTH FUND
  Accumulation unit value at beginning of period................................   $12.370             $13.065
  Accumulation unit value at end of period......................................   $11.178             $12.370
  Number of accumulation units outstanding at end of period.....................    62,540              47,563

VP INTERNATIONAL FUND
  Accumulation unit value at beginning of period................................   $14.741             $19.265
  Accumulation unit value at end of period......................................   $10.295             $14.741
  Number of accumulation units outstanding at end of period.....................    42,677              72,128

VP VALUE FUND
  Accumulation unit value at beginning of period................................   $11.638              $8.867
  Accumulation unit value at end of period......................................   $12.947             $11.638
  Number of accumulation units outstanding at end of period.....................   162,013              86,242

BERGER INSTITUTIONAL PRODUCTS TRUST:

GROWTH FUND
  Accumulation unit value at beginning of period................................   $12.793             $17.075
  Accumulation unit value at end of period......................................    $8.513             $12.793
  Number of accumulation units outstanding at end of period.....................    78,719              61,514

INTERNATIONAL FUND
  Accumulation unit value at beginning of period................................   $12.403             $13.741
  Accumulation unit value at end of period......................................    $9.751             $12.403
  Number of accumulation units outstanding at end of period.....................     5,132               2,036

================================================================================
APPENDIX A -- CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                STANDARD CONTRACT

                                                                                                      2/8/00 to
                                                                                     2001              12/31/00
---------------------------------------------------------------------------------------------------------------

LARGE CAP GROWTH FUND

  Accumulation unit value at beginning of period................................    $16.892             $20.314
  Accumulation unit value at end of period......................................    $12.448             $16.892
  Number of accumulation units outstanding at end of period.....................    120,975             143,143

SMALL COMPANY GROWTH FUND
  Accumulation unit value at beginning of period................................    $17.049             $21.009
  Accumulation unit value at end of period......................................    $11.184             $17.049
  Number of accumulation units outstanding at end of period.....................    100,052              92,973

CONSECO SERIES TRUST:

BALANCED PORTFOLIO
  Accumulation unit value at beginning of period................................    $14.348             $14.840
  Accumulation unit value at end of period......................................    $13.213             $14.348
  Number of accumulation units outstanding at end of period.....................    269,443             250,359

CONSECO 20 FOCUS PORTFOLIO
  Accumulation unit value at beginning of period................................     $8.417             $10.000
  Accumulation unit value at end of period......................................     $4.481              $8.417
  Number of accumulation units outstanding at end of period.....................     73,367              44,594

EQUITY PORTFOLIO
  Accumulation unit value at beginning of period................................    $16.219             $18.002
  Accumulation unit value at end of period......................................    $14.344             $16.219
  Number of accumulation units outstanding at end of period.....................    166,680             102,356

FIXED INCOME PORTFOLIO
  Accumulation unit value at beginning of period................................    $11.059             $10.193
  Accumulation unit value at end of period......................................    $11.869             $11.059
  Number of accumulation units outstanding at end of period.....................    110,396              17,395

GOVERNMENT SECURITIES PORTFOLIO
  Accumulation unit value at beginning of period................................    $11.104             $10.058
  Accumulation unit value at end of period......................................    $11.620             $11.104
  Number of accumulation units outstanding at end of period.....................    139,076             100,436

HIGH YIELD PORTFOLIO
  Accumulation unit value at beginning of period................................    $10.224             $10.000
  Accumulation unit value at end of period......................................    $10.400             $10.224
  Number of accumulation units outstanding at end of period.....................     76,093              62,894

MONEY MARKET PORTFOLIO
  Accumulation unit value at beginning of period................................    $11.190             $10.742
  Accumulation unit value at end of period......................................    $11.471             $11.190
  Number of accumulation units outstanding at end of period.....................    668,222             456,605

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES):
  Accumulation unit value at beginning of period................................    $13.798             $15.216
  Accumulation unit value at end of period......................................    $10.534             $13.798
  Number of accumulation units outstanding at end of period.....................     41,599              36,794

DREYFUS STOCK INDEX FUND (INITIAL SHARES):
  Accumulation unit value at beginning of period................................    $12.895             $13.601
  Accumulation unit value at end of period......................................    $11.166             $12.895
  Number of accumulation units outstanding at end of period.....................    306,552             175,212

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES):

DISCIPLINED STOCK PORTFOLIO

  Accumulation unit value at beginning of period................................    $11.230             $11.947
  Accumulation unit value at end of period......................................     $9.604             $11.230
  Number of accumulation units outstanding at end of period.....................     33,414              39,806

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                                  2002 ACCOUNT H
                                                              INDIVIDUAL ANNUITY

================================================================================
APPENDIX A -- CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                STANDARD CONTRACT

                                                                                                      2/8/00 to
                                                                                     2001              12/31/00
---------------------------------------------------------------------------------------------------------------

INTERNATIONAL VALUE PORTFOLIO
  Accumulation unit value at beginning of period................................    $11.285             $10.970
  Accumulation unit value at end of period......................................     $9.657             $11.285
  Number of accumulation units outstanding at end of period.....................     11,159               8,184

FEDERATED INSURANCE SERIES:
HIGH INCOME BOND FUND II (PRIMARY SHARES)
  Accumulation unit value at beginning of period................................     $8.966              $9.909
  Accumulation unit value at end of period......................................     $8.963              $8.966
  Number of accumulation units outstanding at end of period.....................    109,891              37,416

INTERNATIONAL EQUITY FUND II
  Accumulation unit value at beginning of period................................    $15.941             $23.610
  Accumulation unit value at end of period......................................    $11.094             $15.941
  Number of accumulation units outstanding at end of period.....................     23,357              19,923

INTERNATIONAL SMALL COMPANY FUND II (B)
  Accumulation unit value at beginning of period................................    $10.071                 N/A
  Accumulation unit value at end of period......................................     $7.899                 N/A
  Number of accumulation units outstanding at end of period.....................      3,794                 N/A

UTILITY FUND II
  Accumulation unit value at beginning of period................................    $10.254             $11.425
  Accumulation unit value at end of period......................................     $8.723             $10.254
  Number of accumulation units outstanding at end of period.....................     35,903              27,400

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.:
LARGE CAP GROWTH PORTFOLIO (B)
  Accumulation unit value at beginning of period................................    $10.175                 N/A
  Accumulation unit value at end of period......................................     $8.289                 N/A
  Number of accumulation units outstanding at end of period.....................          0                 N/A

MID CAP GROWTH PORTFOLIO (B)
  Accumulation unit value at beginning of period................................    $10.132                 N/A
  Accumulation unit value at end of period......................................     $8.493                 N/A
  Number of accumulation units outstanding at end of period.....................      1,514                 N/A

INVESCO VARIABLE INVESTMENT FUND:

INVESCO VIF - CORE EQUITY FUND (FORMERLY EQUITY INCOME FUND)
  Accumulation unit value at beginning of period................................    $12.072             $11.178
  Accumulation unit value at end of period......................................    $10.836             $12.072
  Number of accumulation units outstanding at end of period.....................     45,022               4,652

INVESCO VIF - FINANCIAL SERVICES FUND (B)
  Accumulation unit value at beginning of period................................    $10.078                 N/A
  Accumulation unit value at end of period......................................     $9.691                 N/A
  Number of accumulation units outstanding at end of period.....................     28,504                 N/A

INVESCO VIF - HEALTH SCIENCES FUND (B)
  Accumulation unit value at beginning of period................................    $10.050                 N/A
  Accumulation unit value at end of period......................................    $10.226                 N/A
  Number of accumulation units outstanding at end of period.....................     33,887                 N/A

INVESCO VIF - HIGH YIELD FUND
  Accumulation unit value at beginning of period................................     $8.928             $10.164
  Accumulation unit value at end of period......................................     $7.489              $8.928
  Number of accumulation units outstanding at end of period.....................    159,083              19,545

INVESCO VIF - REAL ESTATE OPPORTUNITY FUND (B)
  Accumulation unit value at beginning of period................................    $10.030                 N/A
  Accumulation unit value at end of period......................................    $10.110                 N/A
  Number of accumulation units outstanding at end of period.....................         26                 N/A

INVESCO VIF - TECHNOLOGY FUND (B)
  Accumulation unit value at beginning of period................................    $10.251                 N/A
  Accumulation unit value at end of period......................................     $7.236                 N/A
  Number of accumulation units outstanding at end of period.....................     24,305                 N/A

================================================================================
APPENDIX A -- CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                STANDARD CONTRACT

                                                                                                      2/8/00 to
                                                                                     2001              12/31/00
---------------------------------------------------------------------------------------------------------------
INVESCO VIF - TELECOMMUNICATIONS FUND (B)
  Accumulation unit value at beginning of period................................    $10.282                 N/A
  Accumulation unit value at end of period......................................     $5.772                 N/A
  Number of accumulation units outstanding at end of period.....................     15,797                 N/A

JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)
  Accumulation unit value at beginning of period................................    $19.224             $32.871
  Accumulation unit value at end of period......................................    $11.477             $19.224
  Number of accumulation units outstanding at end of period.....................    141,165             145,589

GROWTH PORTFOLIO (INSTITUTIONAL SHARES)
  Accumulation unit value at beginning of period................................    $15.150             $18.730
  Accumulation unit value at end of period......................................    $11.243             $15.150
  Number of accumulation units outstanding at end of period.....................    235,512             237,471

WORLDWIDE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)
  Accumulation unit value at beginning of period................................    $16.031             $21.113
  Accumulation unit value at end of period......................................    $12.260             $16.031
  Number of accumulation units outstanding at end of period.....................    200,762             192,697

LAZARD RETIREMENT SERIES INC.:
EQUITY PORTFOLIO
  Accumulation unit value at beginning of period................................    $11.507             $10.639
  Accumulation unit value at end of period......................................    $10.498             $11.507
  Number of accumulation units outstanding at end of period.....................      8,314               3,777

SMALL CAP PORTFOLIO
  Accumulation unit value at beginning of period................................    $11.522              $9.382
  Accumulation unit value at end of period......................................    $13.478             $11.522
  Number of accumulation units outstanding at end of period.....................     90,888              30,039

LORD ABBETT SERIES FUND, INC.:
GROWTH AND INCOME PORTFOLIO
  Accumulation unit value at beginning of period................................    $14.211             $11.333
  Accumulation unit value at end of period......................................    $13.071             $14.211
  Number of accumulation units outstanding at end of period.....................    112,718              39,301

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
LIMITED MATURITY BOND PORTFOLIO
  Accumulation unit value at beginning of period................................    $10.779             $10.212
  Accumulation unit value at end of period......................................    $11.561             $10.779
  Number of accumulation units outstanding at end of period.....................     93,147              32,082

MIDCAP GROWTH PORTFOLIO (B)
  Accumulation unit value at beginning of period................................    $10.077                 N/A
  Accumulation unit value at end of period......................................     $8.610                 N/A
  Number of accumulation units outstanding at end of period.....................     19,740                 N/A

PARTNERS PORTFOLIO
  Accumulation unit value at beginning of period................................    $10.573             $10.062
  Accumulation unit value at end of period......................................    $10.131             $10.573
  Number of accumulation units outstanding at end of period.....................     22,911               3,119

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES):
EQUITY INCOME PORTFOLIO (C)
  Accumulation unit value at beginning of period................................     $9.867                 N/A
  Accumulation unit value at end of period......................................     $9.115                 N/A
  Number of accumulation units outstanding at end of period.....................     22,915                 N/A

EUROPE PORTFOLIO (C)
  Accumulation unit value at beginning of period................................     $9.944                 N/A
  Accumulation unit value at end of period......................................     $7.508                 N/A
  Number of accumulation units outstanding at end of period.....................      5,145                 N/A

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                                  2002 ACCOUNT H
                                                              INDIVIDUAL ANNUITY

================================================================================
APPENDIX A -- CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                STANDARD CONTRACT

                                                                                                      2/8/00 to
                                                                                     2001              12/31/00
---------------------------------------------------------------------------------------------------------------------------

PIONEER FUND PORTFOLIO (C)
  Accumulation unit value at beginning of period................................     $9.835                 N/A
  Accumulation unit value at end of period......................................     $8.766                 N/A
  Number of accumulation units outstanding at end of period.....................     10,056                 N/A

RYDEX VARIABLE TRUST:

NOVA FUND
  Accumulation unit value at beginning of period................................    $15.135             $18.407
  Accumulation unit value at end of period......................................    $11.405             $15.135
  Number of accumulation units outstanding at end of period.....................    245,799              81,027

OTC FUND
  Accumulation unit value at beginning of period................................    $23.626             $39.086
  Accumulation unit value at end of period......................................    $15.102             $23.626
  Number of accumulation units outstanding at end of period.....................    159,385              64,506

U.S. GOVERNMENT MONEY MARKET FUND (B)
  Accumulation unit value at beginning of period................................    $10.000                 N/A
  Accumulation unit value at end of period......................................    $10.040                 N/A
  Number of accumulation units outstanding at end of period.....................    274,730                 N/A

SELIGMAN PORTFOLIOS:
COMMUNICATIONS AND INFORMATION PORTFOLIO (CLASS 2)
  Accumulation unit value at beginning of period................................     $5,542             $10.000
  Accumulation unit value at end of period......................................     $5.742              $5.542
  Number of accumulation units outstanding at end of period.....................    150,827             119,443

GLOBAL TECHNOLOGY PORTFOLIO (CLASS 2)
  Accumulation unit value at beginning of period................................     $6.729             $10.000
  Accumulation unit value at end of period......................................     $5.162              $6.729
  Number of accumulation units outstanding at end of period.....................     60,586              66,508

STRONG OPPORTUNITY FUND II, INC.:

STRONG OPPORTUNITY FUND II
  Accumulation unit value at beginning of period................................    $15.224             $14.103
  Accumulation unit value at end of period......................................    $14.455             $15.224
  Number of accumulation units outstanding at end of period.....................     78,954              40,326

STRONG VARIABLE INSURANCE FUNDS, INC.:
STRONG MID CAP GROWTH FUND II
  Accumulation unit value at beginning of period................................    $19.665             $25.427
  Accumulation unit value at end of period......................................    $13.423             $19.665
  Number of accumulation units outstanding at end of period.....................    111,282              95,175

THE VAN ECK WORLDWIDE INSURANCE TRUST:
WORLDWIDE BOND
  Accumulation unit value at beginning of period................................    $10.057              $9.858
  Accumulation unit value at end of period......................................     $9.409             $10.057
  Number of accumulation units outstanding at end of period.....................      9,280               8,275

WORLDWIDE EMERGING MARKETS FUND
  Accumulation unit value at beginning of period................................     $7.625             $14.919
  Accumulation unit value at end of period......................................     $7.382              $7.625
  Number of accumulation units outstanding at end of period.....................     37,835              30,430

WORLDWIDE HARD ASSETS FUND
  Accumulation unit value at beginning of period................................     $9.253              $7.839
  Accumulation unit value at end of period......................................     $8.170              $9.253
  Number of accumulation units outstanding at end of period.....................      6,942               1,197

WORLDWIDE REAL ESTATE FUND
  Accumulation unit value at beginning of period................................     $9.772              $8.068
  Accumulation unit value at end of period......................................    $10.150              $9.772
  Number of accumulation units outstanding at end of period.....................     27,096               4,625

================================================================================


(a)  This was the unit value on the inception date of October 26, 2001.
(b)  This was the unit value on the inception date of May 1, 2001.
(c)  This was the unit value on the inception date of January 2, 2001.

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                                  2002 ACCOUNT H
                                                              INDIVIDUAL ANNUITY

================================================================================
APPENDIX A -- CONDENSED FINANCIAL INFORMATION (CONTINUED)

                            CONTRACT WITH GMDB OPTION

                                                                                                      2/8/00 to
SUBACCOUNT                                                                           2001              12/31/00
---------------------------------------------------------------------------------------------------------------

THE ALGER AMERICAN FUND:

GROWTH PORTFOLIO
  Accumulation unit value at beginning of period................................    $15.367             $18.258
  Accumulation unit value at end of period......................................    $13.321             $15.367
  Number of accumulation units outstanding at end of period.....................     26,616              24,934

LEVERAGED ALLCAP PORTFOLIO
  Accumulation unit value at beginning of period................................    $19.283             $27.164
  Accumulation unit value at end of period......................................    $15.936             $19.283
  Number of accumulation units outstanding at end of period.....................     36,804              31,068

MIDCAP GROWTH PORTFOLIO
  Accumulation unit value at beginning of period................................    $17.284             $16.983
  Accumulation unit value at end of period......................................    $15.883             $17.284
  Number of accumulation units outstanding at end of period.....................     41,629              35,435

SMALL CAPITALIZATION PORTFOLIO
  Accumulation unit value at beginning of period................................    $11.328             $17.015
  Accumulation unit value at end of period......................................     $7.849             $11.328
  Number of accumulation units outstanding at end of period.....................     24,331              18,607

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:

VP INCOME AND GROWTH FUND
  Accumulation unit value at beginning of period................................    $12.326             $13.054
  Accumulation unit value at end of period......................................    $11.105             $12.326
  Number of accumulation units outstanding at end of period.....................     16,368               4,699

VP INTERNATIONAL FUND
  Accumulation unit value at beginning of period................................    $14.690             $19.248
  Accumulation unit value at end of period......................................    $10.228             $14.690
  Number of accumulation units outstanding at end of period.....................     18,514              16,630

VP VALUE FUND
  Accumulation unit value at beginning of period................................    $11.597              $8.860
  Accumulation unit value at end of period......................................    $12.863             $11.597
  Number of accumulation units outstanding at end of period.....................     34,008               9,780

BERGER INSTITUTIONAL PRODUCTS TRUST:

GROWTH FUND
  Accumulation unit value at beginning of period................................    $12.748             $17.060
  Accumulation unit value at end of period......................................     $8.458             $12.748
  Number of accumulation units outstanding at end of period.....................     12,826               6,529

INTERNATIONAL FUND
  Accumulation unit value at beginning of period................................    $12.360             $13.729
  Accumulation unit value at end of period......................................     $9.687             $12.360
  Number of accumulation units outstanding at end of period.....................         97                  97

LARGE CAP GROWTH FUND
  Accumulation unit value at beginning of period................................    $16.833             $20.296
  Accumulation unit value at end of period......................................    $12.367             $16.833
  Number of accumulation units outstanding at end of period.....................     29,890              23,383

SMALL COMPANY GROWTH FUND
  Accumulation unit value at beginning of period................................    $16.989             $20.991
  Accumulation unit value at end of period......................................    $11.111             $16.989
  Number of accumulation units outstanding at end of period.....................     41,768              24,684

CONSECO SERIES TRUST:

BALANCED PORTFOLIO
  Accumulation unit value at beginning of period................................    $14.298             $14.827
  Accumulation unit value at end of period......................................    $13.127             $14.298
  Number of accumulation units outstanding at end of period.....................     43,652              37,876

================================================================================
APPENDIX A -- CONDENSED FINANCIAL INFORMATION (CONTINUED)

                            CONTRACT WITH GMDB OPTION

                                                                                                      2/8/00 to
SUBACCOUNT                                                                           2001              12/31/00
---------------------------------------------------------------------------------------------------------------
CONSECO 20 FOCUS PORTFOLIO
  Accumulation unit value at beginning of period................................     $8.400             $10.000
  Accumulation unit value at end of period......................................     $4.459              $8.400
  Number of accumulation units outstanding at end of period.....................      9,441               7,622

EQUITY PORTFOLIO
  Accumulation unit value at beginning of period................................    $16.162             $17.987
  Accumulation unit value at end of period......................................    $14.251             $16.162
  Number of accumulation units outstanding at end of period.....................     26,267              18,098

FIXED INCOME PORTFOLIO
  Accumulation unit value at beginning of period................................    $11.021             $10.184
  Accumulation unit value at end of period......................................    $11.792             $11.021
  Number of accumulation units outstanding at end of period.....................     39,731               5,501

GOVERNMENT SECURITIES PORTFOLIO
  Accumulation unit value at beginning of period................................    $11.065             $10.049
  Accumulation unit value at end of period......................................    $11.544             $11.065
  Number of accumulation units outstanding at end of period.....................     18,059               4,378

HIGH YIELD PORTFOLIO
  Accumulation unit value at beginning of period................................    $10.203             $10.000
  Accumulation unit value at end of period......................................    $10.348             $10.203
  Number of accumulation units outstanding at end of period.....................      2,138                   0

MONEY MARKET PORTFOLIO
  Accumulation unit value at beginning of period................................    $11.150             $10.733
  Accumulation unit value at end of period......................................    $11.397             $11.150
  Number of accumulation units outstanding at end of period.....................    172,382              63,641

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES):
  Accumulation unit value at beginning of period................................    $13.750             $15.203
  Accumulation unit value at end of period......................................    $10.465             $13.750
  Number of accumulation units outstanding at end of period.....................     10,807               7,891

DREYFUS STOCK INDEX FUND (INITIAL SHARES):
  Accumulation unit value at beginning of period................................    $12.850             $13.589
  Accumulation unit value at end of period......................................    $11.093             $12.850
  Number of accumulation units outstanding at end of period.....................     65,010              53,964

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES):

DISCIPLINED STOCK PORTFOLIO
  Accumulation unit value at beginning of period................................    $11.191             $11.937
  Accumulation unit value at end of period......................................     $9.541             $11.191
  Number of accumulation units outstanding at end of period.....................      3,278               3,406

INTERNATIONAL VALUE PORTFOLIO
  Accumulation unit value at beginning of period................................    $11.246             $10.961
  Accumulation unit value at end of period......................................     $9.594             $11.246
  Number of accumulation units outstanding at end of period.....................      6,241                 127

FEDERATED INSURANCE SERIES:

HIGH INCOME BOND FUND II (PRIMARY SHARES)
  Accumulation unit value at beginning of period................................     $8.935              $9.901
  Accumulation unit value at end of period......................................     $8.905              $8.935
  Number of accumulation units outstanding at end of period.....................      3,692                 946

INTERNATIONAL EQUITY FUND II
  Accumulation unit value at beginning of period................................    $15.886             $23.589
  Accumulation unit value at end of period......................................    $11.021             $15.886
  Number of accumulation units outstanding at end of period.....................      5,319               5,196

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                                  2002 ACCOUNT H
                                                              INDIVIDUAL ANNUITY

================================================================================
APPENDIX A -- CONDENSED FINANCIAL INFORMATION (CONTINUED)

                            CONTRACT WITH GMDB OPTION

                                                                                                      2/8/00 to
                                                                                     2001              12/31/00
---------------------------------------------------------------------------------------------------------------
INTERNATIONAL SMALL COMPANY FUND II (B)
  Accumulation unit value at beginning of period................................    $10.071                 N/A
  Accumulation unit value at end of period......................................     $7.883                 N/A
  Number of accumulation units outstanding at end of period.....................          0                 N/A

UTILITY FUND II
  Accumulation unit value at beginning of period................................    $10.218             $11.415
  Accumulation unit value at end of period......................................     $8.666             $10.218
  Number of accumulation units outstanding at end of period.....................     12,587               4,598

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.:

LARGE CAP GROWTH PORTFOLIO (B)
  Accumulation unit value at beginning of period................................    $10.175                 N/A
  Accumulation unit value at end of period......................................     $8.272                 N/A
  Number of accumulation units outstanding at end of period.....................          0                 N/A

MID CAP GROWTH PORTFOLIO (B)
  Accumulation unit value at beginning of period................................    $10.132                 N/A
  Accumulation unit value at end of period......................................     $8.475                 N/A
  Number of accumulation units outstanding at end of period.....................          0                 N/A

INVESCO VARIABLE INVESTMENT FUND:

INVESCO VIF - CORE EQUITY FUND (FORMERLY EQUITY INCOME FUND)
  Accumulation unit value at beginning of period................................    $12.030             $11.168
  Accumulation unit value at end of period......................................    $10.765             $12.030
  Number of accumulation units outstanding at end of period.....................      5,977               3,898

INVESCO VIF - FINANCIAL SERVICES FUND (B)
  Accumulation unit value at beginning of period................................    $10.078                 N/A
  Accumulation unit value at end of period......................................     $9.671                 N/A
  Number of accumulation units outstanding at end of period.....................      6,196                 N/A

INVESCO VIF - HEALTH SCIENCES FUND (B)
  Accumulation unit value at beginning of period................................    $10.050                 N/A
  Accumulation unit value at end of period......................................    $10.205                 N/A
  Number of accumulation units outstanding at end of period.....................      5,659                 N/A

INVESCO VIF - HIGH YIELD FUND
  Accumulation unit value at beginning of period................................     $8.897             $10.155
  Accumulation unit value at end of period......................................     $7.440              $8.897
  Number of accumulation units outstanding at end of period.....................      1,555                  91

INVESCO VIF - REAL ESTATE OPPORTUNITY FUND (B)
  Accumulation unit value at beginning of period................................    $10.030                 N/A
  Accumulation unit value at end of period......................................    $10.089                 N/A
  Number of accumulation units outstanding at end of period.....................        521                 N/A

INVESCO VIF - TECHNOLOGY FUND (B)
  Accumulation unit value at beginning of period................................    $10.251                 N/A
  Accumulation unit value at end of period......................................     $7.222                 N/A
  Number of accumulation units outstanding at end of period.....................      2,324                 N/A

INVESCO VIF - TELECOMMUNICATIONS FUND (B)
  Accumulation unit value at beginning of period................................    $10.282                 N/A
  Accumulation unit value at end of period......................................     $5.760                 N/A
  Number of accumulation units outstanding at end of period.....................        447                 N/A

JANUS ASPEN SERIES:

AGGRESSIVE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)
  Accumulation unit value at beginning of period................................    $19.157             $32.843
  Accumulation unit value at end of period......................................    $11.402             $19.157
  Number of accumulation units outstanding at end of period.....................     45,783              47,418

================================================================================
APPENDIX A -- CONDENSED FINANCIAL INFORMATION (CONTINUED)

                            CONTRACT WITH GMDB OPTION

                                                                                                      2/8/00 to
                                                                                     2001              12/31/00
---------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO (INSTITUTIONAL SHARES)
  Accumulation unit value at beginning of period................................    $15.097             $18.714
  Accumulation unit value at end of period......................................    $11.170             $15.097
  Number of accumulation units outstanding at end of period.....................     64,363              68,359

WORLDWIDE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)
  Accumulation unit value at beginning of period................................    $15.975             $21.095
  Accumulation unit value at end of period......................................    $12.180             $15.975
  Number of accumulation units outstanding at end of period.....................     60,706              43,541

LAZARD RETIREMENT SERIES INC.:

EQUITY PORTFOLIO
  Accumulation unit value at beginning of period................................    $11.466             $10.630
  Accumulation unit value at end of period......................................    $10.430             $11.466
  Number of accumulation units outstanding at end of period.....................        313                 109

SMALL CAP PORTFOLIO
  Accumulation unit value at beginning of period................................    $11.482              $9.374
  Accumulation unit value at end of period......................................    $13.390             $11.482
  Number of accumulation units outstanding at end of period.....................      9,106               2,809

LORD ABBETT SERIES FUND, INC.:

GROWTH AND INCOME PORTFOLIO
  Accumulation unit value at beginning of period................................    $14.161             $11.324
  Accumulation unit value at end of period......................................    $12.986             $14.161
  Number of accumulation units outstanding at end of period.....................     31,959              23,576

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:

LIMITED MATURITY BOND PORTFOLIO
  Accumulation unit value at beginning of period................................    $10.741             $10.203
  Accumulation unit value at end of period......................................    $11.486             $10.741
  Number of accumulation units outstanding at end of period.....................      5,962               2,722

MIDCAP GROWTH PORTFOLIO (B)
  Accumulation unit value at beginning of period................................    $10.077                 N/A
  Accumulation unit value at end of period......................................     $8.593                 N/A
  Number of accumulation units outstanding at end of period.....................      1,791                 N/A

PARTNERS PORTFOLIO
  Accumulation unit value at beginning of period................................    $10.536             $10.053
  Accumulation unit value at end of period......................................    $10.065             $10.536
  Number of accumulation units outstanding at end of period.....................     10,109              10,486

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES:

EQUITY INCOME PORTFOLIO (C)
  Accumulation unit value at beginning of period................................     $9.867                 N/A
  Accumulation unit value at end of period......................................     $9.128                 N/A
  Number of accumulation units outstanding at end of period.....................      5,814                 N/A

EUROPE PORTFOLIO (C)
  Accumulation unit value at beginning of period................................     $9.944                 N/A
  Accumulation unit value at end of period......................................     $7.485                 N/A
  Number of accumulation units outstanding at end of period.....................          0                 N/A

PIONEER FUND PORTFOLIO (C)
  Accumulation unit value at beginning of period................................     $9.835                 N/A
  Accumulation unit value at end of period......................................     $8.740                 N/A
  Number of accumulation units outstanding at end of period.....................      1,226                 N/A

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                                  2002 ACCOUNT H
                                                              INDIVIDUAL ANNUITY

================================================================================
APPENDIX A -- CONDENSED FINANCIAL INFORMATION (CONTINUED)

                            CONTRACT WITH GMDB OPTION

                                                                                                      2/8/00 to
                                                                                     2001              12/31/00
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:

NOVA FUND
  Accumulation unit value at beginning of period................................    $15.105             $18.407
  Accumulation unit value at end of period......................................    $11.348             $15.105
  Number of accumulation units outstanding at end of period.....................      4,299               1,789

OTC FUND
  Accumulation unit value at beginning of period................................    $23.578             $39.086
  Accumulation unit value at end of period......................................    $15.026             $23.578
  Number of accumulation units outstanding at end of period.....................     14,656               4,788

U.S. GOVERNMENT MONEY MARKET FUND (B)
  Accumulation unit value at beginning of period................................    $10.000                 N/A
  Accumulation unit value at end of period......................................    $10.020                 N/A
  Number of accumulation units outstanding at end of period.....................      2,135                 N/A

SELIGMAN PORTFOLIOS:

COMMUNICATIONS AND INFORMATION PORTFOLIO (CLASS 2)
  Accumulation unit value at beginning of period................................     $5.531             $10.000
  Accumulation unit value at end of period......................................     $5.713              $5.531
  Number of accumulation units outstanding at end of period.....................     20,047               8,243

GLOBAL TECHNOLOGY PORTFOLIO (CLASS 2)
  Accumulation unit value at beginning of period................................     $6.716             $10.000
  Accumulation unit value at end of period......................................     $5.136              $6.716
  Number of accumulation units outstanding at end of period.....................     10,479               6,568

STRONG OPPORTUNITY FUND II, INC.:

STRONG OPPORTUNITY FUND II
  Accumulation unit value at beginning of period................................    $15.170             $14.091
  Accumulation unit value at end of period......................................    $14.361             $15.170
  Number of accumulation units outstanding at end of period.....................     22,195              18,437

STRONG VARIABLE INSURANCE FUNDS, INC.:

STRONG MID CAP GROWTH FUND II
  Accumulation unit value at beginning of period................................    $19.596             $25.405
  Accumulation unit value at end of period......................................    $13.336             $19.596
  Number of accumulation units outstanding at end of period.....................     31,839              29,070

THE VAN ECK WORLDWIDE INSURANCE TRUST:

WORLDWIDE BOND
  Accumulation unit value at beginning of period................................    $10.021              $9.849
  Accumulation unit value at end of period......................................     $9.348             $10.021
  Number of accumulation units outstanding at end of period.....................      5,024               1,478

WORLDWIDE EMERGING MARKETS FUND
  Accumulation unit value at beginning of period................................     $7.598             $14.906
  Accumulation unit value at end of period......................................     $7.334              $7.598
  Number of accumulation units outstanding at end of period.....................      1,256                 543

WORLDWIDE HARD ASSETS FUND
  Accumulation unit value at beginning of period................................     $9.220              $7.832
  Accumulation unit value at end of period......................................     $8.117              $9.220
  Number of accumulation units outstanding at end of period.....................        276                   0

WORLDWIDE REAL ESTATE FUND
  Accumulation unit value at beginning of period................................     $9.738              $8.061
  Accumulation unit value at end of period......................................    $10.084              $9.738
  Number of accumulation units outstanding at end of period.....................      6,212               4,435

(a)  This was the unit value on the inception date of October 26, 2001.
(b)  This was the unit value on the inception date of May 1, 2001.
(c)  This was the unit value on the inception date of January 2, 2001.

================================================================================
APPENDIX A -- CONDENSED FINANCIAL INFORMATION (CONTINUED)

                         CONTRACT WITH GMDB & GMIB OPTIONS

                                                                                                      2/8/00 to
SUBACCOUNT                                                                           2001              12/31/00
---------------------------------------------------------------------------------------------------------------

THE ALGER AMERICAN FUND:

GROWTH PORTFOLIO
  Accumulation unit value at beginning of period................................    $15.313             $18.243
  Accumulation unit value at end of period......................................    $13.235             $15.313
  Number of accumulation units outstanding at end of period.....................      9,658               6,609

LEVERAGED ALLCAP PORTFOLIO
  Accumulation unit value at beginning of period................................    $19.216             $27.141
  Accumulation unit value at end of period......................................    $15.833             $19.216
  Number of accumulation units outstanding at end of period.....................      3,228               8,448

MIDCAP GROWTH PORTFOLIO
  Accumulation unit value at beginning of period................................    $17.224             $16.968
  Accumulation unit value at end of period......................................    $15.779             $17.224
  Number of accumulation units outstanding at end of period.....................     11,931               4,604

SMALL CAPITALIZATION PORTFOLIO
  Accumulation unit value at beginning of period................................    $11.288             $17.001
  Accumulation unit value at end of period......................................     $7.798             $11.288
  Number of accumulation units outstanding at end of period.....................      2,101              12,118

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:

VP INCOME AND GROWTH FUND
  Accumulation unit value at beginning of period................................    $12.283             $13.042
  Accumulation unit value at end of period......................................    $11.033             $12.283
  Number of accumulation units outstanding at end of period.....................      3,817               2,989

VP INTERNATIONAL FUND
  Accumulation unit value at beginning of period ...............................    $14.638             $19.232
  Accumulation unit value at end of period .....................................    $10.161             $14.638
  Number of accumulation units outstanding at end of period ....................          0                 316

VP VALUE FUND
  Accumulation unit value at beginning of period ...............................    $11.557              $8.852
  Accumulation unit value at end of period .....................................    $12.779             $11.557
  Number of accumulation units outstanding at end of period ....................      9,559               1,561

BERGER INSTITUTIONAL PRODUCTS TRUST:

GROWTH FUND
  Accumulation unit value at beginning of period ...............................    $12.703             $17.045
  Accumulation unit value at end of period......................................     $8.402             $12.703
  Number of accumulation units outstanding at end of period.....................      8,282               2,322

INTERNATIONAL FUND
  Accumulation unit value at beginning of period ...............................    $12.316             $13.717
  Accumulation unit value at end of period .....................................     $9.624             $12.316
  Number of accumulation units outstanding at end of period ....................          0                   0

LARGE CAP GROWTH FUND
  Accumulation unit value at beginning of period ...............................    $16.774             $20.279
  Accumulation unit value at end of period .....................................    $12.287             $16.774
  Number of accumulation units outstanding at end of period ....................      2,912              10,680

SMALL COMPANY GROWTH FUND
  Accumulation unit value at beginning of period ...............................    $16.930             $20.973
  Accumulation unit value at end of period .....................................    $11.038             $16.930
  Number of accumulation units outstanding at end of period ....................     13,127              11,320

CONSECO SERIES TRUST:

BALANCED PORTFOLIO
  Accumulation unit value at beginning of period................................    $14.248             $14.814
  Accumulation unit value at end of period......................................    $13.042             $14.248
  Number of accumulation units outstanding at end of period.....................     10,830               4,826

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                                  2002 ACCOUNT H
                                                              INDIVIDUAL ANNUITY

================================================================================
APPENDIX A -- CONDENSED FINANCIAL INFORMATION (CONTINUED)

                            CONTRACT WITH GMDB & GMIB OPTIONS

                                                                                                      2/8/00 to
                                                                                     2001              12/31/00
---------------------------------------------------------------------------------------------------------------
CONSECO 20 FOCUS PORTFOLIO

  Accumulation unit value at beginning of period................................     $8.383             $10.000
  Accumulation unit value at end of period......................................     $4.436              $8.383
  Number of accumulation units outstanding at end of period.....................      8,942               2,278

EQUITY PORTFOLIO
  Accumulation unit value at beginning of period................................    $16.106             $17.971
  Accumulation unit value at end of period......................................    $14.158             $16.106
  Number of accumulation units outstanding at end of period.....................      8,094                 915

FIXED INCOME PORTFOLIO
  Accumulation unit value at beginning of period................................    $10.982             $10.175
  Accumulation unit value at end of period......................................    $11.715             $10.982
  Number of accumulation units outstanding at end of period.....................     11,871               7,912

GOVERNMENT SECURITIES PORTFOLIO
  Accumulation unit value at beginning of period................................    $11.026             $10.041
  Accumulation unit value at end of period......................................    $11.469             $11.026
  Number of accumulation units outstanding at end of period.....................      6,957               2,816

HIGH YIELD PORTFOLIO
  Accumulation unit value at beginning of period................................    $10.182             $10.000
  Accumulation unit value at end of period......................................    $10.296             $10.182
  Number of accumulation units outstanding at end of period.....................      3,349                   0

MONEY MARKET PORTFOLIO
  Accumulation unit value at beginning of period................................    $11.111             $10.724
  Accumulation unit value at end of period......................................    $11.323             $11.111
  Number of accumulation units outstanding at end of period.....................     14,895              29,258

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES):
  Accumulation unit value at beginning of period................................    $13.702             $15.189
  Accumulation unit value at end of period......................................    $10.397             $13.702
  Number of accumulation units outstanding at end of period.....................        916                 830

DREYFUS STOCK INDEX FUND (INITIAL SHARES):
  Accumulation unit value at beginning of period................................    $12.804             $13.577
  Accumulation unit value at end of period......................................    $11.021             $12.804
  Number of accumulation units outstanding at end of period.....................     17,566               7,278

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES):
  Disciplined Stock Portfolio
  Accumulation unit value at beginning of period................................    $11.512             $11.926
  Accumulation unit value at end of period......................................     $9.479             $11.152
  Number of accumulation units outstanding at end of period.....................      1,847               1,622

INTERNATIONAL VALUE PORTFOLIO
  Accumulation unit value at beginning of period................................    $11.206             $10.951
  Accumulation unit value at end of period......................................     $9.531             $11.206
  Number of accumulation units outstanding at end of period.....................          0                 277

FEDERATED INSURANCE SERIES:

HIGH INCOME BOND FUND II (PRIMARY SHARES)
  Accumulation unit value at beginning of period................................     $8.903              $9.892
  Accumulation unit value at end of period......................................     $8.847              $8.903
  Number of accumulation units outstanding at end of period.....................      9,924               1,335

INTERNATIONAL EQUITY FUND II
  Accumulation unit value at beginning of period................................    $15.830             $23.569
  Accumulation unit value at end of period......................................    $10.950             $15.830
  Number of accumulation units outstanding at end of period.....................        464                 840

INTERNATIONAL SMALL COMPANY FUND II (B)
  Accumulation unit value at beginning of period................................    $10.071                 N/A
  Accumulation unit value at end of period......................................     $7.867                 N/A
  Number of accumulation units outstanding at end of period.....................          0                 N/A

================================================================================
APPENDIX A -- CONDENSED FINANCIAL INFORMATION (CONTINUED)

                        CONTRACT WITH GMDB & GMIB OPTIONS

                                                                                                      2/8/00 to
                                                                                     2001              12/31/00
---------------------------------------------------------------------------------------------------------------
UTILITY FUND II
  Accumulation unit value at beginning of period................................    $10.182             $11.406
  Accumulation unit value at end of period......................................     $8.610             $10.182
  Number of accumulation units outstanding at end of period.....................          0                   0

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.:

LARGE CAP GROWTH PORTFOLIO (B)
  Accumulation unit value at beginning of period................................    $10.175                 N/A
  Accumulation unit value at end of period......................................     $8.256                 N/A
  Number of accumulation units outstanding at end of period.....................          0                 N/A

MID CAP GROWTH PORTFOLIO (B)
  Accumulation unit value at beginning of period................................    $10.132                 N/A
  Accumulation unit value at end of period......................................     $8.458                 N/A
  Number of accumulation units outstanding at end of period.....................          0                 N/A

INVESCO VARIABLE INVESTMENT FUND:

INVESCO VIF - CORE EQUITY FUND (FORMERLY EQUITY INCOME FUND)
  Accumulation unit value at beginning of period................................    $11.987             $11.158
  Accumulation unit value at end of period......................................    $10.695             $11.987
  Number of accumulation units outstanding at end of period.....................     12,982                 389

INVESCO VIF - FINANCIAL SERVICES FUND (B)
  Accumulation unit value at beginning of period................................    $10.078                 N/A
  Accumulation unit value at end of period......................................     $9.652                 N/A
  Number of accumulation units outstanding at end of period.....................      4,918                 N/A

INVESCO VIF - HEALTH SCIENCES FUND (B)
  Accumulation unit value at beginning of period................................    $10.050                 N/A
  Accumulation unit value at end of period......................................    $10.185                 N/A
  Number of accumulation units outstanding at end of period.....................      4,455                 N/A

INVESCO VIF - HIGH YIELD FUND
  Accumulation unit value at beginning of period................................     $8.866             $10.146
  Accumulation unit value at end of period......................................     $7.392              $8.866
  Number of accumulation units outstanding at end of period.....................         37                 685

INVESCO VIF - REAL ESTATE OPPORTUNITY FUND (B)
  Accumulation unit value at beginning of period................................    $10.030                 N/A
  Accumulation unit value at end of period......................................    $10.069                 N/A
  Number of accumulation units outstanding at end of period.....................          0                 N/A

INVESCO VIF - TECHNOLOGY PORTFOLIO (B)
  Accumulation unit value at beginning of period................................    $10.251                 N/A
  Accumulation unit value at end of period......................................     $7.207                 N/A
  Number of accumulation units outstanding at end of period.....................      3,224                 N/A

INVESCO VIF - TELECOMMUNICATIONS FUND (B)
  Accumulation unit value at beginning of period................................    $10.282                 N/A
  Accumulation unit value at end of period......................................     $5.748                 N/A
  Number of accumulation units outstanding at end of period.....................          0                 N/A

JANUS ASPEN SERIES:

AGGRESSIVE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)
  Accumulation unit value at beginning of period................................    $19.089             $32.815
  Accumulation unit value at end of period......................................    $11.328             $19.089
  Number of accumulation units outstanding at end of period.....................      2,481               7,523

GROWTH PORTFOLIO (INSTITUTIONAL SHARES)
  Accumulation unit value at beginning of period................................    $15.044             $18.697
  Accumulation unit value at end of period......................................    $11.097             $15.044
  Number of accumulation units outstanding at end of period.....................      5,606              19,043

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                                  2002 ACCOUNT H
                                                              INDIVIDUAL ANNUITY

================================================================================
APPENDIX A -- CONDENSED FINANCIAL INFORMATION (CONTINUED)

                        CONTRACT WITH GMDB & GMIB OPTIONS

                                                                                                      2/8/00 to
                                                                                     2001              12/31/00
---------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH` PORTFOLIO (INSTITUTIONAL SHARES)
  Accumulation unit value at beginning of period................................    $15.919             $21.077
  Accumulation unit value at end of period......................................    $12.101             $15.919
  Number of accumulation units outstanding at end of period.....................      2,134              13,719

LAZARD RETIREMENT SERIES INC.:

EQUITY PORTFOLIO
  Accumulation unit value at beginning of period................................    $11.426             $10.621
  Accumulation unit value at end of period......................................    $10.362             $11.426
  Number of accumulation units outstanding at end of period.....................        400                 400

SMALL CAP PORTFOLIO
  Accumulation unit value at beginning of period................................    $11.442              $9.366
  Accumulation unit value at end of period......................................    $13.303             $11.442
  Number of accumulation units outstanding at end of period.....................     10,884                 844

LORD ABBETT SERIES FUND, INC.:

GROWTH AND INCOME PORTFOLIO
  Accumulation unit value at beginning of period................................    $14.112             $11.314
  Accumulation unit value at end of period......................................    $12.902             $14.112
  Number of accumulation units outstanding at end of period.....................     21,912               8,815

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:

LIMITED MATURITY BOND PORTFOLIO
  Accumulation unit value at beginning of period................................    $10.703             $10.194
  Accumulation unit value at end of period......................................    $11.411             $10.703
  Number of accumulation units outstanding at end of period.....................      5,285               4,927

MIDCAP GROWTH PORTFOLIO (B)
  Accumulation unit value at beginning of period................................    $10.077                 N/A
  Accumulation unit value at end of period......................................     $8.575                 N/A
  Number of accumulation units outstanding at end of period.....................     14,710                 N/A

PARTNERS PORTFOLIO
  Accumulation unit value at beginning of period................................    $10.499             $10.044
  Accumulation unit value at end of period......................................     $9.999             $10.499
  Number of accumulation units outstanding at end of period.....................          0                   0

PIONEER VARIABLE CONTRACTS TRUST:

EQUITY INCOME PORTFOLIO (C)
  Accumulation unit value at beginning of period................................     $9.867                 N/A
  Accumulation unit value at end of period......................................     $9.100                 N/A
  Number of accumulation units outstanding at end of period.....................          0                 N/A

EUROPE PORTFOLIO (C)
  Accumulation unit value at beginning of period................................     $9.944                 N/A
  Accumulation unit value at end of period......................................     $7.462                 N/A
  Number of accumulation units outstanding at end of period.....................          0                 N/A

PIONEER FUND PORTFOLIO (C)
  Accumulation unit value at beginning of period................................     $9.835                 N/A
  Accumulation unit value at end of period......................................     $8.714                 N/A
  Number of accumulation units outstanding at end of period.....................          0                 N/A

RYDEX VARIABLE TRUST:

NOVA FUND
  Accumulation unit value at beginning of period................................    $15.074             $18.407
  Accumulation unit value at end of period......................................    $11.291             $15.074
  Number of accumulation units outstanding at end of period.....................      4,752                 251

================================================================================
APPENDIX A -- CONDENSED FINANCIAL INFORMATION (CONTINUED)

                        CONTRACT WITH GMDB & GMIB OPTIONS

                                                                                                      2/8/00 to
                                                                                     2001              12/31/00
---------------------------------------------------------------------------------------------------------------
OTC FUND
  Accumulation unit value at beginning of period................................    $23.531             $39.086
  Accumulation unit value at end of period......................................    $14.951             $23.531
  Number of accumulation units outstanding at end of period.....................     $4,095                 808

U.S. GOVERNMENT MONEY MARKET FUND (B)
  Accumulation unit value at beginning of period................................    $10.000                 N/A
  Accumulation unit value at end of period......................................    $10.000                 N/A
  Number of accumulation units outstanding at end of period.....................          0                 N/A

SELIGMAN PORTFOLIOS:

COMMUNICATIONS AND INFORMATION PORTFOLIO (CLASS 2)
  Accumulation unit value at beginning of period................................     $5.520             $10.000
  Accumulation unit value at end of period......................................     $5.684              $5.520
  Number of accumulation units outstanding at end of period.....................      5,867                 427

GLOBAL TECHNOLOGY PORTFOLIO (CLASS 2)
  Accumulation unit value at beginning of period................................     $6.702             $10.000
  Accumulation unit value at end of period......................................     $5.110              $6.702
  Number of accumulation units outstanding at end of period.....................      9,568               1,123

STRONG OPPORTUNITY FUND II, INC.:

STRONG OPPORTUNITY FUND II
  Accumulation unit value at beginning of period................................    $15.117             $14.079
  Accumulation unit value at end of period......................................    $14.267             $15.117
  Number of accumulation units outstanding at end of period.....................     11,916               1,646

STRONG VARIABLE INSURANCE FUNDS, INC.:

STRONG MID CAP GROWTH FUND II
  Accumulation unit value at beginning of period................................    $19.527             $25.383
  Accumulation unit value at end of period......................................    $13.249             $19.527
  Number of accumulation units outstanding at end of period.....................      6,674              19,534

THE VAN ECK WORLDWIDE INSURANCE TRUST:

WORLDWIDE BOND
  Accumulation unit value at beginning of period................................     $9.986              $9.841
  Accumulation unit value at end of period......................................     $9.287              $9.986
  Number of accumulation units outstanding at end of period.....................        834                   0

WORLDWIDE EMERGING MARKETS FUND
  Accumulation unit value at beginning of period................................     $7.571             $14.893
  Accumulation unit value at end of period......................................     $7.286              $7.571
  Number of accumulation units outstanding at end of period.....................        226               1,775

WORLDWIDE HARD ASSETS FUND
  Accumulation unit value at beginning of period................................     $9.188              $7.825
  Accumulation unit value at end of period......................................     $8.064              $9.188
  Number of accumulation units outstanding at end of period.....................          0

WORLDWIDE REAL ESTATE FUND
  Accumulation unit value at beginning of period................................     $9.704              $8.054
  Accumulation unit value at end of period......................................    $10.018              $9.704
  Number of accumulation units outstanding at end of period.....................      2,845                 238

(a)  This was the unit value on the inception date of October 26, 2001.
(b)  This was the unit value on the inception date of May 1, 2001.
(c)  This was the unit value on the inception date of January 2, 2001.

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                                  2002 ACCOUNT H
                                                              INDIVIDUAL ANNUITY

APPENDIX B--PARTICIPATING INVESTMENT PORTFOLIOS

    Below is a summary of the investment objectives and strategies of each investment portfolio available under the Contract. There can be no assurance that the investment objectives will be achieved.

    The Fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each portfolio.

THE ALGER AMERICAN FUND

    The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following portfolios are available under the Contract:

ALGER AMERICAN GROWTH PORTFOLIO

    The Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

    The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can leverage, that is borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

    The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

    The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

    American Century Variable Portfolios, Inc. is a registered open-end management investment company with multiple funds. The funds' investment adviser is American Century Investment Management, Inc. The following funds are available under the Contract:

VP INCOME & GROWTH FUND

    The VP Income & Growth Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

VP INTERNATIONAL FUND

    The VP International Fund seeks capital growth. The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time.

VP VALUE FUND

    The VP Value Fund seeks long-term capital growth by investing in common stock. Income is a secondary objective.

BERGER INSTITUTIONAL PRODUCTS TRUST

    Berger Institutional Products Trust is a mutual fund with multiple portfolios. Berger Financial Group LLC is the investment advisor for the Berger IPT-Growth Fund, Berger IPT-Large Cap Growth Fund, the Berger IPT-Small Company Growth Fund, and the Berger IPT-International Fund. Berger Financial Group LLC has delegated daily management of the Berger IPT-International Fund to the Bank of Ireland Asset Management (U.S.) Limited (BIAM) as sub-advisor. The following companies provide investment management and administrative services to the Funds. Berger Financial Group LLC serves as investment advisor, sub-advisor or administrator to mutual funds and institutional investors. Berger Financial Group LLC has been in the investment advisory business since 1974. When acting as investment advisor, Berger Financial Group LLC is responsible for managing the investment operations of the Funds. Berger Financial Group LLC also provides administrative services to the Funds. BIAM serves as investment advisor or sub-advisor to pension and profit-sharing plans and other institutional investors and mutual funds. Bank of Ireland's investment management group was founded in 1966. As sub-advisor, BIAM provides day-to-day management of the investment operations of the Berger IPT-International Fund.

BERGER IPT-GROWTH FUND

    The Berger IPT-Growth Fund aims for long-term capital appreciation. In pursuing that goal, the fund primarily

================================================================================


invests in the common stocks of established companies with the potential for growth.

BERGER IPT-INTERNATIONAL FUND

    The Berger IPT-International Fund aims for long-term capital appreciation. In pursuing that goal, the Fund primarily invests in common stocks of well-established foreign companies.

BERGER IPT-LARGE CAP GROWTH FUND

    The Berger IPT-Large Cap Growth Fund aims for capital appreciation. In pursuing that goal, the fund primarily invests in the securities of large, well-established companies that have the potential for growth.

BERGER IPT-SMALL COMPANY GROWTH FUND

    The Berger IPT-Small Company Growth Fund aims for capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of small companies with the potential for rapid revenue and earnings growth.

CONSECO SERIES TRUST

    Conseco Series Trust is managed by Conseco Capital Management, Inc. (CCM) which is an affiliate of Conseco Variable. Conseco Series Trust is a mutual fund with multiple portfolios. The following portfolios are available under the
Contract:

BALANCED PORTFOLIO

    The Balanced Portfolio seeks a high total investment return, consistent with the preservation of capital and prudent investment risk. Normally, the portfolio invests approximately 50-65% of its assets in equity securities, and the remainder in a combination of fixed income securities, or cash equivalents.

CONSECO 20 FOCUS PORTFOLIO

    The Conseco 20 Focus Portfolio seeks capital appreciation. Normally, the Portfolio will invest at least 65% of its assets in common stocks of companies that the Adviser believes have above-average growth prospects. The Portfolio is non-diversified and will normally concentrate its investments in a core position of approximately 20-30 common stocks.

EQUITY PORTFOLIO

    The Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The portfolio will invest primarily in selected equity securities, including common stocks and other securities having the investment characteristics of common stocks, such as convertible securities and warrants.

FIXED INCOME PORTFOLIO

    The Fixed Income Portfolio seeks the highest level of income consistent with preservation of capital. The portfolio invests primarily in investment grade debt securities.

GOVERNMENT SECURITIES PORTFOLIO

    The Government Securities Portfolio seeks safety of capital, liquidity and current income. The portfolio will invest primarily in securities issued by the U.S. government or an agency or instrumentality of the U.S. government.

HIGH YIELD PORTFOLIO

    The High Yield Portfolio seeks to provide a high level of current income with a secondary objective of capital appreciation. Normally, the adviser invests at least 65% of the Portfolio's assets in below investment grade securities (those rated BB+/Ba1 or lower by independent rating agencies).

MONEY MARKET PORTFOLIO

    The Money Market Portfolio seeks current income consistent with stability of capital and liquidity. The portfolio may invest in U.S. government securities, bank obligations, commercial paper obligations, short-term corporate debt securities and municipal obligations.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

    The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and the sub-advisor is NCM Capital Management Group, Inc.

    The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests at least 80% of its assets in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS STOCK INDEX FUND (INITIAL SHARES)

    The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and Mellon Equity Associates.

    The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)

    The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the Fund is The Dreyfus Corporation. The following portfolios are available under the Contract:

DREYFUS VIF--DISCIPLINED STOCK PORTFOLIO

    The Dreyfus VIF-Disciplined Stock Portfolio seeks investment returns (consisting of capital appreciation and

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                                  2002 ACCOUNT H
                                                              INDIVIDUAL ANNUITY

================================================================================

income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the portfolio invests at least 80% of its assets in stocks.

DREYFUS VIF--INTERNATIONAL VALUE PORTFOLIO

    The Dreyfus VIF-International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio invests at least 80% of its assets in stocks, most of which are ordinarily securities of foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES

    Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II (Primary Shares) and the Federated Utility Fund II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II and the Federated International Small Company Fund
II. The following portfolios are available under the Contract:

FEDERATED HIGH INCOME BOND FUND II (PRIMARY SHARES)

    The Federated High Income Bond Fund II's (Primary Shares) seeks high current income by investing primarily in a professionally managed, diversified portfolio of high yield, lower rated corporate bonds (also known as "junk bonds").

FEDERATED INTERNATIONAL EQUITY FUND II

    The Federated International Equity Fund II seeks to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities.

FEDERATED INTERNATIONAL SMALL COMPANY FUND II

    The Federated International Small Company Fund II seeks to provide long-term growth of capital. The Fund pursues its investment objective by investing primarily in equity securities of foreign companies that have a market capitalization at the time of purchase of $5.0 Billion or less.

FEDERATED UTILITY FUND II

    The Federated Utility Fund II seeks high current income and moderate capital appreciation. The Fund pursues its investment objective by investing primarily in equity securities of companies engaged in providing utility services.

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

    First American Insurance Portfolios, Inc. is a mutual fund with multiple portfolios. U.S. Bancorp Asset Management, Inc. serves as the investment advisor to the Portfolios. The following portfolios are available under the contract:

FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO

    First American Large Cap Growth Portfolio seeks long-term growth of capital. Under normal market conditions, the Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase.

FIRST AMERICAN MID CAP GROWTH PORTFOLIO

    First American Mid Cap Growth Portfolio seeks growth of capital. Under normal market conditions, the Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

    INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser for the Fund. The following portfolios are available under the contract:

INVESCO VIF--CORE EQUITY FUND (FORMERLY EQUITY INCOME FUND)

    The INVESCO VIF--Core Equity Fund (formerly Equity Income Fund) attempts to provide high total return through both growth and income from these investments.

INVESCO VIF--FINANCIAL SERVICES FUND

    The INVESCO VIF--Financial Services Fund seeks capital growth. It is aggressively managed. The Fund invests primarily in the equity securities of companies involved in the financial services sector.

INVESCO VIF--HEALTH SCIENCES FUND

    The INVESCO VIF--Health Sciences Fund seeks capital growth. The Fund invests primarily in the equity securities of companies that develop, produce or distribute products or services related to health care.

INVESCO VIF--HIGH YIELD FUND

    The INVESCO VIF--High Yield Fund seeks to provide a high level of current income, with growth of capital as a secondary objective.

    INVESCO VIF--REAL ESTATE OPPORTUNITY FUND

    The INVESCO VIF--Real Estate Opportunity Fund seeks capital growth. The Fund invests primarily in the equity securities of companies doing business in the real estate industry, including real estate investment trusts ("REITS").

================================================================================


INVESCO VIF--TECHNOLOGY FUND

    The INVESCO VIF--Technology Fund seeks capital growth. The Fund invests primarily in the equity securities of companies engaged in technology-related industries.

INVESCO VIF--TELECOMMUNICATIONS FUND

    The INVESCO VIF--Telecommunications Fund seeks capital growth. The Fund invests primarily in the equity securities of companies engaged in technology-related industries.

JANUS ASPEN SERIES

    Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Management LLC is the investment adviser to the fund. The following portfolios are available under your contract:

AGGRESSIVE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

    The Aggressive Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential and normally invests at least 50% of its equity assets in medium-sized companies.

GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

    The Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential.

WORLDWIDE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

    The Worldwide Growth Portfolio seeks long-term growth in capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size through the world.

LAZARD RETIREMENT SERIES, INC.

    Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management serves as the investment manager of the portfolios. The investment manager is a division of Lazard Freres & Co., LLC, a New York limited liability company, which is registered as an investment adviser with the SEC. The following portfolios are available under the contract:

LAZARD RETIREMENT EQUITY PORTFOLIO

    The Lazard Retirement Equity Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively large U.S. companies with market capitalizations in the range of the S&P 500(R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

LAZARD RETIREMENT SMALL CAP PORTFOLIO

    The Lazard Retirement Small Cap Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively small U.S. companies with market capitalizations in the range of the Russell 2000(R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

LORD ABBETT SERIES FUND, INC.

    Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord, Abbett & Co. The following portfolio is available under the contract:

GROWTH AND INCOME PORTFOLIO

    The Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuations in market value.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

    Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. The fund is managed by Neuberger Berman Management, Inc. The following portfolios are available under the contract:

LIMITED MATURITY BOND PORTFOLIO

    The Limited Maturity Bond Portfolio seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

MIDCAP GROWTH PORTFOLIO

    The Midcap Growth Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies.

PARTNERS PORTFOLIO

    The Partners Portfolio seeks growth of capital. The managers look for well-managed companies whose stock prices are believed to be undervalued.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)

    Pioneer Variable Contracts Trust is managed by Pioneer Investment Management, Inc. The Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. The following Class II portfolios are available under the contract:

PIONEER EQUITY INCOME VCT PORTFOLIO

    The Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

PIONEER EUROPE VCT PORTFOLIO

    The Pioneer Europe VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in equity securities of European issuers.

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                                  2002 ACCOUNT H
                                                              INDIVIDUAL ANNUITY

PIONEER FUND VCT PORTFOLIO

    The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

RYDEX VARIABLE TRUST

    Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Global Advisors. The following portfolios are available under the contract:

NOVA FUND

    The Nova Fund seeks to provide investment returns that correspond to 150% of the daily performance of the Standard & Poor's 500 Composite Stock Price Index. Unlike traditional index funds, as its primary investment strategy, the Fund invests to a significant extent in futures contracts and options on: securities, futures contracts and stock indexes. On a day-to-day basis, the Fund holds U.S. government securities to collateralize these futures and options contracts.

OTC FUND

    The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index(TM). The Fund invests principally in securities of companies included in the NASDAQ 100 Index(TM). It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions.

U.S. GOVERNMENT MONEY MARKET FUND

    The U.S. Government Money Market Fund seeks to provide security of principal, high current income and liquidity. The Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

SELIGMAN PORTFOLIOS, INC.

    Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following portfolios are available under the contract:

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (CLASS 2 SHARES)

    The Seligman Communications and Information Portfolio seeks capital gain. The Portfolio invests at least 80% of its net assets in securities of companies operating in the communications, information and related industries.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO (CLASS 2 SHARES)

    The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries.

STRONG OPPORTUNITY FUND II, INC.

    Strong Opportunity Fund II, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the contract:

STRONG OPPORTUNITY FUND II

    The Strong Opportunity Fund II seeks capital growth. The fund invests primarily in stocks of medium-capitalization companies that the fund's managers believe are underpriced, yet have attractive growth prospects.

STRONG VARIABLE INSURANCE FUNDS, INC.

    Strong Variable Insurance Funds, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the contract:

STRONG MID CAP GROWTH FUND II

    The Strong Mid Cap Growth Fund II seeks capital growth. The fund invests under normal conditions at least 80% of its net assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for growth of earnings and capital appreciation.

VAN ECK WORLDWIDE INSURANCE TRUST

    Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following portfolios are available under the Contract:

WORLDWIDE BOND FUND

    The Worldwide Bond Fund seeks high total return-income plus capital-appreciation-by investing globally, primarily in a variety of debt securities.

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                                  2002 ACCOUNT H
                                                              INDIVIDUAL ANNUITY


WORLDWIDE EMERGING MARKETS FUND

    The Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

WORLDWIDE HARD ASSETS FUND

    The Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in "hard asset securities".

WORLDWIDE REAL ESTATE FUND

    The Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Performance Calculations
Annuity Provisions
Independent Accountants
Legal Matters
Distribution
Financial Statements


--------------------------------------------------------------------------------
   If you would like a free copy of the Statement of Additional Information (Form CV212) dated May 1, 2002 for this Prospectus, please complete this form, detach, and mail to:

                       Conseco Variable Insurance Company
                              Administrative Office
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032

Please send me a free copy of the Statement of Additional Information for the Conseco Variable Annuity Account H fixed and variable annuity at the following address:

Name: _________________________________________________________________________

Mailing Address: ______________________________________________________________

--------------------------------------------------------------------------------
                                   Sincerely,

           -----------------------------------------------------------
                                   (Signature)

--------------------------------------------------------------------------------

                       Conseco Variable Insurance Company
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032


(C) 2002, Conseco Variable Insurance Company

                       STATEMENT OF ADDITIONAL INFORMATION

                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                       CONSECO VARIABLE INSURANCE COMPANY

                                       AND

                       CONSECO VARIABLE ANNUITY ACCOUNT H







ADMINISTRATIVE OFFICE: 11815 N. PENNSYLVANIA STREET CARMEL, IN 46032
PHONE: (866) 590-2255 (TOLL FREE)

MAY 1, 2002

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Conseco Variable Annuity Account H (the "Separate Account"), dated May 1, 2002. You may obtain a copy of the current prospectus by writing to us at our Administrative Office: 11815 North Pennsylvania Street, Carmel, Indiana 46032, telephone: (866) 590-2255.


                                                                           CV212

                                TABLE OF CONTENTS

                                                                            PAGE


PERFORMANCE CALCULATIONS...................................................   2
   Calculation of Yield Quotations.........................................   2
   Calculation of Total Return Quotations..................................   3

ANNUITY PROVISIONS.........................................................  28
   Variable Annuity Payout.................................................  28
   Annuity Unit............................................................  29
   Fixed Annuity Payout....................................................  29

INDEPENDENT ACCOUNTANTS....................................................  29

LEGAL MATTERS..............................................................  29

DISTRIBUTION...............................................................  29
   Reduction or Elimination of the Contingent Deferred Sales Charge........  29

FINANCIAL STATEMENTS.......................................................  30

                            PERFORMANCE CALCULATIONS

CALCULATION OF YIELD QUOTATIONS

MONEY MARKET SUBACCOUNT

The Conseco Series Trust Money Market Subaccount's ("Money Market Subaccount") standard current and effective yield quotations may appear in sales material and advertising as calculated by the standard method prescribed by rules of the Securities and Exchange Commission.

The current yield quotation is based on a seven-day period and computed as follows: The Money Market Subaccount's daily net investment factor, minus one (1.00) is multiplied by 365 to produce an annualized yield. The annualized yield of the seven-day period is then averaged and carried to the nearest one-hundredth of one percent. This yield reflects investment results less deductions for investment advisory fees, fund expenses and insurance charges, including the deduction of the contract maintenance charge. Because of these deductions, the current yield for the Money Market Subaccount will be lower than the yield for the corresponding underlying money market fund of the Conseco Series Trust.

We may also provide standard yield quotations for the Subaccount investing in the U.S. Government Money Market Fund of the Rydex Variable Trust. Such yield quotations will also be calculated as described in this section.

We calculate the current yield using the following formula:

         Current Yield  =  ((NCS-ES)/UV) X (365/7)

         Where:

         NCS = the net change in the value of the Money Market fund
               (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

         ES = per unit charges deducted from the Subaccount for the 7-day period.

         UV  = the unit value on the first day of the 7-day period.

We may also disclose the effective yield of the Money Market Subaccount for the same seven-day period, determined on a compounded basis. We calculate the effective yield by compounding the unannualized base period return by adding one to the base return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

We calculate the effective yield using the following formula:

         Effective Yield = (1 + ((NCS-ES)/UV))365/7 - 1

         Where:

         NCS = the net change in the value of the Money Market fund
               (not including any realized gains or losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) for the 7-day period attributable to a hypothetical subaccount having a balance of 1 Subaccount unit.

         ES  = per unit charges deducted from the hypothetical
               Subaccount for the 7-day period.

         UV  = the unit value for the first day of the 7-day period.

The yields on the Money Market Subaccount will generally fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield is affected by changes in interest rates on money market securities, average Subaccount maturity, the types and quality of fund securities held by the corresponding underlying money market fund of the Rydex Variable Trust and its operating expenses.

OTHER SUBACCOUNTS

The investment portfolios of the funds may advertise investment performance figures, including yield. Each Subaccount's yield will be based upon a stated 30-day period and will be computed by dividing the net investment income per accumulation unit earned during the period by the maximum offering price per accumulation unit on the last day of the period, according to the following formula:

                          YIELD = 2 ((A - B) + 1)6 - 1)
                          -----------------------------
                                       CD

         Where:

         A = the net investment income earned during the period by the investment portfolio.

         B = the expenses accrued for the period (net of reimbursements, if any).

         C = the average daily number of accumulation units outstanding during the period.

         D = the maximum offering price per accumulation unit on the last day of the period.

CALCULATION OF TOTAL RETURN QUOTATIONS

STANDARD TOTAL RETURN

From time to time, we may advertise performance data.

We may include standardized average annual total returns for one or more of the Subaccounts in advertising, sales literature or reports to contract owners or prospective purchasers. The standardized average annual total return for each Subaccount assumes that an investment has been held in that Subaccount for various periods of time, including a period measured from the date that Subaccount began operations.

Standardized average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which standardized average annual total returns are provided will be for the most recent calendar quarter practicable, considering the type and media of the communication, and will be stated in the communication.

Standardized average annual total returns will be calculated using Subaccount unit values that we calculate on each valuation day based on the performance of the Subaccount's underlying investment portfolio, adjusted to reflect Contract fees and charges including the deduction of surrender charges.

Average annual total return quotations are computed according to the following formula:

                                 P (1+T)n = ERV

         Where:
         P        =   beginning hypothetical initial purchase payment of $1,000
         T        =   average annual total return
         n        =   number of years in period
         ERV      =   ending redeemable value of a hypothetical $1,000
                      purchase payment made at the beginning of the one-, five- or ten-year period, at the end of the one-, five- or ten-year period (or fractional portion thereof)


YOU SHOULD NOTE THAT THE INVESTMENT RESULTS OF EACH SUBACCOUNT WILL FLUCTUATE OVER TIME, AND ANY PRESENTATION OF THE SUBACCOUNT'S TOTAL RETURN FOR ANY PERIOD SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT AN INVESTMENT MAY EARN OR WHAT YOUR TOTAL RETURN MAY BE IN ANY FUTURE PERIOD.

Standard average annual total returns for the Subaccounts as of December 31, 2001 are shown in the following Tables.

     >> Table 1 shows the performance of a Contract with the standard death benefit, and reflects the deduction of the 1.40% insurance charges. This charge can be increased to 1.65%.

     >> Table 2 shows the performance of a Contract with the guaranteed minimum death benefit, and reflects the deduction of the 1.70% insurance charges. This charge can be increased to 1.90%.

     >> Table 3 shows the performance of a Contract with the guaranteed minimum death benefit and guaranteed minimum income benefit, and reflects the deduction of the 2.15% insurance charges. This charge can be increased to 2.65%

All three Tables also reflect the deduction of the contingent deferred sales charge (surrender charge) of 8% during the first contract year (decreasing to 0% in the 10th contract year), and the deduction of the $30 contract maintenance charge. The $30 contract maintenance charge is reflected as an annual charge of 0.06%, based on average Contract Value during the 2001 calendar year of $49,394.


----------------------------------------------------------------------------------------------------------------------

                                                     TABLE 1

                                          STANDARD DEATH BENEFIT CONTRACT
                 STANDARD AVERAGE ANNUAL TOTAL RETURNS(1) FOR THE SUBACCOUNTS AS OF DECEMBER 31, 2001
                                             SURRENDER CHARGES DEDUCTED
                                         (TOTAL INSURANCE CHARGES OF 1.40%)
----------------------------------------------------------------------------------------------------------------------
                                                                 SUBACCOUNT                              10 YEAR OR TO
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR       INCEPTION
                                                                    DATE                                      DATE
----------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
----------------------------------------------------------------------------------------------------------------------
  Alger American Growth                                           2/11/00       -19.40%        N/A          -18.48%
----------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap                                 2/11/00       -23.16%        N/A          -27.38%
----------------------------------------------------------------------------------------------------------------------
  Alger American MidCap Growth                                    2/11/00       -14.57%        N/A           -7.01%
----------------------------------------------------------------------------------------------------------------------
  Alger American Small Capitalization                             2/11/00       -35.59%        N/A          -36.08%
----------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  VP Income & Growth                                              2/11/00       -16.24%        N/A          -11.56%
----------------------------------------------------------------------------------------------------------------------
  VP International                                                2/11/00       -35.28%        N/A          -31.10%
----------------------------------------------------------------------------------------------------------------------
  VP Value                                                        2/11/00         3.11%        N/A           17.40%
----------------------------------------------------------------------------------------------------------------------

BERGER INSTITUTIONAL PRODUCTS TRUST
----------------------------------------------------------------------------------------------------------------------
  Berger IPT-- Growth                                             2/11/00       -38.33%        N/A          -33.58%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT-- International                                      2/11/00       -27.14%        N/A          -19.91%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT-- Large Cap Growth                                   2/11/00       -31.70%        N/A          -25.90%
----------------------------------------------------------------------------------------------------------------------


                                                     TABLE 1

                                          STANDARD DEATH BENEFIT CONTRACT
                 STANDARD AVERAGE ANNUAL TOTAL RETURNS(1) FOR THE SUBACCOUNTS AS OF DECEMBER 31, 2001
                                             SURRENDER CHARGES DEDUCTED
                                         (TOTAL INSURANCE CHARGES OF 1.40%)
----------------------------------------------------------------------------------------------------------------------
                                                                 SUBACCOUNT                              10 YEAR OR TO
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR       INCEPTION
                                                                    DATE                                      DATE
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  Berger IPT-- Small Company Growth                               2/11/00       -39.21%        N/A          -31.23%
----------------------------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST
----------------------------------------------------------------------------------------------------------------------
  Balanced                                                        2/11/00       -14.64%        N/A           -9.67%
----------------------------------------------------------------------------------------------------------------------
  Conseco 20 Focus                                                 5/1/00       -50.67%        N/A          -40.96%
----------------------------------------------------------------------------------------------------------------------
  Equity                                                          2/11/00       -18.02%        N/A          -14.84%
----------------------------------------------------------------------------------------------------------------------
  Fixed Income                                                    2/11/00        -0.52%        N/A            4.13%
----------------------------------------------------------------------------------------------------------------------
  Government Securities                                           2/11/00        -3.00%        N/A            3.70%
----------------------------------------------------------------------------------------------------------------------
  High Yield                                                       5/1/00        -5.71%        N/A           -2.16%
----------------------------------------------------------------------------------------------------------------------
  Money Market (2)                                                2/11/00        -4.97%        N/A           -0.54%
----------------------------------------------------------------------------------------------------------------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH                               2/11/00       -29.25%        N/A          -20.95%
(INITIAL SHARES)
----------------------------------------------------------------------------------------------------------------------

DREYFUS STOCK INDEX (INITIAL SHARES)                              2/11/00       -19.74%        N/A          -13.48%
----------------------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
----------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF-- Disciplined Stock                                 2/11/00       -20.74%        N/A          -14.44%
----------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF-- International Value                               2/11/00       -20.69%        N/A          -10.22%
----------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond (Primary Class)                      2/11/00        -7.34%        N/A           -8.92%
----------------------------------------------------------------------------------------------------------------------
  Federated International Equity                                  2/11/00       -35.51%        N/A          -35.64%
----------------------------------------------------------------------------------------------------------------------
  Federated International Small Company                            5/1/01         N/A          N/A          -27.30%
----------------------------------------------------------------------------------------------------------------------
  Federated Utility                                               2/11/00       -21.15%        N/A          -16.74%
----------------------------------------------------------------------------------------------------------------------

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  First American Large Cap Growth                                  5/1/01         N/A          N/A          -24.45%
----------------------------------------------------------------------------------------------------------------------
  First American Mid Cap Growth                                    5/1/01         N/A          N/A          -22.27%
----------------------------------------------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Core Equity (formerly Equity Income)              2/11/00       -16.81%        N/A           -5.51%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Financial Services                                 5/1/01         N/A          N/A          -10.88%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Health Sciences                                    5/1/01         N/A          N/A           -5.68%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- High Yield                                        2/11/00       -22.25%        N/A          -18.30%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Real Estate Opportunity                            5/1/01         N/A          N/A           -6.58%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Technology                                         5/1/01         N/A          N/A          -34.57%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Telecommunications                                 5/1/01         N/A          N/A          -47.98%
----------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES
----------------------------------------------------------------------------------------------------------------------
  Aggressive Growth (Institutional Shares)                        2/11/00       -44.67%        N/A          -45.02%
----------------------------------------------------------------------------------------------------------------------
  Growth (Institutional Shares)                                   2/11/00       -31.22%        N/A          -26.71%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Growth (Institutional Shares)                         2/11/00       -29.12%        N/A          -27.99%
----------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES, INC.
----------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Equity                                        2/11/00       -15.43%        N/A           -4.61%
----------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Small Cap                                     2/11/00         8.43%        N/A           16.40%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

                                                     TABLE 1

                                          STANDARD DEATH BENEFIT CONTRACT
                 STANDARD AVERAGE ANNUAL TOTAL RETURNS(1) FOR THE SUBACCOUNTS AS OF DECEMBER 31, 2001
                                             SURRENDER CHARGES DEDUCTED
                                         (TOTAL INSURANCE CHARGES OF 1.40%)
----------------------------------------------------------------------------------------------------------------------
                                                                 SUBACCOUNT                              10 YEAR OR TO
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR       INCEPTION
                                                                    DATE                                      DATE
----------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------
  Growth And Income                                               2/11/00       -14.76%        N/A            3.61%
----------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
----------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                                           2/11/00        -0.58%        N/A            2.59%
----------------------------------------------------------------------------------------------------------------------
  Midcap Growth                                                    5/1/00         N/A          N/A          -20.79%
----------------------------------------------------------------------------------------------------------------------
  Partners                                                        2/11/00       -11.19%        N/A           -3.59%
----------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
----------------------------------------------------------------------------------------------------------------------
  Pioneer Equity Income VCT                                        1/2/01         N/A          N/A          -14.01%
----------------------------------------------------------------------------------------------------------------------
  Pioneer Europe VCT                                               1/2/01         N/A          N/A          -29.99%
----------------------------------------------------------------------------------------------------------------------
  Pioneer Fund VCT                                                 1/2/01         N/A          N/A          -17.38%
----------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------
  Nova                                                             5/1/00       -30.16%        N/A          -28.96%
----------------------------------------------------------------------------------------------------------------------
  OTC                                                              5/1/00       -40.76%        N/A          -46.46%
----------------------------------------------------------------------------------------------------------------------
  U.S. Government Money Market(2)                                  5/1/01         N/A          N/A           -6.94%
----------------------------------------------------------------------------------------------------------------------

SELIGMAN PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  Seligman Communications and Information (Class 2 Shares)         5/1/00        -3.94%        N/A          -31.75%
----------------------------------------------------------------------------------------------------------------------
  Seligman Global Technology (Class 2 Shares)                      5/1/00       -28.90%        N/A          -35.96%
----------------------------------------------------------------------------------------------------------------------

STRONG OPPORTUNITY FUND II, INC.
----------------------------------------------------------------------------------------------------------------------
  Strong Opportunity                                              2/11/00       -11.99%        N/A           -2.68%
----------------------------------------------------------------------------------------------------------------------

STRONG VARIABLE INSURANCE FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
  Strong Mid Cap Growth                                           2/11/00       -36.74%        N/A          -31.54%
----------------------------------------------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  Worldwide Bond                                                  2/11/00       -13.28%        N/A           -6.28%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Emerging Markets                                      2/11/00       -10.24%        N/A          -33.86%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Hard Assets                                           2/11/00       -18.17%        N/A           -1.81%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Real Estate                                           2/11/00       -3.73%         N/A            8.49%
----------------------------------------------------------------------------------------------------------------------


(1)Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the subaccount for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(2)An investment in the Money Market Subaccount is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Subaccount will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Subaccount than its total return.

----------------------------------------------------------------------------------------------------------------------

                                                            TABLE 2

                                            GUARANTEED MINIMUM DEATH BENEFIT CONTRACT
                       STANDARD AVERAGE ANNUAL TOTAL RETURNS(1) FOR THE SUBACCOUNTS AS OF DECEMBER 31, 2001
                                                   SURRENDER CHARGES DEDUCTED
                                               (TOTAL INSURANCE CHARGES OF 1.70%)
----------------------------------------------------------------------------------------------------------------------
                                                                 SUBACCOUNT                              10 YEAR OR TO
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR       INCEPTION
                                                                    DATE                                      DATE
----------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
----------------------------------------------------------------------------------------------------------------------
  Alger American Growth                                           2/11/00       -19.65%        N/A         -18.72%
----------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap                                 2/11/00       -23.40%        N/A         -27.60%
----------------------------------------------------------------------------------------------------------------------
  Alger American MidCap Growth                                    2/11/00       -14.83%        N/A          -7.29%
----------------------------------------------------------------------------------------------------------------------
  Alger American Small Capitalization                             2/11/00       -35.78%        N/A         -36.27%
----------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  VP Income & Growth                                              2/11/00       -16.49%        N/A         -11.83%
----------------------------------------------------------------------------------------------------------------------
  VP International                                                2/11/00       -35.48%        N/A         -31.31%
----------------------------------------------------------------------------------------------------------------------
  VP Value                                                        2/11/00         2.80%        N/A          17.05%
----------------------------------------------------------------------------------------------------------------------

BERGER INSTITUTIONAL PRODUCTS TRUST
----------------------------------------------------------------------------------------------------------------------
  Berger IPT-- Growth                                             2/11/00       -38.51%        N/A         -33.78%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT-- International                                      2/11/00       -37.36%        N/A         -20.15%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT-- Large Cap Growth                                   2/11/00       -31.91%        N/A         -26.13%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT-- Small Company Growth                               2/11/00       -39.39%        N/A         -31.44%
----------------------------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST
----------------------------------------------------------------------------------------------------------------------
  Balanced                                                        2/11/00       -14.90%        N/A          -9.94%
----------------------------------------------------------------------------------------------------------------------
  Conseco 20 Focus                                                 5/1/00       -50.82%        N/A         -41.13%
----------------------------------------------------------------------------------------------------------------------
  Equity                                                          2/11/00       -18.27%        N/A         -15.09%
----------------------------------------------------------------------------------------------------------------------
  Fixed Income                                                    2/11/00        -0.82%        N/A           3.82%
----------------------------------------------------------------------------------------------------------------------
  Government Securities                                           2/11/00        -3.29%        N/A           3.39%
----------------------------------------------------------------------------------------------------------------------
  High Yield                                                       5/1/00        -5.99%        N/A          -2.46%
----------------------------------------------------------------------------------------------------------------------
  Money Market(2)                                                 2/11/00        -5.26%        N/A          -0.84%
----------------------------------------------------------------------------------------------------------------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH (INITIAL SHARES)              2/11/00       -29.46%        N/A         -21.19%
----------------------------------------------------------------------------------------------------------------------

DREYFUS STOCK INDEX (INITIAL SHARES)                              2/11/00       -19.89%        N/A         -13.74%
----------------------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
----------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF-- Disciplined Stock                                 2/11/00       -20.97%        N/A         -14.69%
----------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF-- International Value                               2/11/00       -20.93%        N/A         -10.49%
----------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond (Primary Class)                      2/11/00        -7.62%        N/A          -9.19%
----------------------------------------------------------------------------------------------------------------------
  Federated International Equity                                  2/11/00       -35.70%        N/A         -35.84%
----------------------------------------------------------------------------------------------------------------------
  Federated International Small Company                            5/1/01         N/A          N/A         -27.45%
----------------------------------------------------------------------------------------------------------------------
  Federated Utility                                               2/11/00       -21.39%        N/A         -16.99%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

                                                            TABLE 2

                                            GUARANTEED MINIMUM DEATH BENEFIT CONTRACT
                       STANDARD AVERAGE ANNUAL TOTAL RETURNS(1) FOR THE SUBACCOUNTS AS OF DECEMBER 31, 2001
                                                   SURRENDER CHARGES DEDUCTED
                                               (TOTAL INSURANCE CHARGES OF 1.70%)
----------------------------------------------------------------------------------------------------------------------
                                                                 SUBACCOUNT                              10 YEAR OR TO
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR       INCEPTION
                                                                    DATE                                      DATE
----------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  First American Large Cap Growth                                  5/1/01         N/A          N/A         -24.61%
----------------------------------------------------------------------------------------------------------------------
  First American Mid Cap Growth                                    5/1/01         N/A          N/A         -22.43%
----------------------------------------------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Core Equity (formerly Equity Income)              2/11/00       -17.06%        N/A          -5.79%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Financial Services                                 5/1/01         N/A          N/A         -11.06%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Health Sciences                                    5/1/01         N/A          N/A          -5.87%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- High Yield                                        2/11/00       -22.49%        N/A         -18.54%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Real Estate Opportunity                            5/1/01         N/A          N/A          -6.76%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Technology                                         5/1/01         N/A          N/A         -34.70%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Telecommunications                                 5/1/01         N/A          N/A         -48.09%
----------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES
----------------------------------------------------------------------------------------------------------------------
  Aggressive Growth (Institutional Shares)                        2/11/00       -44.84%        N/A         -45.19%
----------------------------------------------------------------------------------------------------------------------
  Growth (Institutional Shares)                                   2/11/00       -31.43%        N/A         -26.93%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Growth (Institutional Shares)                         2/11/00       -29.33%        N/A         -28.21%
----------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES, INC.
----------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Equity                                        2/11/00       -15.69%        N/A          -4.90%
----------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Small Cap                                     2/11/00         8.10%        N/A          16.05%
----------------------------------------------------------------------------------------------------------------------

LORD ABBETT SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------
  Growth And Income                                               2/11/00       -15.01%        N/A           3.30%
----------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
----------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                                           2/11/00        -0.87%        N/A           2.29%
----------------------------------------------------------------------------------------------------------------------
  Midcap Growth                                                    5/1/01         N/A          N/A         -20.95%
----------------------------------------------------------------------------------------------------------------------
  Partners                                                        2/11/00       -11.46%        N/A          -3.88%
----------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
----------------------------------------------------------------------------------------------------------------------
  Pioneer Equity Income VCT                                        1/2/01         N/A          N/A         -14.27%
----------------------------------------------------------------------------------------------------------------------
  Pioneer Europe VCT                                               1/2/01         N/A          N/A         -30.20%
----------------------------------------------------------------------------------------------------------------------
  Pioneer Fund VCT                                                 1/2/01         N/A          N/A         -17.63%
----------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------
  Nova                                                             5/1/00       -30.37%        N/A         -29.17%
----------------------------------------------------------------------------------------------------------------------
  OTC                                                              5/1/00       -40.94%        N/A         -46.63%
----------------------------------------------------------------------------------------------------------------------
  U.S. Government Money Market(2)                                  5/1/01         N/A          N/A          -7.13%
----------------------------------------------------------------------------------------------------------------------

SELIGMAN PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  Seligman Communications and Information (Class 2 Shares)         5/1/00        -4.24%        N/A         -31.95%
----------------------------------------------------------------------------------------------------------------------
  Seligman Global Technology (Class 2 Shares)                      5/1/00       -29.12%        N/A         -36.15%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

                                                            TABLE 2

                                            GUARANTEED MINIMUM DEATH BENEFIT CONTRACT
                       STANDARD AVERAGE ANNUAL TOTAL RETURNS(1) FOR THE SUBACCOUNTS AS OF DECEMBER 31, 2001
                                                   SURRENDER CHARGES DEDUCTED
                                               (TOTAL INSURANCE CHARGES OF 1.70%)
----------------------------------------------------------------------------------------------------------------------
                                                                 SUBACCOUNT                              10 YEAR OR TO
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR       INCEPTION
                                                                    DATE                                      DATE
----------------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II, INC.
----------------------------------------------------------------------------------------------------------------------
  Strong Opportunity                                               2/11/00       -12.26%        N/A          -2.97%
----------------------------------------------------------------------------------------------------------------------

STRONG VARIABLE INSURANCE FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
  Strong Mid Cap Growth                                           2/11/00       -36.93%        N/A         -31.75%
----------------------------------------------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  Worldwide Bond                                                  2/11/00       -13.54%        N/A          -6.56%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Emerging Markets                                      2/11/00       -10.52%        N/A         -34.05%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Hard Assets                                           2/11/00       -18.41%        N/A          -2.10%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Real Estate                                           2/11/00        -4.02%        N/A           8.17%
----------------------------------------------------------------------------------------------------------------------


(1)Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the subaccount for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(2)An investment in the Money Market Subaccount is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Subaccount will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Subaccount than its total return.


----------------------------------------------------------------------------------------------------------------------

                                                         TABLE 3

                       GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT CONTRACT
                        STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR SUBACCOUNTS AS OF DECEMBER 31, 2001
                                               SURRENDER CHARGES DEDUCTED
                                            (TOTAL INSURANCE CHARGES OF 2.15%)
----------------------------------------------------------------------------------------------------------------------
                                                                 SUBACCOUNT                              10 YEAR OR TO
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR       INCEPTION
                                                                    DATE                                      DATE
----------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
----------------------------------------------------------------------------------------------------------------------
  Alger American Growth                                           2/11/00       -19.89%        N/A         -18.97%
----------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap                                 2/11/00       -23.63%        N/A         -27.82%
----------------------------------------------------------------------------------------------------------------------
  Alger American MidCap Growth                                    2/11/00       -15.08%        N/A          -7.57%
----------------------------------------------------------------------------------------------------------------------
  Alger American Small Capitalization                             2/11/00       -35.98%        N/A         -36.46%
----------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  VP Income & Growth                                              2/11/00       -16.74%        N/A         -12.09%
----------------------------------------------------------------------------------------------------------------------
  VP International                                                2/11/00       -35.67%        N/A         -31.51%
----------------------------------------------------------------------------------------------------------------------
  VP Value                                                        2/11/00         2.49%        N/A          16.70%
----------------------------------------------------------------------------------------------------------------------

BERGER INSTITUTIONAL PRODUCTS TRUST
----------------------------------------------------------------------------------------------------------------------
  Berger IPT-- Growth                                             2/11/00       -38.70%        N/A         -33.98%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT-- International                                      2/11/00       -27.58%        N/A         -20.39%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT-- Large Cap Growth                                   2/11/00       -32.11%        N/A         -26.35%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT-- Small Company Growth                               2/11/00       -39.58%        N/A         -31.65%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

                                                         TABLE 3

                       GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT CONTRACT
                        STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR SUBACCOUNTS AS OF DECEMBER 31, 2001
                                               SURRENDER CHARGES DEDUCTED
                                            (TOTAL INSURANCE CHARGES OF 2.15%)
----------------------------------------------------------------------------------------------------------------------
                                                                 SUBACCOUNT                              10 YEAR OR TO
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR       INCEPTION
                                                                    DATE                                      DATE
----------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST
----------------------------------------------------------------------------------------------------------------------
  Balanced                                                        2/11/00       -15.15%        N/A         -10.21%
----------------------------------------------------------------------------------------------------------------------
  Conseco 20 Focus                                                 5/1/00       -50.97%        N/A         -41.31%
----------------------------------------------------------------------------------------------------------------------
  Equity                                                          2/11/00       -18.52%        N/A         -15.35%
----------------------------------------------------------------------------------------------------------------------
  Fixed Income                                                    2/11/00        -1.12%        N/A           3.51%
----------------------------------------------------------------------------------------------------------------------
  Government Securities                                           2/11/00        -3.58%        N/A           3.08%
----------------------------------------------------------------------------------------------------------------------
  High Yield                                                       5/1/00        -6.27%        N/A          -2.75%
----------------------------------------------------------------------------------------------------------------------
  Money Market(2)                                                 2/11/00        -5.54%        N/A          -1.13%
----------------------------------------------------------------------------------------------------------------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH (INITIAL SHARES)              2/11/00       -29.67%        N/A          -21.43%
----------------------------------------------------------------------------------------------------------------------

DREYFUS STOCK INDEX (INITIAL SHARES)                              2/11/00       -20.22%        N/A          -14.00%
----------------------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
----------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF-- Disciplined Stock                                 2/11/00       -21.21%        N/A          -14.95%
----------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF-- International Value                               2/11/00       -21.17%        N/A          -10.76%
----------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond (Primary Class)                      2/11/00        -7.89%        N/A           -9.46%
----------------------------------------------------------------------------------------------------------------------
  Federated International Equity                                  2/11/00       -35.89%        N/A          -36.03%
----------------------------------------------------------------------------------------------------------------------
  Federated International Small Company                            5/1/01         N/A          N/A          -27.59%
----------------------------------------------------------------------------------------------------------------------
  Federated Utility                                               2/11/00       -21.62%        N/A          -17.24%
----------------------------------------------------------------------------------------------------------------------

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  First American Large Cap Growth                                  5/1/01         N/A          N/A          -24.76%
----------------------------------------------------------------------------------------------------------------------
  First American Mid Cap Growth                                    5/1/01         N/A          N/A          -22.59%
----------------------------------------------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Core Equity (formerly Equity Income)              2/11/00       -17.31%        N/A           -6.07%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Financial Services                                 5/1/01         N/A          N/A          -11.24%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Health Science                                     5/1/01         N/A          N/A           -6.06%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- High Yield                                        2/11/00       -22.72%        N/A          -18.79%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Real Estate Opportunity                            5/1/01         N/A          N/A           -6.95%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Technology                                         5/1/01         N/A          N/A          -34.83%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Telecommunications                                 5/1/01         N/A          N/A          -48.19%
----------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES
----------------------------------------------------------------------------------------------------------------------
  Aggressive Growth (Institutional Shares)                        2/11/00       -45.01%        N/A          -45.36%
----------------------------------------------------------------------------------------------------------------------
  Growth (Institutional Shares)                                   2/11/00       -31.64%        N/A          -27.15%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Growth (Institutional Shares)                         2/11/00       -29.54%        N/A          -28.42%
----------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES, INC.
----------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Equity                                        2/11/00       -15.94%        N/A           -5.18%
----------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Small Cap                                     2/11/00         7.78%        N/A           15.70%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

                                                         TABLE 3

                       GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT CONTRACT
                        STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR SUBACCOUNTS AS OF DECEMBER 31, 2001
                                               SURRENDER CHARGES DEDUCTED
                                            (TOTAL INSURANCE CHARGES OF 2.15%)
----------------------------------------------------------------------------------------------------------------------
                                                                 SUBACCOUNT                              10 YEAR OR TO
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR       INCEPTION
                                                                    DATE                                      DATE
----------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------
  Growth And Income                                                2/11/00       -15.27%        N/A            2.99%
----------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
----------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                                           2/11/00        -1.17%        N/A            1.98%
----------------------------------------------------------------------------------------------------------------------
  Midcap Growth                                                    5/1/01         N/A          N/A          -21.11%
----------------------------------------------------------------------------------------------------------------------
  Partners                                                        2/11/00       -11.73%        N/A           -4.17%
----------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
----------------------------------------------------------------------------------------------------------------------
  Pioneer Equity Income VCT                                        1/2/01         N/A          N/A          -14.52%
----------------------------------------------------------------------------------------------------------------------
  Pioneer Europe VCT                                               1/2/01         N/A          N/A          -30.41%
----------------------------------------------------------------------------------------------------------------------
  Pioneer Fund VCT                                                 1/2/01         N/A          N/A          -17.88%
----------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------
  Nova                                                             5/1/00       -30.58%        N/A          -29.39%
----------------------------------------------------------------------------------------------------------------------
  OTC                                                              5/1/00       -41.11%        N/A          -46.79%
----------------------------------------------------------------------------------------------------------------------
  U.S. Government Money Market (2)                                 5/1/01         N/A          N/A           -7.32%
----------------------------------------------------------------------------------------------------------------------

SELIGMAN PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  Seligman Communications and Information (Class 2 Shares)         5/1/00        -4.52%        N/A          -32.16%
----------------------------------------------------------------------------------------------------------------------
  Seligman Global Technology (Class 2 Shares)                      5/1/00       -29.33%        N/A          -36.34%
----------------------------------------------------------------------------------------------------------------------

STRONG OPPORTUNITY FUND II, INC.
----------------------------------------------------------------------------------------------------------------------
  Strong Opportunity                                              2/11/00       -12.52%        N/A           -3.26%
----------------------------------------------------------------------------------------------------------------------

STRONG VARIABLE INSURANCE FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
  Strong Mid Cap Growth                                           2/11/00       -37.12%        N/A          -31.95%
----------------------------------------------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  Worldwide Bond                                                  2/11/00       -13.80%        N/A           -6.84%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Emerging Market                                       2/11/00       -10.79%        N/A          -34.25%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Hard Asset                                            2/11/00       -18.66%        N/A           -2.40%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Real Estate                                           2/11/00        -4.31%        N/A            7.84%
----------------------------------------------------------------------------------------------------------------------

(1)Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the subaccount for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(2)An investment in the Money Market Subaccount is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Subaccount will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Subaccount than its total return.

NON-STANDARD TOTAL RETURN

We may from time to time also illustrate non-standardized average annual total returns for the Subaccounts, as appears in the "Non-Standard Average Annual Total Returns" Tables, below. These non-standardized average annual total returns reflect the deduction of the insurance charges, but do not reflect the deduction of surrender charge or the contract maintenance charge. These returns are calculated in exactly the same way as standardized average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any surrender charges or the contract maintenance charge.

Generally, non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required periods, is also illustrated.

YOU SHOULD NOTE THAT THE INVESTMENT RESULTS OF EACH SUBACCOUNT WILL FLUCTUATE 0OVER TIME, AND ANY PRESENTATION OF THE SUBACCOUNT'S TOTAL RETURN FOR ANY PERIOD SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT AN INVESTMENT MAY EARN OR WHAT YOUR TOTAL RETURN MAY BE IN ANY FUTURE PERIOD.

Non-standard Subaccount average annual total returns for the Subaccounts as of December 31, 2001 are shown in the following Tables.

     >> Table 4 shows the performance of a Contract with the standard death benefit, and reflects the deduction of the 1.40% insurance charges.

     >> Table 5 shows the performance of a Contract with the guaranteed minimum death benefit, and reflects the deduction of the 1.70% insurance charges.

     >> Table 6 shows the performance of a Contract with the guaranteed minimum death benefit and guaranteed minimum income benefit, and reflects the deduction of the 2.15% insurance charges.

The Tables do NOT reflect the deduction of surrender charges and the $30 contract maintenance charge. Non-standard Subaccount average annual total returns would be lower if these charges were deducted.


----------------------------------------------------------------------------------------------------------------------
                                                    TABLE 4

                                       STANDARD DEATH BENEFIT CONTRACT
              NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1) AS OF DECEMBER 31, 2001
                                       SURRENDER CHARGES NOT DEDUCTED
                                     (TOTAL INSURANCE CHARGES OF 1.40%)
----------------------------------------------------------------------------------------------------------------------
                                                                 SUBACCOUNT                              10 YEAR OR TO
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR       INCEPTION
                                                                    DATE                                      DATE
----------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
----------------------------------------------------------------------------------------------------------------------
  Alger American Growth                                           2/11/00       -13.05%        N/A         -15.13%
----------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap                                 2/11/00       -17.11%        N/A         -24.38%
----------------------------------------------------------------------------------------------------------------------
  Alger American MidCap Growth                                    2/11/00        -7.83%        N/A          -3.20%
----------------------------------------------------------------------------------------------------------------------
  Alger American Small Capitalization                             2/11/00       -30.50%        N/A         -33.43%
----------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  VP Income & Growth                                              2/11/00        -9.64%        N/A          -7.93%
----------------------------------------------------------------------------------------------------------------------
  VP International                                                2/11/00       -30.17%        N/A         -28.25%
----------------------------------------------------------------------------------------------------------------------
  VP Value                                                        2/11/00        11.24%        N/A          22.20%
----------------------------------------------------------------------------------------------------------------------

BERGER INSTITUTIONAL PRODUCTS TRUST
----------------------------------------------------------------------------------------------------------------------
  Berger IPT-- Growth                                             2/11/00       -33.45%        N/A         -30.84%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT-- International                                      2/11/00       -21.38%        N/A         -16.62%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT-- Large Cap Growth                                   2/11/00       -26.31%        N/A         -22.85%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT-- Small Company Growth                               2/11/00       -34.40%        N/A         -28.39%
----------------------------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST
----------------------------------------------------------------------------------------------------------------------
  Balanced                                                        2/11/00        -7.91%        N/A          -5.96%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                    TABLE 4

                                       STANDARD DEATH BENEFIT CONTRACT
              NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1) AS OF DECEMBER 31, 2001
                                       SURRENDER CHARGES NOT DEDUCTED
                                     (TOTAL INSURANCE CHARGES OF 1.40%)
----------------------------------------------------------------------------------------------------------------------
                                                                 SUBACCOUNT                              10 YEAR OR TO
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR       INCEPTION
                                                                    DATE                                      DATE
----------------------------------------------------------------------------------------------------------------------
  Conseco 20 Focus                                                 5/1/00       -46.76%        N/A         -38.18%
----------------------------------------------------------------------------------------------------------------------
  Equity                                                          2/11/00       -11.56%        N/A         -11.34%
----------------------------------------------------------------------------------------------------------------------
  Fixed Income                                                    2/11/00         7.32%        N/A           8.40%
----------------------------------------------------------------------------------------------------------------------
  Government Securities                                           2/11/00         4.65%        N/A           7.95%
----------------------------------------------------------------------------------------------------------------------
  High Yield                                                       5/1/00         1.73%        N/A           2.39%
----------------------------------------------------------------------------------------------------------------------
  Money Market(2)                                                 2/11/00         2.52%        N/A           3.54%
----------------------------------------------------------------------------------------------------------------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH                               2/11/00       -23.66%        N/A         -17.70%
(INITIAL SHARES)
----------------------------------------------------------------------------------------------------------------------

DREYFUS STOCK INDEX (INITIAL SHARES)                              2/11/00       -13.41%        N/A          -9.92%
----------------------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
----------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF-- Disciplined Stock                                 2/11/00       -14.48%        N/A         -10.92%
----------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF-- International Value                               2/11/00       -14.43%        N/A          -6.53%
----------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond (Primary Class)                      2/11/00        -0.04%        N/A          -5.18%
----------------------------------------------------------------------------------------------------------------------
  Federated International Equity                                  2/11/00       -30.41%        N/A         -32.98%
----------------------------------------------------------------------------------------------------------------------
  Federated International Small Company                            5/1/01         N/A          N/A         -21.57%
----------------------------------------------------------------------------------------------------------------------
  Federated Utility                                               2/11/00       -14.93%        N/A         -13.32%
----------------------------------------------------------------------------------------------------------------------

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  First American Large Cap Growth                                  5/1/01         N/A          N/A         -18.53%
----------------------------------------------------------------------------------------------------------------------
  First American Mid Cap Growth                                    5/1/01         N/A          N/A         -16.18%
----------------------------------------------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Core Equity (formerly Equity Income)              2/11/00       -10.24%        N/A          -1.63%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Financial Services                                 5/1/01         N/A          N/A          -3.84%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Health Science                                     5/1/01         N/A          N/A           1.75%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- High Yield                                        2/11/00       -16.12%        N/A         -14.94%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Real Estate Opportunity                            5/1/01         N/A          N/A           0.79%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Technology                                         5/1/01         N/A          N/A         -29.41%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Telecommunications                                 5/1/01         N/A          N/A         -43.87%
----------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES
----------------------------------------------------------------------------------------------------------------------
  Aggressive Growth (Institutional Shares)                        2/11/00       -40.30%        N/A         -42.73%
----------------------------------------------------------------------------------------------------------------------
  Growth (Institutional Shares)                                   2/11/00       -25.79%        N/A         -23.69%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Growth (Institutional Shares)                         2/11/00       -23.52%        N/A         -25.02%
----------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES, INC.
----------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Equity                                        2/11/00        -8.76%        N/A          -0.70%
----------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Small Cap                                     2/11/00        16.97%        N/A          21.16%
----------------------------------------------------------------------------------------------------------------------

LORD, ABBETT SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------
  Growth And Income                                               2/11/00        -8.02%        N/A           7.85%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                    TABLE 4

                                       STANDARD DEATH BENEFIT CONTRACT
              NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1) AS OF DECEMBER 31, 2001
                                       SURRENDER CHARGES NOT DEDUCTED
                                     (TOTAL INSURANCE CHARGES OF 1.40%)
----------------------------------------------------------------------------------------------------------------------
                                                                 SUBACCOUNT                              10 YEAR OR TO
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR       INCEPTION
                                                                    DATE                                      DATE
----------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
----------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                                           2/11/00         7.26%        N/A           6.80%
----------------------------------------------------------------------------------------------------------------------
  Midcap Growth                                                    5/1/01         N/A          N/A         -14.55%
----------------------------------------------------------------------------------------------------------------------
  Partners                                                        2/11/00        -4.19%        N/A           0.36%
----------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
----------------------------------------------------------------------------------------------------------------------
  Pioneer Equity Income VCT                                        1/2/01         N/A          N/A          -7.22%
----------------------------------------------------------------------------------------------------------------------
  Pioneer Europe VCT                                               1/2/01         N/A          N/A         -24.50%
----------------------------------------------------------------------------------------------------------------------
  Pioneer Fund VCT                                                 1/2/01         N/A          N/A         -10.87%
----------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------
  Nova                                                             5/1/00       -24.64%        N/A         -25.64%
----------------------------------------------------------------------------------------------------------------------
  OTC                                                              5/1/00       -36.08%        N/A         -43.94%
----------------------------------------------------------------------------------------------------------------------
  U.S. Government Money Market(2)                                  5/1/01         N/A          N/A           0.39%
----------------------------------------------------------------------------------------------------------------------

SELIGMAN PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  Seligman Communications and Information (Class 2 Shares)         5/1/00         3.60%        N/A         -28.55%
----------------------------------------------------------------------------------------------------------------------
  Seligman Global Technology (Class 2 Shares)                      5/1/00       -23.29%        N/A         -32.95%
----------------------------------------------------------------------------------------------------------------------

STRONG OPPORTUNITY FUND II, INC.
----------------------------------------------------------------------------------------------------------------------
 Strong Opportunity                                               2/11/00        -5.05%        N/A           1.31%
----------------------------------------------------------------------------------------------------------------------

STRONG VARIABLE INSURANCE FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
  Strong Mid Cap Growth                                           2/11/00       -31.74%        N/A         -28.71%
----------------------------------------------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  Worldwide Bond                                                  2/11/00        -6.44%        N/A           -2.44%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Emerging Markets                                      2/11/00        -3.19%        N/A          -31.11%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Hard Assets                                           2/11/00       -11.71%        N/A            2.21%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Real Estate                                           2/11/00         3.86%        N/A           12.93%
----------------------------------------------------------------------------------------------------------------------

(1)Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the subaccount for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(2)An investment in the Money Market Subaccount is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Subaccount will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Subaccount than its total return.

----------------------------------------------------------------------------------------------------------------------

                                                     TABLE 5

                                    GUARANTEED MINIMUM DEATH BENEFIT CONTRACT
              NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1) AS OF DECEMBER 31, 2001
                                         SURRENDER CHARGES NOT DEDUCTED
                                       (TOTAL INSURANCE CHARGES OF 1.70%)
----------------------------------------------------------------------------------------------------------------------
                                                                 SUBACCOUNT                              10 YEAR OR TO
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR       INCEPTION
                                                                    DATE                                      DATE
----------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
----------------------------------------------------------------------------------------------------------------------
  Alger American Growth                                           2/11/00       -13.31%        N/A          -15.38%
----------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap                                 2/11/00       -17.36%        N/A          -24.61%
----------------------------------------------------------------------------------------------------------------------
  Alger American MidCap Growth                                    2/11/00        -8.11%        N/A           -3.49%
----------------------------------------------------------------------------------------------------------------------
  Alger American Small Capitalization                             2/11/00       -30.71%        N/A          -33.63%
----------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  VP Income & Growth                                              2/11/00        -9.91%        N/A           -8.21%
----------------------------------------------------------------------------------------------------------------------
  VP International                                                2/11/00       -30.38%        N/A          -28.47%
----------------------------------------------------------------------------------------------------------------------
  VP Value                                                        2/11/00        10.91%        N/A           21.84%
----------------------------------------------------------------------------------------------------------------------

BERGER INSTITUTIONAL PRODUCTS TRUST
----------------------------------------------------------------------------------------------------------------------
  Berger IPT-- Growth                                             2/11/00       -33.65%        N/A          -31.04%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT-- International                                      2/11/00       -21.62%        N/A          -16.87%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT-- Large Cap Growth                                   2/11/00       -26.53%        N/A          -23.08%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT-- Small Company Growth                               2/11/00       -34.60%        N/A          -28.61%
----------------------------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST
----------------------------------------------------------------------------------------------------------------------
  Balanced                                                        2/11/00        -8.19%        N/A           -6.25%
----------------------------------------------------------------------------------------------------------------------
  Conseco 20 Focus                                                 5/1/00       -46.92%        N/A          -38.37%
----------------------------------------------------------------------------------------------------------------------
  Equity                                                          2/11/00       -11.83%        N/A          -11.60%
----------------------------------------------------------------------------------------------------------------------
  Fixed Income                                                    2/11/00         6.99%        N/A            8.07%
----------------------------------------------------------------------------------------------------------------------
  Government Securities                                           2/11/00         4.34%        N/A            7.62%
----------------------------------------------------------------------------------------------------------------------
  High Yield                                                       5/1/00         1.42%        N/A            2.08%
----------------------------------------------------------------------------------------------------------------------
  Money Market(2)                                                 2/11/00         2.21%        N/A            3.23%
----------------------------------------------------------------------------------------------------------------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH                               2/11/00       -23.89%        N/A          -17.95%
(INITIAL SHARES)
----------------------------------------------------------------------------------------------------------------------

DREYFUS STOCK INDEX (INITIAL SHARES)                              2/11/00       -13.67%        N/A          -10.19%
----------------------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
----------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF-- Disciplined Stock                                 2/11/00       -14.74%        N/A          -11.19%
----------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF-- International Value                               2/11/00       -14.69%        N/A           -6.81%
----------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond (Primary Class)                      2/11/00        -0.34%        N/A           -5.46%
----------------------------------------------------------------------------------------------------------------------
  Federated International Equity                                  2/11/00       -30.62%        N/A          -33.18%
----------------------------------------------------------------------------------------------------------------------
  Federated International Small Company                            5/1/01         N/A          N/A          -21.73%
----------------------------------------------------------------------------------------------------------------------
  Federated Utility                                               2/11/00       -15.18%        N/A          -13.58%
----------------------------------------------------------------------------------------------------------------------

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  First American Large Cap Growth                                  5/1/01         N/A          N/A          -18.70%
----------------------------------------------------------------------------------------------------------------------
  First American Mid Cap Growth                                    5/1/01         N/A          N/A          -16.35%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

                                                     TABLE 5

                                    GUARANTEED MINIMUM DEATH BENEFIT CONTRACT
              NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1) AS OF DECEMBER 31, 2001
                                         SURRENDER CHARGES NOT DEDUCTED
                                       (TOTAL INSURANCE CHARGES OF 1.70%)
----------------------------------------------------------------------------------------------------------------------
                                                                 SUBACCOUNT                              10 YEAR OR TO
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR       INCEPTION
                                                                    DATE                                      DATE
----------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Core Equity (formerly Equity Income)              2/11/00       -10.51%        N/A           -1.93%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Financial Services                                 5/1/01         N/A          N/A           -4.04%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Health Sciences                                    5/1/01         N/A          N/A            1.54%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- High Yield                                        2/11/00       -16.37%        N/A          -15.19%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Real Estate Opportunity                            5/1/01         N/A          N/A            0.59%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Technology                                         5/1/01         N/A          N/A          -29.55%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Telecommunications                                 5/1/01         N/A          N/A          -43.98%
----------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES
----------------------------------------------------------------------------------------------------------------------
  Aggressive Growth (Institutional Shares)                        2/11/00       -40.48%        N/A          -42.91%
----------------------------------------------------------------------------------------------------------------------
  Growth (Institutional Shares)                                   2/11/00       -26.01%        N/A          -23.92%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Growth (Institutional Shares)                         2/11/00       -23.75%        N/A          -25.24%
----------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES, INC.
----------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Equity                                        2/11/00        -9.04%        N/A           -1.00%
----------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Small Cap                                     2/11/00        16.62%        N/A           20.79%
----------------------------------------------------------------------------------------------------------------------

LORD, ABBETT SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------
  Growth And Income                                               2/11/00        -8.30%        N/A           7.53%
----------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
----------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                                           2/11/00         6.94%        N/A           6.48%
----------------------------------------------------------------------------------------------------------------------
  Midcap Growth                                                    5/1/01         N/A          N/A         -14.73%
----------------------------------------------------------------------------------------------------------------------
  Partners                                                        2/11/00        -4.48%        N/A           0.06%
----------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
----------------------------------------------------------------------------------------------------------------------
  Pioneer Equity Income VCT                                        1/2/01         N/A          N/A          -7.49%
----------------------------------------------------------------------------------------------------------------------
  Pioneer Europe VCT                                               1/2/01         N/A          N/A         -24.73%
----------------------------------------------------------------------------------------------------------------------
  Pioneer Fund VCT                                                 1/2/01         N/A          N/A         -11.13%
----------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------
  Nova                                                             5/1/00       -24.87%        N/A         -25.86%
----------------------------------------------------------------------------------------------------------------------
  OTC                                                              5/1/00       -36.27%        N/A         -44.11%
----------------------------------------------------------------------------------------------------------------------
  U.S. Government Money Market(2)                                  5/1/01         N/A          N/A           0.19%
----------------------------------------------------------------------------------------------------------------------

SELIGMAN PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  Seligman Communications and Information (Class 2 Shares)         5/1/00         3.29%        N/A         -28.77%
----------------------------------------------------------------------------------------------------------------------
  Seligman Global Technology (Class 2 Shares)                      5/1/00       -23.53%        N/A         -33.15%
----------------------------------------------------------------------------------------------------------------------

STRONG OPPORTUNITY FUND II, INC.
----------------------------------------------------------------------------------------------------------------------
  Strong Opportunity                                              2/11/00        -5.34%        N/A           1.01%
----------------------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
  Strong Mid Cap Growth                                           2/11/00       -31.95%        N/A         -28.92%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

                                                     TABLE 5

                                    GUARANTEED MINIMUM DEATH BENEFIT CONTRACT
              NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1) AS OF DECEMBER 31, 2001
                                         SURRENDER CHARGES NOT DEDUCTED
                                       (TOTAL INSURANCE CHARGES OF 1.70%)
----------------------------------------------------------------------------------------------------------------------
                                                                 SUBACCOUNT                              10 YEAR OR TO
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR       INCEPTION
                                                                    DATE                                      DATE
----------------------------------------------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  Worldwide Bond                                                  2/11/00        -6.72%        N/A          -2.73%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Emerging Markets                                      2/11/00        -3.48%        N/A         -31.32%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Hard Assets                                           2/11/00       -11.97%        N/A           1.91%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Real Estate                                           2/11/00         3.55%        N/A          12.59%
----------------------------------------------------------------------------------------------------------------------

(1)Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the subaccount for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(2)An investment in the Money Market Subaccount is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Subaccount will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Subaccount than its total return.

----------------------------------------------------------------------------------------------------------------------

                                                         TABLE 6

                   GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT CONTRACT
              NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1) AS OF DECEMBER 31, 2001
                                             SURRENDER CHARGES NOT DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 2.15%)
----------------------------------------------------------------------------------------------------------------------
                                                                 SUBACCOUNT                              10 YEAR OR TO
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR       INCEPTION
                                                                    DATE                                      DATE
----------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
----------------------------------------------------------------------------------------------------------------------
  Alger American Growth                                           2/11/00       -13.57%        N/A         -15.63%
----------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap                                 2/11/00       -17.61%        N/A         -24.84%
----------------------------------------------------------------------------------------------------------------------
  Alger American MidCap Growth                                    2/11/00        -8.39%        N/A          -3.77%
----------------------------------------------------------------------------------------------------------------------
  Alger American Small Capitalization                             2/11/00       -30.92%        N/A         -33.83%
----------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  VP Income & Growth                                              2/11/00       -10.18%        N/A          -8.48%
----------------------------------------------------------------------------------------------------------------------
  VP International                                                2/11/00       -30.59%        N/A         -28.68%
----------------------------------------------------------------------------------------------------------------------
  VP Value                                                        2/11/00        10.58%        N/A          21.47%
----------------------------------------------------------------------------------------------------------------------

BERGER INSTITUTIONAL PRODUCTS TRUST
----------------------------------------------------------------------------------------------------------------------
  Berger IPT-- Growth                                             2/11/00       -33.86%        N/A         -31.25%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT-- International                                      2/11/00       -21.86%        N/A         -17.12%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT-- Large Cap Growth                                   2/11/00       -26.75%        N/A         -23.31%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT-- Small Company Growth                               2/11/00       -34.80%        N/A         -28.82%
----------------------------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST
----------------------------------------------------------------------------------------------------------------------
  Balanced                                                        2/11/00        -8.46%        N/A          -6.53%
----------------------------------------------------------------------------------------------------------------------
  Conseco 20 Focus                                                 5/1/00       -47.08%        N/A         -38.56%
----------------------------------------------------------------------------------------------------------------------
  Equity                                                          2/11/00       -12.09%        N/A         -11.87%
----------------------------------------------------------------------------------------------------------------------
  Fixed Income                                                    2/11/00         6.67%        N/A           7.75%
----------------------------------------------------------------------------------------------------------------------
  Government Securities                                           2/11/00         4.02%        N/A           7.30%
----------------------------------------------------------------------------------------------------------------------
  High Yield                                                       5/1/00         1.12%        N/A           1.77%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

                                                         TABLE 6

                   GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT CONTRACT
              NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1) AS OF DECEMBER 31, 2001
                                             SURRENDER CHARGES NOT DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 2.15%)
----------------------------------------------------------------------------------------------------------------------
                                                                 SUBACCOUNT                              10 YEAR OR TO
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR       INCEPTION
                                                                    DATE                                      DATE
----------------------------------------------------------------------------------------------------------------------
  Money Market(2)                                                 2/11/00         1.90%        N/A           2.92%
----------------------------------------------------------------------------------------------------------------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH                               2/11/00       -24.12%        N/A         -18.19%
(INITIAL SHARES)
----------------------------------------------------------------------------------------------------------------------

DREYFUS STOCK INDEX (INITIAL SHARES)                              2/11/00       -13.93%        N/A         -10.46%
----------------------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
----------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF-- Disciplined Stock                                 2/11/00       -15.00%        N/A         -11.45%
----------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF-- International Value                               2/11/00       -14.95%        N/A          -7.09%
----------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond (Primary Shares)                     2/11/00        -0.64%        N/A           -5.75%
----------------------------------------------------------------------------------------------------------------------
  Federated International Equity                                  2/11/00       -30.83%        N/A          -33.38%
----------------------------------------------------------------------------------------------------------------------
  Federated International Small Company                            5/1/01         N/A          N/A          -21.88%
----------------------------------------------------------------------------------------------------------------------
  Federated Utility                                               2/11/00       -15.44%        N/A          -13.84%
----------------------------------------------------------------------------------------------------------------------

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  First American Large Cap Growth                                  5/1/01         N/A          N/A          -18.86%
----------------------------------------------------------------------------------------------------------------------
  First American Mid Cap Growth                                    5/1/01         N/A          N/A          -16.52%
----------------------------------------------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Core Equity (formerly Equity Income)              2/11/00       -10.78%        N/A           -2.22%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Financial Services                                 5/1/01         N/A          N/A           -4.23%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Health Sciences                                    5/1/01         N/A          N/A            1.34%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- High Yield                                        2/11/00       -16.62%        N/A          -15.45%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Real Estate Opportunity                            5/1/01         N/A          N/A            0.39%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Technology                                         5/1/01         N/A          N/A          -29.69%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Telecommunications                                 5/1/01         N/A          N/A          -44.09%
----------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES
----------------------------------------------------------------------------------------------------------------------
  Aggressive Growth (Institutional Shares)                        2/11/00       -40.66%        N/A          -43.08%
----------------------------------------------------------------------------------------------------------------------
  Growth (Institutional Shares)                                   2/11/00       -26.24%        N/A          -24.15%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Growth (Institutional Shares)                         2/11/00       -23.98%        N/A          -25.47%
----------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES, INC.
----------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Equity                                        2/11/00        -9.31%        N/A           -1.30%
----------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Small Cap                                     2/11/00        16.27%        N/A           20.43%
----------------------------------------------------------------------------------------------------------------------

LORD ABBETT SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------
  Growth And Income                                               2/11/00       -8.58%         N/A            7.20%
----------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
----------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                                           2/11/00         6.62%        N/A            6.16%
----------------------------------------------------------------------------------------------------------------------
  Midcap Growth                                                    5/1/01         N/A          N/A          -14.90%
----------------------------------------------------------------------------------------------------------------------
  Partners                                                        2/11/00        -4.76%        N/A           -0.24%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

                                                         TABLE 6

                   GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT CONTRACT
              NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1) AS OF DECEMBER 31, 2001
                                             SURRENDER CHARGES NOT DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 2.15%)
----------------------------------------------------------------------------------------------------------------------
                                                                 SUBACCOUNT                              10 YEAR OR TO
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR       INCEPTION
                                                                    DATE                                      DATE
----------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
----------------------------------------------------------------------------------------------------------------------
  Pioneer Equity Income VCT                                        1/2/01         N/A          N/A           -7.77%
----------------------------------------------------------------------------------------------------------------------
  Pioneer Europe VCT                                               1/2/01         N/A          N/A          -24.95%
----------------------------------------------------------------------------------------------------------------------
  Pioneer Fund VCT                                                 1/2/01         N/A          N/A          -11.40%
----------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------
  Nova                                                             5/1/00       -25.10%        N/A          -26.08%
----------------------------------------------------------------------------------------------------------------------
  OTC                                                              5/1/00       -36.46%        N/A          -44.28%
----------------------------------------------------------------------------------------------------------------------
  U.S. Government Money Market(2)                                  5/1/01         N/A          N/A           -0.01%
----------------------------------------------------------------------------------------------------------------------

SELIGMAN PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  Seligman Communications and Information (Class 2 Shares)         5/1/00         2.98%        N/A          -28.98%
----------------------------------------------------------------------------------------------------------------------
  Seligman Global Technology (Class 2 Shares)                      5/1/00       -23.76%        N/A          -33.35%
----------------------------------------------------------------------------------------------------------------------

STRONG OPPORTUNITY FUND II, INC.
----------------------------------------------------------------------------------------------------------------------
  Strong Opportunity                                              2/11/00        -5.62%        N/A            0.71%
----------------------------------------------------------------------------------------------------------------------

STRONG VARIABLE INSURANCE FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
  Strong Mid Cap Growth                                           2/11/00       -32.15%        N/A          -29.14%
----------------------------------------------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  Worldwide Bond                                                  2/11/00        -7.00%        N/A           -3.02%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Emerging Markets                                      2/11/00        -3.77%        N/A          -31.53%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Hard Assets                                           2/11/00       -12.24%        N/A            1.60%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Real Estate                                           2/11/00         3.24%        N/A           12.26%
----------------------------------------------------------------------------------------------------------------------

(1)Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the subaccount for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(2)An investment in the Money Market Subaccount is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Subaccount will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Subaccount than its total return.

TIME PERIODS BEFORE THE DATE THE SUBACCOUNTS COMMENCED OPERATIONS

We may also disclose non-standardized total return for time periods before a Subaccount commenced operations. This performance data is based on the actual performance of the portfolios since their inception, adjusted to reflect the effect of the current level of charges that apply to the Subaccounts under the Contract.

TABLES OF ADJUSTED HISTORIC TOTAL RETURN QUOTATIONS FOR THE PORTFOLIOS

The tables below set out the adjusted historic total returns for the portfolios for various periods as of December 31, 2001. This performance data is based on the actual performance of the portfolios since their inception, adjusted to reflect the effect of the current level of charges that apply to the Subaccounts under the Contract, except that surrender charges and the contract maintenance charge are not deducted.

Non-standard adjusted historic total returns for the portfolios as of December 31, 2001 are shown in the following Tables.

     >> Table 7 shows the adjusted portfolio performance for a Contract with the standard death benefit, and reflects the deduction of the 1.40% insurance charges.

     >> Table 8 shows the adjusted portfolio performance for a Contract with the guaranteed minimum death benefit, and reflects the deduction of the 1.70% insurance charges.

     >> Table 9 shows the adjusted portfolio performance for a Contract with the guaranteed minimum death benefit and guaranteed minimum income benefit, and reflects the deduction of the 2.15% insurance charges.

The Tables do NOT reflect the deduction of surrender charges or the $30 contract maintenance charge. Non-standard adjusted historic total returns of the portfolios would be lower if these charges were deducted.

----------------------------------------------------------------------------------------------------------------------

                                                         TABLE 7

                                           STANDARD DEATH BENEFIT CONTRACT
             NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE PORTFOLIOS AS OF DECEMBER 31, 2001
                                             SURRENDER CHARGES NOT DEDUCTED
                                          (TOTAL INSURANCE CHARGES OF 1.40%)
----------------------------------------------------------------------------------------------------------------------
                                                                 PORTFOLIO                               10 YEAR OR TO
                          PORTFOLIO                              INCEPTION      1 YEAR        5 YEAR       INCEPTION
                                                                    DATE                                      DATE
----------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
----------------------------------------------------------------------------------------------------------------------
  Alger American Growth                                            1/9/89       -13.05%       11.88%        14.92%
----------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap                                 1/25/95       -17.11%       14.78%        21.30%
----------------------------------------------------------------------------------------------------------------------
  Alger American MidCap Growth                                     5/3/93        -7.83%       13.18%        18.52%
----------------------------------------------------------------------------------------------------------------------
  Alger American Small Capitalization                             9/21/88       -30.50%       -2.37%         4.58%
----------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  VP Income & Growth                                              10/30/97       -9.64%        N/A           5.44%
----------------------------------------------------------------------------------------------------------------------
  VP International                                                 5/1/94       -30.17%        4.98%         7.73%
----------------------------------------------------------------------------------------------------------------------
  VP Value                                                         5/1/96        11.24%       10.54%        11.31%
----------------------------------------------------------------------------------------------------------------------

BERGER INSTITUTIONAL PRODUCTS TRUST
----------------------------------------------------------------------------------------------------------------------
  Berger IPT-- Growth                                              5/1/96       -33.45%        0.56%         1.06%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT-- International                                       5/1/97       -21.38%        N/A           0.05%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT-- Large Cap Growth                                    5/1/96       -26.31%        9.10%         9.88%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT-- Small Company Growth                                5/1/96       -34.40%        6.62%         5.57%
----------------------------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST
----------------------------------------------------------------------------------------------------------------------
  Balanced                                                         5/3/93        -7.91%        9.71%        11.57%
----------------------------------------------------------------------------------------------------------------------
  Conseco 20 Focus                                                 5/1/00       -46.76%        N/A         -38.18%
----------------------------------------------------------------------------------------------------------------------
  Equity                                                          12/3/65       -11.56%       11.96%        14.58%
----------------------------------------------------------------------------------------------------------------------
  Fixed Income                                                     5/3/93         7.32%        5.41%         5.48%
----------------------------------------------------------------------------------------------------------------------
  Government Securities                                            5/3/93         4.65%        4.56%         4.06%
----------------------------------------------------------------------------------------------------------------------
  High Yield                                                       5/1/00         1.73%        N/A           2.39%
----------------------------------------------------------------------------------------------------------------------
  Money Market                                                    5/19/81         2.52%        3.63%         3.11%
----------------------------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH (INITIAL SHARES)              10/7/93       -23.66%        6.84%        12.45%
----------------------------------------------------------------------------------------------------------------------

DREYFUS STOCK INDEX (INITIAL SHARES)                              9/29/89       -13.41%        8.93%        12.87%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

                                                         TABLE 7

                                           STANDARD DEATH BENEFIT CONTRACT
             NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE PORTFOLIOS AS OF DECEMBER 31, 2001
                                             SURRENDER CHARGES NOT DEDUCTED
                                          (TOTAL INSURANCE CHARGES OF 1.40%)
----------------------------------------------------------------------------------------------------------------------
                                                                 PORTFOLIO                               10 YEAR OR TO
                          PORTFOLIO                              INCEPTION      1 YEAR        5 YEAR       INCEPTION
                                                                    DATE                                      DATE
----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
----------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF-- Disciplined Stock                                  5/1/96       -14.48%        6.23%         8.52%
----------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF-- International Value                                5/1/96       -14.43%        2.52%         2.52%
----------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond (Primary Class)                       3/1/94        -0.04%        0.51%         3.58%
----------------------------------------------------------------------------------------------------------------------
  Federated International Equity                                   5/8/95       -30.41%        5.51%         5.65%
----------------------------------------------------------------------------------------------------------------------
  Federated International Small Company                            5/1/00       -30.99%        N/A         -30.71%
----------------------------------------------------------------------------------------------------------------------
  Federated Utility                                               2/10/94       -14.93%        1.48%         5.46%
----------------------------------------------------------------------------------------------------------------------

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  First American Large Cap Growth                                  5/1/01         N/A          N/A         -18.53%
----------------------------------------------------------------------------------------------------------------------
  First American Mid Cap Growth                                    5/1/01         N/A          N/A         -16.18%
----------------------------------------------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Core Equity (formerly Equity Income)              8/10/94       -10.24%        8.63%        12.75%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Financial Services                                9/20/99       -11.14%        N/A           8.68%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Health Sciences                                   7/28/97       -13.81%        N/A          13.78%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- High Yield                                        5/27/94       -16.12%       -1.83%         2.67%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Real Estate Opportunity                            4/1/98        -2.15%        N/A           0.59%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Technology                                        7/14/97       -46.59%        N/A           8.69%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Telecommunications                                9/20/99       -54.65%        N/A         -23.60%
----------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES
----------------------------------------------------------------------------------------------------------------------
  Aggressive Growth (Institutional Shares)                        9/13/93       -40.30%        5.68%        12.76%
----------------------------------------------------------------------------------------------------------------------
  Growth (Institutional Shares)                                   9/13/93       -25.79%        7.62%        12.45%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Growth (Institutional Shares)                         9/13/93       -23.52%        9.67%        14.37%
----------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES, INC.
----------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Equity                                        3/18/98        -8.76%        N/A           1.33%
----------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Small Cap                                     11/4/97        16.97%        N/A           7.67%
----------------------------------------------------------------------------------------------------------------------

LORD ABBETT SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------
  Growth And Income                                               12/11/89       -8.02%       10.59%        10.79%
----------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
----------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                                           9/10/84         7.26%        4.23%         4.25%
----------------------------------------------------------------------------------------------------------------------
  Midcap Growth                                                   11/3/97       -25.70%        N/A          12.83%
----------------------------------------------------------------------------------------------------------------------
  Partners                                                        3/22/94        -4.19%        6.12%        12.19%
----------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
----------------------------------------------------------------------------------------------------------------------
  Pioneer Equity Income VCT                                       9/14/99        -8.45%        N/A           0.58%
----------------------------------------------------------------------------------------------------------------------
  Pioneer Europe VCT                                               1/2/01         N/A          N/A         -24.50%
----------------------------------------------------------------------------------------------------------------------
  Pioneer Fund VCT                                                 5/1/00       -12.34%        N/A          -8.98%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

                                                         TABLE 7

                                           STANDARD DEATH BENEFIT CONTRACT
             NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE PORTFOLIOS AS OF DECEMBER 31, 2001
                                             SURRENDER CHARGES NOT DEDUCTED
                                          (TOTAL INSURANCE CHARGES OF 1.40%)
----------------------------------------------------------------------------------------------------------------------
                                                                 PORTFOLIO                               10 YEAR OR TO
                          PORTFOLIO                              INCEPTION      1 YEAR        5 YEAR       INCEPTION
                                                                    DATE                                      DATE
----------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------
  Nova                                                             5/7/97       -24.64%        N/A           2.41%
----------------------------------------------------------------------------------------------------------------------
  OTC                                                              5/7/97       -36.08%        N/A           8.77%
----------------------------------------------------------------------------------------------------------------------
  U.S. Government Money Market(2)                                 11/2/98         1.32%        N/A           2.40%
----------------------------------------------------------------------------------------------------------------------

SELIGMAN PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  Seligman Communications and Information (Class 2 Shares)         5/1/00         3.60%        N/A         -28.55%
----------------------------------------------------------------------------------------------------------------------
  Seligman Global Technology (Class 2 Shares)                      5/1/00       -23.29%        N/A         -32.95%
----------------------------------------------------------------------------------------------------------------------

STRONG OPPORTUNITY FUND II, INC.
----------------------------------------------------------------------------------------------------------------------
  Strong Opportunity                                               5/8/92        -5.05%       13.02%        15.21%
----------------------------------------------------------------------------------------------------------------------

STRONG VARIABLE INSURANCE FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
  Strong Mid Cap Growth                                           12/31/96      -31.74%       11.30%        11.30%
----------------------------------------------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  Worldwide Bond                                                   9/1/89        -6.44%       -0.83%         3.40%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Emerging Markets                                      12/21/95       -3.19%       -9.10%        -4.28%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Hard Assets                                            9/1/89       -11.71%       -5.23%         6.05%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Real Estate                                           6/23/97         3.86%        N/A           4.47%
----------------------------------------------------------------------------------------------------------------------

(1)Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(2)An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Portfolio than its total return.

----------------------------------------------------------------------------------------------------------------------

                                                         TABLE 8

                                         GUARANTEED MINIMUM DEATH BENEFIT CONTRACT
             NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE PORTFOLIOS AS OF DECEMBER 31, 2001
                                              SURRENDER CHARGES NOT DEDUCTED
                                             (TOTAL INSURANCE CHARGES OF 1.70%)
----------------------------------------------------------------------------------------------------------------------
                                                                 PORTFOLIO                               10 YEAR OR TO
                          PORTFOLIO                              INCEPTION      1 YEAR        5 YEAR       INCEPTION
                                                                    DATE                                      DATE
----------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
----------------------------------------------------------------------------------------------------------------------
  Alger American Growth                                            1/9/89       -13.31%       11.44%        14.43%
----------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap                                 1/25/95       -17.36%       14.32%        20.71%
----------------------------------------------------------------------------------------------------------------------
  Alger American MidCap Growth                                     5/3/93        -8.11%       13.12%        18.22%
----------------------------------------------------------------------------------------------------------------------
  Alger American Small Capitalization                             9/21/88       -30.71%       -2.75%         4.05%
----------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  VP Income & Growth                                              10/30/97       -9.91%        N/A           5.12%
----------------------------------------------------------------------------------------------------------------------
  VP International                                                 5/1/94       -30.38%        4.57%         7.20%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

                                                         TABLE 8

                                         GUARANTEED MINIMUM DEATH BENEFIT CONTRACT
             NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE PORTFOLIOS AS OF DECEMBER 31, 2001
                                              SURRENDER CHARGES NOT DEDUCTED
                                             (TOTAL INSURANCE CHARGES OF 1.70%)
----------------------------------------------------------------------------------------------------------------------
                                                                 PORTFOLIO                               10 YEAR OR TO
                          PORTFOLIO                              INCEPTION      1 YEAR        5 YEAR       INCEPTION
                                                                    DATE                                      DATE
----------------------------------------------------------------------------------------------------------------------
  VP Value Fund                                                    5/1/96        10.91%        9.91%        10.71%
----------------------------------------------------------------------------------------------------------------------

BERGER INSTITUTIONAL PRODUCTS TRUST
----------------------------------------------------------------------------------------------------------------------
  Berger IPT-- Growth                                              5/1/96       -33.65%        0.18%         0.63%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT-- International                                       5/1/97       -21.62%        N/A          -0.25%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT-- Large Cap Growth                                    5/1/96       -26.53%        8.78%         9.55%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT-- Small Company Growth                                5/1/96       -34.60%        6.20%         5.13%
----------------------------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST
----------------------------------------------------------------------------------------------------------------------
  Balanced                                                         5/3/93        -8.19%        9.39%        11.23%
----------------------------------------------------------------------------------------------------------------------
  Conseco 20 Focus                                                 5/1/00       -46.92%        N/A         -38.37%
----------------------------------------------------------------------------------------------------------------------
  Equity                                                          12/3/65       -11.83%       11.63%        14.24%
----------------------------------------------------------------------------------------------------------------------
  Fixed Income                                                     5/3/93         6.99%        5.01%         4.99%
----------------------------------------------------------------------------------------------------------------------
  Government Securities                                            5/3/93         4.34%        4.25%         3.74%
----------------------------------------------------------------------------------------------------------------------
  High Yield                                                       5/1/00         1.42%        N/A           2.08%
----------------------------------------------------------------------------------------------------------------------
  Money Market                                                    5/19/81         2.21%        3.31%         2.79%
----------------------------------------------------------------------------------------------------------------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH(INITIAL SHARES)               10/7/93       -23.89%        6.45%        11.87%
----------------------------------------------------------------------------------------------------------------------

DREYFUS STOCK INDEX (INITIAL SHARES)                              9/29/89       -13.67%        8.51%        12.36%
----------------------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
----------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF-- Disciplined Stock                                  5/1/96       -14.74%        5.97%         8.20%
----------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF-- International Value                                5/1/96       -14.69%        2.28%         2.23%
----------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond (Primary Class)                       3/1/94        -0.34%        0.26%         3.20%
----------------------------------------------------------------------------------------------------------------------
  Federated International Equity                                   5/8/95       -30.62%        5.10%         5.16%
----------------------------------------------------------------------------------------------------------------------
  Federated International Small Company                            5/1/00       -31.20%        N/A         -30.92%
----------------------------------------------------------------------------------------------------------------------
  Federated Utility                                               2/10/94       -15.18%        1.15%         4.97%
----------------------------------------------------------------------------------------------------------------------

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  First American Large Cap Growth                                  5/1/01         N/A          N/A         -18.70%
----------------------------------------------------------------------------------------------------------------------
  First American Mid Cap Growth                                    5/1/01         N/A          N/A         -16.35%
----------------------------------------------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Core Equity (formerly Equity Income)              8/10/94       -10.51%        8.27%        12.39%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Financial Services                                9/20/99       -11.41%        N/A           8.35%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Health Sciences                                   7/28/97       -14.07%        N/A          13.44%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- High Yield                                        5/27/94       -16.37%       -2.16%         2.34%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Real Estate Opportunity                            4/1/98        -2.45%        N/A           0.29%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Technology                                        7/14/97       -46.75%        N/A           8.37%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Telecommunications                                9/20/99       -54.79%        N/A         -23.83%
----------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES
----------------------------------------------------------------------------------------------------------------------
  Aggressive Growth (Institutional Shares)                        9/13/93       -40.48%        5.27%        12.19%
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------

                                                         TABLE 8

                                         GUARANTEED MINIMUM DEATH BENEFIT CONTRACT
             NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE PORTFOLIOS AS OF DECEMBER 31, 2001
                                              SURRENDER CHARGES NOT DEDUCTED
                                             (TOTAL INSURANCE CHARGES OF 1.70%)
----------------------------------------------------------------------------------------------------------------------
                                                                 PORTFOLIO                               10 YEAR OR TO
                          PORTFOLIO                              INCEPTION      1 YEAR        5 YEAR       INCEPTION
                                                                    DATE                                      DATE
----------------------------------------------------------------------------------------------------------------------
  Growth (Institutional Shares)                                   9/13/93       -26.01%        7.21%        11.87%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Growth (Institutional Shares)                         9/13/93       -23.75%        9.24%        13.79%
----------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES, INC.
----------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Equity                                        3/18/98        -9.04%        N/A           1.03%
----------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Small Cap                                     11/4/97        16.62%        N/A           7.28%
----------------------------------------------------------------------------------------------------------------------

LORD ABBETT SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------
  Growth And Income                                               12/11/89       -8.30%       10.26%        10.46%
----------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
----------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                                           9/10/84         6.94%        3.82%         5.63%
----------------------------------------------------------------------------------------------------------------------
  Midcap Growth                                                   11/3/97       -25.93%        N/A          12.49%
----------------------------------------------------------------------------------------------------------------------
  Partners                                                        3/22/94        -4.48%        5.70%        11.62%
----------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
----------------------------------------------------------------------------------------------------------------------
  Pioneer Equity Income VCT                                       9/14/99        -8.72%        N/A           0.28%
----------------------------------------------------------------------------------------------------------------------
  Pioneer Europe VCT                                               1/2/01         N/A          N/A         -24.73%
----------------------------------------------------------------------------------------------------------------------
  Pioneer Fund VCT                                                 5/1/00       -12.60%        N/A          -9.26%
----------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------
  Nova                                                             5/7/97       -24.87%        N/A           2.10%
----------------------------------------------------------------------------------------------------------------------
  OTC                                                              5/7/97       -36.27%        N/A           8.45%
----------------------------------------------------------------------------------------------------------------------
  U.S. Government Money Market(2)                                 11/2/98         1.01%        N/A           2.10%
----------------------------------------------------------------------------------------------------------------------

SELIGMAN PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  Seligman Communications and Information (Class 2 Shares)         5/1/00         3.29%        N/A          -28.77%
----------------------------------------------------------------------------------------------------------------------
  Seligman Global Technology (Class 2 Shares)                      5/1/00       -23.53%        N/A          -33.15%
----------------------------------------------------------------------------------------------------------------------

STRONG OPPORTUNITY FUND II, INC.
----------------------------------------------------------------------------------------------------------------------
  Strong Opportunity                                               5/8/92        -5.34%       12.61%         14.60%
----------------------------------------------------------------------------------------------------------------------

STRONG VARIABLE INSURANCE FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
  Strong Mid Cap Growth                                           12/31/96      -31.95%       11.41%         11.40%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  Worldwide Bond                                                   9/1/89        -6.72%       -1.13%          3.09%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Emerging Markets                                      12/21/95       -3.48%       -9.38%         -4.57%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Hard Assets                                            9/1/89       -11.97%       -5.52%          5.73%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Real Estate                                           6/23/97         3.55%        N/A            4.16%
----------------------------------------------------------------------------------------------------------------------

(1)Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(2)An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Portfolio than its total return.


---------------------------------------------------------------------------------------------------------------------

                                                       TABLE 9

                   GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT CONTRACT
              NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE PORTFOLIOS AS OF DECEMBER 31, 2001
                                           SURRENDER CHARGES NOT DEDUCTED
                                         (TOTAL INSURANCE CHARGES OF 2.15%)
----------------------------------------------------------------------------------------------------------------------
                                                                 PORTFOLIO                               10 YEAR OR TO
                          PORTFOLIO                              INCEPTION      1 YEAR        5 YEAR       INCEPTION
                                                                    DATE                                      DATE
----------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
----------------------------------------------------------------------------------------------------------------------
  Alger American Growth                                            1/9/89       -13.57%       11.11%        14.09%
----------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap                                 1/25/95       -17.61%       13.97%        20.34%
----------------------------------------------------------------------------------------------------------------------
  Alger American MidCap Growth                                     5/3/93        -8.39%       12.78%        17.87%
----------------------------------------------------------------------------------------------------------------------
  Alger American Small Capitalization                             9/21/88       -30.92%       -3.04%         3.73%
----------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  VP Income & Growth                                              10/30/97      -10.18%        N/A           4.81%
----------------------------------------------------------------------------------------------------------------------
  VP International                                                 5/1/94       -30.59%        4.26%         6.88%
----------------------------------------------------------------------------------------------------------------------
  VP Value                                                         5/1/96        10.58%        9.58%        10.38%
----------------------------------------------------------------------------------------------------------------------

BERGER INSTITUTIONAL PRODUCTS TRUST
----------------------------------------------------------------------------------------------------------------------
  Berger IPT-- Growth                                              5/1/96       -33.86%       -0.13%         0.33%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT-- International                                       5/1/97       -21.86%        N/A          -0.55%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT-- Large Cap Growth                                    5/1/96       -26.75%        8.45%         9.22%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT-- Small Company Growth                                5/1/96       -34.80%        5.89%         4.81%
----------------------------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST
----------------------------------------------------------------------------------------------------------------------
  Balanced                                                         5/3/93        -8.46%        9.06%        10.90%
----------------------------------------------------------------------------------------------------------------------
  Conseco 20 Focus                                                 5/1/00       -47.08%        N/A         -38.56%
----------------------------------------------------------------------------------------------------------------------
  Equity                                                          12/3/65       -12.09%       11.29%        13.90%
----------------------------------------------------------------------------------------------------------------------
  Fixed Income                                                     5/3/93         6.67%        4.69%         4.68%
----------------------------------------------------------------------------------------------------------------------
  Government Securities                                            5/3/93         4.02%        3.94%         3.43%
----------------------------------------------------------------------------------------------------------------------
  High Yield                                                       5/1/00         1.12%        N/A           1.77%
----------------------------------------------------------------------------------------------------------------------
  Money Market                                                    5/19/81         1.90%        3.00%         2.49%
----------------------------------------------------------------------------------------------------------------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH (INITIAL SHARES)              10/7/93       -24.12%        6.13%        11.53%
----------------------------------------------------------------------------------------------------------------------

DREYFUS STOCK INDEX (INITIAL SHARES)                              9/29/89       -13.93%        8.19%        12.02%
----------------------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
----------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF-- Disciplined Stock                                  5/1/96       -15.00%        5.66%         7.88%
----------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF-- International Value                                5/1/96       -14.95%        1.97%         1.92%
----------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond (Primary Class)                       3/1/94        -0.64%       -0.04%         2.90%
----------------------------------------------------------------------------------------------------------------------
  Federated International Equity                                   5/8/95       -30.83%        4.78%         4.84%
----------------------------------------------------------------------------------------------------------------------
  Federated International Small Company                            5/1/00       -31.41%        N/A         -31.13%
----------------------------------------------------------------------------------------------------------------------
  Federated Utility                                               2/10/94       -15.44%        0.85%         4.66%
----------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------

                                                       TABLE 9

                   GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT CONTRACT
              NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE PORTFOLIOS AS OF DECEMBER 31, 2001
                                           SURRENDER CHARGES NOT DEDUCTED
                                         (TOTAL INSURANCE CHARGES OF 2.15%)
----------------------------------------------------------------------------------------------------------------------
                                                                 PORTFOLIO                               10 YEAR OR TO
                          PORTFOLIO                              INCEPTION      1 YEAR        5 YEAR       INCEPTION
                                                                    DATE                                      DATE
----------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  First American Large Cap Growth                                  5/1/01         N/A          N/A         -18.86%
----------------------------------------------------------------------------------------------------------------------
  First American Mid Cap Growth                                    5/1/01         N/A          N/A         -16.52%
----------------------------------------------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Core Equity (formerly Equity Income)              8/10/94       -10.78%        7.95%        12.05%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Financial Services                                9/20/99       -11.68%        N/A           8.03%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Health Sciences                                   7/28/97       -14.33%        N/A          13.10%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- High Yield                                        5/27/94       -16.62%       -2.45%         2.04%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Real Estate Opportunity                            4/1/98        -2.74%        N/A          -0.01%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Technology                                        7/14/97       -46.91%        N/A           8.04%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Telecommunications                                9/20/99       -54.93%        N/A         -24.06%
----------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES
----------------------------------------------------------------------------------------------------------------------
  Aggressive Growth (Institutional Shares)                        9/13/93       -40.66%        4.95%        11.85%
----------------------------------------------------------------------------------------------------------------------
  Growth (Institutional Shares)                                   9/13/93       -26.24%        6.89%        11.54%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Growth (Institutional Shares)                         9/13/93       -23.98%        8.92%        13.45%
----------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES, INC.
----------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Equity                                        3/18/98        -9.31%        N/A           0.73%
----------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Small Cap                                     11/4/97        16.27%        N/A           6.96%
----------------------------------------------------------------------------------------------------------------------

LORD ABBETT SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------
  Growth And Income                                               12/11/89       -8.58%        9.93%        10.13%
----------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
----------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                                           9/10/84        6.62%        3.50%          5.31%
----------------------------------------------------------------------------------------------------------------------
  Midcap Growth                                                   11/3/97       -26.15%        N/A          12.15%
----------------------------------------------------------------------------------------------------------------------
  Partners                                                        3/22/94       -4.76%        5.38%         11.29%
----------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
----------------------------------------------------------------------------------------------------------------------
  Pioneer Equity Income VCT                                       9/14/99        -9.00%        N/A          -0.02%
----------------------------------------------------------------------------------------------------------------------
  Pioneer Europe VCT                                               1/2/01         N/A          N/A         -24.95%
----------------------------------------------------------------------------------------------------------------------
  Pioneer Fund VCT                                                 5/1/00       -12.86%        N/A          -9.53%
----------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------
  Nova                                                             5/7/97       -25.10%        N/A           1.80%
----------------------------------------------------------------------------------------------------------------------
  OTC                                                              5/7/97       -36.46%        N/A           8.12%
----------------------------------------------------------------------------------------------------------------------
  U.S. Government Money Market(2)                                 11/2/98         0.70%        N/A           1.79%
----------------------------------------------------------------------------------------------------------------------

SELIGMAN PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  Seligman Communications and Information (Class 2 Shares)         5/1/00         2.98%        N/A         -28.98%
----------------------------------------------------------------------------------------------------------------------
  Seligman Global Technology (Class 2 Shares)                      5/1/00       -23.76%        N/A         -33.35%
----------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------

                                                       TABLE 9

                   GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT CONTRACT
              NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE PORTFOLIOS AS OF DECEMBER 31, 2001
                                           SURRENDER CHARGES NOT DEDUCTED
                                         (TOTAL INSURANCE CHARGES OF 2.15%)
----------------------------------------------------------------------------------------------------------------------
                                                                 PORTFOLIO                               10 YEAR OR TO
                          PORTFOLIO                              INCEPTION      1 YEAR        5 YEAR       INCEPTION
                                                                    DATE                                      DATE
----------------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II, INC.
----------------------------------------------------------------------------------------------------------------------
  Strong Opportunity                                               5/8/92        -5.62%       12.27%        14.26%
----------------------------------------------------------------------------------------------------------------------

STRONG VARIABLE INSURANCE FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
  Strong Mid Cap Growth                                           12/31/96      -32.15%       11.07%        11.06%
----------------------------------------------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  Worldwide Bond                                                   9/1/89        -7.00%       -1.43%         2.78%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Emerging Markets                                      12/21/95       -3.77%       -9.65%        -4.86%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Hard Assets                                            9/1/89       -12.24%       -5.80%         5.41%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Real Estate                                           6/23/97         3.24%        N/A           3.85%
----------------------------------------------------------------------------------------------------------------------

(1)Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(2)An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Portfolio than its total return.

C.  OTHER PERFORMANCE DATA

HISTORICAL UNIT VALUES. We may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, we may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES. Performance data for the Subaccounts may be compared in advertisements, sales literature and reports to contract owners with the investment returns of various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indices, and other groups of variable annuity separate accounts or other investment products tracked by Morningstar, Inc., a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria, such as Lipper Variable Insurance Products Performance Analysis Service or the VARDS Report.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted.

Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger. Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

OTHER DATA. Reports and promotional literature may also contain other information, including the effect of tax-deferred compounding on an investment options performance returns, or returns in general, which may be illustrated by graphs, Tables or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Reports and promotional literature may also contain the ratings we have received from independent rating agencies. However, we do not guarantee the investment performance of the Subaccounts or the investment funds.


                               ANNUITY PROVISIONS

The Company makes available payment plans on a fixed and variable basis.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the Contract Maintenance Charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.


                             INDEPENDENT ACCOUNTANTS

The financial statements included in this Statement of Additional Information of Conseco Variable Annuity Account H and Conseco Variable Insurance Company have been audited by PricewaterhouseCoopers LLP, independent accountants, for the periods indicated in their reports as stated in their opinion given on the authority of such firm as experts in accounting and auditing. The principal business address of PricewaterhouseCoopers LLP is 300 Meridian Street, Indianapolis, Indiana 46204.

                                  LEGAL MATTERS

Sutherland Asbill & Brennan LLP of Washington, DC has provided advice on certain matters relating to the federal securities laws.

                                  DISTRIBUTION

Conseco Equity Sales, Inc., an affiliate of the Company, acts as the distributor. The offering is on a continuous basis.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                              FINANCIAL STATEMENTS

The financial statements of the Company included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                                                                      [LOGO] (R)
                                                                     CONSECO (R)
                                                                    STEP UP.(SM)

CONSECO VARIABLE INSURANCE COMPANY





ANNUAL REPORT
TO CONTRACT OWNERS
DECEMBER 31, 2001



                                              CONSECO VARIABLE ANNUITY ACCOUNT H

ANNUAL REPORT TO CONTRACT OWNERS

TABLE OF CONTENTS

DECEMBER 31, 2001

===============================================================================


CONSECO VARIABLE ANNUITY ACCOUNT H                                                                                            PAGE
Statement of Assets and Liabilities as of December 31, 2001................................................................      2
Statement of Assets and Liabilities - Unit Progression for the Period Ended December 31, 2001..............................     10
Statements of Operations and Statements of Changes in Net Assets for the for the Period Ended December 31, 2001............     12
Statements of Operations and Statements of Changes in Net Assets for the Period February 11, 2000 through December 31, 2000     22
Notes to Financial Statements..............................................................................................     30
Report of Independent Accountants .........................................................................................     32

CONSECO VARIABLE ANNUITY ACCOUNT H
STATEMENT OF ASSETS AND LIABILITIES



DECEMBER 31, 2001


===================================================================================================================================
                                                                                              SHARES        COST           VALUE
-----------------------------------------------------------------------------------------------------------------------------------

Assets:
   Investments in portfolio shares, at net asset value (Note 2):
     The Alger American Fund:
       Growth Portfolio................................................................        63,248.4  $2,863,423     $2,325,644
       Leveraged AllCap Portfolio......................................................        78,020.1   2,901,103      2,461,533
       MidCap Growth Portfolio.........................................................       233,563.7   4,371,756      4,127,070
       Small Capitalization Portfolio..................................................        94,897.9   1,650,051      1,570,560
     Alliance Variable Products Series, Inc.:
       Growth and Income Portfolio.....................................................         7,469.1     160,557        165,516
     American Century Variable Portfolios, Inc:
       Income and Growth Fund..........................................................       142,869.4     931,835        922,936
       International Fund..............................................................        95,399.8     718,117        628,685
       Value Fund......................................................................       357,154.3   2,527,644      2,657,228
     Berger Institutional Products Trust:
       Growth Fund.....................................................................        82,031.5   1,161,235        848,205
       International Fund..............................................................         5,316.7      62,861         50,987
       Large Cap Growth Fund...........................................................       111,842.4   2,496,964      1,911,386
       New Generation Fund.............................................................        53,345.2     160,353        161,103
       Small Company Growth Fund.......................................................       121,428.4   2,046,101      1,727,926
     Conseco Series Trust:
       Balanced Portfolio..............................................................       351,524.7   4,888,059      4,274,540
       Conseco 20 Focus Portfolio......................................................        89,635.7     413,548        410,531
       Equity Portfolio................................................................       166,462.7   3,150,159      2,879,805
       Fixed Income Portfolio..........................................................       194,110.2   1,950,113      1,917,809
       Government Securities Portfolio.................................................       162,762.0   1,932,003      1,904,315
       High Yield Portfolio............................................................        91,377.4     882,820        847,983
       Money Market Portfolio..........................................................     9,798,749.8   9,798,750      9,798,750
     The Dreyfus Socially Responsible Growth Fund, Inc.................................        21,027.6     667,965        560,806
     Dreyfus Stock Index Fund..........................................................       147,737.4   4,459,606      4,337,569
     Dreyfus Variable Investment Fund:
       Disciplined Stock Portfolio.....................................................        17,696.8     381,880        369,686
       International Value Portfolio...................................................        14,500.7     182,147        167,628
     Federated Insurance Series:
       High Income Bond Fund II........................................................       143,216.1   1,100,842      1,105,628
       International Equity Fund II....................................................        28,366.7     492,748        322,814
       International Small Company Fund II.............................................         5,400.5      29,973         29,973
       Utility Fund II.................................................................        40,720.0     458,487        422,266
     First American Insurance Portfolios:
       Mid Cap Growth Portfolio........................................................         1,659.2      12,486         12,859
     Invesco Variable Investment Funds, Inc:
       Equity Income Fund..............................................................        37,191.4     682,162        691,017
       Financial Services Fund.........................................................        30,886.4     373,967        383,609
       Health Sciences Fund............................................................        24,706.3     448,762        449,655
       High Yield Fund.................................................................       157,488.0   1,488,610      1,203,208
       Real Estate Opportunity Fund....................................................           553.5       5,514          5,519
       Technology Fund.................................................................        14,046.7     215,132        215,897
       Telecommunications Fund.........................................................        16,830.3      91,956         93,745
     Janus Aspen Series:
       Aggressive Growth Portfolio.....................................................        98,737.2   2,848,663      2,170,244
       Growth Portfolio................................................................       172,484.7   3,753,058      3,428,995
       Worldwide Growth Portfolio......................................................       113,056.6   4,593,112      3,226,635
     Lazard Retirement Series, Inc:
       Equity Portfolio................................................................        10,094.6      96,418         94,687
       Small Cap Portfolio.............................................................       114,044.7   1,476,804      1,491,704


   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT H
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED




DECEMBER 31, 2001





===================================================================================================================================
                                                                                               SHARES        COST           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Assets (continued)
   Investments in portfolio shares, at net asset value (Note 2):
     Lord Abbett Series Fund, Inc:
       Growth and Income Portfolio.....................................................        93,945.6  $2,227,019    $ 2,171,084
     Neuberger Berman Advisers Management Trust:
       Limited Maturity Bond Portfolio.................................................        89,508.9   1,196,042      1,205,684
       Midcap Growth Portfolio.........................................................        18,388.2     308,518        311,496
       Partners Portfolio..............................................................        22,109.7     324,527        333,857
     Pioneer Variable Contracts Trust, Class II Shares:
       Equity Income Portfolio.........................................................        14,216.3     259,405        262,859
       Europe Portfolio................................................................         4,659.9      37,638         38,631
       Fund Portfolio..................................................................         5,190.2     106,209         98,872
     Rydex Variable Trust:
       Nova Portfolio..................................................................       335,163.8   2,950,664      2,905,870
       OTC Portfolio...................................................................       181,655.6   2,505,427      2,688,503
       U.S. Government Money Market Fund...............................................     2,779,694.8   2,779,695      2,779,695
     Seligman Portfolios, Inc.: (Class 2 shares)
       Communications and Information Portfolio........................................        80,915.7   1,227,911      1,013,873
       Global Technology Portfolio.....................................................        32,130.8     490,860        415,451
     Strong Variable Insurance Funds, Inc:
       Mid Cap Growth Fund II..........................................................       122,512.7   2,365,746      2,006,758
     Strong Opportunity Fund II, Inc ..................................................        83,804.6   1,804,856      1,629,999
     Van Eck Worldwide Insurance Trust:
       Worldwide Bond Fund.............................................................        15,077.1     146,399        142,027
       Worldwide Emerging Markets Fund.................................................        35,646.0     284,454        290,159
       Worldwide Hard Assets Fund......................................................         5,514.9      59,919         58,954
       Worldwide Real Estate Fund......................................................        33,684.7     360,598        366,153
-----------------------------------------------------------------------------------------------------------------------------------
         Total investments in portfolio shares.........................................                                $81,096,581
===================================================================================================================================




   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT H
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED




DECEMBER 31, 2001






===================================================================================================================================
                                                                                              UNIT                      SUB-ACCOUNT
                                                                               UNITS          VALUE         VALUE          TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:*
     The Alger American Fund:
       Growth Portfolio
         Standard.......................................................       137,467.3     $13.408752  $ 1,843,264
         GMDB ..........................................................        26,615.8      13.321445      354,560
         GMDB & GMIB....................................................         9,657.9      13.234700      127,819    $ 2,325,643
                                                                                                                        -----------
       Leveraged AllCap Portfolio
         Standard.......................................................       113,702.8      16.040963    1,823,903
         GMDB ..........................................................        36,803.7      15.936480      586,522
         GMDB & GMIB....................................................         3,228.1      15.832669       51,109      2,461,534
                                                                                                                         ----------
       MidCap Growth Portfolio
         Standard.......................................................       205,025.0       15.98657   33,277,647
         GMDB ..........................................................        41,628.5      15.882531      661,166
         GMDB & GMIB....................................................        11,930.8      15.779155      188,257      4,127,070
                                                                                                                        -----------
       Small Capitalization Portfolio
         Standard.......................................................       172,546.5       7.900516    1,363,206
         GMDB ..........................................................        24,330.9       7.848999      190,974
         GMDB & GMIB....................................................         2,100.7       7.797823       16,381      1,570,561
                                                                                                                        -----------
     Alliance Variable Products Series, Inc.:
       Growth and Income Portfolio
         Standard.......................................................        10,328.5      10.266200      106,034
         GMDB ..........................................................         4,330.0       0.260548       44,428
         GMDB & GMIB....................................................         1,468.0       0.254902       15,054        165,516
                                                                                                                         ----------
     American Century Variable Portfolios, Inc:
       Income and Growth Fund
         Standard.......................................................        62,539.5      11.177878      699,058
         GMDB ..........................................................        16,367.5      11.105125      181,763
         GMDB & GMIB....................................................         3,817.2      11.032846       42,115        922,936
                                                                                                                        -----------
       International Fund
         Standard.......................................................        42,676.6      10.294520      439,335
         GMDB ..........................................................        18,513.8      10.227505      189,350
         GMDB & GMIB....................................................            --        10.160923          --         628,685
                                                                                                                        -----------
       Value Fund
         Standard.......................................................       162,012.8      12.947293   2,097,627
         GMDB .........................................................         34,007.7      12.863081     437,444
         GMDB & GMIB....................................................         9,558.9      12.779433      122,157      2,657,228
                                                                                                                        -----------
     Berger Institutional Products Trust:
       Growth Fund
         Standard.......................................................        78,718.6       8.513074      670,137
         GMDB ..........................................................        12,825.8       8.457580      108,475
         GMDB & GMIB....................................................         8,282.4       8.402453       69,593        848,205
                                                                                                                        -----------
       International Fund
         Standard.......................................................         5,132.4       9.750742       50,045
         GMDB ..........................................................            97.3       9.687247          942
         GMDB & GMIB....................................................            --         9.624168           --         50,987
                                                                                                                        -----------
       Large Cap Growth Fund
         Standard.......................................................       120,975.1      12.448482    1,505,956
         GMDB ..........................................................        29,889.5      12.367401      369,656
         GMDB & GMIB....................................................         2,911.6      12.286853       35,775      1,911,387
                                                                                                                        -----------
       New Generation Fund
         Standard.......................................................        41,402.2      2.9495881       22,119
         GMDB ..........................................................         4,952.7       2.934714       14,535
         GMDB & GMIB....................................................         8,372.9       2.919914       24,448        161,102
                                                                                                                        -----------
       Small Company Growth Fund
         Standard.......................................................       100,052.4      11.183622    1,118,948
         GMDB ..........................................................        41,768.4      11.110710      464,077
         GMDB & GMIB....................................................        13,127.2      11.038266      144,901      1,727,926
                                                                                                                        -----------




   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT H
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2001


===================================================================================================================================
                                                                                              UNIT                      SUB-ACCOUNT
                                                                               UNITS          VALUE         VALUE          TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:* (continued):
     Conseco Series Trust:
       Balanced Portfolio
         Standard.......................................................       269,442.6     $13.213426  $ 3,560,259
         GMDB ..........................................................        43,652.0      13.127458      573,040
         GMDB & GMIB....................................................        10,829.6      13.042042      141,241    $ 4,274,540
                                                                                                                        -----------
       Conseco 20 Focus Portfolio
         Standard.......................................................        73,366.5       4.481206      328,770
         GMDB ..........................................................         9,441.0       4.458625       42,094
         GMDB & GMIB....................................................         8,941.8       4.436164       39,667        410,531
                                                                                                                        -----------
       Equity Portfolio
         Standard.......................................................       166,680.3      14.344124    2,390,883
         GMDB ..........................................................        26,267.4      14.250738      374,330
         GMDB & GMIB....................................................         8,093.9      14.157949      114,592      2,879,805
                                                                                                                        -----------
       Fixed Income Portfolio
         Standard.......................................................       110,396.2       11.86868   11,310,257
         GMDB ..........................................................        39,730.6      11.791500      468,484
         GMDB & GMIB....................................................        11,871.1      11.714820      139,068      1,917,809
                                                                                                                        -----------
       Government Securities Portfolio
         Standard.......................................................       139,075.9       11.61994   11,616,054
         GMDB ..........................................................       .18,058.7      11.544375      208,476
         GMDB & GMIB....................................................         6,956.5        11.4693    12 79,786      1,904,316
                                                                                                                        -----------
       High Yield Portfolio
         Standard.......................................................        76,093.0      10.400191      791,381
         GMDB ..........................................................         2,138.0      10.348007       22,124
         GMDB & GMIB....................................................         3,348.6      10.296092       34,477        847,982
                                                                                                                        -----------
       Money Market Portfolio
         Standard.......................................................       668,221.6      11.471467    7,665,489
         GMDB ..........................................................       172,382.3      11.396866    1,964,618
         GMDB & GMIB....................................................        14,894.7      11.322748      168,649      9,798,756
                                                                                                                        -----------
     The Dreyfus Socially Responsible Growth Fund, Inc:
         Standard.......................................................        41,598.7      10.533612      438,185
         GMDB ..........................................................        10,807.3      10.465017      113,099
         GMDB & GMIB....................................................           915.9      10.396861        9,522        560,806
                                                                                                                        -----------
     Dreyfus Stock Index Fund:
         Standard.......................................................       306,551.6      11.165595    3,422,831
         GMDB ..........................................................        65,009.9      11.092917      721,149
         GMDB & GMIB....................................................        17,565.9      11.020706      193,589       4,337,569
                                                                                                                        -----------
     Dreyfus Variable Investment Fund:
       Disciplined Stock Portfolio
         Standard.......................................................        33,414.0       9.603861      320,903
         GMDB ..........................................................         3,277.7       9.541333       31,273
         GMDB & GMIB....................................................         1,847.2       9.479220       17,510        369,686
                                                                                                                        -----------
       International Value Portfolio
         Standard.......................................................        11,158.5       9.656621     107,754
         GMDB ..........................................................         6,241.0       9.593735      59,874
         GMDB & GMIB....................................................             --        9.531250          --         167,628
                                                                                                                        -----------
     Federated Insurance Series:
       High Income Bond Fund II
         Standard.......................................................       109,890.8      8.9630039       84,951
         GMDB ..........................................................         3,692.4       8.904692       32,879
         GMDB & GMIB....................................................         9,924.3       8.846745       87,798      1,105,628
                                                                                                                        -----------
       International Equity Fund II
         Standard.......................................................        23,357.0      11.093683      259,115
         GMDB ..........................................................         5,318.5      11.021426       58,617
         GMDB & GMIB....................................................           464.1      10.949645        5,081        322,813
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT H
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED




DECEMBER 31, 2001

===================================================================================================================================
                                                                                              UNIT                      SUB-ACCOUNT
                                                                               UNITS          VALUE         VALUE          TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:* (continued):
     Federated Insurance Series (continued):
       International Small Company Fund II
         Standard.......................................................         3,794.4      $7.899274    $ 29,973
         GMDB .........................................................              --        7.883320          --
         GMDB & GMIB....................................................             --        7.867399          --      $  29,973
                                                                                                                        -----------
       Utility Fund II
         Standard.......................................................        35,902.8       8.723118      313,184
         GMDB ..........................................................       .12,586.8       8.666357      109,082
         GMDB & GMIB....................................................            --         8.609967          --        422,266
                                                                                                                        -----------
     First American Insurance Portfolios:
       Mid Cap Growth Portfolio
         Standard.......................................................         1,514.2       8.492576      12,859
         GMDB ..........................................................              --       8.475435          --
         GMDB & GMIB....................................................              --       8.458335          --         12,859
                                                                                                                        -----------
     Invesco Variable Investment Funds, Inc:
       Equity Income Fund
         Standard.......................................................        45,021.8      10.835643      487,840
         GMDB ..........................................................         5,976.6      10.765128       64,339
         GMDB & GMIB....................................................        12,981.5       10.69507     2138,838        691,017
                                                                                                                        -----------
       Financial Services Fund
         Standard.......................................................        28,504.2       9.690594      276,222
         GMDB ..........................................................         6,196.0       9.671072       59,922
         GMDB & GMIB....................................................         4,917.8       9.651584       47,464        383,608
                                                                                                                        -----------
       Health Sciences Fund
         Standard.......................................................        33,887.4      10.226015      346,533
         GMDB ..........................................................         5,658.5      10.205434       57,747
         GMDB & GMIB....................................................         4,455.0      10.184894       45,374        449,654
                                                                                                                        -----------
       High Yield Fund
         Standard.......................................................       159,083.4       7.488938    1,191,366
         GMDB ..........................................................         1,555.4       7.440197       11,572
         GMDB & GMIB....................................................            36.5       7.391774          269      1,203,207
                                                                                                                        -----------
       Real Estate Opportunity Fund
         Standard.......................................................            26.1      10.109505          264
         GMDB ..........................................................           520.9      10.089149        5,255
         GMDB & GMIB....................................................             --       10.068829          --          5,519
                                                                                                                        -----------
       Technology Fund
         Standard.......................................................        24,305.2       7.236464      175,883
         GMDB ..........................................................         2,323.6       7.221829       16,780
         GMDB & GMIB....................................................         3,223.6       7.207226       23,234        215,897
                                                                                                                        -----------
       Telecommunications Fund
         Standard.......................................................        15,796.8       5.771565       91,172
         GMDB ..........................................................           446.6       5.759892        2,572
         GMDB & GMIB....................................................            --         5.748242           --         93,744
                                                                                                                        -----------
     Janus Aspen Series:
       Aggressive Growth Portfolio
         Standard.......................................................       141,164.6      11.476854    1,620,125
         GMDB ..........................................................        45,782.7      11.401953      522,013
         GMDB & GMIB....................................................         2,481.2      11.327545       28,106      2,170,244
                                                                                                                        -----------
       Growth Portfolio
         Standard.......................................................       235,512.0      11.243042    2,647,872
         GMDB ..........................................................        64,362.6      11.169759      718,914
         GMDB & GMIB....................................................         5,605.9      11.096960       62,209      3,428,995
                                                                                                                        -----------
       Worldwide Growth Portfolio
         Standard.......................................................       200,761.9      12.260272    2,461,395
         GMDB ..........................................................        60,705.6      12.180436      739,420
         GMDB & GMIB....................................................         2,133.6      12.101126       25,819      3,226,634
                                                                                                                        -----------


   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT H
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED




DECEMBER 31, 2001

===================================================================================================================================
                                                                                              UNIT                      SUB-ACCOUNT
                                                                               UNITS          VALUE         VALUE          TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:* (continued):
     Lazard Retirement Series, Inc:
       Equity Portfolio
         Standard.......................................................         8,313.9     $10.498388     $ 87,282
         GMDB ..........................................................           312.6      10.430076        3,261
         GMDB & GMIB....................................................           399.9      10.362211        4,144       $ 94,687
                                                                                                                        -----------
       Small Cap Portfolio
         Standard.......................................................        90,888.4      13.477963    1,224,991
         GMDB ..........................................................         9,105.7      13.390293      121,927
         GMDB & GMIB....................................................        10,883.5      13.303180      144,785      1,491,703
                                                                                                                        -----------
     Lord Abbett Series Fund, Inc:
       Growth and Income Portfolio
         Standard.......................................................       112,718.2      13.071128    1,473,354
         GMDB ..........................................................        31,959.1      12.986093      415,024
         GMDB & GMIB....................................................        21,912.4      12.901617      282,706      2,171,084
                                                                                                                        -----------
     Neuberger Berman Advisers Management Trust:
       Limited Maturity Bond Portfolio
         Standard.......................................................        93,146.7      11.561338    1,076,900
         GMDB ..........................................................         5,962.0      11.486158       68,480
         GMDB & GMIB....................................................         5,284.5      11.411468       60,304      1,205,684
                                                                                                                        -----------
       Midcap Growth Portfolio
         Standard.......................................................        19,739.9       8.610101      169,962
         GMDB ..........................................................         1,790.7       8.592728       15,387
         GMDB & GMIB....................................................        14,710.3       8.575392      126,147        311,496
                                                                                                                        -----------
       Partners Portfolio
         Standard.......................................................        22,911.4      10.130717      232,109
         GMDB ..........................................................        10,109.3      10.064772      101,748
         GMDB & GMIB....................................................             --        9.999257          --         333,857
                                                                                                                        -----------
     Pioneer Variable Contracts Trust:
       Equity Income Portfolio
         Standard.......................................................        22,914.7       9.155428     209,794
         GMDB ..........................................................         5,813.5       9.127840      53,065
         GMDB & GMIB....................................................            --         9.100337          --         262,859
                                                                                                                        -----------
       Europe Portfolio
         Standard.......................................................         5,145.4       7.507729       38,631
         GMDB ..........................................................             --        7.485064          --
         GMDB & GMIB....................................................             --        7.462470          --         38,631
                                                                                                                        -----------
       Fund Portfolio
         Standard.......................................................        10,056.2       8.766354       88,156
         GMDB ..........................................................         1,226.1       8.739915       10,716
         GMDB & GMIB....................................................            --         8.713550           --         98,872
                                                                                                                        -----------
     Rydex Variable Trust:
       Nova Portfolio
         Standard.......................................................       245,798.7      11.405413    2,803,436
         GMDB ........................................................         ..4,298.8      11.348128       48,783
         GMDB & GMIB....................................................         4,751.6      11.291142       53,651      2,905,870
                                                                                                                        -----------
       OTC Portfolio
         Standard.......................................................       159,384.7      15.102181    2,407,057
         GMDB ..........................................................        14,656.4      15.026204      220,230
         GMDB & GMIB....................................................         4,094.6      14.950610       61,216      2,688,503
                                                                                                                        -----------
       U.S. Government Money Market Portfolio
         Standard.......................................................       274,729.8      10.040058    2,758,303
         GMDB ...........................................................        2,134.9      10.019780       21,392
         GMDB & GMIB....................................................            --         9.999546          --      2,779,695
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT H
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2001

===================================================================================================================================
                                                                                              UNIT                      SUB-ACCOUNT
                                                                               UNITS          VALUE         VALUE          TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:* (continued):
     Seligman Portfolios, Inc.:
       Communications and Information Portfolio
         Standard.......................................................       150,826.8     $ 5.741701    $ 866,003
         GMDB ..........................................................        20,047.1       5.712811      114,525
         GMDB & GMIB....................................................         5,866.5       5.684046       33,346    $ 1,013,874
                                                                                                                        -----------
       Global Technology Portfolio
         Standard.......................................................        60,586.1      5.1618733       12,738
         GMDB ..........................................................        10,479.1       5.135894       53,820
         GMDB & GMIB....................................................         9,568.1       5.110051       48,893        415,451
                                                                                                                        -----------
     Strong Variable Insurance Funds, Inc:
       Mid Cap Growth Fund II
         Standard.......................................................       111,282.1      13.423062    1,493,747
         GMDB ..........................................................        31,838.8      13.335520      424,587
         GMDB & GMIB....................................................         6,674.3      13.248539       88,424      2,006,758
                                                                                                                        -----------
     Strong Opportunity Fund II, Inc:
         Standard.......................................................        78,953.8      14.454803    1,141,262
         GMDB ..........................................................        22,194.5      14.360744      318,729
         GMDB & GMIB....................................................        11,915.9      14.267297      170,008      1,629,999
                                                                                                                        -----------
     Van Eck Worldwide Insurance Trust:
       Worldwide Bond Fund
         Standard.......................................................         9,279.9       9.409291       87,317
         GMDB ..........................................................         5,024.1       9.348069       46,966
         GMDB & GMIB....................................................           833.8       9.287250        7,743        142,026
                                                                                                                        -----------
       Worldwide Emerging Markets Fund
         Standard.......................................................        37,835.1       7.382060      279,301
         GMDB ..........................................................         1,256.0       7.333949        9,212
         GMDB & GMIB....................................................           225.9       7.286159        1,646        290,159
                                                                                                                        -----------
       Worldwide Hard Assets Fund
         Standard.......................................................         6,942.0       8.169767       56,714
         GMDB ..........................................................           276.0       8.116601        2,240
         GMDB & GMIB....................................................            --         8.063789          --         58,954
                                                                                                                        -----------
       Worldwide Real Estate Fund
         Standard.......................................................        27,096.1      10.149745      275,018
         GMDB ..........................................................         6,211.8      10.083707       62,638
         GMDB & GMIB....................................................         2,844.5      10.018097       28,497        366,153
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets...................................................                                                $81,096,581
===================================================================================================================================


* GMDB = Guaranteed minimum death benefit
  GMIB = Guaranteed minimum income benefit

   The accompanying notes are an integral part of these financial statements.

================================================================================
THIS PAGE INTENTIONALLY LEFT BLANK.

CONSECO VARIABLE ANNUITY ACCOUNT H
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
UNIT PROGRESSION
FOR THE PERIOD ENDED DECEMBER 31, 2001

=============================================================================================================================

                                                                                                                    ALLIANCE
                                                                                                                    VARIABLE
                                                                                                                    PRODUCTS
                                                                        THE ALGER AMERICAN FUNDS                     SERIES
                                                         -------------------------------------------------------   ----------
                                                                       LEVERAGED       MIDCAP         SMALL         GROWTH AND
                                                          GROWTH        ALLCAP         GROWTH    CAPITALIZATION     INCOME (b)
=============================================================================================================================
Number of units, beginning of period .................   136,434.1      144,825.5     188,381.0      100,287.5            0.0
Units purchased ......................................   117,026.5      116,268.7     254,859.9      174,320.5       45,292.6
Units redeemed .......................................   (79,719.6)    (107,359.6)   (184,656.6)     (75,629.9)     (29,166.1)
-----------------------------------------------------------------------------------------------------------------------------
       Number of units, end of period ................   173,741.0      153,734.6     258,584.3      198,978.1       16,126.5
=============================================================================================================================

                                                         BRINSON
                                                         SERIES                  CONSECO SERIES TRUST PORTFOLIOS
                                                         TRUST         ------------------------------------------------------
                                                         GROWTH                       CONSECO                        FIXED
                                                       AND INCOME (b)   BALANCED      20 FOCUS       EQUITY         INCOME
=============================================================================================================================
Number of units, beginning of period .................     9,431.7      293,062.1      54,493.9      121,369.7       30,808.6
Units purchased ......................................    69,544.1      216,922.7     350,101.0      147,410.9      367,623.7
Units redeemed .......................................   (78,975.8)    (186,060.6)   (312,845.6)     (67,739.0)    (236,434.4)
-----------------------------------------------------------------------------------------------------------------------------
       Number of units, end of period ................          --      323,924.2      91,749.3      201,041.6      161,997.9
=============================================================================================================================

                                                                                                           FIRST AMERICAN
                                                           FEDERATED INSURANCE SERIES (CONTINUED)       INSURANCE PORTFOLIOS
                                                         ------------------------------------------  --------------------------
                                                                       INTERNATIONAL
                                                        INTERNATIONAL       SMALL                     LARGE CAP       MID CAP
                                                          EQUITY II     COMPANY II (c)  UTILITY II    GROWTH (c)     GROWTH (c)
===============================================================================================================================
Number of units, beginning of period .................    25,957.9              --      31,997.9             --             --
Units purchased ......................................     8,002.5         3,796.5      47,120.7        1,820.1        2,435.8
Units redeemed .......................................    (4,820.8)           (2.1)    (30,629.0)      (1,820.1)        (921.6)
-------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of period ................    29,139.6         3,794.4      48,489.6            --         1,514.2
===============================================================================================================================

                                                                                                                      LORD
                                                                  JANUS ASPEN SERIES        LAZARD RETIREMENT        ABBETT
                                                                PORTFOLIOS (CONTINUED)      SERIES PORTFOLIOS        SERIES
                                                         -----------------------------  --------------------------    FUND
                                                                        WORLDWIDE                                    GROWTH
                                                          GROWTH         GROWTH        EQUITY        SMALL CAP     AND INCOME
=============================================================================================================================
Number of units, beginning of period .................   324,873.3      249,957.7       4,286.0       33,692.1       71,691.8
Units purchased ......................................   385,584.3      102,164.3      42,258.5      264,210.6      323,871.1
Units redeemed .......................................  (404,977.1)     (88,520.9)    (37,518.1)    (187,025.1)    (228,973.2)
-----------------------------------------------------------------------------------------------------------------------------
       Number of units, end of period ................   305,480.5      263,601.1       9,026.4      110,877.6      166,589.7
=============================================================================================================================

                                                                                                     STRONG
                                                          RYDEX                                     VARIABLE
                                                      VARIABLE TRUST                               INSURANCE
                                                        (CONTINUED)       SELIGMAN PORTFOLIOS        FUNDS
                                                      ---------------  -------------------------  ------------
                                                                       COMMUNICATIONS                              STRONG
                                                      U.S. GOVERNMENT       AND         GLOBAL       MID CAP     OPPORTUNITY
                                                      MONEY MARKET (c)  INFORMATION   TECHNOLOGY    GROWTH II      FUND II
=============================================================================================================================
Number of units, beginning of period                            --      128,112.5      74,199.6      143,778.8       60,409.4
Units purchased ......................................   558,848.1      493,565.0      96,354.8      145,292.0      145,443.6
Units redeemed .......................................  (281,983.4)    (444,937.1)    (89,921.1)    (139,275.6)     (92,788.8)
-----------------------------------------------------------------------------------------------------------------------------
       Number of units, end of period ................   276,864.7      176,740.4      80,633.3      149,795.2      113,064.2
=============================================================================================================================

(a) Berger Growth and Income was renamed Berger Large Cap Growth effective May 1, 2001.
(b) The Brinson Series Trust Growth and Income Fund, formerly known as Mitchell Hutchins Series Trust Growth and Income Fund, was merged on October 26, 2001 into the Alliance Variable Products Series Growth and Income Fund, which is not open to new investors.
(c) See Statements of Operations for period represented.



  The accompanying notes are an integral part of these financial statements.

=================================================================================================================================
                   AMERICAN CENTURY
                  VARIABLE PORTFOLIOS                                     BERGER INSTITUTIONAL PRODUCTS TRUST
--------------------------------------------------   ----------------------------------------------------------------------------

      INCOME AND                                                                        LARGE CAP         NEW           COMPANY
        GROWTH      INTERNATIONAL        VALUE          GROWTH       INTERNATIONAL      GROWTH (a)     GENERATION       GROWTH
=================================================================================================================================
       55,250.4        89,073.6        97,583.1        70,364.7         2,132.8         177,205.4        34,275.6       128,976.8
      112,466.9       104,924.2       534,475.5        66,604.3         3,703.4         111,155.8        67,244.4       145,127.6
      (84,993.1)     (132,807.4)     (426,479.2)      (37,142.2)         (606.5)       (134,585.0)      (46,792.2)     (119,156.4)
---------------------------------------------------------------------------------------------------------------------------------

       82,724.2        61,190.4       205,579.4        99,826.8         5,229.7         153,776.2        54,727.8       154,948.0
=================================================================================================================================

                                                                                                                     FEDERATED
    CONSECO SERIES TRUST PORTFOLIOS (CONTINUED)                                        DREYFUS VARIABLE              INSURANCE
-----------------------------------------------     DREYFUS                            INVESTMENT FUNDS                SERIES
                                                    SOCIALLY           DREYFUS    --------------------------------   -----------
       GOVERNMENT        HIGH         MONEY        RESPONSIBLE          STOCK        DISCIPLINED    INTERNATIONAL    HIGH INCOME
      SECURITIES        YIELD         MARKET         GROWTH             INDEX           STOCK           VALUE          BOND II
================================================================================================================================
      107,629.4        62,894.2       549,503.7      45,696.3         236,453.7      44,834.1          8,588.3          39,697.5
      429,623.6       291,135.0     3,562,733.6      62,200.3         513,981.8     157,192.4         81,365.4         571,021.6
     (373,161.9)     (272,449.6)   (3,256,738.7)    (54,574.7)       (361,308.1)   (163,487.6)       (72,554.2)       (487,211.6)
--------------------------------------------------------------------------------------------------------------------------------

      164,091.1        81,579.6       855,498.6      53,321.9         389,127.4      38,538.9         17,399.5         123,507.5
================================================================================================================================

                                                                                                                         JANUS
                                                                                                                         ASPEN
                                                                                                                         SERIES
                                        INVESCO VARIABLE INVESTMENT FUNDS                                              PORTFOLIOS
=====================================================================================================================  ==========
                                                                      REAL
        EQUITY     FINANCIAL         HEALTH                          ESTATE                             TELE-          AGGRESSIVE
        INCOME    SERVICES (c)     SCIENCES (c)    HIGH YIELD    OPPORTUNITY (c)   TECHNOLOGY (c)  COMMUNICATIONS (c)    GROWTH
=================================================================================================================================
        8,939.3           --              --        20,321.3               --              --               --          200,530.0
      157,436.2     46,065.8        51,008.1       258,427.9          3,989.8        39,027.9         21,562.6          187,849.1
     (102,395.6)    (6,447.8)       (7,007.2)     (118,073.9)        (3,442.8)       (9,175.5)        (5,319.2)        (198,950.6)
---------------------------------------------------------------------------------------------------------------------------------
       63,979.9     39,618.0        44,000.9       160,675.3            547.0        29,852.4         16,243.4          189,428.5
=================================================================================================================================

                  NEUBERGER BERMAN                                 PIONEER VARIABLE
        ADVISERS MANAGEMENT TRUST PORTFOLIOS                        CONTRACT TRUST                        RYDEX VARIABLE TRUST
-----------------------------------------------   ------------------------------------------------     --------------------------

       LIMITED          MIDCAP                         EQUITY
    MATURITY BOND     GROWTH (c)       PARTNERS       INCOME (c)          EUROPE (c)     FUND (c)          NOVA            OTC
=================================================================================================================================
       39,731.1              --        13,605.1              --                --              --         83,067.8       70,101.6
      384,985.3        38,293.1        48,997.1        68,303.4           6,064.0        12,560.8        475,465.9      333,159.7
     (320,323.2)       (2,052.2)      (29,581.5)      (39,575.2)           (918.6)       (1,278.5)      (303,684.6)    (225,125.6)
---------------------------------------------------------------------------------------------------------------------------------
      104,393.2        36,240.9        33,020.7        28,728.2           5,145.4        11,282.3        254,849.1      178,135.7
=================================================================================================================================

           VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
==================================================================
                      EMERGING           HARD            REAL                         COMBINED
         BOND          MARKETS          ASSETS          ESTATE                          TOTAL
==================================================================                ================
        9,752.4        32,748.2         1,197.0         9,297.1                       4,467,501.6
       40,517.2       398,226.4        41,584.3        88,416.2                      13,997,035.1
      (35,131.8)     (391,657.6)      (35,563.3)      (61,560.9)                    (11,314,015.2)
------------------------------------------------------------------                ----------------
       15,137.8        39,317.0         7,218.0        36,152.4                       7,150,521.5
==================================================================                ================

CONSECO VARIABLE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS


FOR THE PERIOD ENDED DECEMBER 31, 2001

==================================================================================================================================

                                                                                                                         ALLIANCE
                                                                                                                         VARIABLE
                                                                                                                         PRODUCTS
                                                                               THE ALGER AMERICAN FUNDS                   SERIES
                                                                  --------------------------------------------------    ----------
                                                                                                                SMALL   GROWTH AND
                                                                                 LEVERAGED       MIDCAP        CAPITAL-   INCOME
                                                                     GROWTH        ALLCAP        GROWTH        IZATION    (a)(b)
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends and short-term capital gains
     from investments in portfolio shares ......................   $     4,966   $        --   $   169,006   $       212   $    --
Expenses:
   Mortality and expense risk fees .............................        30,641        36,053        41,823         8,368       731
----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ...........................       (25,675)      (36,053)      127,183        (8,156)     (731)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
     Net realized gains (losses) on sales of investments
       in portfolio shares .....................................      (447,619)     (888,195)   (1,257,722)     (285,067)    3,251
     Net realized long-term capital gain distributions
       from investments in portfolio shares ....................       269,271        88,590       832,628            --        --
----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ................................................      (178,348)     (799,605)     (425,094)     (285,067)    3,251
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ..........................      (108,739)      327,029         1,128        81,019     4,959
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ...   $  (312,762)  $  (508,629)  $  (296,783)  $  (212,204)  $ 7,479
==================================================================================================================================
Total return (base contract) (Note 6) ..........................       (13.05)%       (17.11)%       (7.83)%      (30.50)%    2.19%
                                                                  ================================================================
Total return (base contract + all riders) (Note 6) .............       (13.57)%       (17.61)%       (8.39)%      (30.92)%    2.08
                                                                  ================================================================
Investment income ratio (Note 6) ...............................           .24%         0.00%         9.59%          .01%     0.00%
                                                                  ================================================================


STATEMENTS OF CHANGES IN NET ASSETS


FOR THE PERIOD ENDED DECEMBER 31, 2001

==================================================================================================================================

                                                                                                                         ALLIANCE
                                                                                                                         VARIABLE
                                                                                                                         PRODUCTS
                                                                            THE ALGER AMERICAN FUNDS                      SERIES
                                                             ---------------------------------------------------------  -----------
                                                                                                                          GROWTH
                                                                               LEVERAGED     MIDCAP          SMALL      AND INCOME
                                                                 GROWTH         ALLCAP       GROWTH     CAPITALIZATION    (A)(B)
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income .................................   $    (25,675)  $   (36,053)  $     127,183   $     (8,156) $     (731)
   Net realized gain (loss) on investments in portfolio
     shares ..............................................       (178,348)     (799,605)       (425,094)      (285,067)      3,251
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..................       (108,739)       327,029          1,128         81,019       4,959
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations       (312,762)      (508,629)      (296,783)      (212,204)      7,479
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ........................        446,749        292,856        608,813         99,773         190
   Contract redemptions ..................................       (156,459)       (74,715)      (290,344)       (43,543)     (2,361)
   Net transfers .........................................        246,209        (47,275)       840,606        588,210     160,208
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .....................        536,499        170,866      1,159,075        644,440     158,037
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .............        223,737       (337,763)       862,292        432,236     165,516
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................      2,101,906       2,799,297     3,264,778      1,138,325          --
----------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period .........................   $  2,325,643   $   2,461,534  $  4,127,070   $  1,570,561  $  165,516
==================================================================================================================================

(a) For the period October 26, 2001 (commencement of operations) to December 31, 2001.
(b) The Brinson Series Trust Growth and Income Fund, formerly known as Mitchell Hutchins Series Trust Growth and Income Fund, was merged on October 26, 2001 into the Alliance Variable Products Series Growth and Income Fund, which is not open to new investors.

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================================

             AMERICAN CENTURY
            VARIABLE PORTFOLIOS                                 BERGER INSTITUTIONAL PRODUCTS TRUST
-------------------------------------------  -----------------------------------------------------------------------    BRINSON
                                                                                                                         SERIES
                                                                                                            SMALL         TRUST
   INCOME AND                                                                LARGE CAP         NEW         COMPANY     GROWTH AND
     GROWTH     INTERNATIONAL       VALUE         GROWTH     INTERNATIONAL     GROWTH       GENERATION     GROWTH      INCOME (b)
----------------------------------------------------------------------------------------------------------------------------------


  $      6,683   $     1,001   $     17,909   $         --  $        537   $      9,478   $        --   $         --   $    30,721

        13,871        12,765         36,370         10,410           538         34,091         1,509         26,676         2,503
----------------------------------------------------------------------------------------------------------------------------------
        (7,188)      (11,764)       (18,461)       (10,410)           (1)       (24,613)       (1,509)       (26,676)       28,218
----------------------------------------------------------------------------------------------------------------------------------



      (127,999)     (514,167)       147,038       (243,711)         (380)      (780,156)     (175,427)      (876,575)      (86,430)

            --       110,528             --             --         3,516             --            --         17,709        36,609
----------------------------------------------------------------------------------------------------------------------------------

      (127,999)     (403,639)       147,038       (243,711)        3,136       (780,156)     (175,427)      (858,866)      (49,821)

        19,824        31,085         21,994        (92,547)      (11,637)       (44,330)       77,581         34,790         4,773
----------------------------------------------------------------------------------------------------------------------------------
  $   (115,363)  $  (384,318)  $    150,571   $   (346,668) $     (8,502)  $   (849,099)  $   (99,355)  $   (850,752)  $   (16,830)
==================================================================================================================================

         (9.64)%      (30.17)%        11.24%        (33.45)%      (21.38)%       (26.31)%      (49.70)%       (34.40)%         N/A
==================================================================================================================================
        (10.18)%      (30.59)%        10.58%        (33.86)%      (21.86)%       (26.75)%      (50.01)%       (34.80)%         N/A
==================================================================================================================================
           .71%          .12%           .71%          0.00%         1.39%           .42%         0.00%          0.00%        14.40%
==================================================================================================================================

==================================================================================================================================

             AMERICAN CENTURY
            VARIABLE PORTFOLIOS                                 BERGER INSTITUTIONAL PRODUCTS TRUST
-------------------------------------------  -----------------------------------------------------------------------    BRINSON
                                                                                                                         SERIES
                                                                                                            SMALL         TRUST
   INCOME AND                                                                LARGE CAP         NEW         COMPANY     GROWTH AND
     GROWTH     INTERNATIONAL       VALUE         GROWTH     INTERNATIONAL     GROWTH       GENERATION     GROWTH      INCOME (b)
----------------------------------------------------------------------------------------------------------------------------------


  $     (7,188)  $   (11,764)  $    (18,461)  $    (10,410) $         (1)  $    (24,613)  $    (1,509)  $    (26,676)  $    28,218
      (127,999)     (403,639)       147,038       (243,711)        3,136       (780,156)     (175,427)      (858,866)      (49,821)

        19,824        31,085         21,994        (92,547)      (11,637)       (44,330)       77,581         34,790         4,773
----------------------------------------------------------------------------------------------------------------------------------
      (115,363)     (384,318)       150,571       (346,668)       (8,502)      (849,099)      (99,355)      (850,752)      (16,830)
----------------------------------------------------------------------------------------------------------------------------------

       338,342       142,105        942,684        166,632        31,652        629,084         8,591        356,446        31,853
       (42,178)     (112,938)      (131,675)       (33,327)         (493)       (79,477)       (1,428)      (246,433)       (7,948)
        59,164      (328,342)       560,446        161,917         1,881       (779,876)       52,327        272,554      (113,328)
----------------------------------------------------------------------------------------------------------------------------------


       355,328      (299,175)     1,371,455        295,222        33,040       (230,269)       59,490        382,567       (89,423)
----------------------------------------------------------------------------------------------------------------------------------
       239,965      (683,493)     1,522,026        (51,446)       24,538     (1,079,368)      (39,865)      (468,185)     (106,253)
----------------------------------------------------------------------------------------------------------------------------------
       682,971     1,312,178      1,135,202        899,651        26,449      2,990,755       200,967      2,196,111       106,253
----------------------------------------------------------------------------------------------------------------------------------
  $    922,936   $   628,685   $  2,657,228   $    848,205  $     50,987   $  1,911,387   $   161,102   $  1,727,926   $        --
==================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS - CONTINUED


FOR THE PERIOD ENDED DECEMBER 31, 2001


==================================================================================================================================

                                                                                 CONSECO SERIES TRUST PORTFOLIOS
                                                               -------------------------------------------------------------------

                                                                                CONSECO                       FIXED     GOVERNMENT
                                                                BALANCED       20 FOCUS        EQUITY        INCOME     SECURITIES
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends and short-term capital gains
     from investments in portfolio shares ...................  $    137,861    $      --     $    15,333    $   76,336   $  73,933
Expenses:
   Mortality and expense risk fees ..........................        64,274        7,359          26,787        19,542      23,960
----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ........................        73,587       (7,359)        (11,454)       56,794      49,973
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
     Net realized gains (losses) on sales of investments
       in portfolio shares ..................................      (692,489)    (112,045)       (491,512)       22,062      51,573
     Net realized long-term capital gain distributions
       from investments in portfolio shares .................            --           --              --            --          --
----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares .............................................      (692,489)    (112,045)       (491,512)       22,062      51,573
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..........................       216,100      126,697         287,400       (36,089)    (48,561)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations.  $   (402,802)   $   7,293    $   (215,566)   $   42,767   $  52,985
==================================================================================================================================

Total return (base contract) (Note 6) ........................        (7.91)%     (46.76)%        (11.56)%        7.32%       4.65%
                                                               ===================================================================
Total return (base contract + all riders) (Note 6) ...........        (8.46)%     (47.08)%        (12.09)%        6.67%       4.02%
                                                               ===================================================================
Investment income ratio (Note 6) .............................         5.87%        0.00%            .49%         5.40%       5.18%
                                                               ===================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


FOR THE PERIOD ENDED DECEMBER 31, 2001

==================================================================================================================================

                                                                                CONSECO SERIES TRUST PORTFOLIOS
                                                               ------------------------------------------------------------------

                                                                               CONSECO                       FIXED     GOVERNMENT
                                                                BALANCED      20 FOCUS        EQUITY        INCOME     SECURITIES
---------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income ..................................... $     73,587   $  (7,359)  $   (11,454)  $     56,794   $    49,973
   Net realized gain (loss) on investments in portfolio
     shares ..................................................     (692,489)   (112,045)      (491,512)       22,062        51,573
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ......................      216,100     126,697       287,400         (36,089)     (48,561)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ...     (402,802)      7,293         (215,566)      42,767       52,985
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ............................    1,048,260     139,987       488,641         872,933      801,864
   Contract redemptions ......................................     (622,372)    (26,922)      (95,976)       (183,697)     (92,537)
   Net transfers .............................................       48,884    (168,289)      735,341         845,906      (52,675)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ....................      474,772     (55,224)    1,128,006       1,535,142      656,652
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...............       71,970     (47,931)      912,440       1,577,909      709,637
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................    4,202,570     458,462     1,967,365         339,900    1,194,679
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ........................... $  4,274,540  $  410,531   $ 2,879,805    $  1,917,809  $ 1,904,316
==================================================================================================================================

(a) For the period May 1, 2001 (commencement of operations) to December 31,
2001.



   The accompanying notes are an integral part of these financial statements.

=================================================================================================================================

           CONSECO
           SERIES
            TRUST
         PORTFOLIOS                                              DREYFUS VARIABLE
         (CONTINUED)                                             INVESTMENT FUNDS                 FEDERATED INSURANCE SERIES
----------------------------                                -----------------------------   --------------------------------------
                                 DREYFUS
                                SOCIALLY        DREYFUS                                      HIGH                   INTERNATIONAL
     HIGH          MONEY       RESPONSIBLE       STOCK      DISCIPLINED   INTERNATIONAL     INCOME    INTERNATIONAL     SMALL
     YIELD        MARKET         GROWTH          INDEX         STOCK          VALUE         BOND II     EQUITY II   COMPANY II (a)
----------------------------------------------------------------------------------------------------------------------------------



 $     93,208   $   324,051   $        401   $     38,692  $      1,606   $      2,175   $   191,387   $     20,637   $        --

       12,415       130,508          9,515         51,959         8,963          3,572        13,265          5,370            46
---------------------------------------------------------------------------------------------------------------------------------

       80,793       193,543         (9,114)       (13,267)       (7,357)        (1,397)      178,122         15,267           (46)

-----------------------------------------------------------------------------------------------------------------------------------

      (22,039)           --       (180,271)      (833,628)      (77,127)       (43,275)     (288,727)       (22,065)           --

           --            --             --         22,156            --             --            --         26,598            --
---------------------------------------------------------------------------------------------------------------------------------

      (22,039)           --       (180,271)      (811,472)      (77,127)       (43,275)     (288,727)         4,533            --

-----------------------------------------------------------------------------------------------------------------------------------

      (35,852)           --        (28,390)       168,187        38,907        (10,659)       16,184       (156,322)           --
---------------------------------------------------------------------------------------------------------------------------------

 $     22,902   $   193,543   $   (217,775)  $   (656,552) $    (45,577)  $    (55,331)  $   (94,421)  $   (136,522)  $       (46)
=================================================================================================================================

         1.73%         2.52%       (23.66)%        (13.41)%      (14.48)%       (14.43)%       (0.04)%       (30.41)%      (21.57)%
=================================================================================================================================
         1.12%         1.90%        (24.12)%       (13.93)%      (15.00)%       (14.95)%       (0.64)%       (30.83)%      (21.88)%
=================================================================================================================================
         1.64%         6.80%           .06%          1.09%          .26%           .95%        20.77%          5.73%         0.00%
=================================================================================================================================

=================================================================================================================================

           CONSECO
           SERIES
             TRUST
          PORTFOLIOS                                              DREYFUS VARIABLE
          (CONTINUED)                                             INVESTMENT FUNDS               FEDERATED INSURANCE SERIES
----------------------------                                 ---------------------------    ---------------------------------------


                                  DREYFUS
                                 SOCIALLY        DREYFUS                                      HIGH                   INTERNATIONAL
      HIGH          MONEY       RESPONSIBLE       STOCK      DISCIPLINED   INTERNATIONAL     INCOME    INTERNATIONAL     SMALL
      YIELD        MARKET         GROWTH          INDEX         STOCK          VALUE         BOND II     EQUITY II   COMPANY II (a)
-----------------------------------------------------------------------------------------------------------------------------------


  $     80,793   $   193,543   $     (9,114)  $    (13,267) $     (7,357)  $     (1,397)  $   178,122   $     15,267   $       (46)
       (22,039)           --       (180,271)      (811,472)      (77,127)       (43,275)     (288,727)         4,533            --

       (35,852)           --        (28,390)       168,187        38,907        (10,659)       16,184       (156,322)           --
-----------------------------------------------------------------------------------------------------------------------------------
        22,902       193,543       (217,775)      (656,552)      (45,577)       (55,331)      (94,421)      (136,522)          (46)
-----------------------------------------------------------------------------------------------------------------------------------

       384,841    13,756,669        223,151      1,353,310       194,201         84,949       559,139         47,000        30,036
      (162,838)     (823,028)       (29,594)      (308,407)     (185,736)       (54,340)      (71,985)       (25,118)           --
       (39,929)   (9,472,338)       (45,040)       903,312       (96,439)        95,456       357,072         24,033           (17)
-----------------------------------------------------------------------------------------------------------------------------------


       182,074     3,461,303        148,517      1,948,215       (87,974)       126,065       844,226         45,915        30,019
-----------------------------------------------------------------------------------------------------------------------------------
       204,976     3,654,846        (69,258)     1,291,663      (133,551)        70,734       749,805        (90,607)       29,973
-----------------------------------------------------------------------------------------------------------------------------------
       643,006     6,143,910        630,064      3,045,906       503,237         96,894       355,823        413,420            --
-----------------------------------------------------------------------------------------------------------------------------------
  $    847,982   $ 9,798,756   $    560,806   $  4,337,569  $    369,686   $    167,628   $ 1,105,628   $    322,813   $    29,973
===================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT H

FOR THE PERIOD ENDED DECEMBER 31, 2001

===================================================================================================================================

                                                              FEDERATED
                                                             INSURANCE
                                                               SERIES            FIRST AMERICAN             INVESCO VARIABLE
                                                             (CONTINUED)      INSURANCE PORTFOLIOS          INVESTMENT FUNDS
                                                             -----------    --------------------------   --------------------------


                                                                             LARGE CAP       MID CAP       EQUITY       FINANCIAL
                                                             UTILITY II     GROWTH (a)     GROWTH (a)      INCOME      SERVICES (a)
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends and short-term capital gains
     from investments in portfolio shares ................  $     11,921     $       --     $      --   $      8,584   $    1,478
Expenses:
   Mortality and expense risk fees .......................         5,413             10            13          7,230        1,411
---------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) .....................         6,508            (10)          (13)         1,354           67
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................       (51,464)            (1)         (285)       (37,188)      (3,534)
   Net realized long-term capital gain distributions
     from investments in portfolio shares ................            --             --            --            409           68
---------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio
       shares ............................................       (51,464)            (1)          (285)      (36,779)      (3,466)
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ...................       (19,656)            (1)          373         12,746        9,642
---------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ...................................     $ (64,612)    $      (12)    $       75   $   (22,679)  $    6,243
=================================================================================================================================
Total return (base contract) (Note 6) ....................        (14.93)%        (18.53)%      (16.18)%      (10.24)%      (3.84)%
                                                               ==================================================================
Total return (base contract + all riders) (Note 6) .......        (15.44)%        (18.86)%      (16.52)%      (10.78)%      (4.23)%
                                                               ==================================================================
Investment income ratio (Note 6) .........................          3.17%           0.00%         0.00%         1.87%        1.25%
                                                               ==================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


FOR THE PERIOD ENDED DECEMBER 31, 2001

===================================================================================================================================

                                                              FEDERATED
                                                             INSURANCE
                                                               SERIES            FIRST AMERICAN             INVESCO VARIABLE
                                                             (CONTINUED)      INSURANCE PORTFOLIOS          INVESTMENT FUNDS
                                                             -----------    --------------------------   --------------------------


                                                                             LARGE CAP       MID CAP       EQUITY       FINANCIAL
                                                             UTILITY II      GROWTH (a)     GROWTH (a)     INCOME      SERVICES (a)
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income .................................. $      6,508   $        (10)  $       (13)  $      1,354   $        67
   Net realized gain (loss) on investments in portfolio
      shares ..............................................      (51,464)            (1)         (285)      (36,779)        (3,466)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ..................      (19,656)            (1)          373         12,746         9,642
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations.      (64,612)           (12)           75        (22,679)        6,243
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments .........................      183,856           (240)        8,224        134,308        97,568
   Contract redemptions ...................................      (61,657)            --            --        (13,431)       (1,745)
   Net transfers ..........................................       36,746            252         4,560        485,099       281,542
----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     from contract owners' transactions ...................      158,945             12        12,784        605,976       377,365
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets ................       94,333             --        12,859        583,297       383,608
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................      327,933             --            --        107,720            --
----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ........................ $    422,266   $         --   $    12,859   $    691,017   $   383,608
==================================================================================================================================

(a) For the period May 1, 2001 (commencement of operations)  to December 31,
    2001.

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================================

                                                                                                                         LAZARD
                                                                                                                       RETIREMENT
                                                                                                                         SERIES
               INVESCO VARIABLE INVESTMENT FUNDS (CONTINUED)                      JANUS ASPEN SERIES PORTFOLIOS         PORTFOLIO
-----------------------------------------------------------------------    ----------------------------------------    ----------


     HEALTH                    REAL ESTATE       TECH-         TELE-         AGGRESSIVE                    WORLDWIDE
  SCIENCES (a)   HIGH YIELD   OPPORTUNITY (a)  NOLOGY (a) COMMUNICATIONS(a)   GROWTH       GROWTH           GROWTH        EQUITY
----------------------------------------------------------------------------------------------------------------------------------



  $      1,496   $   131,179   $         56   $         --  $         --   $         --   $     2,970   $     17,175   $       586

         1,168        16,203             10            445           332         40,923        62,805         51,972         1,991
----------------------------------------------------------------------------------------------------------------------------------
           328       114,976             46           (445)         (332)       (40,923)      (59,835)       (34,797)       (1,405)
----------------------------------------------------------------------------------------------------------------------------------



         1,993      (175,309)           317         (1,578)      (16,064)    (2,423,754)   (2,134,761)      (542,232)      (37,810)

            --            --             --             --            --             --         8,342             --            --
----------------------------------------------------------------------------------------------------------------------------------
         1,993      (175,309)           317         (1,578)      (16,064)    (2,423,754)   (2,126,419)      (542,232)      (37,810)
----------------------------------------------------------------------------------------------------------------------------------

           893      (262,592)             5            765         1,789        815,929       740,400       (466,336)        4,466
----------------------------------------------------------------------------------------------------------------------------------
  $      3,214   $  (322,925)  $        368   $     (1,258) $    (14,607)  $ (1,648,748)  $(1,445,854)  $ (1,043,365)  $   (34,749)
==================================================================================================================================

          1.75%      (16.12)%          0.79%        (29.41)%      (43.87)%       (40.30)%      (25.79)%       (23.52)%       (8.76)%
==================================================================================================================================
          1.34%       (16.62)%         0.39%        (29.69)%      (44.09)%       (40.66)%      (26.24)%       (23.98)%      (9.31)%
==================================================================================================================================
          1.47%        10.72%          2.42%          0.00%         0.00%          0.00%           .07%          .49%          .40%
==================================================================================================================================



==================================================================================================================================

                                                                                                                         LAZARD
                                                                                                                       RETIREMENT
                                                                                                                         SERIES
               INVESCO VARIABLE INVESTMENT FUNDS (CONTINUED)                      JANUS ASPEN SERIES PORTFOLIOS         PORTFOLIO
-----------------------------------------------------------------------    ----------------------------------------    ----------


     HEALTH                    REAL ESTATE       TECH-         TELE-        AGGRESSIVE                 WORLDWIDE
  SCIENCES (a)   HIGH YIELD   OPPORTUNITY (a)  NOLOGY (a) COMMUNICATIONS(a)   GROWTH       GROWTH        GROWTH        EQUITY
----------------------------------------------------------------------------------------------------------------------------------



  $        328   $   114,976   $         46   $       (445) $       (332)  $    (40,923)  $   (59,835)  $    (34,797)  $    (1,405)
         1,993      (175,309)           317         (1,578)      (16,064)    (2,423,754)   (2,126,419)      (542,232)      (37,810)

           893      (262,592)             5            765         1,789        815,929       740,400       (466,336)        4,466
----------------------------------------------------------------------------------------------------------------------------------
         3,214      (322,925)           368         (1,258)      (14,607)    (1,648,748)   (1,445,854)    (1,043,365)      (34,749)
----------------------------------------------------------------------------------------------------------------------------------

       112,530       534,709          5,199         27,878        21,971        390,920     1,184,743        659,283        47,421
        (1,530)     (103,312)             0           (222)         (220)      (245,658)     (471,883)      (342,971)       (9,362)
       335,440       913,352            (48)       189,499        86,600       (177,056)     (754,229)       (49,439)       42,096
----------------------------------------------------------------------------------------------------------------------------------


       446,440     1,344,749          5,151        217,155       108,351        (31,794)      (41,369)       266,873        80,155
----------------------------------------------------------------------------------------------------------------------------------
       449,654     1,021,824          5,519        215,897        93,744     (1,680,542)   (1,487,223)      (776,492)       45,406
----------------------------------------------------------------------------------------------------------------------------------
            --       181,383             --             --            --      3,850,786     4,916,218      4,003,126        49,281
----------------------------------------------------------------------------------------------------------------------------------
  $    449,654   $ 1,203,207   $      5,519   $    215,897  $     93,744   $  2,170,244   $ 3,428,995   $  3,226,634   $    94,687
==================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS - CONTINUED


FOR THE PERIOD ENDED DECEMBER 31, 2001

==================================================================================================================================

                                                               LAZARD
                                                            RETIREMENT
                                                               SERIES                                 NEUBERGER BERMAN
                                                              PORTFOLIO                              ADVISERS MANAGEMENT
                                                             (CONTINUED)       LORD                  TRUST PORTFOLIOS
                                                             -----------      ABBETT      ----------------------------------------
                                                                              SERIES
                                                                               FUND          LIMITED
                                                                              GROWTH        MATURITY       MIDCAP
                                                              SMALL CAP     AND INCOME        BOND       GROWTH (a)      PARTNERS
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends and short-term capital gains
     from investments in portfolio shares ................  $     63,407   $     10,561   $    26,180   $         --   $       574
Expenses:
   Mortality and expense risk fees .......................        14,664         31,233        16,560            288         2,780
----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) .....................        48,743        (20,672)        9,620           (288)       (2,206)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
     shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................        43,922        (57,419)       53,673           (441)      (20,388)
   Net realized long-term capital gain distributions
     from investments in portfolio shares ................        32,243         44,317            --             --         5,453
----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio
       shares ............................................        76,165        (13,102)       53,673           (441)      (14,935)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ...................         7,203       (130,352)        2,745          2,978         7,048
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
           operations ....................................  $    132,111    $  (164,126)  $    66,038    $     2,249     $ (10,093)
==================================================================================================================================

Total return (base contract) (Note 6) ....................         16.97%         (8.02)%        7.26%        (14.55)%       (4.19)%
                                                            =======================================================================
Total return (base contract + all riders) (Note 6) .......         16.27%         (8.58)%        6.62%        (14.90)%       (4.76)%
                                                            =======================================================================
Investment income ratio (Note 6) .........................          6.22%           .59%         2.28%          0.00%          .31%
                                                            =======================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


FOR THE PERIOD ENDED DECEMBER 31, 2001

==================================================================================================================================

                                                               LAZARD
                                                             RETIREMENT
                                                               SERIES                                 NEUBERGER BERMAN
                                                              PORTFOLIO                              ADVISERS MANAGEMENT
                                                             (CONTINUED)       LORD                  TRUST PORTFOLIOS
                                                             -----------      ABBETT      ----------------------------------------
                                                                              SERIES
                                                                               FUND          LIMITED
                                                                              GROWTH        MATURITY       MIDCAP
                                                              SMALL CAP     AND INCOME        BOND       GROWTH (a)      PARTNERS
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income .................................  $     48,743   $    (20,672)  $     9,620   $       (288)  $    (2,206)
   Net realized gain (loss) on investments in portfolio
      shares .............................................        76,165        (13,102)       53,673          (441)       (14,935)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..................         7,203       (130,352)        2,745          2,978         7,048
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations       132,111       (164,126)       66,038         2,249        (10,093)
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ........................       280,134        825,760       574,658         18,472       164,662
   Contract redemptions ..................................       (37,839)       (88,321)      (64,807)          (300)       (5,025)
   Net transfers .........................................       729,266        580,996       202,022        291,075        40,849
----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
     contract owners' transactions .......................       971,561      1,318,435       711,873        309,247       200,486
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets ...............     1,103,672      1,154,309       777,911        311,496       190,393
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................       388,031      1,016,775       427,773             --       143,464
----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .......................  $  1,491,703   $  2,171,084   $ 1,205,684   $    311,496   $   333,857
==================================================================================================================================

(a) For the period May 1, 2001 (commencement of operations) to December 31,
    2001.
(b) For the period January 2, 2001 (commencement of operations) to December 31, 2001.

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================================

                                                                                                                         STRONG
                                                                                                                        VARIABLE
              PIONEER VARIABLE                                                                                          INSURANCE
               CONTRACTS TRUST                          RYDEX VARIABLE TRUST                  SELIGMAN PORTFOLIOS         FUNDS
-------------------------------------------   -----------------------------------------  --------------------------    -----------

                                                                              U.S.
                                                                           GOVERNMENT    COMMUNICATIONS
     EQUITY                                                                    MONEY           AND         GLOBAL         MID CAP
   INCOME (b)    EUROPE (b)      FUND (b)         NOVA           OTC        MARKET (a)     INFORMATION   TECHNOLOGY      GROWTH II
----------------------------------------------------------------------------------------------------------------------------------



 $      2,222   $         2   $      1,886   $    200,088  $         --   $        676   $        --   $        724   $        --

        2,075           121          1,083         16,966        24,212          1,115        16,967          4,373        32,022
---------------------------------------------------------------------------------------------------------------------------------
          147          (119)           803        183,122       (24,212)          (439)      (16,967)        (3,649)      (32,022)
---------------------------------------------------------------------------------------------------------------------------------


       (8,381)         (120)        (4,586)      (702,698)   (1,403,686)            --      (361,992)      (203,050)   (1,305,691)

        3,708            --          3,115             --            --             --       183,928         67,360            --
---------------------------------------------------------------------------------------------------------------------------------
       (4,673)         (120)        (1,471)      (702,698)   (1,403,686)            --      (178,064)      (135,690)   (1,305,691)
---------------------------------------------------------------------------------------------------------------------------------

        3,454           992         (7,337)       183,150       967,084             --        83,482         56,045       427,309
---------------------------------------------------------------------------------------------------------------------------------
 $     (1,072)  $       753   $     (8,005)  $   (336,426) $   (460,814)  $       (439)  $  (111,549)  $    (83,294)  $  (910,404)
=================================================================================================================================

        (7.22)%      (24.50)%       (10.87)%       (24.64)%      (36.08)%         0.39%         3.60%        (23.29)%      (31.74)%
=================================================================================================================================
        (7.77)%      (24.95)%       (11.40)%       (25.10)%      (36.46)%        (0.01)%        2.98%        (23.76)%      (32.15)%
=================================================================================================================================
         9.61%         0.00%          1.11%          18.13%        0.00%           .12%         0.00%          0.25%         0.00%
=================================================================================================================================

==================================================================================================================================

                                                                                                                         STRONG
                                                                                                                        VARIABLE
              PIONEER VARIABLE                                                                                          INSURANCE
               CONTRACTS TRUST                          RYDEX VARIABLE TRUST                  SELIGMAN PORTFOLIOS         FUNDS
-------------------------------------------   -----------------------------------------  --------------------------    -----------

                                                                              U.S.
                                                                           GOVERNMENT    COMMUNICATIONS
     EQUITY                                                                    MONEY           AND         GLOBAL         MID CAP
   INCOME (b)    EUROPE (b)      FUND (b)         NOVA           OTC        MARKET (a)     INFORMATION   TECHNOLOGY      GROWTH II
----------------------------------------------------------------------------------------------------------------------------------



 $        147   $      (119)  $        803   $    183,122  $    (24,212)  $       (439)  $   (16,967)  $     (3,649)  $   (32,022)
       (4,673)         (120)        (1,471)      (702,698)   (1,403,686)            --      (178,064)      (135,690)   (1,305,691)

        3,454           992         (7,337)       183,150       967,084             --        83,482         56,045       427,309
---------------------------------------------------------------------------------------------------------------------------------
       (1,072)          753         (8,005)      (336,426)     (460,814)          (439)     (111,549)       (83,294)     (910,404)
---------------------------------------------------------------------------------------------------------------------------------

       91,667         8,617         17,229        143,350       282,888      2,687,756       279,061         89,952       795,109
      (19,174)         (240)             0       (137,865)     (130,414)        (1,350)      (92,656)       (25,450)     (128,799)
      191,438        29,501         89,648      1,979,607     1,340,888         93,728       229,113        (64,954)     (571,865)
---------------------------------------------------------------------------------------------------------------------------------


      263,931        37,878        106,877      1,985,092     1,493,362      2,780,134       415,518           (452)       94,445
---------------------------------------------------------------------------------------------------------------------------------
      262,859        38,631         98,872      1,648,666     1,032,548      2,779,695       303,969        (83,746)     (815,959)
---------------------------------------------------------------------------------------------------------------------------------
           --            --             --      1,257,204     1,655,955             --       709,905        499,197     2,822,717
---------------------------------------------------------------------------------------------------------------------------------
 $    262,859   $    38,631   $     98,872   $  2,905,870  $  2,688,503   $  2,779,695   $ 1,013,874   $    415,451   $ 2,006,758
=================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT H

FOR THE PERIOD ENDED DECEMBER 31, 2001


==================================================================================================================================

                                                                                    VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                                                --------------------------------------------------
                                                               STRONG
                                                             OPPORTUNITY                    EMERGING        HARD           REAL
                                                               FUND II         BOND          MARKETS       ASSETS         ESTATE
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends and short-term capital gains from
     investments in portfolio shares .....................  $     39,971   $      4,493   $        --   $        126   $     3,116
   Expenses:
     Mortality and expense risk fees .....................        19,185          2,931         6,018          1,864         4,767
----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) .....................        20,786          1,562        (6,018)        (1,738)       (1,651)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
     shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................      (208,697)        (8,298)      (74,533)       (39,437)          154
   Net realized long-term capital gain distributions from
     investments in portfolio shares .....................       212,883             --            --             --            --
----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio
       shares ............................................         4,186         (8,298)      (74,533)       (39,437)          154
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .......................       (79,501)        (9,153)       97,783         (1,089)        1,148
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ...................................  $    (54,529)   $   (15,889)  $    17,232    $   (42,264)      $  (349)
==================================================================================================================================
Total return (base contract) (Note 6) ....................         (5.05)%        (6.44)%       (3.19)%       (11.71)%        3.86%
                                                            ======================================================================
Total return (base contract + all riders) (Note 6) .......         (5.62)%        (7.00)%       (3.77)%       (12.24)%        3.24%
                                                            ======================================================================
Investment income ratio (Note 6) .........................          3.17%          1.40%         0.00%          0.06%         2.04%
                                                            ======================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE PERIOD ENDED DECEMBER 31, 2001


==================================================================================================================================

                                                                                    VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                                                --------------------------------------------------
                                                               STRONG
                                                             OPPORTUNITY                    EMERGING        HARD           REAL
                                                               FUND II         BOND          MARKETS       ASSETS         ESTATE
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income .................................  $     20,786   $      1,562   $    (6,018)  $     (1,738)  $    (1,651)
   Net realized gain (loss) on investments in portfolio
     shares ..............................................         4,186        (8,298)       (74,533)       (39,437)          154
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .................       (79,501)        (9,153)       97,783         (1,089)        1,148
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations       (54,529)       (15,889)       17,232        (42,264)         (349)
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ........................       426,740         59,233       154,736         25,387        60,030
   Contract redemptions ..................................      (284,236)       (19,146)      (18,771)        (4,917)      (13,235)
   Net transfers .........................................       623,530         19,802      (112,631)        69,672       229,021
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .....................       766,034         59,889        23,334         90,142       275,816
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .............       711,505         44,000        40,566         47,878       275,467
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................       918,494         98,026       249,593         11,076        90,686
----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .......................  $  1,629,999   $    142,026   $   290,159   $     58,954   $   366,153
==================================================================================================================================

===============================================================================





    COMBINED
      TOTAL
--------------




  $  1,745,604

     1,023,034
--------------
       722,570
--------------


   (17,946,040)

     1,969,431
--------------
   (15,976,609)
--------------

     3,335,943
--------------
  $(11,918,096)
==============









===============================================================================





   COMBINED
     TOTAL
-------------



 $    722,570
  (15,976,609)

    3,335,943
-------------
  (11,918,096)
-------------

   34,474,562
   (6,230,405)
    2,195,098
-------------

   30,439,255
-------------
   18,521,159
-------------
   62,575,422
-------------
 $ 81,096,581
=============

CONSECO VARIABLE ANNUITY ACCOUNT H

STATEMENTS OF OPERATIONS

FOR THE PERIOD FEBRUARY 11, 2000 THROUGH DECEMBER 31, 2000

================================================================================================================================

                                                                                                                        AMERICAN
                                                                                                                         CENTURY
                                                                                                                        VARIABLE
                                                                             THE ALGER AMERICAN FUNDS                   PORTFOLIOS
                                                            --------------------------------------------------------    ----------


                                                                             LEVERAGED       MIDCAP         SMALL       INCOME AND
                                                               GROWTH         ALLCAP         GROWTH    CAPITALIZATION     GROWTH
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividends from investments in portfolio shares ........  $     81,098   $    142,436   $    98,596   $    122,528   $        --
Expenses
   Mortality and expense risk fees .......................        15,131         25,680        21,240          6,840         3,910
----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) .....................        65,967        116,756        77,356        115,688        (3,910)
----------------------------------------------------------------------------------------------------------------------------------
Netrealized gains (losses) and unrealized appreciation
   (depreciation) of investments:
     Net realized gains (losses) on sales of investments
       in portfolio shares ...............................       (70,893)      (179,610)      (65,097)      (167,615)      (19,212)
     Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares ................      (429,039)      (766,599)     (245,815)      (160,509)      (28,722)
----------------------------------------------------------------------------------------------------------------------------------
       Net gain (loss) on investments in portfolio shares       (499,932)      (946,209)     (310,912)      (328,124)      (47,934)
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
           operations ....................................  $   (433,965)  $  (829,453)  $   (233,556)  $  (212,436)   $   (51,844)
==================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIOD FEBRUARY 11, 2000 THROUGH DECEMBER 31, 2000

================================================================================================================================

                                                                                                                        AMERICAN
                                                                                                                         CENTURY
                                                                                                                        VARIABLE
                                                                             THE ALGER AMERICAN FUNDS                   PORTFOLIOS
                                                            --------------------------------------------------------    ----------


                                                                             LEVERAGED       MIDCAP         SMALL       INCOME AND
                                                               GROWTH         ALLCAP         GROWTH    CAPITALIZATION     GROWTH
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income .................................  $     65,967   $    116,756   $    77,356   $    115,688   $    (3,910)
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................       (70,893)      (179,610)      (65,097)      (167,615)      (19,212)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .....................      (429,039)      (766,599)     (245,815)      (160,509)      (28,722)
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations      (433,965)      (829,453)     (233,556)      (212,436)      (51,844)
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ........................     2,216,990      3,407,534     2,656,954        895,458       610,276
   Contract redemptions ..................................       (16,011)       (13,388)      (50,288)        (5,112)      (11,752)
   Net transfers .........................................       334,892        234,604       891,668        460,415       136,291
----------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets from contract owners'
       transactions ......................................     2,535,871      3,628,750     3,498,334     1,350,761        734,815
----------------------------------------------------------------------------------------------------------------------------------
       Net increase  in net assets .......................     2,101,906      2,799,297     3,264,778      1,138,325       682,971
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................            --             --            --             --            --
----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .......................  $  2,101,906   $  2,799,297   $ 3,264,778   $  1,138,325   $   682,971
==================================================================================================================================

(a) Berger Growth and Income was renamed Berger Large Cap Growth effective May 1, 2001.

   The accompanying notes are an integral part of these financial statements.

=================================================================================================================================

       AMERICAN CENTURY
      VARIABLE PORTFOLIOS                                                                                      CONSECO SERIES
          (CONTINUED)                             BERGER INSTITUTIONAL PRODUCTS TRUST                         TRUST PORTFOLIOS
----------------------------   ----------------------------------------------------------------------   --------------------------
                                                                                              SMALL
                                               GROWTH AND                       NEW          COMPANY                     CONSECO
  INTERNATIONAL     VALUE         GROWTH       INCOME(a)    INTERNATIONAL   GENERATION       GROWTH       BALANCED      20 FOCUS
----------------------------------------------------------------------------------------------------------------------------------


  $         --   $        --   $     25,910   $     78,380  $         81   $        --    $    34,072   $    562,654   $       804

         8,297         4,556          5,205         16,484           318            783        14,089         22,955         1,484
----------------------------------------------------------------------------------------------------------------------------------
        (8,297)       (4,556)        20,705         61,896          (237)          (783)       19,983        539,699          (680)
----------------------------------------------------------------------------------------------------------------------------------



       (10,984)      (11,546)       (13,900)       (11,222)       (3,233)        (7,897)        5,671         (5,742)       15,247

      (120,517)      107,590       (220,483)      (541,247)         (237)       (76,830)     (352,964)      (829,619)     (129,713)
----------------------------------------------------------------------------------------------------------------------------------
      (131,501)       96,044       (234,383)      (552,469)       (3,470)       (84,727)     (347,293)      (835,361)     (114,466)
----------------------------------------------------------------------------------------------------------------------------------
  $   (139,798)  $    91,488   $   (213,678)  $   (490,573) $     (3,707)  $    (85,510)  $  (327,310)  $   (295,662)  $  (115,146)
=================================================================================================================================


==================================================================================================================================

       AMERICAN CENTURY
      VARIABLE PORTFOLIOS                                                                                      CONSECO SERIES
          (CONTINUED)                             BERGER INSTITUTIONAL PRODUCTS TRUST                         TRUST PORTFOLIOS
----------------------------   ----------------------------------------------------------------------   --------------------------
                                                                                              SMALL
                                               GROWTH AND                       NEW          COMPANY                     CONSECO
  INTERNATIONAL     VALUE         GROWTH       INCOME(a)    INTERNATIONAL    GENERATION       GROWTH       BALANCED      20 FOCUS
----------------------------------------------------------------------------------------------------------------------------------



  $     (8,297)  $    (4,556)  $     20,705   $     61,896  $       (237)  $       (783)  $    19,983   $    539,699   $      (680)

       (10,984)      (11,546)       (13,900)       (11,222)       (3,233)        (7,897)        5,671         (5,742)       15,247
----------------------------------------------------------------------------------------------------------------------------------

      (120,517)      107,590       (220,483)      (541,247)         (237)       (76,830)     (352,964)      (829,619)     (129,713)
----------------------------------------------------------------------------------------------------------------------------------
      (139,798)       91,488       (213,678)      (490,573)       (3,707)       (85,510)     (327,310)      (295,662)     (115,146)
----------------------------------------------------------------------------------------------------------------------------------


       728,431       261,377      1,130,283      2,952,493        49,965        199,527     2,357,269      4,317,775       379,661
       (16,403)      (12,093)       (18,470)       (20,641)           --           (578)      (27,565)       (42,764)       (1,373)
       739,948       794,430          1,516        549,476       (19,809)        87,528       193,717        223,221       195,320
----------------------------------------------------------------------------------------------------------------------------------
     1,451,976     1,043,714      1,113,329      3,481,328        30,156        286,477     2,523,421      4,498,232       573,608
----------------------------------------------------------------------------------------------------------------------------------
     1,312,178     1,135,202        899,651      2,990,755        26,449        200,967     2,196,111      4,202,570       458,462
----------------------------------------------------------------------------------------------------------------------------------
             --           --             --             --            --             --            --             --            --
----------------------------------------------------------------------------------------------------------------------------------
  $  1,312,178   $ 1,135,202   $    899,651   $  2,990,755  $     26,449   $    200,967   $ 2,196,111   $  4,202,570   $   458,462
==================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT H

FOR THE PERIOD FEBRUARY 11, 2000 THROUGH DECEMBER 31, 2000

====================================================================================================================================


                                                                           CONSECO SERIES TRUST PORTFOLIOS (CONTINUED)
                                                            ------------------------------------------------------------------------




                                                                               FIXED       GOVERNMENT        HIGH           MONEY
                                                               EQUITY         INCOME       SECURITIES        YIELD         MARKET
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividends from investments in portfolio shares ........  $    368,218   $      5,809   $    12,800    $      9,990   $   157,619
Expenses:
   Mortality and expense risk fees .......................        10,001          1,136         2,388           2,551        37,140
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .......................       358,217          4,673        10,412           7,439       120,479
------------------------------------------------------------------------------------------------------------------------------------
Netrealized gains (losses) and unrealized appreciation
   (depreciation) of investments:
     Net realized gains (losses) on sales of investments
       in portfolio shares ...............................        55,759            645         1,235             177             0
     Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares ................      (557,753)         3,786        20,875           1,015             0
------------------------------------------------------------------------------------------------------------------------------------
       Net gain (loss) on investments in portfolio shares       (501,994)         4,431        22,110           1,192             0
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ...................................  $   (143,777)  $      9,104   $    32,522    $      8,631   $   120,479
====================================================================================================================================





STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


FOR THE PERIOD FEBRUARY 11, 2000 THROUGH DECEMBER 31, 2000

====================================================================================================================================


                                                                           CONSECO SERIES TRUST PORTFOLIOS (CONTINUED)
                                                            ------------------------------------------------------------------------




                                                                               FIXED       GOVERNMENT        HIGH           MONEY
                                                               EQUITY         INCOME       SECURITIES        YIELD         MARKET
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income                                    $    358,217   $      4,673   $    10,412    $      7,439   $   120,479
   Net realized gains (losses) on sales of investments
     in portfolio shares                                          55,759            645         1,235             177            --
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares                        (557,753)         3,786        20,875           1,015            --
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations      (143,777)         9,104        32,522           8,631       120,479
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments                              1,600,366        216,890       326,979         116,674    14,511,273
   Contract redemptions                                          (16,326)        (1,886)       (5,424)         (2,491)     (342,062)
   Net transfers                                                 527,102        115,792       840,602         520,192    (8,145,780)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets from contract owners'
        transactions                                           2,111,142       330,796      1,162,157         634,375     6,023,431
------------------------------------------------------------------------------------------------------------------------------------
       Net increase  in net assets                             1,967,365        339,900     1,194,679         643,006     6,143,910
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period                                       --             --            --              --            --
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period                          $  1,967,365   $    339,900   $ 1,194,679    $    643,006   $ 6,143,910
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                   DREYFUS VARIABLE                         FEDERATED                         INVESCO VARIABLE
                                   INVESTMENT FUNDS                     INSURANCE SERIES                      INVESTMENT FUNDS
                               ---------------------------  -----------------------------------------   ----------------------------

     DREYFUS
    SOCIALLY       DREYFUS
   RESPONSIBLE      STOCK       DISCIPLINED   INTERNATIONAL  HIGH INCOME   INTERNATIONAL                   EQUITY          HIGH
     GROWTH         INDEX          STOCK          VALUE        BOND II       EQUITY II     UTILITY II      INCOME          YIELD
------------------------------------------------------------------------------------------------------------------------------------


  $      5,456   $    63,570   $      5,441   $      7,975  $        --    $         27   $     1,919   $      6,141   $     1,699

         4,434        20,638          3,260            370         1,247          2,983         2,000          1,208         3,011
------------------------------------------------------------------------------------------------------------------------------------
         1,022        42,932          2,181          7,605        (1,247)        (2,956)          (81)         4,933        (1,312)
------------------------------------------------------------------------------------------------------------------------------------




        (9,251)         (801)        (1,967)          (137)       (7,191)       (76,673)       (8,933)         2,326         4,900

       (78,769)     (290,223)       (51,101)        (3,860)      (11,398)       (13,612)      (16,565)        (3,890)      (22,810)
------------------------------------------------------------------------------------------------------------------------------------
       (88,020)     (291,024)       (53,068)        (3,997)      (18,589)       (90,285)      (25,498)        (1,564)      (17,910)
------------------------------------------------------------------------------------------------------------------------------------
  $    (86,998)  $  (248,092)  $    (50,887)  $      3,608  $    (19,836)  $    (93,241)  $   (25,579)  $      3,369   $   (19,222)
====================================================================================================================================


====================================================================================================================================
                                   DREYFUS VARIABLE                         FEDERATED                         INVESCO VARIABLE
                                   INVESTMENT FUNDS                     INSURANCE SERIES                      INVESTMENT FUNDS
                               ---------------------------  -----------------------------------------   ----------------------------


     DREYFUS
    SOCIALLY       DREYFUS
   RESPONSIBLE      STOCK       DISCIPLINED   INTERNATIONAL  HIGH INCOME   INTERNATIONAL                     EQUITY        HIGH
     GROWTH         INDEX          STOCK          VALUE        BOND II       EQUITY II     UTILITY II        INCOME        YIELD
------------------------------------------------------------------------------------------------------------------------------------


  $      1,022   $    42,932   $      2,181   $      7,605  $     (1,247)  $     (2,956)  $       (81)   $      4,933   $    (1,312)

        (9,251)         (801)        (1,967)          (137)       (7,191)       (76,673)       (8,933)          2,326         4,900

       (78,769)     (290,223)       (51,101)        (3,860)      (11,398)       (13,612)      (16,565)         (3,890)      (22,810)
------------------------------------------------------------------------------------------------------------------------------------
       (86,998)     (248,092)       (50,887)         3,608       (19,836)       (93,241)      (25,579)          3,369       (19,222)
------------------------------------------------------------------------------------------------------------------------------------


       655,723     2,855,129        520,699         78,848       182,434        444,866       317,214         147,901       655,582
        (3,476)      (41,195)        (2,622)            --        (1,287)        (3,764)       (1,707)             --        (1,471)
        64,815       480,064         36,047         14,438       194,512         65,559        38,005         (43,550)     (453,506)
------------------------------------------------------------------------------------------------------------------------------------
       717,062     3,293,998        554,124         93,286       375,659        506,661       353,512         104,351       200,605
------------------------------------------------------------------------------------------------------------------------------------
       630,064     3,045,906        503,237         96,894       355,823        413,420       327,933         107,720       181,383
------------------------------------------------------------------------------------------------------------------------------------
            --            --             --             --            --             --            --              --            --
------------------------------------------------------------------------------------------------------------------------------------
  $    630,064   $ 3,045,906   $    503,237   $     96,894  $    355,823   $    413,420   $   327,933    $    107,720   $   181,383
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT H

FOR THE PERIOD FEBRUARY 11, 2000 THROUGH DECEMBER 31, 2000

====================================================================================================================================


                                                                        JANUS ASPEN SERIES                  LAZARD RETIREMENT
                                                                            PORTFOLIOS                      SERIES PORTFOLIOS
                                                            -----------------------------------------   ----------------------------


                                                             AGGRESSIVE                     WORLDWIDE
                                                               GROWTH         GROWTH         GROWTH          EQUITY      SMALL CAP
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividends from investments in portfolio shares ........  $    405,153   $    244,589   $   246,037    $      5,562   $     4,086
Expenses:
   Mortality and expense risk fees .......................        38,311         39,823        33,162             224         1,754
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) .....................       366,842        204,766       212,875           5,338         2,332
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
    (depreciation) of investments:
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................      (784,630)       (83,004)     (150,528)            (57)        7,162
     Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares ................    (1,494,349)    (1,064,464)     (900,141)         (6,197)        7,697
------------------------------------------------------------------------------------------------------------------------------------
       Net gain (loss) on investments in portfolio shares     (2,278,979)    (1,147,468)   (1,050,669)         (6,254)       14,859
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
           operations ....................................  $ (1,912,137)  $  (942,702)  $   (837,794)   $       (916)     $ 17,191
====================================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


FOR THE PERIOD FEBRUARY 11, 2000 THROUGH DECEMBER 31, 2000


====================================================================================================================================


                                                                        JANUS ASPEN SERIES                  LAZARD RETIREMENT
                                                                            PORTFOLIOS                      SERIES PORTFOLIOS
                                                            -----------------------------------------   ---------------------------


                                                             AGGRESSIVE                     WORLDWIDE
                                                               GROWTH         GROWTH         GROWTH          EQUITY      SMALL CAP
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income .................................  $    366,842   $    204,766   $   212,875    $     5,338   $     2,332
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................      (784,630)       (83,004)     (150,528)           (57)        7,162
   Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares ................    (1,494,349)    (1,064,464)     (900,141)        (6,197)        7,697
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        operations .......................................    (1,912,137)      (942,702)     (837,794)          (916)       17,191
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ........................     5,607,584      5,943,934     4,901,967         51,057       143,337
   Contract redemptions ..................................       (58,493)       (79,658)      (61,859)            --          (475)
   Net transfers .........................................       213,832         (5,356)          812           (860)      227,978
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase in net assets from contract owners'
      transactions .......................................     5,762,923      5,858,920     4,840,920         50,197       370,840
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets ..........................     3,850,786      4,916,218     4,003,126         49,281       388,031
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................            --             --            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .......................  $  3,850,786   $  4,916,218   $ 4,003,126    $    49,281    $  388,031
====================================================================================================================================

(a) Mitchell Hutchins Series Trust was renamed Brinson Series Trust effective May 16, 2001.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                                     NEUBERGER BERMAN                                                                STRONG VARIABLE
                                    ADVISERS MANAGEMENT                                                                 INSURANCE
                                     TRUST PORTFOLIOS           RYDEX VARIABLE TRUST          SELIGMAN PORTFOLIOS         FUNDS
                               ---------------------------  ---------------------------   -------------------------- ---------------
      LORD        MITCHELL
     ABBETT       HUTCHINS
     SERIES        SERIES
      FUND          TRUST                                                                 COMMUNICATIONS
     GROWTH        GROWTH         LIMITED                                                      AND         GLOBAL         MIDCAP
   AND INCOME  AND INCOME (a)  MATURITY BOND    PARTNERS        NOVA            OTC        INFORMATION   TECHNOLOGY      GROWTH II
----------------------------------------------------------------------------------------------------------------------------------


  $      6,747   $       --    $        --    $        --   $     51,583   $     56,575   $    93,136   $     20,865   $   180,776

         5,468           978          1,780          1,473         7,553          9,962         3,234          2,599        19,113
----------------------------------------------------------------------------------------------------------------------------------
         1,279          (978)        (1,780)        (1,473)       44,030         46,613        89,902         18,266       161,663
----------------------------------------------------------------------------------------------------------------------------------




        10,932           115          2,699           (613)       57,542        111,844       (63,428)       (34,154)       12,403

        74,417        (4,773)         6,897          2,281      (227,944)      (784,008)     (297,520)      (131,454)     (786,297)
----------------------------------------------------------------------------------------------------------------------------------
        85,349        (4,658)         9,596          1,668      (170,402)      (672,164)     (360,948)      (165,608)     (773,894)
----------------------------------------------------------------------------------------------------------------------------------
  $     86,628   $    (5,636)  $      7,816   $        195  $   (126,372)  $   (625,551)  $  (271,046)  $   (147,342)  $  (612,231)
==================================================================================================================================




====================================================================================================================================

                                     NEUBERGER BERMAN                                                                STRONG VARIABLE
                                    ADVISERS MANAGEMENT                                                                 INSURANCE
                                     TRUST PORTFOLIOS           RYDEX VARIABLE TRUST          SELIGMAN PORTFOLIOS         FUNDS
                               ---------------------------  ---------------------------   -------------------------- ---------------
      LORD        MITCHELL
     ABBETT       HUTCHINS
     SERIES        SERIES
      FUND          TRUST                                                                 COMMUNICATIONS
     GROWTH        GROWTH         LIMITED                                                      AND         GLOBAL         MIDCAP
   AND INCOME  AND INCOME (a)  MATURITY BOND    PARTNERS        NOVA            OTC        INFORMATION   TECHNOLOGY      GROWTH II
----------------------------------------------------------------------------------------------------------------------------------


  $      1,279   $      (978)  $     (1,780)  $     (1,473) $     44,030   $     46,613   $    89,902   $     18,266   $   161,663

        10,932           115          2,699           (613)       57,542        111,844       (63,428)       (34,154)       12,403

        74,417        (4,773)         6,897          2,281      (227,944)      (784,008)     (297,520)      (131,454)     (786,297)
----------------------------------------------------------------------------------------------------------------------------------
        86,628        (5,636)         7,816            195      (126,372)      (625,551)     (271,046)      (147,342)     (612,231)
----------------------------------------------------------------------------------------------------------------------------------


       743,408       113,261        345,646        158,639       289,189      1,037,717       532,974        283,161     2,882,226
        (7,542)       (1,239)          (648)            --       (36,557)       (27,382)       (9,963)        (3,762)      (30,642)
       194,281          (133)        74,959        (15,370)    1,130,944      1,271,171       457,940        367,140       583,364
----------------------------------------------------------------------------------------------------------------------------------
       930,147       111,889        419,957        143,269     1,383,576      2,281,506       980,951        646,539     3,434,948
----------------------------------------------------------------------------------------------------------------------------------
     1,016,775       106,253        427,773        143,464     1,257,204      1,655,955       709,905        499,197     2,822,717
----------------------------------------------------------------------------------------------------------------------------------
            --            --             --             --            --             --            --             --            --
----------------------------------------------------------------------------------------------------------------------------------
  $  1,016,775   $   106,253   $    427,773   $    143,464  $  1,257,204   $  1,655,955   $   709,905   $    499,197   $ 2,822,717
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT H

FOR THE PERIOD FEBRUARY 11, 2000 THROUGH DECEMBER 31, 2000

====================================================================================================================================

                                                                                    VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                                           --------------------------------------------------------
                                                               STRONG
                                                             OPPORTUNITY                    EMERGING        HARD           REAL
                                                               FUND II         BOND          MARKETS       ASSETS         ESTATE
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividends from investments in portfolio shares ........  $    121,422   $         --    $       --    $        --    $       --
Expenses:
   Mortality and expense risk fees .......................         6,211            280         2,354            497           978
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) .....................       115,211           (280)       (2,354)          (497)         (978)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
    (depreciation) of investments:
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................       (20,490)           291       (36,816)       (16,199)      (13,365)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..................       (95,357)         4,781       (92,079)           123         4,406
-----------------------------------------------------------------------------------------------------------------------------------
     Net gain (loss) on investments in portfolio shares ..      (115,847)         5,072      (128,895)       (16,076)       (8,959)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
          operations .....................................      $   (636)  $      4,792   $  (131,249)  $    (16,573)  $    (9,937)
====================================================================================================================================






STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


FOR THE PERIOD FEBRUARY 11, 2000 THROUGH DECEMBER 31, 2000

====================================================================================================================================

                                                                                    VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                                           --------------------------------------------------------
                                                               STRONG
                                                             OPPORTUNITY                    EMERGING        HARD           REAL
                                                               FUND II         BOND          MARKETS       ASSETS         ESTATE
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income                                    $    115,211   $       (280)  $    (2,354)  $       (497)  $      (978)
   Net realized gains (losses) on sales of investments
     in portfolio shares                                         (20,490)           291       (36,816)       (16,199)      (13,365)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares                         (95,357)         4,781       (92,079)           123         4,406
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations          (636)         4,792      (131,249)      (16,573)        (9,937)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments                                957,210         88,164       471,306          6,963        92,026
   Contract redemptions                                           (2,572)          (227)       (5,843)          (314)       (6,319)
   Net transfers                                                 (35,508)         5,297       (84,621)        21,000        14,916
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets from contract owners'
       transactions                                              919,130         93,234       380,842         27,649       100,623
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets                                918,494         98,026       249,593         11,076        90,686
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period                                       --             --            --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period                          $    918,494   $     98,026   $   249,593   $     11,076   $    90,686
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================


   COMBINED
     TOTAL
 -------------



  $  3,229,754

       415,093
 -------------
     2,814,661
 -------------



    (1,586,240)

   (10,602,990)
 -------------
   (12,189,230)
 -------------
  $ (9,374,569)
 =============






================================================================================


   COMBINED
     TOTAL
 -------------



  $  2,814,661

    (1,586,240)

   (10,602,990)
 -------------
    (9,374,569)
 -------------

    69,444,340
      (993,644)
     3,499,295
 -------------
    71,949,991
 -------------
    62,575,422
 -------------
            --
 -------------
  $ 62,575,422
 =============

CONSECO VARIABLE ANNUITY ACCOUNT H

NOTES TO FINANCIAL STATEMENTS


DECEMBER 31, 2001 AND 2000

================================================================================

(1) GENERAL

   Conseco Variable Annuity Account H ("Account H") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account H was established on November 1, 1999, and commenced operations on February 11, 2000, as a segregated investment account for individual variable annuity contracts, which are registered under the Securities Act of 1933. The operations of Account H are included in the operations of Conseco Variable Insurance Company (the "Company") pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange. On January 29, 2002, Conseco, Inc. annouced its plan to explore the sale of its variable annuities business. No assurance can be provided as to the timing, price or other terms related to the possible sale of such business.

   Currently, the following investment options are available to new investors:

THE ALGER AMERICAN FUND
   Growth Portfolio
   Leveraged AllCap Portfolio
   MidCap Growth Portfolio
   Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Income and Growth Fund
   International Fund
   Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST
   Growth Fund
   International Fund
   Large Cap Growth Fund
   New Generation Fund
   Small Company Growth Fund

CONSECO SERIES TRUST
   Balanced Portfolio
   Conseco 20 Focus Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Government Securities Portfolio
   High Yield Portfolio
   Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND
   Disciplined Stock Portfolio
   International Value Portfolio

FEDERATED INSURANCE SERIES
   High Income Bond Fund II
   International Equity Fund II
   International Small Company Fund II
   Utility Fund II

FIRST AMERICAN INSURANCE PORTFOLIOS
   Large Cap Growth Portfolio
   Mid Cap Growth Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC.
   Equity Income Fund
   Financial Services Fund
   Health Sciences Fund
   High Yield Fund
   Real Estate Opportunity Fund
   Technology Fund
   Telecommunications Fund

JANUS ASPEN SERIES
   Aggressive Growth Portfolio
   Growth Portfolio
   Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
   Equity Portfolio
   Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Limited Maturity Bond Portfolio
   Midcap Growth Portfolio
   Partners Portfolio

PIONEER VARIABLE CONTRACT TRUST, Class II
   Equity Income Portfolio
   Europe Portfolio
   Fund Portfolio

RYDEX VARIABLE TRUST
   Nova Fund
   OTC Fund
   U. S. Government Money Market Fund

SELIGMAN PORTFOLIOS, INC., (Class 2)
   Communications and Information Portfolio
   Global Technology Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC.
   Mid Cap Growth Fund II

STRONG OPPORTUNITY FUND II

VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund

   The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

CONSECO VARIABLE ANNUITY ACCOUNT H

DECEMBER 31, 2001 AND 2000

================================================================================

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENT VALUATION, TRANSACTIONS AND INCOME

   Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account H does not hold any investments which are restricted as to resale.

   Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account H as of the beginning of the valuation date.

   Commencing  in  2001,   long-term  realized  gains  distributions  have  been
presented as net realized long-term capital gain distributions from investments in portfolio shares in the Statements of Operations.

FEDERAL INCOME TAXES

   No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account H are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account H and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

   The aggregate cost of purchases of investments in portfolio shares was $141,215,922 for the year ended December 31, 2001 and $104,655,652 for the period February 11, 2000 through December 31, 2000. The aggregate proceeds from sales of investments in portfolio shares were $108,155,991 for the year ended December 31, 2001 and $29,819,672 for the period February 11, 2000 through December 31, 2000.

(4) DEDUCTIONS AND EXPENSES

   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

   The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The Company deducts daily from Account H a fee, which is equal on an annual basis to 1.40 percent of the daily value of the total investments of Account H, for assuming the mortality and expense risks on standard contracts which do not contain the guaranteed minimum death benefit or the guaranteed minimum income benefit. For contracts with the guaranteed minimum death benefit, the fee is 1.70 percent. For contracts that include both the guaranteed minimum death benefit and the guaranteed minimum income benefit, the fee is 2.00 percent. The total fees for all contracts were $1,023,034 for the year ended December 31, 2001 and $415,093 for the period February 11, 2000 through December 31, 2000.

   Pursuant to an agreement between Account H and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account H. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 8.00 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30 unless the value of the contract is $50,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. The sales and administrative charges for the year ended December 31, 2001 were $333,951 and there were no charges for the period February 11, 2000 through December 31, 2000.

(5) OTHER TRANSACTIONS WITH AFFILIATES

   Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company through various retail broker/dealers including Conseco Securities, Inc., an affiliate of the Company.

   Conseco Capital Management, an affiliate of the Company, serves as an investment advisor of the Conseco Series Trust and earns fees for such services.

(6) TOTAL RETURNS AND INVESTMENT INCOME RATIOS

   Beginning in 2001, disclosure of total returns and investment income ratios became a new requirement. The total return is calculated as the percentage change of unit value from the beginning of the period represented to the unit value at the end of the period represented. The investment income ratio is the ratio of income dividends (including short-term capital gains) to average monthly net assets.

REPORT OF INDEPENDENT ACCOUNTANTS


================================================================================
TO THE BOARD OF DIRECTORS OF CONSECO VARIABLE
INSURANCE COMPANY AND CONTRACT OWNERS OF
CONSECO VARIABLE ANNUITY ACCOUNT H

   In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Conseco Variable Annuity Account H (the "Account") at December 31, 2001, the results of its operations and the changes in its net assets for the period then ended and for the period February 11, 2000 (commencement date) through December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 2001 by correspondence with the funds, provide a reasonable basis for our opinion.


/s/ PRICEWATERHOUSECOOPERS LLP
------------------------------
Indianapolis, Indiana
February 15, 2002

================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT H

SPONSOR
Conseco Variable Insurance Company - Carmel, Indiana.

DISTRIBUTOR
Conseco Equity Sales, Inc. - Carmel, Indiana

INDEPENDENT PUBLIC ACCOUNTANTS
PricewaterhouseCoopers LLP - Indianapolis, Indiana.

                       Conseco Variable Insurance Company

              Consolidated Financial Statements as of December 31,
               2001 and 2000, and for the years ended December 31,
                               2001, 2000 and 1999

                        REPORT OF INDEPENDENT ACCOUNTANTS




To the Shareholder and Board of Directors
Conseco Variable Insurance Company

     In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of operations, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Conseco Variable Insurance Company (the "Company") at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. The consolidated financial statements give retroactive effect to the merger of Conseco Variable Insurance Company and Providential Life Insurance Company which has been accounted for as a pooling of interests as described in notes 1 and 2 to the consolidated financial statements. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


                                                 /s/ PricewaterhouseCoopers LLP
                                                 -------------------------------
                                                 PricewaterhouseCoopers LLP



April 19, 2002

                       CONSECO VARIABLE INSURANCE COMPANY

                           CONSOLIDATED BALANCE SHEET
                           December 31, 2001 and 2000
                              (Dollars in millions)


                                     ASSETS

                                                                                            2001              2000
                                                                                            ----              ----

Investments:
    Actively managed fixed maturities at fair value (amortized cost:
       2001 - $1,249.9; 2000 - $1,260.6)...............................................  $1,198.6           $1,192.1
    Equity securities at fair value (cost: 2001 - $8.2; 2000 - $9.1)...................       8.2                8.6
    Mortgage loans.....................................................................      78.5              100.0
    Policy loans.......................................................................      73.8               75.7
    Other invested assets .............................................................      41.0               73.3
                                                                                         --------           --------

          Total investments............................................................   1,400.1            1,449.7

Cash and cash equivalents..............................................................     149.3               78.8
Accrued investment income..............................................................      23.2               24.9
Cost of policies purchased.............................................................     100.7              116.1
Cost of policies produced..............................................................     228.0              214.1
Reinsurance receivables................................................................      32.0               22.4
Goodwill...............................................................................      42.2               43.7
Assets held in separate accounts.......................................................   1,649.1            1,825.5
Other assets...........................................................................       7.1                5.4
                                                                                         --------           --------

          Total assets.................................................................  $3,631.7           $3,780.6
                                                                                         ========           ========






















                            (continued on next page)


                   The accompanying notes are an integral part
                          of the financial statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                           December 31, 2001 and 2000
                 (Dollars in millions, except per share amount)


                      LIABILITIES AND SHAREHOLDER'S EQUITY


                                                                                            2001             2000
                                                                                            ----             ----


Liabilities:
    Insurance liabilities:
       Interest-sensitive products.....................................................  $1,086.4           $1,128.6
       Traditional products............................................................     265.1              270.9
       Claims payable and other policyholder funds.....................................      31.4               36.3
       Liabilities related to separate accounts........................................   1,649.1            1,825.5
    Income tax liabilities.............................................................      39.3               49.4
    Investment borrowings..............................................................     151.8               58.5
    Other liabilities..................................................................      19.6               15.0
                                                                                         --------           --------

            Total liabilities..........................................................   3,242.7            3,384.2
                                                                                         --------           --------

Shareholder's equity:
    Common stock and additional paid-in capital (par value $4.80 per share, 1,065,000
       shares authorized,  1,043,565 shares issued and outstanding)....................     393.5              393.5
    Accumulated other comprehensive loss...............................................     (16.1)             (25.2)
    Retained earnings..................................................................      11.6               28.1
                                                                                         --------           --------

            Total shareholder's equity.................................................     389.0              396.4
                                                                                         --------           --------

            Total liabilities and shareholder's equity.................................  $3,631.7           $3,780.6
                                                                                         ========           ========
























                   The accompanying notes are an integral part
                          of the financial statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                      CONSOLIDATED STATEMENT OF OPERATIONS
              for the years ended December 31, 2001, 2000 and 1999
                              (Dollars in millions)


                                                                          2001             2000              1999
                                                                          ----             ----              ----

Revenues:
    Insurance policy income..........................................    $104.6           $ 91.0            $ 92.1
    Net investment income:
       General account assets........................................     111.0            124.6             147.1
       Separate account products.....................................    (166.8)           191.2             151.8
    Net losses from sale of investments..............................     (35.1)           (12.1)            (10.0)
                                                                         ------           ------            ------

          Total revenues.............................................      13.7            394.7             381.0
                                                                         ------           ------            ------

Benefits and expenses:
    Insurance policy benefits:
       Separate account products.....................................    (166.8)           191.2             151.8
       Other products................................................     109.0            105.1             132.3
    Amortization.....................................................      36.2             30.3              14.3
    Other operating costs and expenses...............................      44.3             44.1              41.5
                                                                         ------           ------            ------

          Total benefits and expenses................................      22.7            370.7             339.9
                                                                         ------           ------            ------

          Income (loss) before income taxes..........................      (9.0)            24.0              41.1

Income tax expense (benefit).........................................      (2.6)             9.2              14.4
                                                                         ------           ------            ------

          Net income (loss)..........................................    $ (6.4)          $ 14.8            $ 26.7
                                                                         ======           ======            ======

























                   The accompanying notes are an integral part
                          of the financial statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                 CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY
              for the years ended December 31, 2001, 2000 and 1999
                              (Dollars in millions)

                                                                            Common stock       Accumulated other
                                                                           and additional        comprehensive     Retained
                                                              Total        paid-in capital       income (loss)     earnings
                                                              -----        ---------------       -------------     --------


Balance, December 31, 1998.................................   $419.2          $393.5               $  (.7)          $26.4

   Comprehensive loss, net of tax:
     Net income............................................     26.7              -                    -             26.7
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax benefit
       of $16.1)...........................................    (28.4)             -                 (28.4)             -
                                                              ------

         Total comprehensive loss..........................     (1.7)

   Dividends on common stock...............................    (27.0)             -                    -            (27.0)
                                                              ------          ------               ------           -----

Balance, December 31, 1999.................................    390.5           393.5                (29.1)           26.1

   Comprehensive income, net of tax:
     Net income............................................     14.8              -                    -             14.8
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax
       expense of $2.2)....................................      3.9              -                   3.9              -
                                                              ------

         Total comprehensive income........................     18.7

   Dividends on common stock...............................    (12.8)             -                    -            (12.8)
                                                              ------          ------               ------           -----

Balance, December 31, 2000.................................    396.4           393.5                (25.2)           28.1

   Comprehensive income, net of tax:
     Net loss .............................................     (6.4)             -                    -             (6.4)
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax expense
       of $5.2)............................................      9.1              -                   9.1              -
                                                              ------

         Total comprehensive income........................      2.7

   Dividends on common stock...............................    (10.1)             -                    -            (10.1)
                                                              ------          ------               ------           -----

Balance, December 31, 2001.................................   $389.0          $393.5               $(16.1)          $11.6
                                                              ======          ======               ======           =====










                   The accompanying notes are an integral part
                          of the financial statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                      CONSOLIDATED STATEMENT OF CASH FLOWS
              for the years ended December 31, 2001, 2000 and 1999
                              (Dollars in millions)


                                                                         2001              2000             1999
                                                                         ----              ----             ----

Cash flows from operating activities:
   Net income (loss).................................................  $   (6.4)        $   14.8          $   26.7
     Adjustments to reconcile net income to net
       cash provided by operating activities:
         Amortization................................................      36.2             30.3              14.3
         Income taxes................................................     (16.8)            11.4              12.0
         Insurance liabilities.......................................     (15.0)            88.9             162.6
         Accrual and amortization of investment income...............       (.6)             4.3             (11.4)
         Deferral of cost of policies produced.......................     (41.7)           (84.2)            (62.7)
         Net losses from sale of investments.........................      35.1             12.1              10.0
         Other.......................................................      (2.0)            (1.0)             (3.8)
                                                                       --------         --------          --------

         Net cash provided (used) by operating activities............     (11.2)            76.6             147.7
                                                                       --------         --------          --------

Cash flows from investing activities:
   Sales of investments..............................................   1,854.4          1,115.3             904.8
   Maturities and redemptions........................................      81.6             53.8             109.0
   Purchases of investments..........................................  (1,994.8)        (1,587.6)         (1,502.0)
                                                                       --------         --------          --------

         Net cash used by investing activities.......................     (58.8)          (418.5)           (488.2)
                                                                       --------         --------          --------

Cash flows from financing activities:
   Deposits to insurance liabilities.................................     452.0            893.7             654.1
   Investment borrowings.............................................      93.3            (76.6)             69.4
   Withdrawals from insurance liabilities............................    (394.7)          (467.0)           (324.8)
   Dividends paid on common stock....................................     (10.1)           (12.8)            (27.0)
                                                                       --------         --------          --------

         Net cash provided by financing activities...................     140.5            337.3             371.7
                                                                       --------         --------          --------

         Net increase (decrease) in cash and cash equivalents........      70.5             (4.6)             31.2

Cash and cash equivalents, beginning of year.........................      78.8             83.4              52.2
                                                                       --------         --------          --------

Cash and cash equivalents, end of year...............................  $  149.3         $   78.8          $   83.4
                                                                       ========         ========          ========












                   The accompanying notes are an integral part
                          of the financial statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------




1.   SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation

     Conseco Variable Insurance Company ("we" or the "Company") markets tax-qualified annuities and certain employee benefit-related insurance products through professional independent agents. Prior to its name change in October 1998, the Company was named Great American Reserve Insurance Company. Since August 1995, the Company has been a wholly owned subsidiary of Conseco, Inc. ("Conseco"), a financial services holding company with subsidiaries operating throughout the United States. Conseco's insurance subsidiaries develop, market and administer supplemental health insurance, annuity, individual life insurance and other insurance products. Conseco's finance subsidiaries originate, securitize and service manufactured housing, home equity, home improvement, retail credit and floorplan loans. Conseco's operating strategy is to grow its business by focusing its resources on the development and expansion of profitable products and strong distribution channels, to seek to achieve superior investment returns through active asset management and to control expenses.

     The consolidated financial statements also include the effect of the January 1, 2000, merger of Providential Life Insurance Company ("Providential", a wholly owned subsidiary of Conseco since its acquisition on September 30,
1997) into the Company. This merger has been accounted for as a pooling of interests; therefore, the assets and liabilities of each company have been combined at their book values and the consolidated statements of operations, shareholder's equity and cash flows have been reported as if the merger had occurred on September 30, 1997. Intercompany transactions among the consolidated companies have been eliminated in consolidation.

     The following summary explains the significant accounting policies we use to prepare our financial statements. We prepare our financial statements in accordance with generally accepted accounting principles ("GAAP"). We follow the accounting standards established by the Financial Accounting Standards Board ("FASB"), the American Institute of Certified Public Accountants and the Securities and Exchange Commission. We reclassified certain amounts in our 2000 and 1999 financial statements and notes to conform with the 2001 presentation.

     Investments

     Fixed maturities are securities that mature more than one year after issuance and include bonds, certain notes receivable and redeemable preferred stock. Fixed maturities that we may sell prior to maturity are classified as actively managed and are carried at estimated fair value, with any unrealized gain or loss, net of tax and related adjustments, recorded as a component of shareholder's equity. Fixed maturity securities that we intend to sell in the near term are classified as trading and included in other invested assets. There were no such trading securities at December 31, 2001 or 2000. We include any unrealized gain or loss on trading securities in net investment gains (losses).

     Equity securities include investments in common stocks and non-redeemable preferred stock. We carry these investments at estimated fair value. We record any unrealized gain or loss, net of tax and related adjustments, as a component of shareholder's equity.

     Mortgage loans held in our investment portfolio are carried at amortized unpaid balances, net of provisions for estimated losses.

     Policy loans are stated at their current unpaid principal balances.

     Other invested assets include certain non-traditional investments. Non-traditional investments include investments in certain limited partnerships, mineral rights and promissory notes; we account for them using either the cost method, or for investments in partnerships over whose operations the Company exercises significant influence, the equity method.

     We defer any fees received or costs incurred when we originate investments (primarily mortgage loans). We amortize

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


fees, costs, discounts and premiums as yield adjustments over the contractual lives of the investments. We consider anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

     When we sell a security (other than a trading security), we report the difference between the sale proceeds and amortized cost (determined based on specific identification) as an investment gain or loss.

     We regularly evaluate all of our investments based on current economic conditions, credit loss experience and other investee-specific developments. If there is a decline in a security's net realizable value that is other than temporary, we treat it as a realized loss and reduce the cost basis of the security to its estimated fair value.

     Cash and Cash Equivalents

     Cash and cash equivalents include commercial paper, invested cash and other investments purchased with original maturities of less than three months. We carry them at amortized cost, which approximates estimated fair value.

     Assets Held in Separate Accounts

     Separate accounts are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally segregated. They are not subject to the claims that may arise out of any other business of the Company. We report separate account assets at market value; the underlying investment risks are assumed by the contractholders. We record the related liabilities at amounts equal to the market value of the underlying assets. We record the fees earned for administrative and contractholder services performed for the separate accounts in insurance policy income.

     Cost of Policies Produced

     The costs that vary with, and are primarily related to, producing new insurance business are referred to as cost of policies produced. We amortize these costs using the interest rate credited to the underlying policy: (i) in relation to the estimated gross profits for universal life-type and investment-type products; or (ii) in relation to future anticipated premium revenue for other products.

     When we realize a gain or loss on investments backing our universal life or investment-type products, we adjust the amortization to reflect the change in estimated gross profits from the products due to the gain or loss realized and the effect of the event on future investment yields. We also adjust the cost of policies produced for the change in amortization that would have been recorded if actively managed fixed maturity securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. We include the impact of this adjustment in accumulated other comprehensive income (loss) within shareholder's equity.

     Each year, we evaluate the recoverability of the unamortized balance of the cost of policies produced. We consider estimated future gross profits or future premiums, expected mortality or morbidity, interest earned and credited rates, persistency and expenses in determining whether the balance is recoverable. If we determine a portion of the unamortized balance is not recoverable, it is charged to amortization expense.

     Cost of Policies Purchased

     The cost assigned to the right to receive future cash flows from contracts existing at the date of an acquisition is referred to as the cost of policies purchased. We also defer renewal commissions paid in excess of ultimate commission levels related to the purchased policies in this account. The balance of this account is amortized, evaluated for recovery, and adjusted for the impact of unrealized gains (losses) in the same manner as the cost of policies produced described above.

     The discount rate we use to determine the value of the cost of policies purchased is the rate of return we need to earn in order to invest in the business being acquired. In determining this required rate of return, we consider many factors

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


including: (i) the magnitude of the risks associated with each of the actuarial assumptions used in determining expected future cash flows; (ii) the cost of our capital required to fund the acquisition; (iii) the likelihood of changes in projected future cash flows that might occur if there are changes in insurance regulations and tax laws; (iv) the acquired company's compatibility with other Company activities that may favorably affect future cash flows; (v) the complexity of the acquired company; and (vi) recent prices (i.e., discount rates used in determining valuations) paid by others to acquire similar blocks of business.

     Goodwill

     Goodwill is the excess of the amount paid to acquire the Company over the fair value of its net assets. Our analysis indicates that the anticipated ongoing cash flows from the earnings of the Company extend beyond the maximum 40-year period allowed for goodwill amortization. Accordingly, we have amortized goodwill on a straight-line basis generally over a 40-year period. The total accumulated amortization of goodwill was $19.1 million and $17.6 million at December 31, 2001 and 2000, respectively. Pursuant to generally accepted accounting principles in effect at December 31, 2001, we have determined that goodwill is fully recoverable from projected undiscounted net cash flows from our earnings over the remaining amortization period. If we had determined that the undiscounted projected cash flows no longer supported the recoverability of goodwill over the remaining amortization period, we would have reduced its carrying value with a corresponding charge to expense or shortened the amortization period (no such charges have occurred). See "Recently Issued Accounting Standards" below for a discussion of new accounting standards applicable to goodwill which are effective beginning on January 1, 2002.

     Recognition of Insurance Policy Income and Related Benefits and Expenses on Insurance Contracts

     Generally, we recognize insurance premiums for traditional life contracts as earned over the premium-paying periods. We establish reserves for future benefits on a net-level premium method based upon assumptions as to investment yields, mortality, morbidity, withdrawals and dividends. We record premiums for universal life-type and investment-type contracts that do not involve significant mortality or morbidity risk as deposits to insurance liabilities. Revenues for these contracts consist of mortality, morbidity, expense and surrender charges. We establish reserves for the estimated present value of the remaining net costs of all reported and unreported claims.

     Reinsurance

     In the normal course of business, we seek to limit our exposure to loss on any single insured or to certain groups of policies by ceding reinsurance to other insurance enterprises. We currently retain no more than $.5 million of mortality risk on any one policy. We diversify the risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ratings. If any reinsurer could not meet its obligations, the Company would assume the liability. The likelihood of a material loss being incurred as a result of the failure of one of our reinsurers is considered remote. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policy. The cost of reinsurance ceded totaled $4.3 million, $11.1 million and $23.1 million in 2001, 2000 and 1999, respectively. A receivable is recorded for the reinsured portion of insurance policy benefits paid and liabilities for insurance products. Reinsurance recoveries netted against insurance policy benefits totaled $4.6 million, $10.1 million and $20.8 million in 2001, 2000 and 1999, respectively.

     From time-to-time, we assume insurance from other companies. Any costs associated with the assumption of insurance are amortized consistent with the method used to amortize the cost of policies produced described above. Reinsurance premiums assumed totaled $1.0 million, $4.9 million and $18.7 million in 2001, 2000 and 1999, respectively.

     Income Taxes

     Our income tax expense includes deferred income taxes arising from temporary differences between the tax and financial reporting bases of assets and liabilities. In assessing the realization of deferred income tax assets, we consider whether it is more likely than not that the deferred income tax assets will be realized. The ultimate realization of deferred income tax assets depends upon generating future taxable income during the periods in which temporary differences become

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


deductible. If future income is not generated as expected, a valuation allowance will be established.

     Investment Borrowings

     As part of our investment strategy, we may enter into reverse repurchase agreements and dollar-roll transactions to increase our investment return or to improve our liquidity. We account for these transactions as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. Dollar rolls are similar to reverse repurchase agreements except that, with dollar rolls, the repurchase involves securities that are only substantially the same as the securities sold. Such borrowings averaged $102.7 million during 2001 and $86.3 million during 2000. These borrowings were collateralized by investment securities with fair values approximately equal to the loan value. The weighted average interest rate on short-term collateralized borrowings was 3.7 percent and 5.8 percent in 2001 and 2000, respectively. The primary risk associated with short-term collateralized borrowings is that a counterparty will be unable to perform under the terms of the contract. Our exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments (such excess was not material at December 31, 2001). We believe the counterparties to our reverse repurchase and dollar-roll agreements are financially responsible and that the counterparty risk is minimal.

     Use of Estimates

     When we prepare financial statements in conformity with GAAP, we are required to make estimates and assumptions that significantly affect various reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting periods. For example, we use significant estimates and assumptions in calculating values for the cost of policies produced, the cost of policies purchased, goodwill, insurance liabilities, liabilities related to litigation, guaranty fund assessment accruals and deferred income taxes. If our future experience differs materially from these estimates and assumptions, our financial statements would be affected.

     Fair Values of Financial Instruments

     We use the following methods and assumptions to determine the estimated fair values of financial instruments:

     Investment securities. For fixed maturity securities (including redeemable preferred stocks) and for equity and trading securities, we use quotes from independent pricing services, where available. For investment securities for which such quotes are not available, we use values obtained from broker-dealer market makers or by discounting expected future cash flows using a current market rate appropriate for the yield, credit quality, and (for fixed maturity securities) the maturity of the investment being priced.

     Cash and cash equivalents. The carrying amount for these instruments approximates their estimated fair value.

     Mortgage loans and policy loans. We discount future expected cash flows for loans included in our investment portfolio based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. We aggregate loans with similar characteristics in our calculations. The market value of policy loans approximates their carrying value.

     Other invested assets. We use quoted market prices, where available. When quotes are not available, we estimate the fair value based on: (i) discounted future expected cash flows; or (ii) independent transactions which establish a value for our investment. When we are unable to estimate a fair value, we assume a market value equal to carrying value.

     Insurance liabilities for interest-sensitive products. We discount future expected cash flows based on interest rates currently being offered for similar contracts with similar maturities.

     Investment borrowings. Due to the short-term nature of these borrowings (terms generally less than 30 days), estimated

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     fair values are assumed to approximate the carrying amount reported in the balance sheet.

     Here are the estimated fair values of our financial instruments:

                                                                              2001                           2000
                                                                   ------------------------      -----------------------
                                                                   Carrying           Fair       Carrying          Fair
                                                                    Amount            Value       Amount           Value
                                                                    ------            -----       ------           -----
                                                                                     (Dollars in millions)

Financial assets:
   Actively managed fixed maturities............................   $1,198.6        $1,198.6      $1,192.1        $1,192.1
   Equity securities ...........................................        8.2             8.2           8.6             8.6
   Mortgage loans...............................................       78.5            77.3         100.0            97.7
   Policy loans.................................................       73.8            73.8          75.7            75.7
   Other invested assets........................................       41.0            41.0          73.3            73.3
   Cash and cash equivalents....................................      149.3           149.3          78.8            78.8

Financial liabilities:
   Insurance liabilities for interest-sensitive products (1)....    1,086.4         1,086.4       1,128.6         1,128.6
   Investment borrowings........................................      151.8           151.8          58.5            58.5

--------------------
     (1) The estimated fair value of the liabilities for interest-sensitive products was approximately equal to its carrying value at December 31, 2001 and 2000. This was because interest rates credited on the vast majority of account balances approximate current rates paid on similar products and because these rates are not generally guaranteed beyond one year. We are not required to disclose fair values for insurance liabilities, other than those for interest- sensitive products. However, we take into consideration the estimated fair values of all insurance liabilities in our overall management of interest rate risk. We attempt to minimize exposure to changing interest rates by matching investment maturities with amounts due under insurance contracts.

     Recently Issued Accounting Standards

     The FASB issued Statement of Financial Accounting Standards No. 144, "Accounting for the Impairment of Long- Lived Assets" ("SFAS 144") in August 2001. This standard addresses the measurement and reporting for impairment of all long-lived assets. It also broadens the definition of what may be presented as a discontinued operation in the consolidated statement of operations to include components of a company's business segments. SFAS 144 requires that long-lived assets currently in use be written down to fair value when considered impaired. Long-lived assets to be disposed of are written down to the lower of cost or fair value less the estimated cost to sell. The Company is required to implement this standard beginning January 1, 2002. We do not expect that the adoption of this standard will have a material effect on our financial position or results of operations.

     The FASB issued Statement of Financial Accounting Standards No. 141, "Business Combinations", and No. 142, "Goodwill and Other Intangible Assets" in June 2001. Under the new rules, intangible assets with an indefinite life will no longer be amortized in periods subsequent to December 31, 2001, but will be subject to annual impairment tests (or more frequent under certain circumstances), effective January 1, 2002. The Company has determined that all of its goodwill has an indefinite life and is therefore subject to the new rules. Application of the nonamortization provisions is expected to improve our financial results by approximately $1.5 million in the year ended December 31, 2002.

     SFAS 141 requires that all business combinations initiated after June 30, 2001 be accounted for using the purchase method, and prospectively prohibits the use of the pooling-of-interests method.

     Pursuant to SFAS 142, the goodwill impairment test has two-steps. The first step consists of determining the estimated fair value of the Company. The estimated fair value will be compared to the Company's book value. If the estimated fair value exceeds the carrying amount, the test is complete and goodwill is not impaired. If the fair value is less than the carrying value, the second step of the impairment test must be performed. SFAS 142 is required to be adopted as of

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


January 1, 2002. The significant factors used to determine the estimated fair value of the Company include analyses of industry market valuation, historical and projected performance of the Company and discounted cash flow analysis, which are currently in process. If the carrying value of the Company exceeds estimated fair value, we will be required to complete the second step. This step is more complex than the first because it involves the valuation of all assets and liabilities, and then comparison of our "implied goodwill" with the carrying value of our goodwill. If the carrying value exceeds the implied value in the initial application of this standard, an impairment loss is recognized as a cumulative effect of a change in accounting standard. Subsequent impairments, if any, would be classified as an operating expense.

     The Company is currently evaluating the carrying value of goodwill under this standard. The amount of any potential impairment is unknown at this time and is dependent upon the estimated fair market value of the Company, which is currently in process. Although this standard will increase the Company's results of operations in the future due to the elimination of goodwill amortization from our statement of operations, any impairments would result in a charge calculated as discussed in the preceding paragraphs.

     Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended by Statement of Financial Accounting Standards No. 137, "Deferral of the Effective Date of FASB Statement No. 133" and Statement of Financial Accounting Standards No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities" (collectively referred to as "SFAS 133") requires all derivative instruments to be recorded on the balance sheet at estimated fair value. Changes in the fair value of derivative instruments are to be recorded each period either in current earnings or other comprehensive income (loss), depending on whether a derivative is designated as part of a hedge transaction and, if it is, on the type of hedge transaction. We adopted SFAS 133 on January 1, 2001. The initial adoption of the new standard did not have a material impact on the Company's financial position or results of operations and there was no cumulative effect of an accounting change related to its adoption.

2.   MERGER

     On January 1, 2000, Providential was merged with the Company, with the Company being the surviving corporation. At the time of the merger, all 10,000 shares of Providential's $100 par value common stock were cancelled. Each share of common stock of the Company issued and outstanding at January 1, 2000, remained outstanding as the common stock of the merged company.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Providential was acquired by Conseco on September 30, 1997, in a business combination accounted for under the purchase method of accounting. As described in note 1 and above, the consolidated financial statements include the assets and liabilities of Providential at December 31, 2001 and 2000, and its results of operations, changes in shareholder's equity and cash flows as if the merger occurred on September 30, 1997. The impact of the merger on certain balances reflected in the consolidated financial statements was as follows:

                                                          Amount Prior to                         Reported
                                                         Effect of Merger      Providential        Amount
                                                         ----------------      ------------        ------
                                                                          (Dollars in millions)
1999
Revenues.............................................          $359.7             $21.3            $381.0
Net income...........................................            25.2               1.5              26.7

3.   INVESTMENTS:

     At December 31, 2001, the amortized cost and estimated fair value of actively managed fixed maturities and equity securities were as follows:

                                                                                        Gross         Gross      Estimated
                                                                         Amortized   unrealized    unrealized      fair
                                                                           cost         gains        losses        value
                                                                           ----         -----        ------        -----
                                                                                         (Dollars in millions)
Investment grade:
   Corporate securities................................................  $  698.6        $3.4        $23.2      $  678.8
   United States Treasury securities and obligations of
     United States government corporations and agencies................       9.8          .5           -           10.3
   States and political subdivisions...................................      19.7          .5           .8          19.4
   Debt securities issued by foreign governments.......................       5.8          .1           .1           5.8
   Mortgage-backed securities .........................................     405.7         3.6          5.5         403.8
Below-investment grade (primarily corporate securities)................     110.3          .6         30.4          80.5
                                                                         --------        ----        -----      --------

     Total actively managed fixed maturities...........................  $1,249.9        $8.7        $60.0      $1,198.6
                                                                         ========        ====        =====      ========

Equity securities......................................................  $    8.2        $ .1        $  .1      $    8.2
                                                                         ========        ====        =====      ========

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     At December 31, 2000, the amortized cost and estimated fair value of actively managed fixed maturities and equity securities were as follows:

                                                                                        Gross         Gross      Estimated
                                                                         Amortized   unrealized    unrealized      fair
                                                                           cost         gains        losses        value
                                                                           ----         -----        ------        -----
                                                                                       (Dollars in millions)
Investment grade:
   Corporate securities................................................  $  693.4       $ 1.7        $38.9      $  656.2
   United States Treasury securities and obligations of
     United States government corporations and agencies................      25.6          .9           -           26.5
   States and political subdivisions...................................      11.7          .1           .3          11.5
   Debt securities issued by foreign governments.......................      11.9          -            .5          11.4
   Mortgage-backed securities .........................................     408.2         1.7          4.5         405.4
Below-investment grade (primarily corporate securities)................     109.8          .1         28.8          81.1
                                                                         --------       -----        -----      --------

     Total actively managed fixed maturities...........................  $1,260.6       $ 4.5        $73.0      $1,192.1
                                                                         ========       =====        =====      ========

Equity securities......................................................  $    9.1       $  -         $  .5      $    8.6
                                                                         ========       =====        =====      ========


     Accumulated other comprehensive loss is primarily comprised of unrealized losses on actively managed fixed maturity investments. Such amounts, included in shareholder's equity as of December 31, 2001 and 2000, were summarized as follows:

                                                                                                        2001       2000
                                                                                                        ----       ----
                                                                                                     (Dollars in millions)
Unrealized losses on investments.....................................................................  $(52.1)    $(74.9)
Adjustments to cost of policies purchased and cost of policies produced..............................    26.9       35.4
Deferred income tax benefit..........................................................................     9.1       14.3
                                                                                                       ------     ------

       Accumulated other comprehensive loss..........................................................  $(16.1)    $(25.2)
                                                                                                       ======     ======


     The following table sets forth the amortized cost and estimated fair value of actively managed fixed maturities at December 31, 2001, by contractual maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Most of the mortgage-backed securities shown below provide for periodic payments throughout their lives.

                                                                                                                 Estimated
                                                                                                 Amortized         fair
                                                                                                   cost            value
                                                                                                   ----            -----
                                                                                                   (Dollars in millions)
Due in one year or less........................................................................   $    9.1      $    9.0
Due after one year through five years..........................................................       85.3          84.8
Due after five years through ten years.........................................................      265.9         257.9
Due after ten years............................................................................      483.9         443.1
                                                                                                  --------      --------

    Subtotal...................................................................................      844.2         794.8

Mortgage-backed securities.....................................................................      405.7         403.8
                                                                                                  --------      --------

        Total actively managed fixed maturities ...............................................   $1,249.9      $1,198.6
                                                                                                  ========      ========

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Net investment income consisted of the following:

                                                                                          2001         2000         1999
                                                                                          ----         ----         ----
                                                                                               (Dollars in millions)
Actively managed fixed maturity securities...........................................   $  94.1        $ 99.4      $116.1
Equity securities....................................................................       2.4           5.2        12.2
Mortgage loans.......................................................................       7.5           8.8         9.9
Policy loans.........................................................................       4.7           4.8         4.8
Other invested assets................................................................       2.8           5.2         3.5
Cash and cash equivalents............................................................        .5           2.3         2.1
Separate accounts....................................................................    (166.8)        191.2       151.8
                                                                                        -------        ------      ------

    Gross investment income..........................................................     (54.8)        316.9       300.4
Investment expenses..................................................................       1.0           1.1         1.5
                                                                                        -------        ------      ------

       Net investment income.........................................................   $ (55.8)       $315.8      $298.9
                                                                                        =======        ======      ======


     There were no significant fixed maturity investments that were not accruing investment income in 2001, 2000 and 1999.

     Investment losses, net of related investment expenses, were included in revenue as follows:


                                                                                           2001         2000         1999
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)
Fixed maturities:
    Gross gains........................................................................  $ 15.8       $  5.3       $  8.6
    Gross losses.......................................................................   (13.3)       (13.2)       (14.5)
    Other than temporary decline in fair value.........................................   (25.1)        (4.2)        (1.3)
                                                                                         ------       ------       ------

         Net investment losses from fixed maturities before expenses...................   (22.6)       (12.1)        (7.2)

Equity securities......................................................................      -           6.5           .3
Other than temporary decline in fair value of other invested assets....................    (9.6)        (4.3)          -
Other..................................................................................     (.4)          .4           .4
                                                                                         ------       ------       ------

         Net investment losses before expenses.........................................   (32.6)        (9.5)        (6.5)
Investment expenses....................................................................     2.5          2.6          3.5
                                                                                         ------       ------       ------

         Net investment losses.........................................................  $(35.1)      $(12.1)      $(10.0)
                                                                                         ======       ======       ======

     The Company holds $82.3 million of fixed maturity investments issued by non-affiliated special purpose entities (the "trusts"). The trusts were established to invest in various assets and issue debt and equity securities as permitted by the trusts' indentures. The accounting policies of the trusts are similar to ours. The Company and certain other subsidiaries of Conseco hold all of the debt issued by the trusts; a nonaffiliated party owns the equity securities. The trusts are not permitted to incur additional debt and do not hold derivative instruments.

     At December 31, 2001, the carrying value of the investments on the trusts' books approximates the value of the fixed maturity investments held by Conseco's subsidiaries. Approximately 24 percent of the trusts' investments are held in zero- coupon government bonds, 33 percent are held in other fixed maturity investments, 21 percent are held in various limited partnership investments, 11 percent are held in the common stock of TeleCorp PCS, Inc., 7 percent are held in mortgage loans and 4 percent are held in other investments.

     At December 31, 2001, the mortgage loan balance was primarily comprised of commercial loans. Approximately 20

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


percent, 9 percent, 8 percent, 7 percent, 7 percent and 7 percent of the mortgage loan balance were on properties located in Michigan, Florida, Oklahoma, Georgia, Ohio and Tennessee, respectively. No other state comprised greater than 5 percent of the mortgage loan balance. Noncurrent mortgage loans were insignificant at December 31, 2001. Our allowance for loss on mortgage loans was $.3 million at both December 31, 2001 and 2000.

     Life insurance companies are required to maintain certain investments on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $12.4 million at December 31, 2001.

     The Company had no investments in any single entity in excess of 10 percent of shareholder's equity at December 31, 2001, other than investments issued or guaranteed by the United States government or a United States government agency.


4.   INSURANCE LIABILITIES:

     These liabilities consisted of the following:

                                                                                    Interest
                                                         Withdrawal    Mortality      rate
                                                         assumption   assumption   assumption      2001            2000
                                                         ----------   ----------   ----------      ----            ----
                                                                                                  (Dollars in millions)

   Future policy benefits:
     Interest-sensitive products:
       Investment contracts............................      N/A          N/A          (c)       $  805.5       $  834.3
       Universal life-type contracts...................      N/A          N/A          N/A          280.9          294.3
                                                                                                 --------       --------

         Total interest-sensitive products.............                                           1,086.4        1,128.6
                                                                                                 --------       --------
     Traditional products:
       Traditional life insurance contracts............    Company        (a)         7.5%          163.5          166.3
                                                          experience
       Limited-payment contracts.......................    Company        (b)         7.5%          101.6          104.6
                                                          experience                             --------       --------
                                                         if applicable

         Total traditional products....................                                             265.1          270.9
                                                                                                 --------       --------

   Claims payable and other policyholder funds ........      N/A          N/A          N/A           31.4           36.3
   Liabilities related to separate accounts............      N/A          N/A          N/A        1,649.1        1,825.5
                                                                                                 --------       --------

       Total...........................................                                          $3,032.0       $3,261.3
                                                                                                 ========       ========

-------------
   (a) Principally, modifications of the 1975 - 80 Basic, Select and Ultimate Tables.

   (b) Principally, the 1984 United States Population Table and the NAIC 1983 Individual Annuitant Mortality Table.

   (c) At both December 31, 2001 and 2000, approximately 96 percent of this liability represented account balances where future benefits are not guaranteed. The weighted average interest rate on the remainder of the liabilities representing the present value of guaranteed future benefits was approximately 6 percent at December 31, 2001.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


5.   INCOME TAXES:

     Income tax liabilities were comprised of the following:

                                                                                                      2001           2000
                                                                                                      ----           ----
                                                                                                     (Dollars in millions)

Deferred income tax liabilities (assets):
    Investments (primarily actively managed fixed maturities)..................................     $ (3.1)        $  4.0
    Cost of policies purchased and cost of policies produced...................................       94.3           94.0
    Insurance liabilities......................................................................      (19.7)         (50.2)
    Unrealized depreciation....................................................................       (9.1)         (14.3)
    Other......................................................................................      (13.3)           6.0
                                                                                                    ------         ------

         Deferred income tax liabilities.......................................................       49.1           39.5
Current income tax liabilities (assets)........................................................       (9.8)           9.9
                                                                                                    ------         ------

         Income tax liabilities................................................................     $ 39.3         $ 49.4
                                                                                                    ======         ======



    Income tax expense was as follows:

                                                                                               2001       2000       1999
                                                                                               ----       ----       ----
                                                                                                  (Dollars in millions)
Current tax provision (benefit)...........................................................     $ 1.0     $(11.7)     $ 4.3
Deferred tax provision (benefit)..........................................................      (3.6)      20.9       10.1
                                                                                               -----     ------      -----

         Income tax expense (benefit).....................................................     $(2.6)    $  9.2      $14.4
                                                                                               =====     ======      =====


     A reconciliation of the U.S. statutory corporate tax rate to the effective rate reflected in the statement of operations is as follows:


                                                                                                2001       2000       1999
                                                                                                ----       ----       ----

U.S. statutory corporate rate.............................................................    (35.0)%      35.0%      35.0%
State taxes...............................................................................      (.5)         .8        1.5
Other.....................................................................................      6.6         2.5       (1.5)
                                                                                              -----        ----       ----

         Income tax expense (benefit).....................................................    (28.9)%      38.3%      35.0%
                                                                                              =====        ====       ====


6.   OTHER DISCLOSURES:

     Litigation

     The Company is involved on an ongoing basis in lawsuits related to its operations. Although the ultimate outcome of such matters cannot be predicted, such lawsuits currently pending against the Company are not expected, individually or in the aggregate, to have a material adverse effect on the Company's financial condition, cash flows or results of operations.

     Guaranty Fund Assessments

     The balance sheet at December 31, 2001, includes: (i) accruals of $1.1 million, representing our estimate of all known assessments that will be levied against the Company by various state guaranty associations based on premiums written through December 31, 2001; and (ii) receivables of $.9 million that we estimate will be recovered through a reduction in future premium taxes as a result of such assessments. At December 31, 2000, such guaranty fund assessment related accruals were $.5 million and such receivables were $1.6 million. These estimates are subject to change when the associations determine more precisely the losses that have occurred and how such losses will be allocated among the

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


insurance companies. We recognized expense for such assessments of $1.1 million in 2001 and $.7 million in 2000 and $1.1 million in 1999.

     Related Party Transactions

     The Company operates without direct employees through management and service agreements with subsidiaries of Conseco. Fees for such services (including data processing, executive management and investment management services) are based on Conseco's direct and directly allocable costs plus a 10 percent margin. Total fees incurred by the Company under such agreements were $43.8 million in 2001, $43.3 million in 2000 and $43.4 million in 1999.

     At December 31, 2000, the Company held $22.6 million of preferred stock (classified as "other invested assets") issued by an affiliated company. During 2001, such preferred stock plus accrued unpaid dividends was sold to another affiliated company. There was no gain or loss related to the sale.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


7.   OTHER OPERATING STATEMENT DATA:

     Insurance policy income consisted of the following:


                                                                                           2001         2000         1999
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)
Premiums collected:
    Direct premiums collected.........................................................    $503.4        $955.5      $720.4
    Reinsurance assumed...............................................................       1.0           4.9        18.7
    Reinsurance ceded.................................................................      (4.3)        (11.1)      (23.1)
                                                                                          ------        ------      ------

          Premiums collected, net of reinsurance......................................     500.1         949.3       716.0
    Less premiums on universal life and products
       without mortality and morbidity risk which are
       recorded as additions to insurance liabilities ................................     452.0         893.7       654.1
                                                                                          ------        ------      ------
          Premiums on traditional products with mortality or morbidity risk,
             recorded as insurance policy income......................................      48.1          55.6        61.9
Fees and surrender charges on interest-sensitive products.............................      56.5          35.4        30.2
                                                                                          ------        ------      ------

          Insurance policy income.....................................................    $104.6        $ 91.0      $ 92.1
                                                                                          ======        ======      ======


     The five states with the largest shares of 2001 collected premiums were Texas (14 percent), California (14 percent), Illinois (7.9 percent), Florida (7.8 percent) and Michigan (7.4 percent). No other state accounted for more than 6 percent of total collected premiums.

     Changes in the cost of policies purchased were as follows:


                                                                                           2001         2000         1999
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)

Balance, beginning of year............................................................    $116.1       $138.0      $104.8
    Amortization......................................................................      (9.4)       (11.1)       (4.5)
    Amounts related to fair value adjustment of actively managed fixed maturities.....      (6.0)       (10.8)       37.7
                                                                                          ------       ------      ------

Balance, end of year..................................................................    $100.7       $116.1      $138.0
                                                                                          ======       ======      ======


     Based on current conditions and assumptions as to future events on all policies in force, the Company expects to amortize approximately 12 percent of the December 31, 2001, balance of cost of policies purchased in 2002, 11 percent in 2003, 10 percent in 2004, 8 percent in 2005 and 7 percent in 2006. The average discount rate used to determine the amortization of the cost of policies purchased was 9 percent in both 2001 and 2000.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Changes in the cost of policies produced were as follows:

                                                                                           2001         2000         1999
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)

Balance, beginning of year............................................................    $214.1       $147.6      $ 82.5
    Additions.........................................................................      41.7         84.2        62.7
    Amortization......................................................................     (25.3)       (17.6)       (8.3)
    Amounts related to fair value adjustment of actively managed fixed maturities.....      (2.5)         (.1)       10.7
                                                                                          ------       ------      ------

Balance, end of year..................................................................    $228.0       $214.1      $147.6
                                                                                          ======       ======      ======

     The cost of policies produced and the cost of policies purchased are amortized in relation to the estimated gross profits to be earned over the life of our annuity products. As a result of economic developments, actual experience of our products and changes in our expectations, we changed our investment yield assumptions (decreasing such yield from 14 percent to 11 percent) used in calculating the estimated gross profits to be earned on our annuity products. Such changes resulted in additional amortization of the cost of policies produced and the cost of policies purchased of $7.2 million in 2001.

8.   STATEMENT OF CASH FLOWS:

     Income taxes refunded (paid) during 2001, 2000, and 1999, were $(14.3) million, $5.2 million and $(2.1) million, respectively.

9.   STATUTORY INFORMATION:

     Statutory accounting practices prescribed or permitted by regulatory authorities for insurance companies differ from GAAP. The Company reported the following amounts to regulatory agencies:


                                                                                     2001            2000
                                                                                     ----            ----
                                                                                     (Dollars in millions)

   Statutory capital and surplus.................................................. $ 98.6           $102.0
   Asset valuation reserve........................................................   20.8             38.5
   Interest maintenance reserve...................................................   48.3             55.0
                                                                                   ------           ------

       Total...................................................................... $167.7           $195.5
                                                                                   ======           ======


     Our statutory net income (loss) was $5.5 million, $(6.3) million and $14.6 million in 2001, 2000 and 1999, respectively.

     State insurance laws generally restrict the ability of insurance companies to pay dividends or make other distributions. We may pay dividends to our parent in 2002 of $17.4 million without permission from state regulatory authorities. During 2001, we paid dividends to our parent of $10.1 million.

     The National Association of Insurance Commissioners adopted codified statutory accounting principles in a process referred to as codification. Such principles are summarized in the Accounting Practices and Procedures Manual. The revised manual is effective January 1, 2001. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that we use to prepare our statutory-basis financial statements. The impact of these changes decreased our statutory-based capital and surplus as of January 1, 2001, by approximately $2.0 million.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


10.  SUBSEQUENT EVENT:

     In the first quarter of 2002, we entered into a reinsurance agreement pursuant to which we are ceding 100 percent of our traditional life and interest-sensitive life insurance business to Protective Life Insurance Company (rated A+ by A.M. Best). The total insurance liabilities ceded pursuant to the contract are approximately $470 million. The agreement is subject to regulatory approval. Upon receipt of all regulatory approvals, we will receive a ceding commission of $49.5 million. The ceding commission approximated the value of the cost of policies purchased and the cost of policies produced related to the ceded business.

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)              Financial Statements
                 The financial statements of Conseco Variable Insurance Company (the "Company") and Conseco Variable Annuity Account H are included in Part B hereof.

(b)              Exhibits
    (1) Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.(4)

    (2)          Not Applicable.

    (3)  (a)     Form of Principal Underwriters Agreement between the Company on behalf of the Separate Account and Conseco Equity Sales,
                 Inc.(5)

         (b) Form of Selling Agreement between the Company and Conseco Equity Sales, Inc.(5)

    (4)  (a)     Individual Variable Deferred Annuity Contract.(4)

         (b)     Guaranteed Minimum Death Benefit Rider.(4)

         (c)     Guaranteed Minimum Income Benefit Rider.(4)

         (d)     Unemployment Benefit Rider.(4)

    (5)          Application Form.(5)

    (6)  (a)     Articles of Incorporation of Great American Reserve Insurance
                 Company.(1)

         (b) Articles of Amendment to the Articles of Incorporation of the Company.(6)

         (c)     Amended and Restated By-Laws of the Company.(6)

    (7)          Not Applicable.

    (8)  (a)     Form of Fund Participation Agreement between The Alger American
                 Fund, Great American Reserve Insurance Company and Fred Alger and Company, Incorporated.(2)


         (b) Form of Fund Participation Agreement between Great American Reserve Insurance Company, Berger Institutional Products Trust and BBOI Worldwide LLC.(2)

         (c)     Form of Fund Participation Agreement between Great American
          ` Reserve Insurance Company, Insurance Management Series and Federated Securities Corp.(2)

         (d) Form of Fund Participation Agreement between Great American Reserve Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.(2)

         (e) Form of Fund Participation Agreement between Lord Abbett Series Fund, Inc., Lord, Abbett and

                 Co. and Great American Reserve Insurance Company.(2)

         (f) Form of Fund Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services, Inc.(2)

         (g) Form of Fund Participation Agreement between Great American Reserve Insurance Company, INVESCO Variable Investment Funds, Inc., and INVESCO Funds Group, Inc.(3)

         (h) Form of Fund Participation Agreement between the Company, Rydex Variable Trust and PADCO Financial Services, Inc.(6)

         (i) Form of Fund Participation Agreement between Pioneer Variable Contracts Trust, the Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.(7)

         (j) Form of Fund Participation Agreement between Seligman Portfolios, Inc., Seligman Advisors, Inc. and the Company.(8)

         (k) Form of Fund Participation Agreement between First American Insurance Portfolios, Inc., First American Asset Management and the Company.(8)

    (9)          Opinion and Consent of Counsel.

    (10) (a)     Consent of Sutherland Asbill & Brennan LLP.

         (b)     Consent of Independent Accountants.

    (11)         Not Applicable.

    (12)         Not Applicable.

    (13)         Calculation of Performance Information.(9)

    (14)         Not Applicable.

    (15)         Company Organizational Chart.(6)


(1) Incorporated by reference to the initial registration statement on Form N-4, Great American Reserve Variable Annuity Account F, filed electronically on November 14, 1997 (File Nos. 333-40309 and 811-08483).

(2) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4, Great American Reserve Variable Annuity Account F, filed electronically on February 3, 1998 (File Nos. 333-40309 and 811-08483).

(3) Incorporated by reference to the initial registration statement on Form N-4, Great American Reserve Variable Annuity Account G, filed electronically on January 23, 1996 (File Nos. 333-00373 and 811-07501).

(4) Incorporated by reference to Registrant's initial registration statement on Form N-4, Conseco Variable Annuity Account H, filed electronically on November 12, 1999 (File Nos. 333-90737 and 811-09693).

(5) Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4, Conseco Variable Annuity Account H, filed electronically on
February 4, 2000 (File Nos. 333-90737 and 811-09693).

(6) Incorporated by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4, Conseco Variable Annuity Account H, filed electronically on April 28, 2000 (File No. 333-90737 and 811-09693).

(7) Incorporated by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4, Conseco Variable Annuity Account H, filed electronically on December 29, 2000 (File No. 333-90737 and 811-09693).

(8) Incorporated by reference to Post-Effective Amendment No. 21 to Form N-4, Coneseco Variable Annuity Account C, filed electronically on May 1, 2001 (File No. 33-2460 and 811-4819).

(9) Incorporated by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4, Conseco Variable Annuity Account H, filed electronically on May 1, 2001 (File No. 333-90737 and 811-09693).

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The following table sets forth certain information regarding the executive officers and directors of the Company who are engaged directly or indirectly in activities relating to the Variable Account or the Contracts. Their principal business address is 11815 North Pennsylvania Street, Carmel, IN 46032.


         |--------------------------------------------------|------------------------------------------------|
         |                                                  |             Positions and Offices              |
         |                      Name                        |               with the Company                 |
         |--------------------------------------------------|------------------------------------------------|
         |                                                  |                                                |
         | Elizabeth C. Georgakopoulos                      | Director and President                         |
         |--------------------------------------------------|------------------------------------------------|
         | David K. Herzog                                  | Director, Executive Vice President, General    |
         |                                                  | Counsel and Secretary                          |
         |--------------------------------------------------|------------------------------------------------|
         | Richard M. Maybin                                | Executive Vice President, Information          |
         |                                                  | Technology                                     |
         |--------------------------------------------------|------------------------------------------------|
         | James S. Adams                                   | Director, Senior Vice President, Chief         |
         |                                                  | Accounting Officer and Treasurer               |
         |--------------------------------------------------|------------------------------------------------|
         | Robert E. Burkett, Jr.                           | Senior Vice President, Legal and Assistant     |
         |                                                  | Secretary                                      |
         |--------------------------------------------------|------------------------------------------------|
         | Jon F. Davis                                     | Senior Vice President, Actuarial               |
         |--------------------------------------------------|------------------------------------------------|
         | William T. Devanney, Jr.                         | Senior Vice President, Corporate Taxes         |
         |--------------------------------------------------|------------------------------------------------|
         | Richard R. Dykhouse                              | Senior Vice President, Legal and Assistant     |
         |                                                  | Secretary                                      |
         |--------------------------------------------------|------------------------------------------------|
         | Kimberly K. Geurkink                             | Senior Vice President, Insurance Operations    |
         |--------------------------------------------------|------------------------------------------------|
         | James S. Hawke                                   | Senior Vice President, Actuarial               |
         |--------------------------------------------------|------------------------------------------------|
         | Maura M. Kautsky                                 | Senior Vice President, Marketing and Product   |
         |                                                  | Management                                     |
         |--------------------------------------------------|------------------------------------------------|
         | Karl W. Kindig                                   | Senior Vice President, Legal and Assistant     |
         |                                                  | Secretary                                      |
         |--------------------------------------------------|------------------------------------------------|
         | Ronald F. Ruhl                                   | Director                                       |
         |--------------------------------------------------|------------------------------------------------|
         | William J. Shea                                  | Director                                       |
         |--------------------------------------------------|------------------------------------------------|
         | K. Lowell Short, Jr.                             | Senior Vice President, Finance                 |
         |--------------------------------------------------|------------------------------------------------|
         | Dennis A. Taylor                                 | Senior Vice President, Finance                 |
         |--------------------------------------------------|------------------------------------------------|
         | Gail Y. Van Dalen                                | Senior Vice President, Sales                   |
         |--------------------------------------------------|------------------------------------------------|
         | Kimberly A. Zerrenner                            | Senior Vice President, Human Resources         |
         |--------------------------------------------------|------------------------------------------------|


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     The following information concerns those companies that may be deemed to be controlled by or under common control with Conseco Variable Insurance Company. Conseco, Inc. or one of its wholly owned subsidiaries owns 100% of each of the companies listed below, unless indicated otherwise:

Conseco, Inc. (IN)

     CDOC, Inc. (DE)

     Conseco Risk Management, Inc. (IN)

     Conseco Capital Management, Inc. (DE)

     Conseco Equity Sales, Inc. (TX)

     ExlService.com, Inc. (DE)

         exl Service.com (India) Private Limited (India)

     Conseco Services, LLC (9.9%) (IN)

     Conseco Marketing, LLC (9%) (IN)

     Conseco Entertainment, Inc. (IN)

         Conseco Entertainment L.L.C (99%) (IN)

         Conseco HPLP, L.L.C (1%) (IN)

     Conseco HPLP, L.L.C. (99%) (IN)

     Conseco, L.L.C. (10%) (DE)

     Codelinks Data Service Private Limited (.004%) (India)

     CIHC, Incorporated (DE)

         Conseco Management Services Company (TX)

              Conseco Services, LLC (1%) (IN)

                  Conseco Marketing, LLC (90%) (IN)

              Conseco Marketing, LLC (1%) (IN)

         Conseco Services, LLC (89.1%) (IN)

         Conseco Entertainment L.L.C (1%) (IN)

         Conseco L.L.C. (90%) (DE)

         Codelinks Data Service Private Limited (99.006%) (India)

         Codelinks, LLC (IN)

         CNC Entertainment Nevada, Inc. (NV)

         Conseco Health Services, Inc. (PA)

         CNC Real Estate, Inc. (DE)

         Design Benefit Plans, Inc. (IL)

              Continental Marketing Corporation of Illinois, Inc. (IL)

              DBP of Nevada, Inc. (NV)

              Design Benefit Plans of Oregon, Inc. (OR)

         NAL Financial Group, Inc. (DE)

              NAL Mortgage Corporation (FL)

              NAL Acceptance Corporation (FL)

                  Performance Cars of South Florida, Inc. (FL)

                  Lease Asset Management, Inc. (FL)

                  Special Fiance, Inc. (FL)

                  Autorics, Inc. (DE)

                  Autorics II, Inc. (DE)

                  NAL Insurance Services, Inc. (FL)

         Automobile Underwriters Corporation (IA)

              Automobile Underwriters, Incorporated (IN)

              Techno Company d/b/a Statesman Data Services, Inc. (IA)

         Direct Financial Services, Inc. (IL)

              Erie International Insurance Company, Inc. (Turcs and Caicos Islands)

              Network Air Medical Systems, Inc. (IL)

              Association Management Corporation (IL)

                  Pioneer Savers Plan, Inc. (IL)

                  Independent Savers Plan, Inc. (IL)

              Preferred Health Choice, Inc. (IL)

              Personal HealthCare, Inc. (DE)

                  Healthscope, Inc. (IL)

              Partners Health Group, Inc. (IL)

         Ardiel Insurance Service, Inc. (CA)

         Specialty Planners, Inc. (CA)

         CTIHC, Inc. (DE)

         Conseco Finance Corp. (DE)

              Conseco Finance Servicing Corp. (DE)

              Conseco Finance Corp.-Alabama  (DE)

              Conseco Finance Corp.-Texas  (DE)

              Conseco Finance Credit Corp.  (NY)

              Conseco Finance Consumer Discount Company  (PA)

              Conseco Finance Loan Company (MN)

              Landmark Manufactured Housing, Inc.  (MN)

              P Financial Services, Inc.  (MN)

              Conseco Finance Vendor Services Corporation  (DE)

              Green Tree Retail Services Bank, Inc.  (SD)

              Conseco Bank, Inc.  (UT)

              Conseco Finance Canada Holding Company  (DE)

              Conseco Finance Canada Company  (Nova Scotia)

              BizGuild, Inc.  (MN)

              Green Tree Finance Corp.-Two  (MN)

              Green Tree Finance Corp.-Three  (MN)

              Green Tree Finance Corp.-Five  (MN)

              Green Tree Finance Corp.-Six  (MN)

              Conseco Finance SP Corp.-Seven  (MN)

              Conseco Finance SP Corp.-Eight  (MN)

              Conseco Finance Net Interest Margin Finance Corp. I  (DE)

              Conseco Finance Net Interest Margin Finance Corp. II  (DE)

              Green Tree Residual Finance Corp. I  (MN)

              Green Tree Floorplan Funding Corp.  (DE)

              Conseco Finance Credit Card Funding Corp.  (MN)

              Conseco Finance Securitizations Corp.  (MN)

              Conseco HE/HI 2001-B-2, Inc.  (MN)

              Conseco Finance Advance Receivables Corp.  (MN)

              Conseco Finance Leasing Trust  (DE)

              Green Tree Titling Limited Partnership I  (DE)

              Green Tree Titling Limited Partnership II  (DE)

              G.T. Titling, LLC I  (DE)

              G.T. Titling, LLC II  (DE)

              Green Tree Titling Holding Company I  (DE)

              Green Tree RECS II Guaranty Corporation  (MN)

              Green Tree First GP Inc.  (MN)

              Green Tree Second GP Inc.  (MN)

              Conseco Agency, Inc.  (MN)

              Conseco Agency of Alabama, Inc.  (AL)

              Conseco Agency of Kentucky, Inc  (KY)

              Conseco Agency of Nevada, Inc.  (NV)

              Conseco Agency of New York, Inc.  (NY)

              Crum-Reed General Agency, Inc.  (TX)

              Conseco Agency Reinsurance Limited  (Turks and Caicos Island)

              Rice Park Properties Corporation  (MN)

              Conseco Finance Foundation  (MN)

         Conseco Securities, Inc. (DE)

         K.F. Insurance Agency of Massachusetts, Inc. (MA)

         K.F. Agency, Inc. (IL)

         Administrators Service Corporation (IL)

         Eagles' National Corporation (KY)

         Conseco Teleservices, Inc. (DE)

         Hawthorne Advertising Agency, Inc. (PA)

         PL Holdings, Inc. (NV)

         Integrated Networks, Inc. (IL)

         ResortPort Holding of Delaware, Inc. (DE)

              3037953 Nova Scotia Company (Nova Scotia)

                  Resortport Investment Partnership (60%) (Nova Scotia)

                      Resortport Development Partnership (Nova Scotia)

         Design Securities Corporation (DE)

         Geneva International Insurance Company, Inc. (Turcs and Caicos Islands)

         Business Information Group, Inc. (IL)

         Conseco Travel & Event Services, Inc. (CO)

         Independent Processing Services, Inc. (DE)

         Consumer Acceptance Corporation (IN)

              General Acceptance Corporation Reinsurance Limited (Turcs and Caicos Islands)

         American Life and Casualty Marketing Division Co. (IA)

         Conseco Group Risk Management Company (MS)

         Target Ad Group, Inc. (IL)

         United Life Holdings, Inc. (NV)

         Response Air Ambulance Network, Inc. (IL)

         Conseco Life Insurance Company  of Texas (TX)

              Conseco Direct Life Insurance Company (PA)

                  C.P. Real Estate Services Corp. (NJ)

              Conseco Variable Insurance Company (TX)

                  Eagle Mortgage Company, Inc. (AR)

              Pioneer Life Insurance Company (IL)

                  Manhattan National Life Insurance Company (IL)

                  Conseco Medical Insurance Company (IL)

              Conseco Health Insurance Company (AZ)

              Conseco Senior Health Insurance Company (PA)

                  Conseco Life Insurance Company of New York (NY)

                  Carmel, Fifth, LLC (25%) (DE)

              Washington National Insurance Company (IL)

                  Washington National Development Company (DE)

                  Conseco Life Insurance Company (IN)

                  Carmel, Fifth, LLC (22.5%) (DE)

              Conseco Annuity Assurance Company (IL)

                  Carmel, Fifth, LLC (2.5%) (DE)

              Bankers Life Insurance Company of Illinois (IL)

                  Bankers Life and Casualty Company (IL)

                      Carmel, Fifth, LLC (50%) (DE)

                      Falls Holding of Delaware, Inc. (DE)

                      3037939 Nova Scotia Company (Nova Scotia)

         Bankers National Life Insurance Company (TX)

         Conseco Life Insurance (Bermuda) Limited (Bermuda)

         CFIHC, Inc. (DE)

              Conseco Private Capital Group, Inc. (IN)

              Conseco Global Investments, Inc. (DE)

              Conseco Mortgage Capital, Inc. (DE)

              Marketing Distribution Systems Consulting Group, Inc. (DE)

                  BankMark School of Business, Inc. (DE)

                  Investment Services Center of Delaware, Inc. (DE)

                  Bankmark, Inc. (ME)

                  Community Insurance Agency, Inc. (NH)

                  MDS of New Jersey, Inc. (NJ)

                      Community Insurance Agency, Inc. (MA)

                      MDS Investment Center, Inc. (CT)

              Performance Matters Associates, Inc. (DE)

                  Performance Matters Associates of Texas, Inc. (TX)

                  Performance Matters Associates of Kansas, Inc. (KS)

                  Performance Matters Associates of Ohio, Inc. (OH)


ITEM 27. NUMBER OF CONTRACT OWNERS

     As of March 31, 2002, there were 729 non-qualified contract owners and 1,110 qualified contract owners.

ITEM 28. INDEMNIFICATION

     The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Conseco Equity Sales, Inc. is the principal underwriter for the following investment companies (other than the Registrant):

         Conseco Variable Annuity Account C          Conseco Fund Group
         Conseco Variable Annuity Account E          Conseco Advisor Variable Annuity Account
         Conseco Variable Annuity Account F          BMA Variable Life Account A
         Conseco Variable Annuity Account G          Conseco Variable Account L
         Conseco Variable Annuity Account I

(b) Conseco Equity Sales, Inc. ("CES") is the principal underwriter for the Contracts. The following persons are the officers and directors of CES. The principal business address for each officer and director of CES is 11815 North Pennsylvania Street, Carmel, Indiana 46032.



         |-------------------------------------------------|----------------------------------------------|
         |                                                 |            Positions and Offices             |
         |                      Name                       |              with Underwriter                |
         |-------------------------------------------------|----------------------------------------------|
         |                                                 |                                              |
         | Donald B. Johnston                              | Director and President                       |
         |-------------------------------------------------|----------------------------------------------|
         | James S. Adams                                  | Director, Senior Vice President, Chief       |
         |                                                 | Accounting Officer and Treasurer             |
         |-------------------------------------------------|----------------------------------------------|
         | William T. Devanney, Jr.                        | Senior Vice President, Corporate Taxes       |
         |-------------------------------------------------|----------------------------------------------|
         | James C. Crampton                               | Vice President, Corporate Taxes              |
         |-------------------------------------------------|----------------------------------------------|
         | William P. Kovacs                               | Director, Vice President, General Counsel,   |
         |                                                 | Secretary and Chief Compliance Officer       |
         |-------------------------------------------------|----------------------------------------------|
         | Margaret A. Cullem-Fiore                        | Vice President and Associate General Counsel |
         |-------------------------------------------------|----------------------------------------------|

(c)


|--------------------------------|---------------------------|-----------------------|---------------|-----------------|
|                                |       Net Underwriting    |    Compensation on    |               |                 |
|       Name of Principal        |        Discounts and      |     Redemption or     |   Brokerage   |                 |
|           Underwriter          |          Commissions      |      Annuitization    |   Commissions |   Compensation* |
|--------------------------------|---------------------------|-----------------------|---------------|-----------------|
|                                |                           |                       |               |                 |
|   Conseco Equity Sales, Inc.   |    None                   |    None               |    None       |    None         |
|--------------------------------|---------------------------|-----------------------|---------------|-----------------|

*Fees paid by the Company for serving as underwriter

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         Conseco Variable Insurance Company, whose address is 11815 N. Pennsylvania Street, Carmel, IN 46032, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS

     (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     (d) Conseco Variable Insurance Company (the "Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

     (e)  The Securities and Exchange Commission (the "SEC") issued the
American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

          (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

          (2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

          (3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

          (4) Obtain from each plan participant who purchases a Section 403(b) =annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

     The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the registrant, Conseco Variable Annuity Account H, certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this registration statement and has duly caused this Post-Effective Amendment No. 4 to the registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Carmel, the State of Indiana, on this 29th day of April, 2002.


                                        CONSECO VARIABLE ANNUITY ACCOUNT H
                                        Registrant

                                        By: Conseco Variable Insurance Company

                                        By: /s/ ELIZABETH C. GEORGAKOPOULOUS
                                            -----------------------------------
                                               Elizabeth C. Georgakopoulos
                                                       President

                                        CONSECO VARIABLE INSURANCE COMPANY
                                        Depositor

                                        By: /s/ ELIZABETH C. GEORGAKOPOULOUS
                                            -----------------------------------
                                               Elizabeth C. Georgakopoulos
                                                       President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to its registration statement has been signed below by the following persons in the capacities indicated on the date(s) set forth below.

SIGNATURE                                   TITLE                                       DATE
---------                                   -----                                       ----
/s/ RONALD F. RUHL                          Director                                    April 29, 2002
---------------------------------------
Ronald F. Ruhl


/s/ ELIZABETH C. GEORGAKOPOULOS             Director and President                      April 29, 2002
-------------------------------             (principal executive officer)
Elizabeth C. Georgakopoulos


/s/ JAMES S. ADAMS                          Director, Senior Vice President,            April 29, 2002
---------------------------------------     Chief Accounting Officer and
James S. Adams                              Treasurer
                                            (principal financial officer
                                            and principal accounting officer)


/s/ DAVID K. HERZOG                         Director                                    April 29, 2002
---------------------------------------
David K. Herzog


/s/ WILLIAM J. SHEA                         Director                                    April 29, 2002
---------------------------------------
William J. Shea

                                INDEX TO EXHIBITS



EXHIBIT
NUMBER                     EXHIBIT
------                     -------

(b)(9)                     Opinion and Consent of Counsel
(b)(10)(a)                 Consent of Sutherland Asbill & Brennan LLP
(b)(10)(b)                 Consent of Independent Accountants